Jackson National Separate Account I

Financial Statements

December 31, 2021

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2021

	JNL Aggressive Growth Allocation Fund - Class A	JNL Aggressive Growth Allocation Fund - Class I	JNL Bond Index Fund - Class I	JNL Conservative Allocation Fund - Class A	JNL Conservative Allocation Fund - Class I	JNL Emerging Markets Index Fund - Class I	JNL Growth Allocation Fund - Class A
Assets
Investments, at fair value	$1,696,278,925	$15,790,380	$498,847	$716,759,718	$7,336,510	$430,495	$2,514,907,754
Receivables:
Investments in Fund shares sold	1,309,954	195	5	2,690,573	88	4	1,006,000
Investment Division units sold	901,304	—	—	150,442	—	—	606,480
Total assets	1,698,490,183	15,790,575	498,852	719,600,733	7,336,598	430,499	2,516,520,234

Liabilities
Payables:
Investments in Fund shares purchased	901,304	—	—	150,442	—	—	606,480
Investment Division units redeemed	1,249,988	—	—	2,667,125	—	—	916,655
Insurance fees due to Jackson	59,966	195	5	23,448	88	4	89,345
Total liabilities	2,211,258	195	5	2,841,015	88	4	1,612,480
Net assets	$1,696,278,925	$15,790,380	$498,847	$716,759,718	$7,336,510	$430,495	$2,514,907,754

Investments in Funds, shares outstanding	86,149,260	791,895	49,538	49,809,570	503,190	46,793	126,377,274
Investments in Funds, at cost	$1,110,913,864	$12,619,205	$501,177	$647,461,682	$6,957,116	$429,010	$1,632,823,166

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2021

	JNL Aggressive Growth Allocation Fund - Class A	JNL Aggressive Growth Allocation Fund - Class I	JNL Bond Index Fund - Class I(a)	JNL Conservative Allocation Fund - Class A	JNL Conservative Allocation Fund - Class I	JNL Emerging Markets Index Fund - Class I(a)	JNL Growth Allocation Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	21,268,823	59,242	281	8,522,116	30,828	143	31,920,093
Total expenses	21,268,823	59,242	281	8,522,116	30,828	143	31,920,093
Net investment income (loss)	(21,268,823)	(59,242)	(281)	(8,522,116)	(30,828)	(143)	(31,920,093)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	110,406,229	665,981	(2)	30,510,186	384,136	—	152,130,755
Net change in unrealized appreciation
(depreciation) on investments	121,061,463	1,133,380	(2,330)	(4,213,668)	(105,673)	1,485	147,705,818
Net realized and unrealized gain (loss)	231,467,692	1,799,361	(2,332)	26,296,518	278,463	1,485	299,836,573

Net change in net assets
from operations	$210,198,869	$1,740,119	$(2,613)	$17,774,402	$247,635	$1,342	$267,916,480

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 26, 2021. The Statement of Operations is from April 26, 2021 through December 31, 2021.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2021

	JNL Growth Allocation Fund - Class I	JNL International Index Fund - Class I	JNL iShares Tactical Growth Fund - Class A	JNL iShares Tactical Growth Fund - Class I	JNL iShares Tactical Moderate Fund - Class A	JNL iShares Tactical Moderate Fund - Class I	JNL iShares Tactical Moderate Growth Fund - Class A
Assets
Investments, at fair value	$18,309,471	$878,733	$303,039,567	$7,087,918	$195,054,940	$8,028,472	$328,502,311
Receivables:
Investments in Fund shares sold	2,801	8	219,807	1,805	137,230	93	15,043
Investment Division units sold	2,783	96,553	2,740	—	183,675	—	177,033
Total assets	18,315,055	975,294	303,262,114	7,089,723	195,375,845	8,028,565	328,694,387

Liabilities
Payables:
Investments in Fund shares purchased	2,783	96,553	2,740	—	183,675	—	177,033
Investment Division units redeemed	2,583	—	210,642	1,719	131,067	—	5,041
Insurance fees due to Jackson	218	8	9,165	86	6,163	93	10,002
Total liabilities	5,584	96,561	222,547	1,805	320,905	93	192,076
Net assets	$18,309,471	$878,733	$303,039,567	$7,087,918	$195,054,940	$8,028,472	$328,502,311

Investments in Funds, shares outstanding	908,208	85,397	17,446,147	406,184	14,331,737	586,448	21,139,145
Investments in Funds, at cost	$14,500,873	$869,187	$251,344,757	$6,303,551	$179,977,588	$7,800,158	$281,557,809

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2021

	JNL Growth Allocation Fund - Class I	JNL International Index Fund - Class I(a)	JNL iShares Tactical Growth Fund - Class A	JNL iShares Tactical Growth Fund - Class I	JNL iShares Tactical Moderate Fund - Class A	JNL iShares Tactical Moderate Fund - Class I	JNL iShares Tactical Moderate Growth Fund - Class A
Investment Income
Dividends	$—	$—	$2,880,761	$80,675	$2,283,818	$111,161	$3,619,260
Expenses
Asset-based charges	71,593	278	3,192,912	28,331	2,012,261	26,401	3,408,441
Total expenses	71,593	278	3,192,912	28,331	2,012,261	26,401	3,408,441
Net investment income (loss)	(71,593)	(278)	(312,151)	52,344	271,557	84,760	210,819

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	6,754,174	154,248	3,000,728	122,238	6,127,639
Investments	1,090,017	(6)	11,475,077	133,721	5,482,028	123,902	8,578,965
Net change in unrealized appreciation
(depreciation) on investments	909,931	9,546	18,360,892	495,655	2,069,087	75,441	14,300,639
Net realized and unrealized gain (loss)	1,999,948	9,540	36,590,143	783,624	10,551,843	321,581	29,007,243

Net change in net assets
from operations	$1,928,355	$9,262	$36,277,992	$835,968	$10,823,400	$406,341	$29,218,062

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 26, 2021. The Statement of Operations is from April 26, 2021 through December 31, 2021.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2021

	JNL iShares Tactical Moderate Growth Fund - Class I	JNL Mid Cap Index Fund - Class I	JNL Moderate Allocation Fund - Class A	JNL Moderate Allocation Fund - Class I	JNL Moderate Growth Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class I	JNL Multi-Manager Alternative Fund - Class A
Assets
Investments, at fair value	$6,997,860	$1,234,910	$2,601,061,963	$16,675,875	$4,753,181,346	$11,015,295	$232,331,267
Receivables:
Investments in Fund shares sold	85	12	1,325,267	403	689,409	1,488	79,271
Investment Division units sold	1,719	68,039	855,932	—	647,526	—	59,340
Total assets	6,999,664	1,302,961	2,603,243,162	16,676,278	4,754,518,281	11,016,783	232,469,878

Liabilities
Payables:
Investments in Fund shares purchased	1,719	68,039	855,932	—	647,526	—	59,340
Investment Division units redeemed	—	—	1,232,168	209	519,020	1,353	72,546
Insurance fees due to Jackson	85	12	93,099	194	170,389	135	6,725
Total liabilities	1,804	68,051	2,181,199	403	1,336,935	1,488	138,611
Net assets	$6,997,860	$1,234,910	$2,601,061,963	$16,675,875	$4,753,181,346	$11,015,295	$232,331,267

Investments in Funds, shares outstanding	448,869	118,286	150,524,419	952,363	249,904,382	571,629	19,655,776
Investments in Funds, at cost	$6,353,164	$1,193,316	$2,055,003,181	$14,080,240	$3,391,861,574	$9,324,516	$209,397,404

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2021

	JNL iShares Tactical Moderate Growth Fund - Class I	JNL Mid Cap Index Fund - Class I(a)	JNL Moderate Allocation Fund - Class A	JNL Moderate Allocation Fund - Class I	JNL Moderate Growth Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class I	JNL Multi-Manager Alternative Fund - Class A
Investment Income
Dividends	$91,681	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	26,089	599	34,591,138	67,273	63,384,151	46,893	2,335,340
Total expenses	26,089	599	34,591,138	67,273	63,384,151	46,893	2,335,340
Net investment income (loss)	65,592	(599)	(34,591,138)	(67,273)	(63,384,151)	(46,893)	(2,335,340)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	127,831	—	—	—	—	—	—
Investments	50,750	28	93,088,703	373,143	220,523,704	454,375	6,057,481
Net change in unrealized appreciation
(depreciation) on investments	346,328	41,594	95,035,959	799,719	246,735,866	528,525	(596,118)
Net realized and unrealized gain (loss)	524,909	41,622	188,124,662	1,172,862	467,259,570	982,900	5,461,363

Net change in net assets
from operations	$590,501	$41,023	$153,533,524	$1,105,589	$403,875,419	$936,007	$3,126,023

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 26, 2021. The Statement of Operations is from April 26, 2021 through December 31, 2021.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2021

	JNL Multi-Manager Alternative Fund - Class I	JNL Multi-Manager Emerging Markets Equity Fund - Class A	JNL Multi-Manager Emerging Markets Equity Fund - Class I	JNL Multi-Manager International Small Cap Fund - Class A	JNL Multi-Manager International Small Cap Fund - Class I	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class I
Assets
Investments, at fair value	$2,847,425	$829,523,242	$10,533,446	$516,745,510	$4,185,157	$446,998,151	$13,679,838
Receivables:
Investments in Fund shares sold	89	260,000	156	120,388	206	131,953	526
Investment Division units sold	—	653,621	4,202	160,202	—	1,479,189	28,490
Total assets	2,847,514	830,436,863	10,537,804	517,026,100	4,185,363	448,609,293	13,708,854

Liabilities
Payables:
Investments in Fund shares purchased	—	653,621	4,202	160,202	—	1,479,189	28,490
Investment Division units redeemed	55	230,496	31	101,949	156	116,555	360
Insurance fees due to Jackson	34	29,504	125	18,439	50	15,398	166
Total liabilities	89	913,621	4,358	280,590	206	1,611,142	29,016
Net assets	$2,847,425	$829,523,242	$10,533,446	$516,745,510	$4,185,157	$446,998,151	$13,679,838

Investments in Funds, shares outstanding	238,079	73,539,295	929,695	32,830,083	263,549	22,139,582	670,909
Investments in Funds, at cost	$2,782,438	$669,560,639	$9,744,052	$505,858,037	$4,107,571	$347,886,869	$11,283,172

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2021

	JNL Multi-Manager Alternative Fund - Class I	JNL Multi-Manager Emerging Markets Equity Fund - Class A	JNL Multi-Manager Emerging Markets Equity Fund - Class I	JNL Multi-Manager International Small Cap Fund - Class A	JNL Multi-Manager International Small Cap Fund - Class I(a)	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class I
Investment Income
Dividends	$—	$10,912,878	$161,442	$1,717,264	$14,079	$—	$—
Expenses
Asset-based charges	8,992	11,698,268	45,931	4,638,772	12,609	4,326,947	41,387
Total expenses	8,992	11,698,268	45,931	4,638,772	12,609	4,326,947	41,387
Net investment income (loss)	(8,992)	(785,390)	115,511	(2,921,508)	1,470	(4,326,947)	(41,387)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	3,612,023	29,438	—	—
Investments	19,379	57,617,542	679,619	1,215,792	23,278	19,859,869	519,750
Net change in unrealized appreciation
(depreciation) on investments	18,140	(64,099,275)	(857,559)	9,943,732	77,586	49,202,752	1,334,592
Net realized and unrealized gain (loss)	37,519	(6,481,733)	(177,940)	14,771,547	130,302	69,062,621	1,854,342

Net change in net assets
from operations	$28,527	$(7,267,123)	$(62,429)	$11,850,039	$131,772	$64,735,674	$1,812,955

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 26, 2021. The Statement of Operations is from April 26, 2021 through December 31, 2021.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2021

	JNL Multi-Manager Small Cap Growth Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class I	JNL Multi-Manager Small Cap Value Fund - Class A	JNL Multi-Manager Small Cap Value Fund - Class I	JNL S&P 500 Index Fund - Class I	JNL Small Cap Index Fund - Class I	JNL/American Funds Balanced Fund - Class A
Assets
Investments, at fair value	$2,632,126,563	$40,356,954	$1,265,731,826	$15,201,047	$287,588,475	$711,433	$2,604,564,254
Receivables:
Investments in Fund shares sold	897,299	1,007	588,453	11,370	36,965	40,905	817,621
Investment Division units sold	1,300,759	66,935	697,230	56,365	623,047	34,077	3,198,441
Total assets	2,634,324,621	40,424,896	1,267,017,509	15,268,782	288,248,487	786,415	2,608,580,316

Liabilities
Payables:
Investments in Fund shares purchased	1,300,759	66,935	697,230	56,365	623,047	34,077	3,198,441
Investment Division units redeemed	802,551	524	542,155	11,187	33,568	40,898	725,086
Insurance fees due to Jackson	94,748	483	46,298	183	3,397	7	92,535
Total liabilities	2,198,058	67,942	1,285,683	67,735	660,012	74,982	4,016,062
Net assets	$2,632,126,563	$40,356,954	$1,265,731,826	$15,201,047	$287,588,475	$711,433	$2,604,564,254

Investments in Funds, shares outstanding	54,529,243	787,146	68,380,974	812,890	14,090,567	67,950	162,887,070
Investments in Funds, at cost	$1,826,932,283	$35,497,198	$1,066,117,125	$13,462,851	$213,367,581	$697,153	$2,042,650,037

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2021

	JNL Multi-Manager Small Cap Growth Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class I	JNL Multi-Manager Small Cap Value Fund - Class A	JNL Multi-Manager Small Cap Value Fund - Class I	JNL S&P 500 Index Fund - Class I	JNL Small Cap Index Fund - Class I(a)	JNL/American Funds Balanced Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	36,464,874	160,413	15,134,416	50,092	953,318	359	30,321,691
Total expenses	36,464,874	160,413	15,134,416	50,092	953,318	359	30,321,691
Net investment income (loss)	(36,464,874)	(160,413)	(15,134,416)	(50,092)	(953,318)	(359)	(30,321,691)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	265,957,792	2,898,430	50,073,760	502,558	10,846,486	10,415	74,261,615
Net change in unrealized appreciation
(depreciation) on investments	(203,185,731)	(2,810,150)	121,125,545	1,119,601	43,556,365	14,280	234,927,594
Net realized and unrealized gain (loss)	62,772,061	88,280	171,199,305	1,622,159	54,402,851	24,695	309,189,209

Net change in net assets
from operations	$26,307,187	$(72,133)	$156,064,889	$1,572,067	$53,449,533	$24,336	$278,867,518

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 26, 2021. The Statement of Operations is from April 26, 2021 through December 31, 2021.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2021

	JNL/American Funds Balanced Fund - Class I	JNL/American Funds Bond Fund of America Fund - Class A	JNL/American Funds Bond Fund of America Fund - Class I	JNL/American Funds Capital Income Builder Fund - Class A	JNL/American Funds Capital Income Builder Fund - Class I	JNL/American Funds Capital World Bond Fund - Class A	JNL/American Funds Capital World Bond Fund - Class I
Assets
Investments, at fair value	$48,506,493	$59,610,970	$1,655,662	$255,934,128	$6,987,070	$454,546,608	$4,712,844
Receivables:
Investments in Fund shares sold	2,038	3,330	19	30,591	211	93,238	63
Investment Division units sold	5,504	163,242	35,000	75,702	1,252	278,944	101,513
Total assets	48,514,035	59,777,542	1,690,681	256,040,421	6,988,533	454,918,790	4,814,420

Liabilities
Payables:
Investments in Fund shares purchased	5,504	163,242	35,000	75,702	1,252	278,944	101,513
Investment Division units redeemed	1,450	1,374	—	21,772	127	76,560	7
Insurance fees due to Jackson	588	1,956	19	8,819	84	16,678	56
Total liabilities	7,542	166,572	35,019	106,293	1,463	372,182	101,576
Net assets	$48,506,493	$59,610,970	$1,655,662	$255,934,128	$6,987,070	$454,546,608	$4,712,844

Investments in Funds, shares outstanding	2,902,842	5,896,238	163,441	19,447,882	524,949	38,750,776	394,711
Investments in Funds, at cost	$40,051,961	$59,649,790	$1,651,666	$215,850,728	$5,877,194	$431,482,561	$4,665,798

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2021

	JNL/American Funds Balanced Fund - Class I	JNL/American Funds Bond Fund of America Fund - Class A(a)	JNL/American Funds Bond Fund of America Fund - Class I(a)	JNL/American Funds Capital Income Builder Fund - Class A	JNL/American Funds Capital Income Builder Fund - Class I	JNL/American Funds Capital World Bond Fund - Class A	JNL/American Funds Capital World Bond Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	185,992	228,621	2,676	2,685,183	23,823	6,359,760	18,897
Total expenses	185,992	228,621	2,676	2,685,183	23,823	6,359,760	18,897
Net investment income (loss)	(185,992)	(228,621)	(2,676)	(2,685,183)	(23,823)	(6,359,760)	(18,897)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	2,340,197	15,511	4,287	4,750,899	180,354	7,391,547	41,770
Net change in unrealized appreciation
(depreciation) on investments	3,327,300	(38,820)	3,996	23,325,901	565,089	(33,030,077)	(251,975)
Net realized and unrealized gain (loss)	5,667,497	(23,309)	8,283	28,076,800	745,443	(25,638,530)	(210,205)

Net change in net assets
from operations	$5,481,505	$(251,930)	$5,607	$25,391,617	$721,620	$(31,998,290)	$(229,102)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 26, 2021. The Statement of Operations is from April 26, 2021 through December 31, 2021.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2021

	JNL/American Funds Global Growth Fund - Class A	JNL/American Funds Global Growth Fund - Class I	JNL/American Funds Global Small Capitalization Fund - Class A	JNL/American Funds Global Small Capitalization Fund - Class I	JNL/American Funds Growth Allocation Fund - Class A	JNL/American Funds Growth Allocation Fund - Class I	JNL/American Funds Growth Fund - Class A
Assets
Investments, at fair value	$916,808,705	$25,150,214	$857,882,165	$13,156,311	$3,918,413,767	$46,894,839	$4,201,243,944
Receivables:
Investments in Fund shares sold	334,358	1,134	223,504	408	942,139	569	882,946
Investment Division units sold	3,890,806	250,961	498,877	14,774	881,325	481	2,896,279
Total assets	921,033,869	25,402,309	858,604,546	13,171,493	3,920,237,231	46,895,889	4,205,023,169

Liabilities
Payables:
Investments in Fund shares purchased	3,890,806	250,961	498,877	14,774	881,325	481	2,896,279
Investment Division units redeemed	304,423	834	192,412	249	802,934	—	739,563
Insurance fees due to Jackson	29,935	300	31,092	159	139,205	569	143,383
Total liabilities	4,225,164	252,095	722,381	15,182	1,823,464	1,050	3,779,225
Net assets	$916,808,705	$25,150,214	$857,882,165	$13,156,311	$3,918,413,767	$46,894,839	$4,201,243,944

Investments in Funds, shares outstanding	34,793,499	943,015	37,544,077	562,476	150,708,222	1,779,690	81,943,514
Investments in Funds, at cost	$657,197,146	$19,850,605	$598,486,922	$11,708,824	$2,620,282,489	$37,299,415	$2,836,973,106

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2021

	JNL/American Funds Global Growth Fund - Class A	JNL/American Funds Global Growth Fund - Class I	JNL/American Funds Global Small Capitalization Fund - Class A	JNL/American Funds Global Small Capitalization Fund - Class I	JNL/American Funds Growth Allocation Fund - Class A	JNL/American Funds Growth Allocation Fund - Class I	JNL/American Funds Growth Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	9,984,220	93,465	11,700,442	49,901	47,729,262	172,692	44,654,606
Total expenses	9,984,220	93,465	11,700,442	49,901	47,729,262	172,692	44,654,606
Net investment income (loss)	(9,984,220)	(93,465)	(11,700,442)	(49,901)	(47,729,262)	(172,692)	(44,654,606)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	55,804,335	1,326,393	70,143,298	1,007,177	192,315,666	1,483,932	254,512,681
Net change in unrealized appreciation
(depreciation) on investments	62,640,127	1,694,676	(17,536,944)	(568,804)	267,097,123	3,383,710	424,578,166
Net realized and unrealized gain (loss)	118,444,462	3,021,069	52,606,354	438,373	459,412,789	4,867,642	679,090,847

Net change in net assets
from operations	$108,460,242	$2,927,604	$40,905,912	$388,472	$411,683,527	$4,694,950	$634,436,241

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2021

	JNL/American Funds Growth Fund - Class I	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds Growth-Income Fund - Class I	JNL/American Funds International Fund - Class A	JNL/American Funds International Fund - Class I	JNL/American Funds Moderate Growth Allocation Fund - Class A	JNL/American Funds Moderate Growth Allocation Fund - Class I
Assets
Investments, at fair value	$80,963,219	$9,906,526,280	$121,750,121	$1,723,832,488	$16,618,764	$2,910,596,198	$25,130,080
Receivables:
Investments in Fund shares sold	262,696	2,807,740	8,538	864,749	1,921	1,227,747	1,875
Investment Division units sold	294,973	1,311,281	159,038	1,696,193	2,778	1,328,561	—
Total assets	81,520,888	9,910,645,301	121,917,697	1,726,393,430	16,623,463	2,913,152,506	25,131,955

Liabilities
Payables:
Investments in Fund shares purchased	294,973	1,311,281	159,038	1,696,193	2,778	1,328,561	—
Investment Division units redeemed	261,714	2,458,917	7,088	803,236	1,722	1,123,246	1,569
Insurance fees due to Jackson	982	348,823	1,450	61,513	199	104,501	306
Total liabilities	557,669	4,119,021	167,576	2,560,942	4,699	2,556,308	1,875
Net assets	$80,963,219	$9,906,526,280	$121,750,121	$1,723,832,488	$16,618,764	$2,910,596,198	$25,130,080

Investments in Funds, shares outstanding	1,558,184	259,197,443	3,113,814	99,816,589	942,641	133,820,515	1,140,721
Investments in Funds, at cost	$59,737,976	$5,868,149,512	$90,580,937	$1,398,087,720	$15,244,179	$2,003,958,542	$19,755,258

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2021

	JNL/American Funds Growth Fund - Class I	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds Growth-Income Fund - Class I	JNL/American Funds International Fund - Class A	JNL/American Funds International Fund - Class I	JNL/American Funds Moderate Growth Allocation Fund - Class A	JNL/American Funds Moderate Growth Allocation Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	293,323	116,561,072	441,786	23,640,533	68,471	37,397,456	99,042
Total expenses	293,323	116,561,072	441,786	23,640,533	68,471	37,397,456	99,042
Net investment income (loss)	(293,323)	(116,561,072)	(441,786)	(23,640,533)	(68,471)	(37,397,456)	(99,042)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	5,625,405	574,035,330	4,857,228	81,329,715	705,708	135,270,061	660,733
Net change in unrealized appreciation
(depreciation) on investments	7,049,126	1,316,756,167	16,343,896	(110,965,905)	(1,011,954)	132,650,811	1,472,429
Net realized and unrealized gain (loss)	12,674,531	1,890,791,497	21,201,124	(29,636,190)	(306,246)	267,920,872	2,133,162

Net change in net assets
from operations	$12,381,208	$1,774,230,425	$20,759,338	$(53,276,723)	$(374,717)	$230,523,416	$2,034,120

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2021

	JNL/American Funds New World Fund - Class A	JNL/American Funds New World Fund - Class I	JNL/American Funds Washington Mutual Investors Fund - Class A	JNL/American Funds Washington Mutual Investors Fund - Class I	JNL/AQR Large Cap Defensive Style Fund - Class A	JNL/AQR Large Cap Defensive Style Fund - Class I	JNL/Baillie Gifford International Growth Fund - Class A
Assets
Investments, at fair value	$1,642,947,651	$28,529,683	$3,693,597,419	$37,965,329	$369,344,343	$5,297,677	$1,087,601,690
Receivables:
Investments in Fund shares sold	995,157	505	1,352,947	30,491	131,001	63	574,789
Investment Division units sold	1,639,629	67,005	625,288	50,000	45,257	—	568,810
Total assets	1,645,582,437	28,597,193	3,695,575,654	38,045,820	369,520,601	5,297,740	1,088,745,289

Liabilities
Payables:
Investments in Fund shares purchased	1,639,629	67,005	625,288	50,000	45,257	—	568,810
Investment Division units redeemed	935,498	163	1,218,214	30,037	117,606	—	536,659
Insurance fees due to Jackson	59,659	342	134,733	454	13,395	63	38,130
Total liabilities	2,634,786	67,510	1,978,235	80,491	176,258	63	1,143,599
Net assets	$1,642,947,651	$28,529,683	$3,693,597,419	$37,965,329	$369,344,343	$5,297,677	$1,087,601,690

Investments in Funds, shares outstanding	88,760,003	1,511,907	109,895,788	1,103,964	25,314,897	360,386	63,676,914
Investments in Funds, at cost	$1,183,837,476	$23,851,265	$2,161,634,215	$28,725,765	$321,705,694	$4,547,313	$913,258,260

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2021

	JNL/American Funds New World Fund - Class A	JNL/American Funds New World Fund - Class I	JNL/American Funds Washington Mutual Investors Fund - Class A	JNL/American Funds Washington Mutual Investors Fund - Class I	JNL/AQR Large Cap Defensive Style Fund - Class A	JNL/AQR Large Cap Defensive Style Fund - Class I	JNL/Baillie Gifford International Growth Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	21,968,106	113,778	45,779,312	130,796	3,452,282	15,607	16,068,648
Total expenses	21,968,106	113,778	45,779,312	130,796	3,452,282	15,607	16,068,648
Net investment income (loss)	(21,968,106)	(113,778)	(45,779,312)	(130,796)	(3,452,282)	(15,607)	(16,068,648)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	97,491,775	1,046,258	234,191,645	1,170,383	5,640,416	175,676	114,122,059
Net change in unrealized appreciation
(depreciation) on investments	(28,228,817)	(66,775)	583,451,791	5,955,248	41,156,717	541,537	(208,262,851)
Net realized and unrealized gain (loss)	69,262,958	979,483	817,643,436	7,125,631	46,797,133	717,213	(94,140,792)

Net change in net assets
from operations	$47,294,852	$865,705	$771,864,124	$6,994,835	$43,344,851	$701,606	$(110,209,440)

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2021

	JNL/Baillie Gifford International Growth Fund - Class I	JNL/Baillie Gifford U.S. Equity Growth Fund - Class A	JNL/BlackRock Advantage International Fund - Class A	JNL/BlackRock Advantage International Fund - Class I	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Allocation Fund - Class I	JNL/BlackRock Global Natural Resources Fund - Class A
Assets
Investments, at fair value	$29,508,002	$1,433,311	$31,875,890	$1,676,086	$3,498,419,222	$22,134,980	$793,031,467
Receivables:
Investments in Fund shares sold	785	26	2,354	20	851,275	706	915,081
Investment Division units sold	11,300	4,719	62,160	743	494,179	8,489	1,090,572
Total assets	29,520,087	1,438,056	31,940,404	1,676,849	3,499,764,676	22,144,175	795,037,120

Liabilities
Payables:
Investments in Fund shares purchased	11,300	4,719	62,160	743	494,179	8,489	1,090,572
Investment Division units redeemed	431	—	1,225	—	725,606	445	886,817
Insurance fees due to Jackson	354	26	1,129	20	125,669	261	28,264
Total liabilities	12,085	4,745	64,514	763	1,345,454	9,195	2,005,653
Net assets	$29,508,002	$1,433,311	$31,875,890	$1,676,086	$3,498,419,222	$22,134,980	$793,031,467

Investments in Funds, shares outstanding	1,706,651	161,409	2,568,565	134,302	205,185,878	1,275,056	71,444,276
Investments in Funds, at cost	$26,155,633	$1,581,134	$29,301,174	$1,612,099	$2,516,179,522	$17,833,312	$625,224,760

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2021

	JNL/Baillie Gifford International Growth Fund - Class I	JNL/Baillie Gifford U.S. Equity Growth Fund - Class A(a)	JNL/BlackRock Advantage International Fund - Class A	JNL/BlackRock Advantage International Fund - Class I	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Allocation Fund - Class I	JNL/BlackRock Global Natural Resources Fund - Class A
Investment Income
Dividends	$—	$—	$163,126	$9,919	$—	$—	$—
Expenses
Asset-based charges	134,297	10,758	249,217	6,276	46,694,514	88,383	9,761,548
Total expenses	134,297	10,758	249,217	6,276	46,694,514	88,383	9,761,548
Net investment income (loss)	(134,297)	(10,758)	(86,091)	3,643	(46,694,514)	(88,383)	(9,761,548)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	342,563	20,828	—	—	—
Investments	3,090,199	139,333	826,093	108,421	160,675,414	1,000,666	38,436,746
Net change in unrealized appreciation
(depreciation) on investments	(5,467,891)	(147,823)	765,179	6,576	90,427,121	453,638	150,004,887
Net realized and unrealized gain (loss)	(2,377,692)	(8,490)	1,933,835	135,825	251,102,535	1,454,304	188,441,633

Net change in net assets
from operations	$(2,511,989)	$(19,248)	$1,847,744	$139,468	$204,408,021	$1,365,921	$178,680,085

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 26, 2021. The Statement of Operations is from April 26, 2021 through December 31, 2021.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2021

	JNL/BlackRock Global Natural Resources Fund - Class I	JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/BlackRock Large Cap Select Growth Fund - Class I	JNL/Causeway International Value Select Fund - Class A	JNL/Causeway International Value Select Fund - Class I	JNL/ClearBridge Large Cap Growth Fund - Class A	JNL/ClearBridge Large Cap Growth Fund - Class I
Assets
Investments, at fair value	$8,944,148	$4,084,561,952	$45,428,795	$486,523,839	$12,580,486	$523,638,002	$31,664,680
Receivables:
Investments in Fund shares sold	26,218	1,508,914	2,291	204,422	283	319,954	752
Investment Division units sold	32	3,265,610	354,033	409,865	88,341	35,865	163,748
Total assets	8,970,398	4,089,336,476	45,785,119	487,138,126	12,669,110	523,993,821	31,829,180

Liabilities
Payables:
Investments in Fund shares purchased	32	3,265,610	354,033	409,865	88,341	35,865	163,748
Investment Division units redeemed	26,111	1,359,913	1,742	186,523	133	302,118	377
Insurance fees due to Jackson	107	149,001	549	17,899	150	17,836	375
Total liabilities	26,250	4,774,524	356,324	614,287	88,624	355,819	164,500
Net assets	$8,944,148	$4,084,561,952	$45,428,795	$486,523,839	$12,580,486	$523,638,002	$31,664,680

Investments in Funds, shares outstanding	792,921	54,475,353	575,266	29,414,984	738,725	23,221,197	1,386,977
Investments in Funds, at cost	$7,718,441	$2,322,973,569	$33,599,298	$445,135,632	$12,204,328	$361,869,081	$24,441,683

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2021

	JNL/BlackRock Global Natural Resources Fund - Class I	JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/BlackRock Large Cap Select Growth Fund - Class I	JNL/Causeway International Value Select Fund - Class A	JNL/Causeway International Value Select Fund - Class I	JNL/ClearBridge Large Cap Growth Fund - Class A	JNL/ClearBridge Large Cap Growth Fund - Class I
Investment Income
Dividends	$—	$—	$—	$6,318,765	$178,578	$—	$—
Expenses
Asset-based charges	25,444	53,064,423	179,839	6,562,323	36,834	5,805,432	104,168
Total expenses	25,444	53,064,423	179,839	6,562,323	36,834	5,805,432	104,168
Net investment income (loss)	(25,444)	(53,064,423)	(179,839)	(243,558)	141,744	(5,805,432)	(104,168)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	269,760	444,314,260	4,754,493	11,661,449	127,424	38,125,046	1,429,617
Net change in unrealized appreciation
(depreciation) on investments	956,781	282,136,317	2,592,726	20,133,287	78,420	51,901,569	3,345,333
Net realized and unrealized gain (loss)	1,226,541	726,450,577	7,347,219	31,794,736	205,844	90,026,615	4,774,950

Net change in net assets
from operations	$1,201,097	$673,386,154	$7,167,380	$31,551,178	$347,588	$84,221,183	$4,670,782

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2021

	JNL/DFA International Core Equity Fund - Class A	JNL/DFA International Core Equity Fund - Class I	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class I	JNL/DFA U.S. Small Cap Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class I	JNL/DoubleLine Core Fixed Income Fund - Class A
Assets
Investments, at fair value	$112,911,866	$6,246,870	$1,369,405,740	$25,292,235	$507,678,667	$17,549,228	$2,296,322,201
Receivables:
Investments in Fund shares sold	204,630	9,511	649,385	32,129	722,047	2,122	1,447,016
Investment Division units sold	51,710	204	101,787	—	223,583	11,665	1,844,772
Total assets	113,168,206	6,256,585	1,370,156,912	25,324,364	508,624,297	17,563,015	2,299,613,989

Liabilities
Payables:
Investments in Fund shares purchased	51,710	204	101,787	—	223,583	11,665	1,844,772
Investment Division units redeemed	200,700	9,436	601,025	31,825	704,379	1,911	1,362,916
Insurance fees due to Jackson	3,930	75	48,360	304	17,668	211	84,100
Total liabilities	256,340	9,715	751,172	32,129	945,630	13,787	3,291,788
Net assets	$112,911,866	$6,246,870	$1,369,405,740	$25,292,235	$507,678,667	$17,549,228	$2,296,322,201

Investments in Funds, shares outstanding	9,011,322	497,362	58,371,941	1,005,256	42,554,792	1,460,002	166,641,669
Investments in Funds, at cost	$107,149,709	$5,880,197	$812,757,556	$19,247,381	$445,121,755	$15,449,421	$2,161,016,667

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2021

	JNL/DFA International Core Equity Fund - Class A	JNL/DFA International Core Equity Fund - Class I	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class I	JNL/DFA U.S. Small Cap Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class I	JNL/DoubleLine Core Fixed Income Fund - Class A
Investment Income
Dividends	$1,523,860	$119,691	$—	$—	$—	$—	$—
Expenses
Asset-based charges	864,406	19,513	16,942,757	86,615	5,038,599	55,242	32,000,041
Total expenses	864,406	19,513	16,942,757	86,615	5,038,599	55,242	32,000,041
Net investment income (loss)	659,454	100,178	(16,942,757)	(86,615)	(5,038,599)	(55,242)	(32,000,041)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	699,372	39,790	—	—	—	—	—
Investments	1,789,049	255,957	118,582,883	1,161,061	29,826,622	1,270,818	28,555,246
Net change in unrealized appreciation
(depreciation) on investments	665,240	(63,882)	184,807,637	3,275,357	36,703,232	1,029,465	(39,263,484)
Net realized and unrealized gain (loss)	3,153,661	231,865	303,390,520	4,436,418	66,529,854	2,300,283	(10,708,238)

Net change in net assets
from operations	$3,813,115	$332,043	$286,447,763	$4,349,803	$61,491,255	$2,245,041	$(42,708,279)
See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2021

	JNL/DoubleLine Core Fixed Income Fund - Class I	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	JNL/DoubleLine Total Return Fund - Class A	JNL/DoubleLine Total Return Fund - Class I
Assets
Investments, at fair value	$26,228,854	$151,491,733	$3,262,227	$2,065,697,404	$37,202,919	$889,467,586	$14,910,446
Receivables:
Investments in Fund shares sold	16,805	145,593	117	736,317	2,496	537,339	204
Investment Division units sold	21,338	82,043	—	866,832	—	312,389	67,774
Total assets	26,266,997	151,719,369	3,262,344	2,067,300,553	37,205,415	890,317,314	14,978,424

Liabilities
Payables:
Investments in Fund shares purchased	21,338	82,043	—	866,832	—	312,389	67,774
Investment Division units redeemed	16,501	140,360	78	663,752	2,045	506,876	27
Insurance fees due to Jackson	304	5,233	39	72,565	451	30,463	177
Total liabilities	38,143	227,636	117	1,603,149	2,496	849,728	67,978
Net assets	$26,228,854	$151,491,733	$3,262,227	$2,065,697,404	$37,202,919	$889,467,586	$14,910,446

Investments in Funds, shares outstanding	1,750,925	12,326,423	267,835	87,123,467	1,552,062	77,210,728	1,284,276
Investments in Funds, at cost	$25,559,227	$138,092,682	$3,099,763	$1,464,155,971	$28,511,461	$857,898,744	$14,676,382

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2021

	JNL/DoubleLine Core Fixed Income Fund - Class I	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	JNL/DoubleLine Total Return Fund - Class A	JNL/DoubleLine Total Return Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	98,059	1,928,678	13,237	22,871,448	135,473	11,623,431	60,494
Total expenses	98,059	1,928,678	13,237	22,871,448	135,473	11,623,431	60,494
Net investment income (loss)	(98,059)	(1,928,678)	(13,237)	(22,871,448)	(135,473)	(11,623,431)	(60,494)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	219,266	3,645,960	46,073	94,929,133	2,104,444	9,390,727	81,235
Net change in unrealized appreciation
(depreciation) on investments	(258,400)	(2,520,794)	(21,114)	274,930,806	4,249,345	(13,359,962)	(111,390)
Net realized and unrealized gain (loss)	(39,134)	1,125,166	24,959	369,859,939	6,353,789	(3,969,235)	(30,155)

Net change in net assets
from operations	$(137,193)	$(803,512)	$11,722	$346,988,491	$6,218,316	$(15,592,666)	$(90,649)

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2021

	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	JNL/First Sentier Global Infrastructure Fund - Class A	JNL/First Sentier Global Infrastructure Fund - Class I	JNL/Franklin Templeton Global Multisector Bond Fund - Class A	JNL/Franklin Templeton Global Multisector Bond Fund - Class I	JNL/Franklin Templeton Growth Allocation Fund - Class A
Assets
Investments, at fair value	$947,928,669	$8,959,740	$647,439,805	$4,545,821	$465,142,188	$3,655,535	$1,100,058,890
Receivables:
Investments in Fund shares sold	494,794	292	236,680	4,510	261,422	372	409,474
Investment Division units sold	449,200	—	90,167	—	323,630	5,881	157,822
Total assets	948,872,663	8,960,032	647,766,652	4,550,331	465,727,240	3,661,788	1,100,626,186

Liabilities
Payables:
Investments in Fund shares purchased	449,200	—	90,167	—	323,630	5,881	157,822
Investment Division units redeemed	459,884	184	213,825	4,454	245,060	329	367,708
Insurance fees due to Jackson	34,910	108	22,855	56	16,362	43	41,766
Total liabilities	943,994	292	326,847	4,510	585,052	6,253	567,296
Net assets	$947,928,669	$8,959,740	$647,439,805	$4,545,821	$465,142,188	$3,655,535	$1,100,058,890

Investments in Funds, shares outstanding	73,312,349	676,207	37,123,842	256,971	61,854,014	479,100	58,265,831
Investments in Funds, at cost	$897,719,523	$8,668,131	$537,790,131	$4,066,587	$604,534,561	$4,426,570	$675,490,339

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2021

	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	JNL/First Sentier Global Infrastructure Fund - Class A	JNL/First Sentier Global Infrastructure Fund - Class I	JNL/Franklin Templeton Global Multisector Bond Fund - Class A	JNL/Franklin Templeton Global Multisector Bond Fund - Class I	JNL/Franklin Templeton Growth Allocation Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	12,899,769	36,400	8,028,580	14,575	6,298,273	15,501	15,434,942
Total expenses	12,899,769	36,400	8,028,580	14,575	6,298,273	15,501	15,434,942
Net investment income (loss)	(12,899,769)	(36,400)	(8,028,580)	(14,575)	(6,298,273)	(15,501)	(15,434,942)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	11,958,933	107,295	15,848,478	62,692	(28,621,161)	(155,182)	74,567,039
Net change in unrealized appreciation
(depreciation) on investments	(18,780,205)	(139,213)	59,570,862	348,048	7,011,661	10,653	70,449,581
Net realized and unrealized gain (loss)	(6,821,272)	(31,918)	75,419,340	410,740	(21,609,500)	(144,529)	145,016,620

Net change in net assets
from operations	$(19,721,041)	$(68,318)	$67,390,760	$396,165	$(27,907,773)	$(160,030)	$129,581,678

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2021

	JNL/Franklin Templeton Growth Allocation Fund - Class I	JNL/Franklin Templeton Income Fund - Class A	JNL/Franklin Templeton Income Fund - Class I	JNL/Goldman Sachs 4 Fund - Class A	JNL/Goldman Sachs 4 Fund - Class I	JNL/Goldman Sachs Managed Aggressive Growth Fund - Class A	JNL/Goldman Sachs Managed Aggressive Growth Fund - Class I
Assets
Investments, at fair value	$5,897,649	$1,561,713,219	$6,667,461	$6,030,829,800	$31,707,072	$2,558,413,292	$16,314,350
Receivables:
Investments in Fund shares sold	62	415,759	666	3,932,183	10,149	514,024	20,925
Investment Division units sold	—	141,806	1,282	651,959	—	135,129	—
Total assets	5,897,711	1,562,270,784	6,669,409	6,035,413,942	31,717,221	2,559,062,445	16,335,275

Liabilities
Payables:
Investments in Fund shares purchased	—	141,806	1,282	651,959	—	135,129	—
Investment Division units redeemed	—	358,879	585	3,714,826	9,764	418,349	20,726
Insurance fees due to Jackson	62	56,880	81	217,357	385	95,675	199
Total liabilities	62	557,565	1,948	4,584,142	10,149	649,153	20,925
Net assets	$5,897,649	$1,561,713,219	$6,667,461	$6,030,829,800	$31,707,072	$2,558,413,292	$16,314,350

Investments in Funds, shares outstanding	308,454	106,238,994	470,202	178,058,158	924,135	69,711,534	438,794
Investments in Funds, at cost	$5,553,835	$1,237,495,676	$5,647,079	$3,336,263,280	$23,751,205	$1,409,262,449	$12,085,270

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2021

	JNL/Franklin Templeton Growth Allocation Fund - Class I	JNL/Franklin Templeton Income Fund - Class A	JNL/Franklin Templeton Income Fund - Class I	JNL/Goldman Sachs 4 Fund - Class A	JNL/Goldman Sachs 4 Fund - Class I	JNL/Goldman Sachs Managed Aggressive Growth Fund - Class A	JNL/Goldman Sachs Managed Aggressive Growth Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	10,631	20,612,200	27,407	74,048,747	102,587	34,234,566	64,696
Total expenses	10,631	20,612,200	27,407	74,048,747	102,587	34,234,566	64,696
Net investment income (loss)	(10,631)	(20,612,200)	(27,407)	(74,048,747)	(102,587)	(34,234,566)	(64,696)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	179,247	50,608,681	147,069	488,112,611	1,362,947	202,985,248	439,907
Net change in unrealized appreciation
(depreciation) on investments	137,094	160,976,682	681,225	1,188,715,764	5,383,297	170,583,358	1,714,322
Net realized and unrealized gain (loss)	316,341	211,585,363	828,294	1,676,828,375	6,746,244	373,568,606	2,154,229

Net change in net assets
from operations	$305,710	$190,973,163	$800,887	$1,602,779,628	$6,643,657	$339,334,040	$2,089,533

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2021

	JNL/Goldman Sachs Managed Conservative Fund - Class A	JNL/Goldman Sachs Managed Conservative Fund - Class I	JNL/Goldman Sachs Managed Growth Fund - Class A	JNL/Goldman Sachs Managed Growth Fund - Class I	JNL/Goldman Sachs Managed Moderate Fund - Class A	JNL/Goldman Sachs Managed Moderate Fund - Class I	JNL/Goldman Sachs Managed Moderate Growth Fund - Class A
Assets
Investments, at fair value	$1,061,941,437	$2,270,233	$5,331,846,276	$22,251,154	$2,499,769,297	$4,027,700	$5,218,913,419
Receivables:
Investments in Fund shares sold	271,914	28	2,136,563	370	1,128,897	49	2,340,730
Investment Division units sold	664,335	—	460,353	—	54,163	—	258,828
Total assets	1,062,877,686	2,270,261	5,334,443,192	22,251,524	2,500,952,357	4,027,749	5,221,512,977

Liabilities
Payables:
Investments in Fund shares purchased	664,335	—	460,353	—	54,163	—	258,828
Investment Division units redeemed	231,643	—	1,935,808	104	1,034,315	—	2,143,386
Insurance fees due to Jackson	40,271	28	200,755	266	94,582	49	197,344
Total liabilities	936,249	28	2,596,916	370	1,183,060	49	2,599,558
Net assets	$1,061,941,437	$2,270,233	$5,331,846,276	$22,251,154	$2,499,769,297	$4,027,700	$5,218,913,419

Investments in Funds, shares outstanding	64,634,293	136,679	177,787,472	732,669	121,761,778	193,733	205,145,968
Investments in Funds, at cost	$855,517,313	$2,116,112	$2,817,168,636	$18,042,666	$1,654,239,098	$3,374,516	$2,994,440,171

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2021

	JNL/Goldman Sachs Managed Conservative Fund - Class A	JNL/Goldman Sachs Managed Conservative Fund - Class I	JNL/Goldman Sachs Managed Growth Fund - Class A	JNL/Goldman Sachs Managed Growth Fund - Class I	JNL/Goldman Sachs Managed Moderate Fund - Class A	JNL/Goldman Sachs Managed Moderate Fund - Class I	JNL/Goldman Sachs Managed Moderate Growth Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	15,324,043	9,876	73,650,764	78,732	35,719,167	20,620	73,740,240
Total expenses	15,324,043	9,876	73,650,764	78,732	35,719,167	20,620	73,740,240
Net investment income (loss)	(15,324,043)	(9,876)	(73,650,764)	(78,732)	(35,719,167)	(20,620)	(73,740,240)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	47,582,889	89,860	453,190,567	640,529	145,625,857	403,755	364,993,722
Net change in unrealized appreciation
(depreciation) on investments	(7,104,611)	(562)	267,723,808	1,674,656	24,230,089	(72,170)	186,420,324
Net realized and unrealized gain (loss)	40,478,278	89,298	720,914,375	2,315,185	169,855,946	331,585	551,414,046

Net change in net assets
from operations	$25,154,235	$79,422	$647,263,611	$2,236,453	$134,136,779	$310,965	$477,673,806

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2021

	JNL/Goldman Sachs Managed Moderate Growth Fund - Class I	JNL/GQG Emerging Markets Equity Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class I	JNL/Harris Oakmark Global Equity Fund - Class A	JNL/Harris Oakmark Global Equity Fund - Class I	JNL/Heitman U.S. Focused Real Estate Fund - Class A	JNL/Heitman U.S. Focused Real Estate Fund - Class I
Assets
Investments, at fair value	$8,138,811	$296,236,291	$12,637,098	$524,033,914	$9,715,988	$178,026,721	$5,463,567
Receivables:
Investments in Fund shares sold	299	694,022	21,361	594,119	376	230,888	109
Investment Division units sold	—	123,514	—	151,809	80,000	901,273	8,326
Total assets	8,139,110	297,053,827	12,658,459	524,779,842	9,796,364	179,158,882	5,472,002

Liabilities
Payables:
Investments in Fund shares purchased	—	123,514	—	151,809	80,000	901,273	8,326
Investment Division units redeemed	203	683,664	21,208	576,130	260	224,579	44
Insurance fees due to Jackson	96	10,358	153	17,989	116	6,309	65
Total liabilities	299	817,536	21,361	745,928	80,376	1,132,161	8,435
Net assets	$8,138,811	$296,236,291	$12,637,098	$524,033,914	$9,715,988	$178,026,721	$5,463,567

Investments in Funds, shares outstanding	315,703	21,129,550	889,936	37,781,825	698,992	12,466,857	379,151
Investments in Funds, at cost	$7,034,581	$279,491,020	$12,017,564	$452,173,059	$8,726,459	$156,084,534	$4,766,914

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2021

	JNL/Goldman Sachs Managed Moderate Growth Fund - Class I	JNL/GQG Emerging Markets Equity Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class I	JNL/Harris Oakmark Global Equity Fund - Class A	JNL/Harris Oakmark Global Equity Fund - Class I	JNL/Heitman U.S. Focused Real Estate Fund - Class A	JNL/Heitman U.S. Focused Real Estate Fund - Class I
Investment Income
Dividends	$—	$—	$—	$4,802,486	$106,923	$1,288,726	$41,179
Expenses
Asset-based charges	23,412	3,841,472	52,423	6,186,238	39,049	1,148,494	10,427
Total expenses	23,412	3,841,472	52,423	6,186,238	39,049	1,148,494	10,427
Net investment income (loss)	(23,412)	(3,841,472)	(52,423)	(1,383,752)	67,874	140,232	30,752

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	561,121	13,445,259	579,416	18,911,149	735,776	4,020,624	87,268
Net change in unrealized appreciation
(depreciation) on investments	1,807	(25,632,193)	(1,019,830)	46,452,135	252,991	24,158,985	770,471
Net realized and unrealized gain (loss)	562,928	(12,186,934)	(440,414)	65,363,284	988,767	28,179,609	857,739

Net change in net assets
from operations	$539,516	$(16,028,406)	$(492,837)	$63,979,532	$1,056,641	$28,319,841	$888,491

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2021

	JNL/Invesco Diversified Dividend Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class I	JNL/Invesco Global Growth Fund - Class A	JNL/Invesco Global Growth Fund - Class I	JNL/Invesco International Growth Fund - Class A	JNL/Invesco International Growth Fund - Class I	JNL/Invesco Small Cap Growth Fund - Class A
Assets
Investments, at fair value	$160,810,441	$5,099,570	$1,787,736,952	$18,004,908	$826,604,595	$11,844,284	$2,308,500,784
Receivables:
Investments in Fund shares sold	64,582	275	519,268	437	243,551	278	918,839
Investment Division units sold	132,340	76,390	408,275	1,110	250,666	98,971	1,786,247
Total assets	161,007,363	5,176,235	1,788,664,495	18,006,455	827,098,812	11,943,533	2,311,205,870

Liabilities
Payables:
Investments in Fund shares purchased	132,340	76,390	408,275	1,110	250,666	98,971	1,786,247
Investment Division units redeemed	59,030	215	452,302	224	213,977	136	836,332
Insurance fees due to Jackson	5,552	60	66,966	213	29,574	142	82,507
Total liabilities	196,922	76,665	927,543	1,547	494,217	99,249	2,705,086
Net assets	$160,810,441	$5,099,570	$1,787,736,952	$18,004,908	$826,604,595	$11,844,284	$2,308,500,784

Investments in Funds, shares outstanding	11,703,817	366,348	64,376,556	632,195	52,683,531	709,239	51,288,620
Investments in Funds, at cost	$132,324,881	$4,296,317	$1,078,493,353	$13,555,770	$693,480,032	$11,482,199	$1,462,550,048

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2021

	JNL/Invesco Diversified Dividend Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class I	JNL/Invesco Global Growth Fund - Class A	JNL/Invesco Global Growth Fund - Class I	JNL/Invesco International Growth Fund - Class A	JNL/Invesco International Growth Fund - Class I	JNL/Invesco Small Cap Growth Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$9,678,533	$155,092	$—
Expenses
Asset-based charges	1,774,610	17,771	24,653,901	67,201	11,023,342	35,827	31,788,167
Total expenses	1,774,610	17,771	24,653,901	67,201	11,023,342	35,827	31,788,167
Net investment income (loss)	(1,774,610)	(17,771)	(24,653,901)	(67,201)	(1,344,809)	119,265	(31,788,167)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	15,738,585	204,007	—
Investments	5,293,693	154,577	146,211,491	819,284	34,041,887	176,147	291,058,986
Net change in unrealized appreciation
(depreciation) on investments	17,079,668	516,054	110,052,922	1,271,468	(8,199,879)	(169,966)	(127,951,916)
Net realized and unrealized gain (loss)	22,373,361	670,631	256,264,413	2,090,752	41,580,593	210,188	163,107,070

Net change in net assets
from operations	$20,598,751	$652,860	$231,610,512	$2,023,551	$40,235,784	$329,453	$131,318,903

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2021

	JNL/Invesco Small Cap Growth Fund - Class I	JNL/JPMorgan Global Allocation Fund - Class A	JNL/JPMorgan Global Allocation Fund - Class I	JNL/JPMorgan Hedged Equity Fund - Class A	JNL/JPMorgan Hedged Equity Fund - Class I	JNL/JPMorgan MidCap Growth Fund - Class A	JNL/JPMorgan MidCap Growth Fund - Class I
Assets
Investments, at fair value	$24,501,316	$1,339,136,694	$3,119,368	$483,177,474	$20,457,807	$3,270,926,928	$49,018,042
Receivables:
Investments in Fund shares sold	899	1,326,184	95	77,165	363	946,215	38,168
Investment Division units sold	40,392	109,776	19,060	3,509,186	—	1,047,566	37,763
Total assets	24,542,607	1,340,572,654	3,138,523	486,763,825	20,458,170	3,272,920,709	49,093,973

Liabilities
Payables:
Investments in Fund shares purchased	40,392	109,776	19,060	3,509,186	—	1,047,566	37,763
Investment Division units redeemed	604	1,276,280	57	61,051	120	830,744	37,575
Insurance fees due to Jackson	295	49,904	38	16,114	243	115,471	593
Total liabilities	41,291	1,435,960	19,155	3,586,351	363	1,993,781	75,931
Net assets	$24,501,316	$1,339,136,694	$3,119,368	$483,177,474	$20,457,807	$3,270,926,928	$49,018,042

Investments in Funds, shares outstanding	517,998	88,861,095	204,683	35,923,976	1,509,801	48,137,262	694,208
Investments in Funds, at cost	$20,541,709	$986,780,178	$2,696,704	$421,668,184	$18,464,034	$2,087,267,544	$40,021,593

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2021

	JNL/Invesco Small Cap Growth Fund - Class I	JNL/JPMorgan Global Allocation Fund - Class A	JNL/JPMorgan Global Allocation Fund - Class I	JNL/JPMorgan Hedged Equity Fund - Class A	JNL/JPMorgan Hedged Equity Fund - Class I	JNL/JPMorgan MidCap Growth Fund - Class A	JNL/JPMorgan MidCap Growth Fund - Class I
Investment Income
Dividends	$—	$—	$—	$2,886,152	$148,686	$—	$—
Expenses
Asset-based charges	101,624	18,693,803	10,261	4,756,345	64,699	42,252,172	188,258
Total expenses	101,624	18,693,803	10,261	4,756,345	64,699	42,252,172	188,258
Net investment income (loss)	(101,624)	(18,693,803)	(10,261)	(1,870,193)	83,987	(42,252,172)	(188,258)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	2,601,243	62,738,749	70,218	12,102,500	291,534	336,931,232	3,783,423
Net change in unrealized appreciation
(depreciation) on investments	(1,509,078)	54,916,943	114,453	26,503,668	1,155,837	(8,700,130)	396,796
Net realized and unrealized gain (loss)	1,092,165	117,655,692	184,671	38,606,168	1,447,371	328,231,102	4,180,219

Net change in net assets
from operations	$990,541	$98,961,889	$174,410	$36,735,975	$1,531,358	$285,978,930	$3,991,961

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2021

	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	JNL/JPMorgan U.S. Value Fund - Class A	JNL/JPMorgan U.S. Value Fund - Class I	JNL/Lazard International Strategic Equity Fund - Class A	JNL/Lazard International Strategic Equity Fund - Class I	JNL/Loomis Sayles Global Growth Fund - Class A
Assets
Investments, at fair value	$1,168,696,815	$18,218,498	$844,731,790	$14,762,035	$108,360,241	$4,657,243	$407,519,511
Receivables:
Investments in Fund shares sold	705,014	224	364,635	18,489	22,225	69	115,816
Investment Division units sold	4,421,512	—	333,481	112,730	136,048	—	103,582
Total assets	1,173,823,341	18,218,722	845,429,906	14,893,254	108,518,514	4,657,312	407,738,909

Liabilities
Payables:
Investments in Fund shares purchased	4,421,512	—	333,481	112,730	136,048	—	103,582
Investment Division units redeemed	663,918	9	333,231	18,312	18,805	13	100,631
Insurance fees due to Jackson	41,096	215	31,404	177	3,420	56	15,185
Total liabilities	5,126,526	224	698,116	131,219	158,273	69	219,398
Net assets	$1,168,696,815	$18,218,498	$844,731,790	$14,762,035	$108,360,241	$4,657,243	$407,519,511

Investments in Funds, shares outstanding	82,593,414	1,212,949	55,501,432	951,775	6,322,068	270,770	25,469,969
Investments in Funds, at cost	$1,153,109,052	$18,191,613	$611,916,538	$13,024,908	$93,920,871	$4,280,935	$297,975,420

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2021

	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	JNL/JPMorgan U.S. Value Fund - Class A	JNL/JPMorgan U.S. Value Fund - Class I	JNL/Lazard International Strategic Equity Fund - Class A	JNL/Lazard International Strategic Equity Fund - Class I	JNL/Loomis Sayles Global Growth Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$410,636	$25,995	$—
Expenses
Asset-based charges	16,709,805	82,516	10,684,729	37,339	1,080,306	15,031	5,902,565
Total expenses	16,709,805	82,516	10,684,729	37,339	1,080,306	15,031	5,902,565
Net investment income (loss)	(16,709,805)	(82,516)	(10,684,729)	(37,339)	(669,670)	10,964	(5,902,565)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	333,432	14,263	8,406,040
Investments	12,295,054	85,657	41,211,715	288,793	4,128,306	69,828	30,785,989
Net change in unrealized appreciation
(depreciation) on investments	(45,055,675)	(603,328)	139,718,710	1,266,797	(226,914)	19,487	(14,584,085)
Net realized and unrealized gain (loss)	(32,760,621)	(517,671)	180,930,425	1,555,590	4,234,824	103,578	24,607,944

Net change in net assets
from operations	$(49,470,426)	$(600,187)	$170,245,696	$1,518,251	$3,565,154	$114,542	$18,705,379

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2021

	JNL/Loomis Sayles Global Growth Fund - Class I	JNL/Lord Abbett Short Duration Income Fund - Class A	JNL/Lord Abbett Short Duration Income Fund - Class I	JNL/Mellon Bond Index Fund - Class A	JNL/Mellon Bond Index Fund - Class I	JNL/Mellon Communication Services Sector Fund - Class A	JNL/Mellon Communication Services Sector Fund - Class I
Assets
Investments, at fair value	$2,684,267	$249,985,379	$12,914,965	$1,188,209,835	$22,361,857	$326,497,428	$5,588,563
Receivables:
Investments in Fund shares sold	91	592,734	277	680,672	410	447,054	283,681
Investment Division units sold	2,202	464,515	22,361	1,150,895	20,161	222,087	16,965
Total assets	2,686,560	251,042,628	12,937,603	1,190,041,402	22,382,428	327,166,569	5,889,209

Liabilities
Payables:
Investments in Fund shares purchased	2,202	464,515	22,361	1,150,895	20,161	222,087	16,965
Investment Division units redeemed	58	584,307	127	640,170	144	435,453	283,612
Insurance fees due to Jackson	33	8,427	150	40,502	266	11,601	69
Total liabilities	2,293	1,057,249	22,638	1,831,567	20,571	669,141	300,646
Net assets	$2,684,267	$249,985,379	$12,914,965	$1,188,209,835	$22,361,857	$326,497,428	$5,588,563

Investments in Funds, shares outstanding	166,106	23,922,046	1,229,997	94,078,372	1,694,080	15,599,495	284,116
Investments in Funds, at cost	$2,317,335	$249,944,524	$12,963,908	$1,157,846,919	$22,195,356	$270,129,544	$4,996,277

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2021

	JNL/Loomis Sayles Global Growth Fund - Class I	JNL/Lord Abbett Short Duration Income Fund - Class A	JNL/Lord Abbett Short Duration Income Fund - Class I	JNL/Mellon Bond Index Fund - Class A	JNL/Mellon Bond Index Fund - Class I	JNL/Mellon Communication Services Sector Fund - Class A	JNL/Mellon Communication Services Sector Fund - Class I
Investment Income
Dividends	$—	$617,112	$40,825	$—	$—	$—	$—
Expenses
Asset-based charges	12,398	2,935,592	46,122	14,626,547	82,202	3,963,490	23,680
Total expenses	12,398	2,935,592	46,122	14,626,547	82,202	3,963,490	23,680
Net investment income (loss)	(12,398)	(2,318,480)	(5,297)	(14,626,547)	(82,202)	(3,963,490)	(23,680)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	55,803	204,233	10,508	—	—	—	—
Investments	182,574	1,971,309	93,864	10,081,496	60,128	28,904,798	713,734
Net change in unrealized appreciation
(depreciation) on investments	(86,530)	(2,272,120)	(96,271)	(31,999,081)	(270,218)	6,747,047	(114,843)
Net realized and unrealized gain (loss)	151,847	(96,578)	8,101	(21,917,585)	(210,090)	35,651,845	598,891

Net change in net assets
from operations	$139,449	$(2,415,058)	$2,804	$(36,544,132)	$(292,292)	$31,688,355	$575,211

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2021

	JNL/Mellon Consumer Discretionary Sector Fund - Class A	JNL/Mellon Consumer Discretionary Sector Fund - Class I	JNL/Mellon Consumer Staples Sector Fund - Class A	JNL/Mellon Consumer Staples Sector Fund - Class I	JNL/Mellon Dow Index Fund - Class A	JNL/Mellon Dow Index Fund - Class I	JNL/Mellon Emerging Markets Index Fund - Class A
Assets
Investments, at fair value	$1,924,691,091	$16,946,011	$247,956,374	$4,218,602	$1,347,945,264	$23,103,736	$965,883,462
Receivables:
Investments in Fund shares sold	1,085,617	309	72,355	3,712	860,821	10,119	443,457
Investment Division units sold	760,519	103,661	40,471	4,240	726,405	—	744,305
Total assets	1,926,537,227	17,049,981	248,069,200	4,226,554	1,349,532,490	23,113,855	967,071,224

Liabilities
Payables:
Investments in Fund shares purchased	760,519	103,661	40,471	4,240	726,405	—	744,305
Investment Division units redeemed	1,016,295	105	63,545	3,661	811,771	9,847	408,624
Insurance fees due to Jackson	69,322	204	8,810	51	49,050	272	34,833
Total liabilities	1,846,136	103,970	112,826	7,952	1,587,226	10,119	1,187,762
Net assets	$1,924,691,091	$16,946,011	$247,956,374	$4,218,602	$1,347,945,264	$23,103,736	$965,883,462

Investments in Funds, shares outstanding	41,996,314	358,798	15,853,988	265,990	31,151,959	525,922	77,956,696
Investments in Funds, at cost	$1,119,626,929	$13,348,542	$197,120,895	$3,491,880	$895,295,522	$18,411,425	$851,521,508

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2021

	JNL/Mellon Consumer Discretionary Sector Fund - Class A	JNL/Mellon Consumer Discretionary Sector Fund - Class I	JNL/Mellon Consumer Staples Sector Fund - Class A	JNL/Mellon Consumer Staples Sector Fund - Class I	JNL/Mellon Dow Index Fund - Class A	JNL/Mellon Dow Index Fund - Class I	JNL/Mellon Emerging Markets Index Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	23,815,262	66,125	2,715,485	14,188	16,793,823	79,011	13,851,887
Total expenses	23,815,262	66,125	2,715,485	14,188	16,793,823	79,011	13,851,887
Net investment income (loss)	(23,815,262)	(66,125)	(2,715,485)	(14,188)	(16,793,823)	(79,011)	(13,851,887)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	208,573,355	2,128,597	13,218,738	123,804	92,178,425	794,249	49,136,967
Net change in unrealized appreciation
(depreciation) on investments	151,879,314	739,035	19,309,493	386,988	134,433,767	2,445,217	(84,399,488)
Net realized and unrealized gain (loss)	360,452,669	2,867,632	32,528,231	510,792	226,612,192	3,239,466	(35,262,521)

Net change in net assets
from operations	$336,637,407	$2,801,507	$29,812,746	$496,604	$209,818,369	$3,160,455	$(49,114,408)

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2021

	JNL/Mellon Emerging Markets Index Fund - Class I	JNL/Mellon Energy Sector Fund - Class A	JNL/Mellon Energy Sector Fund - Class I	JNL/Mellon Equity Income Fund - Class A	JNL/Mellon Equity Income Fund - Class I	JNL/Mellon Financial Sector Fund - Class A	JNL/Mellon Financial Sector Fund - Class I
Assets
Investments, at fair value	$18,244,141	$1,277,369,680	$12,667,899	$510,616,238	$9,192,178	$1,488,980,735	$22,607,616
Receivables:
Investments in Fund shares sold	317	5,326,346	43,955	981,909	322	6,102,370	4,686
Investment Division units sold	71,379	552,614	29,770	145,935	295,271	321,428	16,965
Total assets	18,315,837	1,283,248,640	12,741,624	511,744,082	9,487,771	1,495,404,533	22,629,267

Liabilities
Payables:
Investments in Fund shares purchased	71,379	552,614	29,770	145,935	295,271	321,428	16,965
Investment Division units redeemed	101	5,279,696	43,801	964,696	218	6,048,602	4,414
Insurance fees due to Jackson	216	46,650	154	17,213	104	53,768	272
Total liabilities	71,696	5,878,960	73,725	1,127,844	295,593	6,423,798	21,651
Net assets	$18,244,141	$1,277,369,680	$12,667,899	$510,616,238	$9,192,178	$1,488,980,735	$22,607,616

Investments in Funds, shares outstanding	1,458,365	56,949,161	549,345	20,424,650	363,471	78,367,407	1,173,812
Investments in Funds, at cost	$17,705,668	$1,164,713,914	$10,870,348	$426,461,997	$7,938,934	$1,109,883,054	$19,661,782

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2021

	JNL/Mellon Emerging Markets Index Fund - Class I	JNL/Mellon Energy Sector Fund - Class A	JNL/Mellon Energy Sector Fund - Class I	JNL/Mellon Equity Income Fund - Class A	JNL/Mellon Equity Income Fund - Class I	JNL/Mellon Financial Sector Fund - Class A	JNL/Mellon Financial Sector Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	71,863	15,384,254	47,318	4,791,933	26,656	18,096,451	74,147
Total expenses	71,863	15,384,254	47,318	4,791,933	26,656	18,096,451	74,147
Net investment income (loss)	(71,863)	(15,384,254)	(47,318)	(4,791,933)	(26,656)	(18,096,451)	(74,147)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	942,294	(13,677,245)	1,004,665	36,015,895	661,365	106,620,667	1,513,338
Net change in unrealized appreciation
(depreciation) on investments	(1,675,193)	436,742,375	1,881,733	52,983,146	785,325	203,206,831	1,729,778
Net realized and unrealized gain (loss)	(732,899)	423,065,130	2,886,398	88,999,041	1,446,690	309,827,498	3,243,116

Net change in net assets
from operations	$(804,762)	$407,680,876	$2,839,080	$84,207,108	$1,420,034	$291,731,047	$3,168,969

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2021

	JNL/Mellon Healthcare Sector Fund - Class A	JNL/Mellon Healthcare Sector Fund - Class I	JNL/Mellon Industrials Sector Fund - Class A	JNL/Mellon Industrials Sector Fund - Class I	JNL/Mellon Information Technology Sector Fund - Class A	JNL/Mellon Information Technology Sector Fund - Class I	JNL/Mellon International Index Fund - Class A
Assets
Investments, at fair value	$3,882,285,536	$34,545,591	$223,439,226	$4,705,664	$5,442,438,448	$81,118,399	$2,385,337,720
Receivables:
Investments in Fund shares sold	1,665,827	5,611	76,640	55	3,826,035	19,530	1,057,439
Investment Division units sold	7,349,398	136,756	57,989	123,148	1,419,480	86,965	996,317
Total assets	3,891,300,761	34,687,958	223,573,855	4,828,867	5,447,683,963	81,224,894	2,387,391,476

Liabilities
Payables:
Investments in Fund shares purchased	7,349,398	136,756	57,989	123,148	1,419,480	86,965	996,317
Investment Division units redeemed	1,525,513	5,196	68,661	—	3,629,728	18,565	973,105
Insurance fees due to Jackson	140,314	415	7,979	55	196,307	965	84,334
Total liabilities	9,015,225	142,367	134,629	123,203	5,245,515	106,495	2,053,756
Net assets	$3,882,285,536	$34,545,591	$223,439,226	$4,705,664	$5,442,438,448	$81,118,399	$2,385,337,720

Investments in Funds, shares outstanding	86,292,188	755,756	13,707,928	284,674	127,159,777	1,836,504	151,739,041
Investments in Funds, at cost	$2,462,416,835	$27,065,707	$191,805,023	$4,149,667	$2,579,888,760	$54,267,483	$2,176,760,164

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2021

	JNL/Mellon Healthcare Sector Fund - Class A	JNL/Mellon Healthcare Sector Fund - Class I	JNL/Mellon Industrials Sector Fund - Class A	JNL/Mellon Industrials Sector Fund - Class I	JNL/Mellon Information Technology Sector Fund - Class A	JNL/Mellon Information Technology Sector Fund - Class I	JNL/Mellon International Index Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	48,176,951	126,044	2,512,671	22,070	63,258,389	275,027	27,098,544
Total expenses	48,176,951	126,044	2,512,671	22,070	63,258,389	275,027	27,098,544
Net investment income (loss)	(48,176,951)	(126,044)	(2,512,671)	(22,070)	(63,258,389)	(275,027)	(27,098,544)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	254,199,414	1,716,641	12,692,803	677,247	632,198,636	6,592,923	35,137,593
Net change in unrealized appreciation
(depreciation) on investments	412,571,947	3,582,221	16,131,456	138,614	749,721,972	11,971,090	127,805,477
Net realized and unrealized gain (loss)	666,771,361	5,298,862	28,824,259	815,861	1,381,920,608	18,564,013	162,943,070

Net change in net assets
from operations	$618,594,410	$5,172,818	$26,311,588	$793,791	$1,318,662,219	$18,288,986	$135,844,526
See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2021

	JNL/Mellon International Index Fund - Class I	JNL/Mellon Materials Sector Fund - Class A	JNL/Mellon Materials Sector Fund - Class I	JNL/Mellon MSCI KLD 400 Social Index Fund - Class A	JNL/Mellon MSCI KLD 400 Social Index Fund - Class I	JNL/Mellon Nasdaq 100 Index Fund - Class A	JNL/Mellon Nasdaq 100 Index Fund - Class I
Assets
Investments, at fair value	$50,272,566	$180,506,097	$6,297,202	$299,283,827	$10,480,893	$6,351,302,686	$118,483,207
Receivables:
Investments in Fund shares sold	1,901	270,238	1,501	36,093	963	2,762,996	83,518
Investment Division units sold	117,864	164,956	5,300	4,525,050	110,035	6,400,195	36,665
Total assets	50,392,331	180,941,291	6,304,003	303,844,970	10,591,891	6,360,465,877	118,603,390

Liabilities
Payables:
Investments in Fund shares purchased	117,864	164,956	5,300	4,525,050	110,035	6,400,195	36,665
Investment Division units redeemed	1,303	263,792	1,425	26,101	838	2,537,092	82,098
Insurance fees due to Jackson	598	6,446	76	9,992	125	225,904	1,420
Total liabilities	119,765	435,194	6,801	4,561,143	110,998	9,163,191	120,183
Net assets	$50,272,566	$180,506,097	$6,297,202	$299,283,827	$10,480,893	$6,351,302,686	$118,483,207

Investments in Funds, shares outstanding	3,041,293	11,087,598	381,417	13,785,529	477,055	108,624,982	3,052,904
Investments in Funds, at cost	$46,086,966	$154,731,406	$5,483,291	$236,707,043	$8,717,637	$3,547,011,660	$84,990,088

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2021

	JNL/Mellon International Index Fund - Class I	JNL/Mellon Materials Sector Fund - Class A	JNL/Mellon Materials Sector Fund - Class I	JNL/Mellon MSCI KLD 400 Social Index Fund - Class A	JNL/Mellon MSCI KLD 400 Social Index Fund - Class I	JNL/Mellon Nasdaq 100 Index Fund - Class A	JNL/Mellon Nasdaq 100 Index Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	174,443	2,016,988	21,322	2,432,931	28,894	74,106,554	410,739
Total expenses	174,443	2,016,988	21,322	2,432,931	28,894	74,106,554	410,739
Net investment income (loss)	(174,443)	(2,016,988)	(21,322)	(2,432,931)	(28,894)	(74,106,554)	(410,739)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	622,203	13,210,396	390,896	13,607,923	765,402	651,928,683	9,414,435
Net change in unrealized appreciation
(depreciation) on investments	2,438,148	15,169,603	555,050	36,855,024	951,541	686,250,931	12,872,073
Net realized and unrealized gain (loss)	3,060,351	28,379,999	945,946	50,462,947	1,716,943	1,338,179,614	22,286,508

Net change in net assets
from operations	$2,885,908	$26,363,011	$924,624	$48,030,016	$1,688,049	$1,264,073,060	$21,875,769

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2021

	JNL/Mellon Real Estate Sector Fund - Class A	JNL/Mellon Real Estate Sector Fund - Class I	JNL/Mellon S&P 400 MidCap Index Fund - Class A	JNL/Mellon S&P 400 MidCap Index Fund - Class I	JNL/Mellon S&P 500 Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class I
Assets
Investments, at fair value	$226,095,313	$14,684,456	$3,481,601,943	$66,194,713	$12,044,313,339	$2,685,151,700	$60,186,914
Receivables:
Investments in Fund shares sold	65,081	591	1,348,715	18,661	5,308,288	1,976,888	444,168
Investment Division units sold	2,371,151	135,357	855,583	544,957	5,520,684	826,951	96,665
Total assets	228,531,545	14,820,404	3,483,806,241	66,758,331	12,055,142,311	2,687,955,539	60,727,747

Liabilities
Payables:
Investments in Fund shares purchased	2,371,151	135,357	855,583	544,957	5,520,684	826,951	96,665
Investment Division units redeemed	57,359	418	1,224,702	17,880	4,881,752	1,880,682	443,447
Insurance fees due to Jackson	7,722	173	124,013	781	426,536	96,206	721
Total liabilities	2,436,232	135,948	2,204,298	563,618	10,828,972	2,803,839	540,833
Net assets	$226,095,313	$14,684,456	$3,481,601,943	$66,194,713	$12,044,313,339	$2,685,151,700	$60,186,914

Investments in Funds, shares outstanding	13,879,393	892,130	110,421,882	2,038,015	330,162,098	98,429,315	2,142,646
Investments in Funds, at cost	$184,555,230	$11,598,860	$2,338,406,073	$50,707,712	$7,372,297,681	$1,900,673,112	$47,140,398

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2021

	JNL/Mellon Real Estate Sector Fund - Class A	JNL/Mellon Real Estate Sector Fund - Class I	JNL/Mellon S&P 400 MidCap Index Fund - Class A	JNL/Mellon S&P 400 MidCap Index Fund - Class I	JNL/Mellon S&P 500 Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	2,032,191	42,887	43,828,698	247,149	140,036,373	34,961,259	225,126
Total expenses	2,032,191	42,887	43,828,698	247,149	140,036,373	34,961,259	225,126
Net investment income (loss)	(2,032,191)	(42,887)	(43,828,698)	(247,149)	(140,036,373)	(34,961,259)	(225,126)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	11,079,249	460,570	237,704,891	3,397,345	727,150,782	215,663,591	3,410,244
Net change in unrealized appreciation
(depreciation) on investments	38,433,758	2,710,966	453,967,610	7,647,791	1,920,203,423	358,307,553	6,958,731
Net realized and unrealized gain (loss)	49,513,007	3,171,536	691,672,501	11,045,136	2,647,354,205	573,971,144	10,368,975

Net change in net assets
from operations	$47,480,816	$3,128,649	$647,843,803	$10,797,987	$2,507,317,832	$539,009,885	$10,143,849

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2021

	JNL/Mellon U.S. Stock Market Index Fund - Class A	JNL/Mellon U.S. Stock Market Index Fund - Class I	JNL/Mellon Utilities Sector Fund - Class A	JNL/Mellon Utilities Sector Fund - Class I	JNL/Mellon World Index Fund - Class A	JNL/Mellon World Index Fund - Class I	JNL/MFS Mid Cap Value Fund - Class A
Assets
Investments, at fair value	$6,055,700,762	$79,427,863	$299,840,098	$4,987,113	$402,395,713	$7,935,026	$1,991,647,733
Receivables:
Investments in Fund shares sold	4,639,790	23,429	73,355	201	349,134	97	1,429,521
Investment Division units sold	800,296	11,665	4,874,225	3,710	46,027	11,665	802,659
Total assets	6,061,140,848	79,462,957	304,787,678	4,991,024	402,790,874	7,946,788	1,993,879,913

Liabilities
Payables:
Investments in Fund shares purchased	800,296	11,665	4,874,225	3,710	46,027	11,665	802,659
Investment Division units redeemed	4,420,500	22,490	63,257	141	334,030	3	1,356,570
Insurance fees due to Jackson	219,290	939	10,098	60	15,104	94	72,951
Total liabilities	5,440,086	35,094	4,947,580	3,911	395,161	11,762	2,232,180
Net assets	$6,055,700,762	$79,427,863	$299,840,098	$4,987,113	$402,395,713	$7,935,026	$1,991,647,733

Investments in Funds, shares outstanding	306,152,718	3,961,489	16,068,601	264,008	10,887,330	213,537	111,452,028
Investments in Funds, at cost	$5,204,701,481	$65,205,448	$249,478,603	$4,229,845	$274,010,216	$6,664,061	$1,377,368,296

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2021

	JNL/Mellon U.S. Stock Market Index Fund - Class A	JNL/Mellon U.S. Stock Market Index Fund - Class I	JNL/Mellon Utilities Sector Fund - Class A	JNL/Mellon Utilities Sector Fund - Class I	JNL/Mellon World Index Fund - Class A	JNL/Mellon World Index Fund - Class I	JNL/MFS Mid Cap Value Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$4,669,790	$106,682	$—
Expenses
Asset-based charges	58,306,506	260,725	3,309,517	18,082	5,233,999	27,127	24,567,808
Total expenses	58,306,506	260,725	3,309,517	18,082	5,233,999	27,127	24,567,808
Net investment income (loss)	(58,306,506)	(260,725)	(3,309,517)	(18,082)	(564,209)	79,555	(24,567,808)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	1,952,962	36,497	—
Investments	104,126,744	2,685,696	9,901,219	111,302	25,101,664	434,593	131,854,761
Net change in unrealized appreciation
(depreciation) on investments	675,292,266	9,165,620	31,427,780	580,461	40,450,382	589,152	332,564,865
Net realized and unrealized gain (loss)	779,419,010	11,851,316	41,328,999	691,763	67,505,008	1,060,242	464,419,626

Net change in net assets
from operations	$721,112,504	$11,590,591	$38,019,482	$673,681	$66,940,799	$1,139,797	$439,851,818

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2021

	JNL/MFS Mid Cap Value Fund - Class I	JNL/Morningstar PitchBook Listed Private Equity Index Fund - Class A	JNL/Morningstar Wide Moat Index Fund - Class A	JNL/Morningstar Wide Moat Index Fund - Class I	JNL/Neuberger Berman Commodity Strategy Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class I
Assets
Investments, at fair value	$27,003,018	$3,804,727	$371,569,907	$10,026,061	$23,448,669	$653,701,155	$8,747,007
Receivables:
Investments in Fund shares sold	51,939	51,850	918,780	968	130,680	576,799	131
Investment Division units sold	11,665	—	267,742	11,665	2,201	165,054	126,908
Total assets	27,066,622	3,856,577	372,756,429	10,038,694	23,581,550	654,443,008	8,874,046

Liabilities
Payables:
Investments in Fund shares purchased	11,665	—	267,742	11,665	2,201	165,054	126,908
Investment Division units redeemed	51,614	51,780	905,911	848	130,072	553,315	29
Insurance fees due to Jackson	325	70	12,869	120	608	23,484	102
Total liabilities	63,604	51,850	1,186,522	12,633	132,881	741,853	127,039
Net assets	$27,003,018	$3,804,727	$371,569,907	$10,026,061	$23,448,669	$653,701,155	$8,747,007

Investments in Funds, shares outstanding	1,486,950	315,222	25,276,864	676,066	1,701,645	52,803,001	696,418
Investments in Funds, at cost	$21,367,933	$3,648,914	$338,342,906	$9,578,391	$20,520,214	$598,442,805	$8,279,431

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2021

	JNL/MFS Mid Cap Value Fund - Class I	JNL/Morningstar PitchBook Listed Private Equity Index Fund - Class A(a)	JNL/Morningstar Wide Moat Index Fund - Class A	JNL/Morningstar Wide Moat Index Fund - Class I	JNL/Neuberger Berman Commodity Strategy Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class I
Investment Income
Dividends	$—	$—	$4,280,047	$126,023	$—	$—	$—
Expenses
Asset-based charges	87,244	5,840	3,958,315	35,141	184,393	8,276,226	28,516
Total expenses	87,244	5,840	3,958,315	35,141	184,393	8,276,226	28,516
Net investment income (loss)	(87,244)	(5,840)	321,732	90,882	(184,393)	(8,276,226)	(28,516)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	32,204,354	839,565	—	—	—
Investments	1,036,330	10,680	16,878,065	470,845	1,106,112	12,321,138	83,894
Net change in unrealized appreciation
(depreciation) on investments	3,922,932	155,813	5,804,429	78,938	3,294,524	3,737,539	98,425
Net realized and unrealized gain (loss)	4,959,262	166,493	54,886,848	1,389,348	4,400,636	16,058,677	182,319

Net change in net assets
from operations	$4,872,018	$160,653	$55,208,580	$1,480,230	$4,216,243	$7,782,451	$153,803

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 26, 2021. The Statement of Operations is from April 26, 2021 through December 31, 2021.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2021

	JNL/PIMCO Income Fund - Class A	JNL/PIMCO Income Fund - Class I	JNL/PIMCO Investment Grade Credit Bond Fund - Class A	JNL/PIMCO Investment Grade Credit Bond Fund - Class I	JNL/PIMCO Real Return Fund - Class A	JNL/PIMCO Real Return Fund - Class I	JNL/PPM America Floating Rate Income Fund - Class A
Assets
Investments, at fair value	$860,285,577	$28,013,473	$586,478,595	$14,081,385	$1,335,713,356	$15,258,844	$1,102,398,186
Receivables:
Investments in Fund shares sold	1,473,220	392	157,482	269	14,420,906	876,205	250,015
Investment Division units sold	220,598	4,981	673,529	42,038	170,872	48,326	345,544
Total assets	861,979,395	28,018,846	587,309,606	14,123,692	1,350,305,134	16,183,375	1,102,993,745

Liabilities
Payables:
Investments in Fund shares purchased	220,598	4,981	673,529	42,038	170,872	48,326	345,544
Investment Division units redeemed	1,443,862	60	137,456	110	14,371,868	876,012	210,724
Insurance fees due to Jackson	29,358	332	20,026	159	49,038	193	39,291
Total liabilities	1,693,818	5,373	831,011	42,307	14,591,778	924,531	595,559
Net assets	$860,285,577	$28,013,473	$586,478,595	$14,081,385	$1,335,713,356	$15,258,844	$1,102,398,186

Investments in Funds, shares outstanding	76,469,829	2,461,641	43,996,894	1,048,502	108,594,582	1,215,844	96,701,595
Investments in Funds, at cost	$809,397,358	$26,447,433	$554,398,273	$13,484,763	$1,221,735,306	$14,328,789	$1,043,003,344

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2021

	JNL/PIMCO Income Fund - Class A	JNL/PIMCO Income Fund - Class I	JNL/PIMCO Investment Grade Credit Bond Fund - Class A	JNL/PIMCO Investment Grade Credit Bond Fund - Class I	JNL/PIMCO Real Return Fund - Class A	JNL/PIMCO Real Return Fund - Class I	JNL/PPM America Floating Rate Income Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	10,132,343	111,407	7,846,124	55,553	15,919,157	50,819	14,276,481
Total expenses	10,132,343	111,407	7,846,124	55,553	15,919,157	50,819	14,276,481
Net investment income (loss)	(10,132,343)	(111,407)	(7,846,124)	(55,553)	(15,919,157)	(50,819)	(14,276,481)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	12,402,368	354,652	13,715,028	163,708	22,404,731	257,917	12,935,542
Net change in unrealized appreciation
(depreciation) on investments	3,371,033	205,136	(25,635,307)	(341,995)	39,524,925	410,743	26,419,794
Net realized and unrealized gain (loss)	15,773,401	559,788	(11,920,279)	(178,287)	61,929,656	668,660	39,355,336

Net change in net assets
from operations	$5,641,058	$448,381	$(19,766,403)	$(233,840)	$46,010,499	$617,841	$25,078,855

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2021

	JNL/PPM America Floating Rate Income Fund - Class I	JNL/PPM America High Yield Bond Fund - Class A	JNL/PPM America High Yield Bond Fund - Class I	JNL/PPM America Total Return Fund - Class A	JNL/PPM America Total Return Fund - Class I	JNL/RAFI Fundamental U.S. Small Cap Fund - Class A	JNL/RAFI Fundamental U.S. Small Cap Fund - Class I
Assets
Investments, at fair value	$10,697,082	$1,424,318,873	$10,554,029	$725,109,420	$10,495,362	$506,369,828	$6,510,542
Receivables:
Investments in Fund shares sold	164	819,341	281	840,116	161	392,174	142
Investment Division units sold	45,159	1,146,972	2,470	104,157	42,743	48,196	—
Total assets	10,742,405	1,426,285,186	10,556,780	726,053,693	10,538,266	506,810,198	6,510,684

Liabilities
Payables:
Investments in Fund shares purchased	45,159	1,146,972	2,470	104,157	42,743	48,196	—
Investment Division units redeemed	37	768,111	157	815,096	36	373,930	64
Insurance fees due to Jackson	127	51,230	124	25,020	125	18,244	78
Total liabilities	45,323	1,966,313	2,751	944,273	42,904	440,370	142
Net assets	$10,697,082	$1,424,318,873	$10,554,029	$725,109,420	$10,495,362	$506,369,828	$6,510,542

Investments in Funds, shares outstanding	928,566	92,188,924	577,670	52,620,422	756,695	58,203,429	762,359
Investments in Funds, at cost	$10,204,999	$1,260,633,714	$9,604,651	$689,988,947	$10,071,140	$441,018,699	$5,526,397

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2021

	JNL/PPM America Floating Rate Income Fund - Class I	JNL/PPM America High Yield Bond Fund - Class A	JNL/PPM America High Yield Bond Fund - Class I	JNL/PPM America Total Return Fund - Class A	JNL/PPM America Total Return Fund - Class I	JNL/RAFI Fundamental U.S. Small Cap Fund - Class A	JNL/RAFI Fundamental U.S. Small Cap Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	37,095	18,209,418	38,119	9,338,351	41,485	6,318,896	24,438
Total expenses	37,095	18,209,418	38,119	9,338,351	41,485	6,318,896	24,438
Net investment income (loss)	(37,095)	(18,209,418)	(38,119)	(9,338,351)	(41,485)	(6,318,896)	(24,438)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	54,283	29,765,277	190,530	12,719,001	164,094	12,568,633	475,347
Net change in unrealized appreciation
(depreciation) on investments	271,390	46,733,990	323,116	(21,855,169)	(259,346)	105,948,269	744,049
Net realized and unrealized gain (loss)	325,673	76,499,267	513,646	(9,136,168)	(95,252)	118,516,902	1,219,396

Net change in net assets
from operations	$288,578	$58,289,849	$475,527	$(18,474,519)	$(136,737)	$112,198,006	$1,194,958

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2021

	JNL/RAFI Multi-Factor U.S. Equity Fund - Class A	JNL/RAFI Multi-Factor U.S. Equity Fund - Class I	JNL/T. Rowe Price Balanced Fund - Class A	JNL/T. Rowe Price Balanced Fund - Class I	JNL/T. Rowe Price Capital Appreciation Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class I	JNL/T. Rowe Price Established Growth Fund - Class A
Assets
Investments, at fair value	$2,509,342,681	$11,215,368	$532,226,056	$2,388,754	$10,631,944,925	$192,864,062	$9,752,344,825
Receivables:
Investments in Fund shares sold	1,993,501	124	150,213	29	2,537,069	7,826	4,327,171
Investment Division units sold	220,873	55,089	514,585	—	7,754,718	13,029	1,905,888
Total assets	2,511,557,055	11,270,581	532,890,854	2,388,783	10,642,236,712	192,884,917	9,758,577,884

Liabilities
Payables:
Investments in Fund shares purchased	220,873	55,089	514,585	—	7,754,718	13,029	1,905,888
Investment Division units redeemed	1,895,184	—	134,281	—	2,177,042	5,510	3,977,978
Insurance fees due to Jackson	98,317	124	15,932	29	360,027	2,316	349,193
Total liabilities	2,214,374	55,213	664,798	29	10,291,787	20,855	6,233,059
Net assets	$2,509,342,681	$11,215,368	$532,226,056	$2,388,754	$10,631,944,925	$192,864,062	$9,752,344,825

Investments in Funds, shares outstanding	126,542,747	561,049	30,979,398	137,364	445,783,854	7,999,339	124,758,153
Investments in Funds, at cost	$1,588,599,388	$9,905,939	$401,390,199	$2,199,205	$7,745,641,807	$150,665,954	$5,917,483,063

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2021

	JNL/RAFI Multi-Factor U.S. Equity Fund - Class A	JNL/RAFI Multi-Factor U.S. Equity Fund - Class I	JNL/T. Rowe Price Balanced Fund - Class A	JNL/T. Rowe Price Balanced Fund - Class I	JNL/T. Rowe Price Capital Appreciation Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class I	JNL/T. Rowe Price Established Growth Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	35,397,659	29,076	5,535,273	7,383	115,509,887	709,610	123,101,594
Total expenses	35,397,659	29,076	5,535,273	7,383	115,509,887	709,610	123,101,594
Net investment income (loss)	(35,397,659)	(29,076)	(5,535,273)	(7,383)	(115,509,887)	(709,610)	(123,101,594)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	157,818,678	626,773	27,113,491	46,092	383,090,320	7,000,321	789,975,635
Net change in unrealized appreciation
(depreciation) on investments	417,882,134	1,031,901	33,049,477	131,054	1,127,037,065	19,316,881	442,906,695
Net realized and unrealized gain (loss)	575,700,812	1,658,674	60,162,968	177,146	1,510,127,385	26,317,202	1,232,882,330

Net change in net assets
from operations	$540,303,153	$1,629,598	$54,627,695	$169,763	$1,394,617,498	$25,607,592	$1,109,780,736

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2021

	JNL/T. Rowe Price Established Growth Fund - Class I	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	JNL/T. Rowe Price Short-Term Bond Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class I	JNL/T. Rowe Price U.S. High Yield Fund - Class A	JNL/T. Rowe Price U.S. High Yield Fund - Class I
Assets
Investments, at fair value	$118,651,733	$6,194,076,345	$62,395,384	$1,288,168,702	$27,507,006	$151,234,426	$3,666,065
Receivables:
Investments in Fund shares sold	5,551	2,326,995	1,912	3,461,301	89,617	11,343	44
Investment Division units sold	125,089	2,198,698	8,592	1,681,068	42,857	561,456	2,273
Total assets	118,782,373	6,198,602,038	62,405,888	1,293,311,071	27,639,480	151,807,225	3,668,382

Liabilities
Payables:
Investments in Fund shares purchased	125,089	2,198,698	8,592	1,681,068	42,857	561,456	2,273
Investment Division units redeemed	4,137	2,099,611	1,157	3,417,135	89,289	6,338	—
Insurance fees due to Jackson	1,414	227,384	755	44,166	328	5,005	44
Total liabilities	130,640	4,525,693	10,504	5,142,369	132,474	572,799	2,317
Net assets	$118,651,733	$6,194,076,345	$62,395,384	$1,288,168,702	$27,507,006	$151,234,426	$3,666,065

Investments in Funds, shares outstanding	1,453,887	79,157,525	753,022	122,333,210	2,563,561	12,655,600	306,784
Investments in Funds, at cost	$90,755,859	$3,726,768,681	$47,265,682	$1,258,756,216	$27,298,445	$139,031,845	$3,442,231

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2021

	JNL/T. Rowe Price Established Growth Fund - Class I	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	JNL/T. Rowe Price Short-Term Bond Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class I	JNL/T. Rowe Price U.S. High Yield Fund - Class A	JNL/T. Rowe Price U.S. High Yield Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	451,191	82,168,067	241,161	17,235,471	99,749	1,800,737	13,032
Total expenses	451,191	82,168,067	241,161	17,235,471	99,749	1,800,737	13,032
Net investment income (loss)	(451,191)	(82,168,067)	(241,161)	(17,235,471)	(99,749)	(1,800,737)	(13,032)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	7,584,252	476,211,296	3,003,174	23,239,563	319,368	4,061,914	44,510
Net change in unrealized appreciation
(depreciation) on investments	5,698,207	262,681,916	3,629,699	(28,117,762)	(376,336)	2,749,348	97,913
Net realized and unrealized gain (loss)	13,282,459	738,893,212	6,632,873	(4,878,199)	(56,968)	6,811,262	142,423

Net change in net assets
from operations	$12,831,268	$656,725,145	$6,391,712	$(22,113,670)	$(156,717)	$5,010,525	$129,391

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2021

	JNL/T. Rowe Price Value Fund - Class A	JNL/T. Rowe Price Value Fund - Class I	JNL/Vanguard Growth ETF Allocation Fund - Class A	JNL/Vanguard Growth ETF Allocation Fund - Class I	JNL/Vanguard Moderate ETF Allocation Fund - Class A	JNL/Vanguard Moderate ETF Allocation Fund - Class I	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A
Assets
Investments, at fair value	$3,157,880,849	$55,313,119	$2,201,939,309	$54,996,924	$535,641,738	$17,737,833	$928,559,709
Receivables:
Investments in Fund shares sold	1,574,927	2,155	442,695	1,778	39,396	382	86,571
Investment Division units sold	2,296,662	966,928	875,870	2,616	255,056	—	153,336
Total assets	3,161,752,438	56,282,202	2,203,257,874	55,001,318	535,936,190	17,738,215	928,799,616

Liabilities
Payables:
Investments in Fund shares purchased	2,296,662	966,928	875,870	2,616	255,056	—	153,336
Investment Division units redeemed	1,462,333	1,501	364,200	1,123	21,664	169	55,253
Insurance fees due to Jackson	112,594	654	78,495	655	17,732	213	31,318
Total liabilities	3,871,589	969,083	1,318,565	4,394	294,452	382	239,907
Net assets	$3,157,880,849	$55,313,119	$2,201,939,309	$54,996,924	$535,641,738	$17,737,833	$928,559,709

Investments in Funds, shares outstanding	127,488,125	2,112,801	142,797,621	3,500,759	40,640,496	1,320,762	65,070,757
Investments in Funds, at cost	$2,269,571,956	$44,036,123	$1,951,939,710	$45,766,635	$467,106,716	$15,434,080	$788,384,408

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2021

	JNL/T. Rowe Price Value Fund - Class A	JNL/T. Rowe Price Value Fund - Class I	JNL/Vanguard Growth ETF Allocation Fund - Class A	JNL/Vanguard Growth ETF Allocation Fund - Class I	JNL/Vanguard Moderate ETF Allocation Fund - Class A	JNL/Vanguard Moderate ETF Allocation Fund - Class I	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	35,381,116	176,916	22,082,759	194,048	6,002,622	66,832	9,783,094
Total expenses	35,381,116	176,916	22,082,759	194,048	6,002,622	66,832	9,783,094
Net investment income (loss)	(35,381,116)	(176,916)	(22,082,759)	(194,048)	(6,002,622)	(66,832)	(9,783,094)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	144,934,511	1,206,765	32,696,335	1,788,113	14,247,641	482,432	19,315,998
Net change in unrealized appreciation
(depreciation) on investments	514,514,598	7,968,349	139,579,873	3,690,490	15,684,728	511,221	52,434,081
Net realized and unrealized gain (loss)	659,449,109	9,175,114	172,276,208	5,478,603	29,932,369	993,653	71,750,079

Net change in net assets
from operations	$624,067,993	$8,998,198	$150,193,449	$5,284,555	$23,929,747	$926,821	$61,966,985

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2021

	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I	JNL/WCM Focused International Equity Fund - Class A	JNL/WCM Focused International Equity Fund - Class I	JNL/Westchester Capital Event Driven Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class I	JNL/WMC Balanced Fund - Class A	JNL/WMC Balanced Fund - Class I
Assets
Investments, at fair value	$37,210,434	$614,871,024	$19,913,008	$52,296,221	$1,134,531	$9,895,045,608	$77,552,411
Receivables:
Investments in Fund shares sold	1,108	168,084	383	3,436	14	1,659,750	280,555
Investment Division units sold	1,118	1,630,304	35,920	21,945	—	3,201,162	—
Total assets	37,212,660	616,669,412	19,949,311	52,321,602	1,134,545	9,899,906,520	77,832,966

Liabilities
Payables:
Investments in Fund shares purchased	1,118	1,630,304	35,920	21,945	—	3,201,162	—
Investment Division units redeemed	661	146,763	145	1,758	—	1,311,271	279,628
Insurance fees due to Jackson	447	21,321	238	1,678	14	348,479	927
Total liabilities	2,226	1,798,388	36,303	25,381	14	4,860,912	280,555
Net assets	$37,210,434	$614,871,024	$19,913,008	$52,296,221	$1,134,531	$9,895,045,608	$77,552,411

Investments in Funds, shares outstanding	2,559,177	26,220,513	843,414	4,300,676	93,071	290,007,198	2,180,276
Investments in Funds, at cost	$31,718,518	$524,617,098	$18,172,405	$48,788,789	$1,049,565	$6,826,124,360	$61,326,941

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2021

	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I	JNL/WCM Focused International Equity Fund - Class A	JNL/WCM Focused International Equity Fund - Class I	JNL/Westchester Capital Event Driven Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class I	JNL/WMC Balanced Fund - Class A	JNL/WMC Balanced Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	129,915	6,187,054	60,427	596,929	4,084	119,273,988	275,272
Total expenses	129,915	6,187,054	60,427	596,929	4,084	119,273,988	275,272
Net investment income (loss)	(129,915)	(6,187,054)	(60,427)	(596,929)	(4,084)	(119,273,988)	(275,272)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	45,294,021	1,414,271	—	—	—	—
Investments	555,394	28,703,207	799,926	1,761,845	8,755	408,141,805	1,365,240
Net change in unrealized appreciation
(depreciation) on investments	2,254,088	(1,525,926)	(307,871)	(856,350)	13,296	1,169,133,695	9,528,115
Net realized and unrealized gain (loss)	2,809,482	72,471,302	1,906,326	905,495	22,051	1,577,275,500	10,893,355

Net change in net assets
from operations	$2,679,567	$66,284,248	$1,845,899	$308,566	$17,967	$1,458,001,512	$10,618,083

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2021

	JNL/WMC Equity Income Fund - Class A	JNL/WMC Equity Income Fund - Class I	JNL/WMC Global Real Estate Fund - Class A	JNL/WMC Global Real Estate Fund - Class I	JNL/WMC Government Money Market Fund - Class A	JNL/WMC Government Money Market Fund - Class I	JNL/WMC Value Fund - Class A
Assets
Investments, at fair value	$599,865,426	$19,516,792	$949,948,606	$4,439,157	$1,946,093,337	$30,020,034	$814,590,969
Receivables:
Investments in Fund shares sold	302,980	36,309	687,979	10,027	5,617,176	654	439,964
Investment Division units sold	452,698	—	220,557	—	2,002,378	279,713	55,853
Total assets	600,621,104	19,553,101	950,857,142	4,449,184	1,953,712,891	30,300,401	815,086,786

Liabilities
Payables:
Investments in Fund shares purchased	452,698	—	220,557	—	2,002,378	279,713	55,853
Investment Division units redeemed	282,295	36,075	653,534	9,974	5,550,260	300	409,486
Insurance fees due to Jackson	20,685	234	34,445	53	66,916	354	30,478
Total liabilities	755,678	36,309	908,536	10,027	7,619,554	280,367	495,817
Net assets	$599,865,426	$19,516,792	$949,948,606	$4,439,157	$1,946,093,337	$30,020,034	$814,590,969

Investments in Funds, shares outstanding	37,679,989	1,209,219	78,443,320	357,420	1,946,093,337	30,020,034	26,629,322
Investments in Funds, at cost	$443,933,569	$14,635,080	$778,497,533	$3,687,668	$1,946,093,337	$30,020,034	$591,262,181

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2021

	JNL/WMC Equity Income Fund - Class A	JNL/WMC Equity Income Fund - Class I	JNL/WMC Global Real Estate Fund - Class A	JNL/WMC Global Real Estate Fund - Class I	JNL/WMC Government Money Market Fund - Class A	JNL/WMC Government Money Market Fund - Class I	JNL/WMC Value Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$11,107	$—
Expenses
Asset-based charges	7,276,231	77,520	12,023,340	14,981	27,267,442	157,644	10,499,140
Total expenses	7,276,231	77,520	12,023,340	14,981	27,267,442	157,644	10,499,140
Net investment income (loss)	(7,276,231)	(77,520)	(12,023,340)	(14,981)	(27,267,442)	(146,537)	(10,499,140)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	2,019	31	—
Investments	35,186,761	836,328	16,566,462	93,567	—	—	32,372,454
Net change in unrealized appreciation
(depreciation) on investments	93,218,168	3,161,500	197,060,614	718,276	—	—	147,668,854
Net realized and unrealized gain (loss)	128,404,929	3,997,828	213,627,076	811,843	2,019	31	180,041,308

Net change in net assets
from operations	$121,128,698	$3,920,308	$201,603,736	$796,862	$(27,265,423)	$(146,506)	$169,542,168

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2021

JNL/WMC Value Fund - Class I
Assets
Investments, at fair value	$9,190,764
Receivables:
Investments in Fund shares sold	108
Investment Division units sold	579
Total assets	9,191,451

Liabilities
Payables:
Investments in Fund shares purchased	579
Investment Division units redeemed	—
Insurance fees due to Jackson	108
Total liabilities	687
Net assets	$9,190,764

Investments in Funds, shares outstanding	289,109
Investments in Funds, at cost	$7,859,129

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2021

JNL/WMC Value Fund - Class I
Investment Income
Dividends	$—
Expenses
Asset-based charges	29,980
Total expenses	29,980
Net investment income (loss)	(29,980)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—
Investments	449,947
Net change in unrealized appreciation
(depreciation) on investments	1,009,912
Net realized and unrealized gain (loss)	1,459,859

Net change in net assets
from operations	$1,429,879
See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL Aggressive Growth Allocation Fund - Class A	JNL Aggressive Growth Allocation Fund - Class I	JNL Bond Index Fund - Class I(a)	JNL Conservative Allocation Fund - Class A	JNL Conservative Allocation Fund - Class I	JNL Emerging Markets Index Fund - Class I(a)	JNL Growth Allocation Fund - Class A
Operations
Net investment income (loss)	$(21,268,823)	$(59,242)	$(281)	$(8,522,116)	$(30,828)	$(143)	$(31,920,093)
Net realized gain (loss) on investments	110,406,229	665,981	(2)	30,510,186	384,136	—	152,130,755
Net change in unrealized appreciation
(depreciation) on investments	121,061,463	1,133,380	(2,330)	(4,213,668)	(105,673)	1,485	147,705,818
Net change in net assets
from operations	210,198,869	1,740,119	(2,613)	17,774,402	247,635	1,342	267,916,480

Contract transactions
Purchase payments	113,687,676	4,639,870	501,299	92,064,898	1,698,195	435,921	134,994,704
Surrenders and terminations	(135,599,028)	(810,796)	(74)	(84,187,341)	(616,283)	(32)	(194,790,088)
Transfers between Investment Divisions	(11,032,334)	120,766	235	(47,600,749)	(33,532)	(6,736)	(2,142,884)
Contract owner charges	(16,652,252)	(173,935)	—	(4,968,574)	(53,413)	—	(25,982,801)
Net change in net assets
from contract transactions	(49,595,938)	3,775,905	501,460	(44,691,766)	994,967	429,153	(87,921,069)

Net change in net assets	160,602,931	5,516,024	498,847	(26,917,364)	1,242,602	430,495	179,995,411

Net assets beginning of year	1,535,675,994	10,274,356	—	743,677,082	6,093,908	—	2,334,912,343

Net assets end of year	$1,696,278,925	$15,790,380	$498,847	$716,759,718	$7,336,510	$430,495	$2,514,907,754

Contract unit transactions
Units outstanding at beginning of year	82,885,659	588,035	—	57,454,646	438,596	—	122,231,538
Units issued	12,264,153	351,960	37,695	19,053,299	483,754	32,982	14,959,695
Units redeemed	(14,846,418)	(162,749)	(8)	(22,508,324)	(412,692)	(4)	(19,394,520)
Units outstanding at end of year	80,303,394	777,246	37,687	53,999,621	509,658	32,978	117,796,713
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$251,497,663	$6,855,845	$501,534	$250,144,710	$6,852,477	$429,186	$312,987,856
Proceeds from sales	$322,362,424	$3,139,182	$355	$303,358,592	$5,888,338	$176	$432,829,018

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 26, 2021. The Statement of Changes in Net Assets is from April 26, 2021 through December 31, 2021.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL Growth Allocation Fund - Class I	JNL International Index Fund - Class I(a)	JNL iShares Tactical Growth Fund - Class A	JNL iShares Tactical Growth Fund - Class I	JNL iShares Tactical Moderate Fund - Class A	JNL iShares Tactical Moderate Fund - Class I	JNL iShares Tactical Moderate Growth Fund - Class A
Operations
Net investment income (loss)	$(71,593)	$(278)	$(312,151)	$52,344	$271,557	$84,760	$210,819
Net realized gain (loss) on investments	1,090,017	(6)	18,229,251	287,969	8,482,756	246,140	14,706,604
Net change in unrealized appreciation
(depreciation) on investments	909,931	9,546	18,360,892	495,655	2,069,087	75,441	14,300,639
Net change in net assets
from operations	1,928,355	9,262	36,277,992	835,968	10,823,400	406,341	29,218,062

Contract transactions
Purchase payments	4,578,070	873,602	34,884,858	1,650,973	25,786,442	3,110,877	38,324,232
Surrenders and terminations	(3,053,492)	(88)	(23,884,221)	(181,482)	(18,636,817)	(143,327)	(27,656,425)
Transfers between Investment Divisions	603,877	(4,043)	(2,508,119)	(92,776)	7,060,628	(235,742)	6,841,784
Contract owner charges	(152,198)	—	(1,384,120)	(74,802)	(973,205)	(62,124)	(1,124,055)
Net change in net assets
from contract transactions	1,976,257	869,471	7,108,398	1,301,913	13,237,048	2,669,684	16,385,536

Net change in net assets	3,904,612	878,733	43,386,390	2,137,881	24,060,448	3,076,025	45,603,598

Net assets beginning of year	14,404,859	—	259,653,177	4,950,037	170,994,492	4,952,447	282,898,713

Net assets end of year	$18,309,471	$878,733	$303,039,567	$7,087,918	$195,054,940	$8,028,472	$328,502,311

Contract unit transactions
Units outstanding at beginning of year	756,104	—	13,552,868	276,866	11,902,838	340,592	16,487,891
Units issued	348,010	54,469	3,404,451	133,117	4,731,382	302,737	3,867,642
Units redeemed	(225,108)	(9)	(3,058,445)	(68,527)	(3,882,478)	(130,331)	(2,933,451)
Units outstanding at end of year	879,006	54,460	13,898,874	341,456	12,751,742	512,998	17,422,082
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$6,679,129	$869,559	$79,789,945	$2,843,814	$76,046,208	$4,934,631	$79,366,564
Proceeds from sales	$4,774,465	$366	$66,239,524	$1,335,309	$59,536,875	$2,057,949	$56,642,570

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 26, 2021. The Statement of Changes in Net Assets is from April 26, 2021 through December 31, 2021.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL iShares Tactical Moderate Growth Fund - Class I	JNL Mid Cap Index Fund - Class I(a)	JNL Moderate Allocation Fund - Class A	JNL Moderate Allocation Fund - Class I	JNL Moderate Growth Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class I	JNL Multi-Manager Alternative Fund - Class A
Operations
Net investment income (loss)	$65,592	$(599)	$(34,591,138)	$(67,273)	$(63,384,151)	$(46,893)	$(2,335,340)
Net realized gain (loss) on investments	178,581	28	93,088,703	373,143	220,523,704	454,375	6,057,481
Net change in unrealized appreciation
(depreciation) on investments	346,328	41,594	95,035,959	799,719	246,735,866	528,525	(596,118)
Net change in net assets
from operations	590,501	41,023	153,533,524	1,105,589	403,875,419	936,007	3,126,023

Contract transactions
Purchase payments	1,687,910	891,998	108,157,424	2,388,549	125,381,933	3,765,979	7,985,255
Surrenders and terminations	(158,918)	(172)	(247,436,410)	(784,907)	(450,300,567)	(636,726)	(21,933,994)
Transfers between Investment Divisions	141,375	302,061	14,288,859	515,296	(5,567,599)	(756,331)	55,682,998
Contract owner charges	(59,850)	—	(28,787,549)	(102,531)	(52,787,697)	(113,551)	(430,453)
Net change in net assets
from contract transactions	1,610,517	1,193,887	(153,777,676)	2,016,407	(383,273,930)	2,259,371	41,303,806

Net change in net assets	2,201,018	1,234,910	(244,152)	3,121,996	20,601,489	3,195,378	44,429,829

Net assets beginning of year	4,796,842	—	2,601,306,115	13,553,879	4,732,579,857	7,819,917	187,901,438

Net assets end of year	$6,997,860	$1,234,910	$2,601,061,963	$16,675,875	$4,753,181,346	$11,015,295	$232,331,267

Contract unit transactions
Units outstanding at beginning of year	289,216	—	170,568,029	825,241	256,428,674	453,452	17,073,985
Units issued	115,600	87,513	17,401,588	254,355	18,631,014	285,999	8,130,887
Units redeemed	(25,853)	(39)	(27,159,404)	(131,194)	(38,599,304)	(159,360)	(4,425,541)
Units outstanding at end of year	378,963	87,474	160,810,213	948,402	236,460,384	580,091	20,779,331
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$2,286,458	$1,194,253	$278,674,498	$4,290,339	$368,998,333	$5,213,196	$90,907,161
Proceeds from sales	$482,518	$965	$467,043,312	$2,341,205	$815,656,414	$3,000,718	$51,938,695

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 26, 2021. The Statement of Changes in Net Assets is from April 26, 2021 through December 31, 2021.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL Multi-Manager Alternative Fund - Class I	JNL Multi-Manager Emerging Markets Equity Fund - Class A	JNL Multi-Manager Emerging Markets Equity Fund - Class I	JNL Multi-Manager International Small Cap Fund - Class A	JNL Multi-Manager International Small Cap Fund - Class I(a)	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class I
Operations
Net investment income (loss)	$(8,992)	$(785,390)	$115,511	$(2,921,508)	$1,470	$(4,326,947)	$(41,387)
Net realized gain (loss) on investments	19,379	57,617,542	679,619	4,827,815	52,716	19,859,869	519,750
Net change in unrealized appreciation
(depreciation) on investments	18,140	(64,099,275)	(857,559)	9,943,732	77,586	49,202,752	1,334,592
Net change in net assets
from operations	28,527	(7,267,123)	(62,429)	11,850,039	131,772	64,735,674	1,812,955

Contract transactions
Purchase payments	812,096	30,576,134	2,133,846	18,638,756	748,945	59,760,019	3,690,403
Surrenders and terminations	(16,043)	(78,117,641)	(367,122)	(25,941,061)	(79,456)	(19,433,052)	(485,406)
Transfers between Investment Divisions	1,212,572	(14,603,847)	(397,238)	511,881,659	3,415,812	88,996,086	2,766,895
Contract owner charges	(26,946)	(8,836,568)	(105,761)	(3,701,989)	(31,916)	(3,569,536)	(91,130)
Net change in net assets
from contract transactions	1,981,679	(70,981,922)	1,263,725	500,877,365	4,053,385	125,753,517	5,880,762

Net change in net assets	2,010,206	(78,249,045)	1,201,296	512,727,404	4,185,157	190,489,191	7,693,717

Net assets beginning of year	837,219	907,772,287	9,332,150	4,018,106	—	256,508,960	5,986,121

Net assets end of year	$2,847,425	$829,523,242	$10,533,446	$516,745,510	$4,185,157	$446,998,151	$13,679,838

Contract unit transactions
Units outstanding at beginning of year	72,172	59,031,003	497,059	292,183	—	15,741,280	350,099
Units issued	212,770	8,712,871	275,094	37,227,770	316,684	11,168,975	429,929
Units redeemed	(46,070)	(13,173,820)	(209,791)	(4,314,368)	(58,261)	(4,564,484)	(134,828)
Units outstanding at end of year	238,872	54,570,054	562,362	33,205,585	258,423	22,345,771	645,200
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$2,534,657	$150,985,305	$5,562,007	$572,513,721	$5,036,126	$209,313,865	$8,532,156
Proceeds from sales	$561,970	$222,752,617	$4,182,771	$70,945,841	$951,833	$87,887,295	$2,692,781

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 26, 2021. The Statement of Changes in Net Assets is from April 26, 2021 through December 31, 2021.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL Multi-Manager Small Cap Growth Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class I	JNL Multi-Manager Small Cap Value Fund - Class A	JNL Multi-Manager Small Cap Value Fund - Class I	JNL S&P 500 Index Fund - Class I	JNL Small Cap Index Fund - Class I(a)	JNL/American Funds Balanced Fund - Class A
Operations
Net investment income (loss)	$(36,464,874)	$(160,413)	$(15,134,416)	$(50,092)	$(953,318)	$(359)	$(30,321,691)
Net realized gain (loss) on investments	265,957,792	2,898,430	50,073,760	502,558	10,846,486	10,415	74,261,615
Net change in unrealized appreciation
(depreciation) on investments	(203,185,731)	(2,810,150)	121,125,545	1,119,601	43,556,365	14,280	234,927,594
Net change in net assets
from operations	26,307,187	(72,133)	156,064,889	1,572,067	53,449,533	24,336	278,867,518

Contract transactions
Purchase payments	177,675,620	13,057,288	58,544,247	6,314,222	73,879,266	698,513	376,110,110
Surrenders and terminations	(193,630,592)	(1,457,186)	(88,764,621)	(553,978)	(8,625,323)	(130)	(131,057,494)
Transfers between Investment Divisions	94,803,168	2,698,475	467,761,135	3,228,641	2,596,753	(11,286)	167,646,548
Contract owner charges	(29,168,066)	(367,986)	(12,271,570)	(125,370)	(1,964,977)	—	(26,637,600)
Net change in net assets
from contract transactions	49,680,130	13,930,591	425,269,191	8,863,515	65,885,719	687,097	386,061,564

Net change in net assets	75,987,317	13,858,458	581,334,080	10,435,582	119,335,252	711,433	664,929,082

Net assets beginning of year	2,556,139,246	26,498,496	684,397,746	4,765,465	168,253,223	—	1,939,635,172

Net assets end of year	$2,632,126,563	$40,356,954	$1,265,731,826	$15,201,047	$287,588,475	$711,433	$2,604,564,254

Contract unit transactions
Units outstanding at beginning of year	27,575,634	201,915	28,256,070	156,944	10,759,303	—	95,086,300
Units issued	7,303,892	199,563	26,341,732	379,119	6,200,366	71,936	32,811,750
Units redeemed	(7,047,629)	(100,474)	(11,550,229)	(126,625)	(2,595,488)	(25,658)	(15,658,206)
Units outstanding at end of year	27,831,897	301,004	43,047,573	409,438	14,364,181	46,278	112,239,844
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$736,560,347	$27,808,162	$750,462,542	$13,314,429	$111,977,634	$931,101	$729,595,403
Proceeds from sales	$723,345,091	$14,037,984	$340,327,767	$4,501,006	$47,045,233	$244,363	$373,855,530

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 26, 2021. The Statement of Changes in Net Assets is from April 26, 2021 through December 31, 2021.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL/American Funds Balanced Fund - Class I	JNL/American Funds Bond Fund of America Fund - Class A(a)	JNL/American Funds Bond Fund of America Fund - Class I(a)	JNL/American Funds Capital Income Builder Fund - Class A	JNL/American Funds Capital Income Builder Fund - Class I	JNL/American Funds Capital World Bond Fund - Class A	JNL/American Funds Capital World Bond Fund - Class I
Operations
Net investment income (loss)	$(185,992)	$(228,621)	$(2,676)	$(2,685,183)	$(23,823)	$(6,359,760)	$(18,897)
Net realized gain (loss) on investments	2,340,197	15,511	4,287	4,750,899	180,354	7,391,547	41,770
Net change in unrealized appreciation
(depreciation) on investments	3,327,300	(38,820)	3,996	23,325,901	565,089	(33,030,077)	(251,975)
Net change in net assets
from operations	5,481,505	(251,930)	5,607	25,391,617	721,620	(31,998,290)	(229,102)

Contract transactions
Purchase payments	17,458,952	28,686,555	1,101,587	53,299,486	1,994,046	18,285,722	1,405,527
Surrenders and terminations	(2,449,012)	(1,423,650)	(9,188)	(8,684,076)	(427,279)	(38,587,160)	(211,910)
Transfers between Investment Divisions	(6,002,904)	32,753,282	563,898	17,107,305	307,273	35,486,082	350,772
Contract owner charges	(429,610)	(153,287)	(6,242)	(2,228,241)	(48,672)	(5,548,629)	(35,182)
Net change in net assets
from contract transactions	8,577,426	59,862,900	1,650,055	59,494,474	1,825,368	9,636,015	1,509,207

Net change in net assets	14,058,931	59,610,970	1,655,662	84,886,091	2,546,988	(22,362,275)	1,280,105

Net assets beginning of year	34,447,562	—	—	171,048,037	4,440,082	476,908,883	3,432,739

Net assets end of year	$48,506,493	$59,610,970	$1,655,662	$255,934,128	$6,987,070	$454,546,608	$4,712,844

Contract unit transactions
Units outstanding at beginning of year	1,253,209	—	—	15,296,552	387,063	40,193,094	248,557
Units issued	784,682	6,875,975	212,643	7,607,143	233,677	8,668,729	200,207
Units redeemed	(492,562)	(931,915)	(48,727)	(2,680,197)	(88,330)	(7,913,974)	(87,628)
Units outstanding at end of year	1,545,329	5,944,060	163,916	20,223,498	532,410	40,947,849	361,136
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$22,725,302	$69,249,423	$2,144,676	$91,711,026	$2,936,721	$99,627,958	$2,679,447
Proceeds from sales	$14,333,868	$9,615,144	$497,297	$34,901,735	$1,135,176	$96,351,703	$1,189,137

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 26, 2021. The Statement of Changes in Net Assets is from April 26, 2021 through December 31, 2021.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL/American Funds Global Growth Fund - Class A	JNL/American Funds Global Growth Fund - Class I	JNL/American Funds Global Small Capitalization Fund - Class A	JNL/American Funds Global Small Capitalization Fund - Class I	JNL/American Funds Growth Allocation Fund - Class A	JNL/American Funds Growth Allocation Fund - Class I	JNL/American Funds Growth Fund - Class A
Operations
Net investment income (loss)	$(9,984,220)	$(93,465)	$(11,700,442)	$(49,901)	$(47,729,262)	$(172,692)	$(44,654,606)
Net realized gain (loss) on investments	55,804,335	1,326,393	70,143,298	1,007,177	192,315,666	1,483,932	254,512,681
Net change in unrealized appreciation
(depreciation) on investments	62,640,127	1,694,676	(17,536,944)	(568,804)	267,097,123	3,383,710	424,578,166
Net change in net assets
from operations	108,460,242	2,927,604	40,905,912	388,472	411,683,527	4,694,950	634,436,241

Contract transactions
Purchase payments	123,742,285	5,562,835	59,668,140	2,825,523	370,904,625	10,222,788	705,960,204
Surrenders and terminations	(42,376,284)	(322,496)	(55,843,538)	(473,002)	(208,501,981)	(966,649)	(182,140,837)
Transfers between Investment Divisions	29,031,589	1,956,645	(4,747,932)	3,121,291	70,881,537	2,336,269	197,119,832
Contract owner charges	(6,403,689)	(230,852)	(10,161,958)	(107,025)	(41,749,534)	(431,376)	(33,995,678)
Net change in net assets
from contract transactions	103,993,901	6,966,132	(11,085,288)	5,366,787	191,534,647	11,161,032	686,943,521

Net change in net assets	212,454,143	9,893,736	29,820,624	5,755,259	603,218,174	15,855,982	1,321,379,762

Net assets beginning of year	704,354,562	15,256,478	828,061,541	7,401,052	3,315,195,593	31,038,857	2,879,864,182

Net assets end of year	$916,808,705	$25,150,214	$857,882,165	$13,156,311	$3,918,413,767	$46,894,839	$4,201,243,944

Contract unit transactions
Units outstanding at beginning of year	30,692,508	651,649	35,883,927	276,380	155,186,574	1,357,672	74,095,543
Units issued	11,446,895	495,577	7,175,044	359,784	31,797,096	720,387	33,371,415
Units redeemed	(7,320,439)	(221,329)	(7,701,388)	(172,533)	(23,635,151)	(272,245)	(17,520,817)
Units outstanding at end of year	34,818,964	925,897	35,357,583	463,631	163,348,519	1,805,814	89,946,141
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$286,380,908	$12,726,207	$179,238,264	$10,361,989	$731,271,501	$17,926,645	$1,431,626,980
Proceeds from sales	$192,371,227	$5,853,540	$202,023,994	$5,045,103	$587,466,116	$6,938,305	$789,338,065

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL/American Funds Growth Fund - Class I	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds Growth-Income Fund - Class I	JNL/American Funds International Fund - Class A	JNL/American Funds International Fund - Class I	JNL/American Funds Moderate Growth Allocation Fund - Class A	JNL/American Funds Moderate Growth Allocation Fund - Class I
Operations
Net investment income (loss)	$(293,323)	$(116,561,072)	$(441,786)	$(23,640,533)	$(68,471)	$(37,397,456)	$(99,042)
Net realized gain (loss) on investments	5,625,405	574,035,330	4,857,228	81,329,715	705,708	135,270,061	660,733
Net change in unrealized appreciation
(depreciation) on investments	7,049,126	1,316,756,167	16,343,896	(110,965,905)	(1,011,954)	132,650,811	1,472,429
Net change in net assets
from operations	12,381,208	1,774,230,425	20,759,338	(53,276,723)	(374,717)	230,523,416	2,034,120

Contract transactions
Purchase payments	17,690,185	862,927,861	24,991,042	85,472,966	4,282,016	212,083,369	5,073,366
Surrenders and terminations	(2,424,849)	(545,764,699)	(2,776,597)	(122,415,624)	(677,091)	(195,681,785)	(1,118,846)
Transfers between Investment Divisions	4,088,121	(182,010,300)	(3,635,603)	2,316,261	31,009	25,817,139	(268,683)
Contract owner charges	(719,396)	(101,421,557)	(1,212,223)	(19,163,858)	(159,511)	(31,059,665)	(199,937)
Net change in net assets
from contract transactions	18,634,061	33,731,305	17,366,619	(53,790,255)	3,476,423	11,159,058	3,485,900

Net change in net assets	31,015,269	1,807,961,730	38,125,957	(107,066,978)	3,101,706	241,682,474	5,520,020

Net assets beginning of year	49,947,950	8,098,564,550	83,624,164	1,830,899,466	13,517,058	2,668,913,724	19,610,060

Net assets end of year	$80,963,219	$9,906,526,280	$121,750,121	$1,723,832,488	$16,618,764	$2,910,596,198	$25,130,080

Contract unit transactions
Units outstanding at beginning of year	1,188,983	279,864,978	2,512,589	105,877,613	674,804	145,158,604	997,207
Units issued	869,279	44,077,783	1,012,833	14,955,812	390,785	21,597,878	311,455
Units redeemed	(473,392)	(43,800,303)	(558,790)	(18,062,401)	(217,332)	(21,071,852)	(145,798)
Units outstanding at end of year	1,584,870	280,142,458	2,966,632	102,771,024	848,257	145,684,630	1,162,864
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$40,148,777	$1,437,717,758	$38,236,255	$263,283,339	$7,940,723	$418,232,387	$6,506,917
Proceeds from sales	$21,808,039	$1,520,547,525	$21,311,422	$340,714,127	$4,532,771	$444,470,785	$3,120,059

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL/American Funds New World Fund - Class A	JNL/American Funds New World Fund - Class I	JNL/American Funds Washington Mutual Investors Fund - Class A	JNL/American Funds Washington Mutual Investors Fund - Class I	JNL/AQR Large Cap Defensive Style Fund - Class A	JNL/AQR Large Cap Defensive Style Fund - Class I	JNL/Baillie Gifford International Growth Fund - Class A
Operations
Net investment income (loss)	$(21,968,106)	$(113,778)	$(45,779,312)	$(130,796)	$(3,452,282)	$(15,607)	$(16,068,648)
Net realized gain (loss) on investments	97,491,775	1,046,258	234,191,645	1,170,383	5,640,416	175,676	114,122,059
Net change in unrealized appreciation
(depreciation) on investments	(28,228,817)	(66,775)	583,451,791	5,955,248	41,156,717	541,537	(208,262,851)
Net change in net assets
from operations	47,294,852	865,705	771,864,124	6,994,835	43,344,851	701,606	(110,209,440)

Contract transactions
Purchase payments	110,592,895	5,881,493	162,423,364	7,921,028	13,306,088	1,346,888	128,198,255
Surrenders and terminations	(105,383,637)	(1,129,363)	(260,426,023)	(1,044,763)	(21,803,042)	(253,349)	(63,437,066)
Transfers between Investment Divisions	56,267,539	3,093,388	(11,792,012)	2,616,052	285,836,579	1,889,876	(23,374,945)
Contract owner charges	(19,312,800)	(264,251)	(40,564,098)	(330,002)	(2,676,416)	(29,789)	(13,014,734)
Net change in net assets
from contract transactions	42,163,997	7,581,267	(150,358,769)	9,162,315	274,663,209	2,953,626	28,371,510

Net change in net assets	89,458,849	8,446,972	621,505,355	16,157,150	318,008,060	3,655,232	(81,837,930)

Net assets beginning of year	1,553,488,802	20,082,711	3,072,092,064	21,808,179	51,336,283	1,642,445	1,169,439,620

Net assets end of year	$1,642,947,651	$28,529,683	$3,693,597,419	$37,965,329	$369,344,343	$5,297,677	$1,087,601,690

Contract unit transactions
Units outstanding at beginning of year	87,280,314	974,641	125,574,916	769,937	4,375,613	137,681	65,557,179
Units issued	17,375,177	579,126	16,050,246	456,453	26,909,315	336,923	24,309,246
Units redeemed	(15,292,495)	(226,835)	(21,632,478)	(171,534)	(5,110,930)	(110,222)	(23,519,252)
Units outstanding at end of year	89,362,996	1,326,932	119,992,684	1,054,856	26,173,998	364,382	66,347,173
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$327,171,835	$12,504,224	$444,023,458	$14,697,692	$341,353,116	$4,423,495	$450,516,648
Proceeds from sales	$306,975,944	$5,036,735	$640,161,539	$5,666,173	$70,142,189	$1,485,476	$438,213,786

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL/Baillie Gifford International Growth Fund - Class I	JNL/Baillie Gifford U.S. Equity Growth Fund - Class A(a)	JNL/BlackRock Advantage International Fund - Class A	JNL/BlackRock Advantage International Fund - Class I	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Allocation Fund - Class I	JNL/BlackRock Global Natural Resources Fund - Class A
Operations
Net investment income (loss)	$(134,297)	$(10,758)	$(86,091)	$3,643	$(46,694,514)	$(88,383)	$(9,761,548)
Net realized gain (loss) on investments	3,090,199	139,333	1,168,656	129,249	160,675,414	1,000,666	38,436,746
Net change in unrealized appreciation
(depreciation) on investments	(5,467,891)	(147,823)	765,179	6,576	90,427,121	453,638	150,004,887
Net change in net assets
from operations	(2,511,989)	(19,248)	1,847,744	139,468	204,408,021	1,365,921	178,680,085

Contract transactions
Purchase payments	6,278,815	974,552	8,860,780	663,850	106,676,150	3,283,677	32,460,842
Surrenders and terminations	(1,174,171)	(85,726)	(705,949)	(15,085)	(300,946,522)	(1,319,025)	(69,489,269)
Transfers between Investment Divisions	(1,614,989)	565,397	9,133,214	311,650	(7,132,751)	(38,310)	24,415,508
Contract owner charges	(316,399)	(1,664)	(216,142)	(15,462)	(41,010,755)	(241,774)	(7,870,843)
Net change in net assets
from contract transactions	3,173,256	1,452,559	17,071,903	944,953	(242,413,878)	1,684,568	(20,483,762)

Net change in net assets	661,267	1,433,311	18,919,647	1,084,421	(38,005,857)	3,050,489	158,196,323

Net assets beginning of year	28,846,735	—	12,956,243	591,665	3,536,425,079	19,084,491	634,835,144

Net assets end of year	$29,508,002	$1,433,311	$31,875,890	$1,676,086	$3,498,419,222	$22,134,980	$793,031,467

Contract unit transactions
Units outstanding at beginning of year	1,579,068	—	1,167,859	52,411	210,915,107	1,010,915	78,502,365
Units issued	837,781	518,291	1,919,965	208,019	16,724,827	319,804	22,819,014
Units redeemed	(679,164)	(356,143)	(509,779)	(128,832)	(30,750,065)	(237,218)	(25,292,768)
Units outstanding at end of year	1,737,685	162,148	2,578,045	131,598	196,889,869	1,093,501	76,028,611
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$15,775,651	$5,042,669	$23,698,283	$2,605,174	$294,565,580	$6,439,971	$220,093,896
Proceeds from sales	$12,736,692	$3,600,868	$6,369,908	$1,635,750	$583,673,972	$4,843,786	$250,339,206

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 26, 2021. The Statement of Changes in Net Assets is from April 26, 2021 through December 31, 2021.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL/BlackRock Global Natural Resources Fund - Class I	JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/BlackRock Large Cap Select Growth Fund - Class I	JNL/Causeway International Value Select Fund - Class A	JNL/Causeway International Value Select Fund - Class I	JNL/ClearBridge Large Cap Growth Fund - Class A	JNL/ClearBridge Large Cap Growth Fund - Class I
Operations
Net investment income (loss)	$(25,444)	$(53,064,423)	$(179,839)	$(243,558)	$141,744	$(5,805,432)	$(104,168)
Net realized gain (loss) on investments	269,760	444,314,260	4,754,493	11,661,449	127,424	38,125,046	1,429,617
Net change in unrealized appreciation
(depreciation) on investments	956,781	282,136,317	2,592,726	20,133,287	78,420	51,901,569	3,345,333
Net change in net assets
from operations	1,201,097	673,386,154	7,167,380	31,551,178	347,588	84,221,183	4,670,782

Contract transactions
Purchase payments	1,481,858	222,719,560	9,848,131	21,672,337	7,885,463	60,291,003	12,523,109
Surrenders and terminations	(106,246)	(288,944,286)	(1,124,589)	(37,413,578)	(536,011)	(24,270,343)	(899,069)
Transfers between Investment Divisions	4,002,430	(381,796,843)	(9,207,782)	22,006,589	1,225,393	(16,832,643)	(1,683,623)
Contract owner charges	(81,906)	(44,155,121)	(421,676)	(5,337,605)	(94,469)	(4,802,031)	(240,727)
Net change in net assets
from contract transactions	5,296,136	(492,176,690)	(905,916)	927,743	8,480,376	14,385,986	9,699,690

Net change in net assets	6,497,233	181,209,464	6,261,464	32,478,921	8,827,964	98,607,169	14,370,472

Net assets beginning of year	2,446,915	3,903,352,488	39,167,331	454,044,918	3,752,522	425,030,833	17,294,208

Net assets end of year	$8,944,148	$4,084,561,952	$45,428,795	$486,523,839	$12,580,486	$523,638,002	$31,664,680

Contract unit transactions
Units outstanding at beginning of year	262,943	38,275,757	265,356	27,603,133	164,263	23,769,796	934,118
Units issued	662,248	4,826,715	111,655	6,735,941	434,648	7,516,939	785,640
Units redeemed	(193,232)	(9,513,472)	(120,158)	(6,812,112)	(90,289)	(6,830,293)	(306,810)
Units outstanding at end of year	731,959	33,589,000	256,853	27,526,962	508,622	24,456,442	1,412,948
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$7,455,610	$554,867,799	$18,248,598	$125,760,680	$10,863,505	$145,428,810	$15,978,899
Proceeds from sales	$2,184,918	$1,100,108,912	$19,334,353	$125,076,495	$2,241,385	$136,848,256	$6,383,377

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL/DFA International Core Equity Fund - Class A	JNL/DFA International Core Equity Fund - Class I	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class I	JNL/DFA U.S. Small Cap Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class I	JNL/DoubleLine Core Fixed Income Fund - Class A
Operations
Net investment income (loss)	$659,454	$100,178	$(16,942,757)	$(86,615)	$(5,038,599)	$(55,242)	$(32,000,041)
Net realized gain (loss) on investments	2,488,421	295,747	118,582,883	1,161,061	29,826,622	1,270,818	28,555,246
Net change in unrealized appreciation
(depreciation) on investments	665,240	(63,882)	184,807,637	3,275,357	36,703,232	1,029,465	(39,263,484)
Net change in net assets
from operations	3,813,115	332,043	286,447,763	4,349,803	61,491,255	2,245,041	(42,708,279)

Contract transactions
Purchase payments	20,557,589	2,417,329	56,957,508	6,456,799	63,786,716	4,630,356	59,489,102
Surrenders and terminations	(4,488,164)	(135,179)	(102,013,868)	(931,529)	(24,838,838)	(340,364)	(234,970,720)
Transfers between Investment Divisions	59,972,946	1,055,815	(7,528,397)	2,602,758	219,815,866	4,239,596	66,814,455
Contract owner charges	(690,116)	(56,281)	(13,043,853)	(225,938)	(3,571,322)	(133,835)	(24,511,137)
Net change in net assets
from contract transactions	75,352,255	3,281,684	(65,628,610)	7,902,090	255,192,422	8,395,753	(133,178,300)

Net change in net assets	79,165,370	3,613,727	220,819,153	12,251,893	316,683,677	10,640,794	(175,886,579)

Net assets beginning of year	33,746,496	2,633,143	1,148,586,587	13,040,342	190,994,990	6,908,434	2,472,208,780

Net assets end of year	$112,911,866	$6,246,870	$1,369,405,740	$25,292,235	$507,678,667	$17,549,228	$2,296,322,201

Contract unit transactions
Units outstanding at beginning of year	2,969,476	227,811	24,719,209	198,502	9,045,875	540,744	108,252,896
Units issued	7,471,634	422,092	4,349,766	173,084	18,672,005	944,820	13,063,177
Units redeemed	(1,393,132)	(163,657)	(5,652,285)	(65,634)	(8,502,375)	(477,107)	(19,079,997)
Units outstanding at end of year	9,047,978	486,246	23,416,690	305,952	19,215,505	1,008,457	102,236,076
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$94,786,147	$5,541,289	$232,275,980	$12,820,846	$469,297,656	$16,194,958	$298,568,316
Proceeds from sales	$18,075,066	$2,119,637	$314,847,347	$5,005,371	$219,143,833	$7,854,447	$463,746,657

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL/DoubleLine Core Fixed Income Fund - Class I	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	JNL/DoubleLine Total Return Fund - Class A	JNL/DoubleLine Total Return Fund - Class I
Operations
Net investment income (loss)	$(98,059)	$(1,928,678)	$(13,237)	$(22,871,448)	$(135,473)	$(11,623,431)	$(60,494)
Net realized gain (loss) on investments	219,266	3,645,960	46,073	94,929,133	2,104,444	9,390,727	81,235
Net change in unrealized appreciation
(depreciation) on investments	(258,400)	(2,520,794)	(21,114)	274,930,806	4,249,345	(13,359,962)	(111,390)
Net change in net assets
from operations	(137,193)	(803,512)	11,722	346,988,491	6,218,316	(15,592,666)	(90,649)

Contract transactions
Purchase payments	5,528,325	10,161,200	687,333	184,762,294	5,825,455	58,387,064	2,837,449
Surrenders and terminations	(1,320,864)	(13,162,979)	(163,633)	(99,950,951)	(770,352)	(76,276,567)	(456,785)
Transfers between Investment Divisions	558,763	10,650,123	213,251	162,250,555	3,464,928	(24,472,398)	(110,177)
Contract owner charges	(161,517)	(1,329,924)	(25,677)	(17,554,754)	(343,749)	(8,233,250)	(146,694)
Net change in net assets
from contract transactions	4,604,707	6,318,420	711,274	229,507,144	8,176,282	(50,595,151)	2,123,793

Net change in net assets	4,467,514	5,514,908	722,996	576,495,635	14,394,598	(66,187,817)	2,033,144

Net assets beginning of year	21,761,340	145,976,825	2,539,231	1,489,201,769	22,808,321	955,655,403	12,877,302

Net assets end of year	$26,228,854	$151,491,733	$3,262,227	$2,065,697,404	$37,202,919	$889,467,586	$14,910,446

Contract unit transactions
Units outstanding at beginning of year	698,032	12,353,750	206,277	68,364,892	1,035,586	82,492,095	1,069,190
Units issued	379,253	3,549,283	120,080	22,853,057	698,485	14,622,245	508,131
Units redeemed	(226,857)	(3,023,526)	(63,187)	(13,819,914)	(376,644)	(19,102,601)	(335,875)
Units outstanding at end of year	850,428	12,879,507	263,170	77,398,035	1,357,427	78,011,739	1,241,446
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$11,609,261	$42,006,120	$1,494,970	$563,695,152	$17,518,315	$168,718,432	$6,140,806
Proceeds from sales	$7,102,613	$37,616,378	$796,933	$357,059,456	$9,477,506	$230,937,014	$4,077,507

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	JNL/First Sentier Global Infrastructure Fund - Class A	JNL/First Sentier Global Infrastructure Fund - Class I	JNL/Franklin Templeton Global Multisector Bond Fund - Class A	JNL/Franklin Templeton Global Multisector Bond Fund - Class I	JNL/Franklin Templeton Growth Allocation Fund - Class A
Operations
Net investment income (loss)	$(12,899,769)	$(36,400)	$(8,028,580)	$(14,575)	$(6,298,273)	$(15,501)	$(15,434,942)
Net realized gain (loss) on investments	11,958,933	107,295	15,848,478	62,692	(28,621,161)	(155,182)	74,567,039
Net change in unrealized appreciation
(depreciation) on investments	(18,780,205)	(139,213)	59,570,862	348,048	7,011,661	10,653	70,449,581
Net change in net assets
from operations	(19,721,041)	(68,318)	67,390,760	396,165	(27,907,773)	(160,030)	129,581,678

Contract transactions
Purchase payments	59,787,246	2,225,701	24,875,172	1,036,541	13,104,069	433,432	20,839,642
Surrenders and terminations	(82,062,535)	(1,387,814)	(52,154,243)	(96,496)	(44,733,121)	(173,092)	(106,226,954)
Transfers between Investment Divisions	14,222,901	139,094	35,840,485	836,664	21,007,936	(9,099)	(28,233,375)
Contract owner charges	(10,577,760)	(64,795)	(6,465,685)	(40,218)	(4,609,181)	(23,497)	(12,793,728)
Net change in net assets
from contract transactions	(18,630,148)	912,186	2,095,729	1,736,491	(15,230,297)	227,744	(126,414,415)

Net change in net assets	(38,351,189)	843,868	69,486,489	2,132,656	(43,138,070)	67,714	3,167,263

Net assets beginning of year	986,279,858	8,115,872	577,953,316	2,413,165	508,280,258	3,587,821	1,096,891,627

Net assets end of year	$947,928,669	$8,959,740	$647,439,805	$4,545,821	$465,142,188	$3,655,535	$1,100,058,890

Contract unit transactions
Units outstanding at beginning of year	33,288,520	191,394	34,569,724	128,340	47,746,772	299,263	70,128,964
Units issued	6,370,351	96,173	6,686,622	128,324	7,433,057	83,638	3,806,887
Units redeemed	(7,124,056)	(77,083)	(6,559,458)	(41,799)	(8,940,243)	(63,368)	(11,387,874)
Units outstanding at end of year	32,534,815	210,484	34,696,888	214,865	46,239,586	319,533	62,547,977
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$187,849,974	$4,083,596	$117,663,085	$2,563,512	$77,526,755	$979,132	$64,532,017
Proceeds from sales	$219,379,891	$3,207,810	$123,595,936	$841,596	$99,055,325	$766,889	$206,381,374

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL/Franklin Templeton Growth Allocation Fund - Class I	JNL/Franklin Templeton Income Fund - Class A	JNL/Franklin Templeton Income Fund - Class I	JNL/Goldman Sachs 4 Fund - Class A	JNL/Goldman Sachs 4 Fund - Class I	JNL/Goldman Sachs Managed Aggressive Growth Fund - Class A	JNL/Goldman Sachs Managed Aggressive Growth Fund - Class I
Operations
Net investment income (loss)	$(10,631)	$(20,612,200)	$(27,407)	$(74,048,747)	$(102,587)	$(34,234,566)	$(64,696)
Net realized gain (loss) on investments	179,247	50,608,681	147,069	488,112,611	1,362,947	202,985,248	439,907
Net change in unrealized appreciation
(depreciation) on investments	137,094	160,976,682	681,225	1,188,715,764	5,383,297	170,583,358	1,714,322
Net change in net assets
from operations	305,710	190,973,163	800,887	1,602,779,628	6,643,657	339,334,040	2,089,533

Contract transactions
Purchase payments	4,353,659	51,790,152	1,264,744	131,136,833	6,417,802	96,842,209	2,281,097
Surrenders and terminations	(97,962)	(141,798,770)	(169,673)	(505,166,466)	(591,471)	(187,884,515)	(381,389)
Transfers between Investment Divisions	60,789	(33,361,254)	194,315	(199,959,428)	3,098,715	(23,856,347)	883,488
Contract owner charges	(20,406)	(16,324,154)	(68,257)	(57,452,642)	(278,593)	(28,152,663)	(169,824)
Net change in net assets
from contract transactions	4,296,080	(139,694,026)	1,221,129	(631,441,703)	8,646,453	(143,051,316)	2,613,372

Net change in net assets	4,601,790	51,279,137	2,022,016	971,337,925	15,290,110	196,282,724	4,702,905

Net assets beginning of year	1,295,859	1,510,434,082	4,645,445	5,059,491,875	16,416,962	2,362,130,568	11,611,445

Net assets end of year	$5,897,649	$1,561,713,219	$6,667,461	$6,030,829,800	$31,707,072	$2,558,413,292	$16,314,350

Contract unit transactions
Units outstanding at beginning of year	75,842	88,762,909	221,324	183,382,300	625,178	66,279,419	365,110
Units issued	433,534	7,985,997	106,107	16,508,070	427,860	7,203,476	114,540
Units redeemed	(198,617)	(15,800,083)	(49,686)	(36,576,455)	(182,593)	(11,056,011)	(47,902)
Units outstanding at end of year	310,759	80,948,823	277,745	163,313,915	870,445	62,426,884	431,748
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$8,340,073	$147,879,784	$2,366,474	$550,420,596	$14,420,796	$283,417,237	$4,297,195
Proceeds from sales	$4,054,624	$308,186,010	$1,172,752	$1,255,911,046	$5,876,930	$460,703,119	$1,748,519

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL/Goldman Sachs Managed Conservative Fund - Class A	JNL/Goldman Sachs Managed Conservative Fund - Class I	JNL/Goldman Sachs Managed Growth Fund - Class A	JNL/Goldman Sachs Managed Growth Fund - Class I	JNL/Goldman Sachs Managed Moderate Fund - Class A	JNL/Goldman Sachs Managed Moderate Fund - Class I	JNL/Goldman Sachs Managed Moderate Growth Fund - Class A
Operations
Net investment income (loss)	$(15,324,043)	$(9,876)	$(73,650,764)	$(78,732)	$(35,719,167)	$(20,620)	$(73,740,240)
Net realized gain (loss) on investments	47,582,889	89,860	453,190,567	640,529	145,625,857	403,755	364,993,722
Net change in unrealized appreciation
(depreciation) on investments	(7,104,611)	(562)	267,723,808	1,674,656	24,230,089	(72,170)	186,420,324
Net change in net assets
from operations	25,154,235	79,422	647,263,611	2,236,453	134,136,779	310,965	477,673,806

Contract transactions
Purchase payments	27,879,794	909,083	92,903,782	4,035,759	38,925,058	317,875	54,696,647
Surrenders and terminations	(115,344,462)	(54,747)	(479,262,376)	(101,383)	(250,688,468)	(202,295)	(504,540,901)
Transfers between Investment Divisions	11,640,651	(618,454)	(103,993,234)	2,059,217	(10,561,553)	(650,831)	(89,372,765)
Contract owner charges	(14,143,737)	(20,705)	(60,560,066)	(247,685)	(31,765,181)	(37,366)	(61,638,664)
Net change in net assets
from contract transactions	(89,967,754)	215,177	(550,911,894)	5,745,908	(254,090,144)	(572,617)	(600,855,683)

Net change in net assets	(64,813,519)	294,599	96,351,717	7,982,361	(119,953,365)	(261,652)	(123,181,877)

Net assets beginning of year	1,126,754,956	1,975,634	5,235,494,559	14,268,793	2,619,722,662	4,289,352	5,342,095,296

Net assets end of year	$1,061,941,437	$2,270,233	$5,331,846,276	$22,251,154	$2,499,769,297	$4,027,700	$5,218,913,419

Contract unit transactions
Units outstanding at beginning of year	68,292,728	125,698	153,384,548	505,138	129,168,825	208,881	186,063,154
Units issued	8,561,041	85,822	9,743,033	263,584	7,175,737	86,177	7,019,668
Units redeemed	(13,975,122)	(73,923)	(24,968,326)	(104,557)	(19,367,550)	(99,457)	(26,923,870)
Units outstanding at end of year	62,878,647	137,597	138,159,255	664,165	116,977,012	195,601	166,158,952
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$142,990,322	$1,467,203	$365,277,277	$8,844,535	$151,428,692	$1,826,008	$215,700,281
Proceeds from sales	$248,282,119	$1,261,902	$989,839,935	$3,177,359	$441,238,003	$2,419,245	$890,296,204
See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL/Goldman Sachs Managed Moderate Growth Fund - Class I	JNL/GQG Emerging Markets Equity Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class I	JNL/Harris Oakmark Global Equity Fund - Class A	JNL/Harris Oakmark Global Equity Fund - Class I	JNL/Heitman U.S. Focused Real Estate Fund - Class A	JNL/Heitman U.S. Focused Real Estate Fund - Class I
Operations
Net investment income (loss)	$(23,412)	$(3,841,472)	$(52,423)	$(1,383,752)	$67,874	$140,232	$30,752
Net realized gain (loss) on investments	561,121	13,445,259	579,416	18,911,149	735,776	4,020,624	87,268
Net change in unrealized appreciation
(depreciation) on investments	1,807	(25,632,193)	(1,019,830)	46,452,135	252,991	24,158,985	770,471
Net change in net assets
from operations	539,516	(16,028,406)	(492,837)	63,979,532	1,056,641	28,319,841	888,491

Contract transactions
Purchase payments	2,217,385	45,965,274	3,956,287	24,169,761	2,547,205	18,519,733	610,091
Surrenders and terminations	(345,953)	(14,400,483)	(385,805)	(41,377,327)	(397,334)	(4,291,742)	(44,112)
Transfers between Investment Divisions	302,658	72,173,527	1,478,716	85,261,695	1,153,218	106,005,342	3,117,671
Contract owner charges	(72,894)	(3,130,667)	(129,605)	(3,824,556)	(102,262)	(926,237)	(25,807)
Net change in net assets
from contract transactions	2,101,196	100,607,651	4,919,593	64,229,573	3,200,827	119,307,096	3,657,843

Net change in net assets	2,640,712	84,579,245	4,426,756	128,209,105	4,257,468	147,626,937	4,546,334

Net assets beginning of year	5,498,099	211,657,046	8,210,342	395,824,809	5,458,520	30,399,784	917,233

Net assets end of year	$8,138,811	$296,236,291	$12,637,098	$524,033,914	$9,715,988	$178,026,721	$5,463,567

Contract unit transactions
Units outstanding at beginning of year	212,466	15,331,685	572,240	31,021,924	412,072	2,784,043	82,424
Units issued	173,934	15,115,368	687,915	12,954,668	554,449	12,261,005	324,670
Units redeemed	(115,360)	(8,226,463)	(357,494)	(8,647,295)	(344,296)	(3,595,112)	(68,653)
Units outstanding at end of year	271,040	22,220,590	902,661	35,329,297	622,225	11,449,936	338,441
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$5,029,649	$214,697,437	$10,096,562	$193,887,506	$8,588,016	$170,825,002	$4,679,023
Proceeds from sales	$2,951,865	$117,931,258	$5,229,392	$131,041,685	$5,319,315	$51,377,674	$990,428

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL/Invesco Diversified Dividend Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class I	JNL/Invesco Global Growth Fund - Class A	JNL/Invesco Global Growth Fund - Class I	JNL/Invesco International Growth Fund - Class A	JNL/Invesco International Growth Fund - Class I	JNL/Invesco Small Cap Growth Fund - Class A
Operations
Net investment income (loss)	$(1,774,610)	$(17,771)	$(24,653,901)	$(67,201)	$(1,344,809)	$119,265	$(31,788,167)
Net realized gain (loss) on investments	5,293,693	154,577	146,211,491	819,284	49,780,472	380,154	291,058,986
Net change in unrealized appreciation
(depreciation) on investments	17,079,668	516,054	110,052,922	1,271,468	(8,199,879)	(169,966)	(127,951,916)
Net change in net assets
from operations	20,598,751	652,860	231,610,512	2,023,551	40,235,784	329,453	131,318,903

Contract transactions
Purchase payments	18,903,633	1,331,849	42,681,217	2,344,204	32,122,906	7,374,246	175,917,842
Surrenders and terminations	(6,340,044)	(293,801)	(135,438,193)	(508,640)	(67,245,545)	(522,793)	(168,733,667)
Transfers between Investment Divisions	20,710,694	150,154	(90,759,143)	960,560	(11,314,427)	200,519	(133,352,939)
Contract owner charges	(1,487,517)	(39,365)	(19,361,204)	(164,111)	(8,529,923)	(84,984)	(24,836,304)
Net change in net assets
from contract transactions	31,786,766	1,148,837	(202,877,323)	2,632,013	(54,966,989)	6,966,988	(151,005,068)

Net change in net assets	52,385,517	1,801,697	28,733,189	4,655,564	(14,731,205)	7,296,441	(19,686,165)

Net assets beginning of year	108,424,924	3,297,873	1,759,003,763	13,349,344	841,335,800	4,547,843	2,328,186,949

Net assets end of year	$160,810,441	$5,099,570	$1,787,736,952	$18,004,908	$826,604,595	$11,844,284	$2,308,500,784

Contract unit transactions
Units outstanding at beginning of year	9,472,110	279,628	48,862,139	280,951	29,821,642	110,630	40,069,682
Units issued	4,989,651	166,396	3,980,346	106,786	3,673,356	206,812	8,783,249
Units redeemed	(2,477,901)	(81,989)	(9,271,640)	(58,102)	(5,628,988)	(46,425)	(11,426,983)
Units outstanding at end of year	11,983,860	364,035	43,570,845	329,635	27,866,010	271,017	37,425,948
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$63,239,108	$2,226,375	$157,756,432	$5,679,025	$135,499,405	$9,349,349	$546,258,272
Proceeds from sales	$33,226,952	$1,095,309	$385,287,656	$3,114,213	$176,072,618	$2,059,089	$729,051,507

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL/Invesco Small Cap Growth Fund - Class I	JNL/JPMorgan Global Allocation Fund - Class A	JNL/JPMorgan Global Allocation Fund - Class I	JNL/JPMorgan Hedged Equity Fund - Class A	JNL/JPMorgan Hedged Equity Fund - Class I	JNL/JPMorgan MidCap Growth Fund - Class A	JNL/JPMorgan MidCap Growth Fund - Class I
Operations
Net investment income (loss)	$(101,624)	$(18,693,803)	$(10,261)	$(1,870,193)	$83,987	$(42,252,172)	$(188,258)
Net realized gain (loss) on investments	2,601,243	62,738,749	70,218	12,102,500	291,534	336,931,232	3,783,423
Net change in unrealized appreciation
(depreciation) on investments	(1,509,078)	54,916,943	114,453	26,503,668	1,155,837	(8,700,130)	396,796
Net change in net assets
from operations	990,541	98,961,889	174,410	36,735,975	1,531,358	285,978,930	3,991,961

Contract transactions
Purchase payments	5,376,519	20,797,601	944,419	62,009,984	7,303,890	278,443,836	13,224,273
Surrenders and terminations	(705,138)	(132,263,367)	(33,881)	(27,293,480)	(177,786)	(225,131,160)	(1,761,344)
Transfers between Investment Divisions	(145,324)	(27,007,051)	426,678	104,500,592	2,915,338	(203,022,314)	(527,104)
Contract owner charges	(246,192)	(16,420,091)	(30,106)	(3,173,347)	(131,946)	(31,409,889)	(390,408)
Net change in net assets
from contract transactions	4,279,865	(154,892,908)	1,307,110	136,043,749	9,909,496	(181,119,527)	10,545,417

Net change in net assets	5,270,406	(55,931,019)	1,481,520	172,779,724	11,440,854	104,859,403	14,537,378

Net assets beginning of year	19,230,910	1,395,067,713	1,637,848	310,397,750	9,016,953	3,166,067,525	34,480,664

Net assets end of year	$24,501,316	$1,339,136,694	$3,119,368	$483,177,474	$20,457,807	$3,270,926,928	$49,018,042

Contract unit transactions
Units outstanding at beginning of year	254,439	104,571,489	112,579	25,761,406	729,676	31,759,572	242,423
Units issued	205,388	5,992,365	113,954	17,532,277	967,275	6,351,554	188,174
Units redeemed	(156,911)	(17,124,215)	(29,227)	(6,993,562)	(214,714)	(8,300,591)	(118,006)
Units outstanding at end of year	302,916	93,439,639	197,306	36,300,121	1,482,237	29,810,535	312,591
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$16,576,500	$83,913,800	$1,746,719	$227,673,989	$12,887,484	$686,518,142	$28,134,580
Proceeds from sales	$12,398,259	$257,500,511	$449,870	$93,500,433	$2,894,001	$909,889,841	$17,777,421

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	JNL/JPMorgan U.S. Value Fund - Class A	JNL/JPMorgan U.S. Value Fund - Class I	JNL/Lazard International Strategic Equity Fund - Class A	JNL/Lazard International Strategic Equity Fund - Class I	JNL/Loomis Sayles Global Growth Fund - Class A
Operations
Net investment income (loss)	$(16,709,805)	$(82,516)	$(10,684,729)	$(37,339)	$(669,670)	$10,964	$(5,902,565)
Net realized gain (loss) on investments	12,295,054	85,657	41,211,715	288,793	4,461,738	84,091	39,192,029
Net change in unrealized appreciation
(depreciation) on investments	(45,055,675)	(603,328)	139,718,710	1,266,797	(226,914)	19,487	(14,584,085)
Net change in net assets
from operations	(49,470,426)	(600,187)	170,245,696	1,518,251	3,565,154	114,542	18,705,379

Contract transactions
Purchase payments	89,116,128	3,682,341	41,709,499	9,297,662	15,707,311	1,682,623	14,371,299
Surrenders and terminations	(124,043,946)	(989,162)	(67,529,265)	(512,595)	(6,173,162)	(32,409)	(36,760,240)
Transfers between Investment Divisions	(297,075,795)	(10,765,867)	37,473,118	1,174,629	24,126,276	719,282	(17,711,549)
Contract owner charges	(13,795,207)	(180,122)	(8,540,027)	(98,551)	(546,517)	(32,909)	(5,043,628)
Net change in net assets
from contract transactions	(345,798,820)	(8,252,810)	3,113,325	9,861,145	33,113,908	2,336,587	(45,144,118)

Net change in net assets	(395,269,246)	(8,852,997)	173,359,021	11,379,396	36,679,062	2,451,129	(26,438,739)

Net assets beginning of year	1,563,966,061	27,071,495	671,372,769	3,382,639	71,681,179	2,206,114	433,958,250

Net assets end of year	$1,168,696,815	$18,218,498	$844,731,790	$14,762,035	$108,360,241	$4,657,243	$407,519,511

Contract unit transactions
Units outstanding at beginning of year	66,443,736	815,657	46,449,299	192,462	4,344,689	133,444	28,765,697
Units issued	11,886,433	307,343	9,558,923	575,950	3,155,839	155,757	3,018,533
Units redeemed	(27,058,737)	(558,078)	(9,660,474)	(110,675)	(1,237,048)	(26,496)	(5,860,694)
Units outstanding at end of year	51,271,432	564,922	46,347,748	657,737	6,263,480	262,705	25,923,536
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$277,020,736	$9,978,199	$165,380,122	$12,183,154	$55,305,747	$2,837,418	$56,580,885
Proceeds from sales	$639,529,361	$18,313,525	$172,951,526	$2,359,348	$22,528,077	$475,604	$99,221,528

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL/Loomis Sayles Global Growth Fund - Class I	JNL/Lord Abbett Short Duration Income Fund - Class A	JNL/Lord Abbett Short Duration Income Fund - Class I	JNL/Mellon Bond Index Fund - Class A	JNL/Mellon Bond Index Fund - Class I	JNL/Mellon Communication Services Sector Fund - Class A	JNL/Mellon Communication Services Sector Fund - Class I
Operations
Net investment income (loss)	$(12,398)	$(2,318,480)	$(5,297)	$(14,626,547)	$(82,202)	$(3,963,490)	$(23,680)
Net realized gain (loss) on investments	238,377	2,175,542	104,372	10,081,496	60,128	28,904,798	713,734
Net change in unrealized appreciation
(depreciation) on investments	(86,530)	(2,272,120)	(96,271)	(31,999,081)	(270,218)	6,747,047	(114,843)
Net change in net assets
from operations	139,449	(2,415,058)	2,804	(36,544,132)	(292,292)	31,688,355	575,211

Contract transactions
Purchase payments	805,649	83,287,884	13,850,710	92,759,163	4,374,085	32,658,760	1,043,258
Surrenders and terminations	(109,857)	(46,567,582)	(2,371,125)	(99,395,012)	(515,919)	(22,409,405)	(124,970)
Transfers between Investment Divisions	(358,138)	31,286,779	(2,764,236)	181,664,374	5,052,980	54,968,799	(150,430)
Contract owner charges	(28,498)	(2,874,574)	(64,641)	(10,092,229)	(138,363)	(3,086,300)	(67,271)
Net change in net assets
from contract transactions	309,156	65,132,507	8,650,708	164,936,296	8,772,783	62,131,854	700,587

Net change in net assets	448,605	62,717,449	8,653,512	128,392,164	8,480,491	93,820,209	1,275,798

Net assets beginning of year	2,235,662	187,267,930	4,261,453	1,059,817,671	13,881,366	232,677,219	4,312,765

Net assets end of year	$2,684,267	$249,985,379	$12,914,965	$1,188,209,835	$22,361,857	$326,497,428	$5,588,563

Contract unit transactions
Units outstanding at beginning of year	143,830	18,073,170	408,243	65,345,798	665,833	16,117,816	223,523
Units issued	76,542	27,803,197	2,824,305	27,928,190	693,901	10,957,094	223,860
Units redeemed	(56,457)	(21,535,291)	(1,998,622)	(18,160,194)	(264,708)	(7,314,518)	(196,641)
Units outstanding at end of year	163,915	24,341,076	1,233,926	75,113,794	1,095,026	19,760,392	250,742
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$1,301,298	$288,780,796	$29,617,471	$450,125,946	$14,192,443	$182,931,995	$4,989,409
Proceeds from sales	$948,737	$225,762,536	$20,961,552	$299,816,197	$5,501,862	$124,763,631	$4,312,502

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL/Mellon Consumer Discretionary Sector Fund - Class A	JNL/Mellon Consumer Discretionary Sector Fund - Class I	JNL/Mellon Consumer Staples Sector Fund - Class A	JNL/Mellon Consumer Staples Sector Fund - Class I	JNL/Mellon Dow Index Fund - Class A	JNL/Mellon Dow Index Fund - Class I	JNL/Mellon Emerging Markets Index Fund - Class A
Operations
Net investment income (loss)	$(23,815,262)	$(66,125)	$(2,715,485)	$(14,188)	$(16,793,823)	$(79,011)	$(13,851,887)
Net realized gain (loss) on investments	208,573,355	2,128,597	13,218,738	123,804	92,178,425	794,249	49,136,967
Net change in unrealized appreciation
(depreciation) on investments	151,879,314	739,035	19,309,493	386,988	134,433,767	2,445,217	(84,399,488)
Net change in net assets
from operations	336,637,407	2,801,507	29,812,746	496,604	209,818,369	3,160,455	(49,114,408)

Contract transactions
Purchase payments	120,231,429	3,325,512	25,427,856	897,234	86,653,570	5,069,063	50,699,448
Surrenders and terminations	(135,389,756)	(704,154)	(13,892,659)	(136,099)	(88,396,877)	(508,444)	(72,991,849)
Transfers between Investment Divisions	(49,035,910)	(716,335)	2,580,021	(97,993)	33,539,805	1,584,256	3,270,722
Contract owner charges	(18,223,573)	(138,196)	(2,233,027)	(35,955)	(12,584,426)	(159,673)	(11,429,196)
Net change in net assets
from contract transactions	(82,417,810)	1,766,827	11,882,191	627,187	19,212,072	5,985,202	(30,450,875)

Net change in net assets	254,219,597	4,568,334	41,694,937	1,123,791	229,030,441	9,145,657	(79,565,283)

Net assets beginning of year	1,670,471,494	12,377,677	206,261,437	3,094,811	1,118,914,823	13,958,079	1,045,448,745

Net assets end of year	$1,924,691,091	$16,946,011	$247,956,374	$4,218,602	$1,347,945,264	$23,103,736	$965,883,462

Contract unit transactions
Units outstanding at beginning of year	31,652,399	173,043	16,030,249	231,273	41,538,579	393,798	80,953,175
Units issued	7,175,032	167,574	7,025,653	119,522	9,577,598	250,348	16,078,650
Units redeemed	(8,742,645)	(146,425)	(6,277,246)	(79,504)	(9,089,323)	(98,669)	(18,610,578)
Units outstanding at end of year	30,084,786	194,192	16,778,656	271,291	42,026,854	545,477	78,421,247
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$418,799,911	$12,922,852	$94,884,600	$1,714,168	$290,288,875	$9,918,889	$215,658,673
Proceeds from sales	$525,032,983	$11,222,150	$85,717,894	$1,101,169	$287,870,626	$4,012,698	$259,961,435

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL/Mellon Emerging Markets Index Fund - Class I	JNL/Mellon Energy Sector Fund - Class A	JNL/Mellon Energy Sector Fund - Class I	JNL/Mellon Equity Income Fund - Class A	JNL/Mellon Equity Income Fund - Class I	JNL/Mellon Financial Sector Fund - Class A	JNL/Mellon Financial Sector Fund - Class I
Operations
Net investment income (loss)	$(71,863)	$(15,384,254)	$(47,318)	$(4,791,933)	$(26,656)	$(18,096,451)	$(74,147)
Net realized gain (loss) on investments	942,294	(13,677,245)	1,004,665	36,015,895	661,365	106,620,667	1,513,338
Net change in unrealized appreciation
(depreciation) on investments	(1,675,193)	436,742,375	1,881,733	52,983,146	785,325	203,206,831	1,729,778
Net change in net assets
from operations	(804,762)	407,680,876	2,839,080	84,207,108	1,420,034	291,731,047	3,168,969

Contract transactions
Purchase payments	4,453,889	68,492,016	2,847,490	39,314,657	3,061,574	89,701,726	4,109,031
Surrenders and terminations	(452,679)	(93,340,773)	(464,123)	(27,774,263)	(45,764)	(100,994,071)	(438,376)
Transfers between Investment Divisions	1,027,252	139,440,073	4,019,318	229,989,799	1,900,087	204,814,188	6,911,437
Contract owner charges	(163,860)	(13,065,511)	(101,286)	(2,829,934)	(69,231)	(14,482,106)	(160,523)
Net change in net assets
from contract transactions	4,864,602	101,525,805	6,301,399	238,700,259	4,846,666	179,039,737	10,421,569

Net change in net assets	4,059,840	509,206,681	9,140,479	322,907,367	6,266,700	470,770,784	13,590,538

Net assets beginning of year	14,184,301	768,162,999	3,527,420	187,708,871	2,925,478	1,018,209,951	9,017,078

Net assets end of year	$18,244,141	$1,277,369,680	$12,667,899	$510,616,238	$9,192,178	$1,488,980,735	$22,607,616

Contract unit transactions
Units outstanding at beginning of year	969,667	41,797,579	140,631	7,840,631	140,898	56,049,499	366,893
Units issued	797,097	22,478,783	479,785	16,838,913	342,296	25,757,462	640,017
Units redeemed	(472,435)	(18,922,360)	(292,012)	(8,254,229)	(174,998)	(17,790,690)	(292,187)
Units outstanding at end of year	1,294,329	45,354,002	328,404	16,425,315	308,196	64,016,271	714,723
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$12,021,030	$575,421,902	$16,255,673	$472,454,708	$9,423,642	$571,281,055	$19,253,290
Proceeds from sales	$7,228,291	$489,280,351	$10,001,592	$238,546,382	$4,603,632	$410,337,769	$8,905,868

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL/Mellon Healthcare Sector Fund - Class A	JNL/Mellon Healthcare Sector Fund - Class I	JNL/Mellon Industrials Sector Fund - Class A	JNL/Mellon Industrials Sector Fund - Class I	JNL/Mellon Information Technology Sector Fund - Class A	JNL/Mellon Information Technology Sector Fund - Class I	JNL/Mellon International Index Fund - Class A
Operations
Net investment income (loss)	$(48,176,951)	$(126,044)	$(2,512,671)	$(22,070)	$(63,258,389)	$(275,027)	$(27,098,544)
Net realized gain (loss) on investments	254,199,414	1,716,641	12,692,803	677,247	632,198,636	6,592,923	35,137,593
Net change in unrealized appreciation
(depreciation) on investments	412,571,947	3,582,221	16,131,456	138,614	749,721,972	11,971,090	127,805,477
Net change in net assets
from operations	618,594,410	5,172,818	26,311,588	793,791	1,318,662,219	18,288,986	135,844,526

Contract transactions
Purchase payments	201,697,785	5,885,605	24,202,277	2,510,168	307,476,886	12,710,704	95,036,741
Surrenders and terminations	(274,916,172)	(1,003,148)	(13,871,171)	(315,370)	(321,477,024)	(2,024,619)	(162,044,311)
Transfers between Investment Divisions	(52,924,453)	1,701,224	87,167,208	(1,481,353)	(317,654,169)	(1,272,649)	988,085,413
Contract owner charges	(37,713,585)	(310,960)	(2,044,489)	(40,885)	(50,198,511)	(650,425)	(20,581,968)
Net change in net assets
from contract transactions	(163,856,425)	6,272,721	95,453,825	672,560	(381,852,818)	8,763,011	900,495,875

Net change in net assets	454,737,985	11,445,539	121,765,413	1,466,351	936,809,401	27,051,997	1,036,340,401

Net assets beginning of year	3,427,547,551	23,100,052	101,673,813	3,239,313	4,505,629,047	54,066,402	1,348,997,319

Net assets end of year	$3,882,285,536	$34,545,591	$223,439,226	$4,705,664	$5,442,438,448	$81,118,399	$2,385,337,720

Contract unit transactions
Units outstanding at beginning of year	75,636,579	376,368	7,869,080	241,321	125,181,895	1,111,565	59,681,299
Units issued	11,314,734	233,975	13,125,398	405,362	21,156,116	581,943	53,033,070
Units redeemed	(14,935,859)	(140,451)	(6,499,757)	(356,617)	(31,653,025)	(433,423)	(16,358,844)
Units outstanding at end of year	72,015,454	469,892	14,494,721	290,066	114,684,986	1,260,085	96,355,525
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$565,788,265	$15,527,659	$190,299,854	$6,151,994	$866,936,732	$31,901,919	$1,296,331,353
Proceeds from sales	$777,821,641	$9,380,982	$97,358,700	$5,501,504	$1,312,047,939	$23,413,935	$422,934,022

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL/Mellon International Index Fund - Class I	JNL/Mellon Materials Sector Fund - Class A	JNL/Mellon Materials Sector Fund - Class I	JNL/Mellon MSCI KLD 400 Social Index Fund - Class A	JNL/Mellon MSCI KLD 400 Social Index Fund - Class I	JNL/Mellon Nasdaq 100 Index Fund - Class A	JNL/Mellon Nasdaq 100 Index Fund - Class I
Operations
Net investment income (loss)	$(174,443)	$(2,016,988)	$(21,322)	$(2,432,931)	$(28,894)	$(74,106,554)	$(410,739)
Net realized gain (loss) on investments	622,203	13,210,396	390,896	13,607,923	765,402	651,928,683	9,414,435
Net change in unrealized appreciation
(depreciation) on investments	2,438,148	15,169,603	555,050	36,855,024	951,541	686,250,931	12,872,073
Net change in net assets
from operations	2,885,908	26,363,011	924,624	48,030,016	1,688,049	1,264,073,060	21,875,769

Contract transactions
Purchase payments	7,276,017	20,683,719	2,383,876	33,750,533	2,324,167	484,938,388	24,689,135
Surrenders and terminations	(1,318,345)	(12,515,960)	(338,559)	(7,059,845)	(425,208)	(367,082,492)	(4,655,064)
Transfers between Investment Divisions	19,371,986	75,188,836	1,396,906	93,740,286	2,333,927	(295,460,032)	(1,727,858)
Contract owner charges	(381,363)	(1,562,085)	(38,008)	(1,913,597)	(63,647)	(59,508,822)	(932,154)
Net change in net assets
from contract transactions	24,948,295	81,794,510	3,404,215	118,517,377	4,169,239	(237,112,958)	17,374,059

Net change in net assets	27,834,203	108,157,521	4,328,839	166,547,393	5,857,288	1,026,960,102	39,249,828

Net assets beginning of year	22,438,363	72,348,576	1,968,363	132,736,434	4,623,605	5,324,342,584	79,233,379

Net assets end of year	$50,272,566	$180,506,097	$6,297,202	$299,283,827	$10,480,893	$6,351,302,686	$118,483,207

Contract unit transactions
Units outstanding at beginning of year	763,090	5,953,673	155,918	8,158,402	272,841	89,030,950	1,279,043
Units issued	1,006,912	15,161,431	517,376	9,274,165	406,566	18,916,566	727,043
Units redeemed	(215,965)	(9,392,531)	(284,599)	(3,175,570)	(205,504)	(23,256,583)	(512,040)
Units outstanding at end of year	1,554,037	11,722,573	388,695	14,256,997	473,903	84,690,933	1,494,046
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$31,815,113	$213,229,380	$7,577,000	$178,615,850	$8,144,639	$1,272,809,791	$52,211,004
Proceeds from sales	$7,041,261	$133,451,858	$4,194,107	$62,531,404	$4,004,294	$1,584,029,303	$35,247,684

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL/Mellon Real Estate Sector Fund - Class A	JNL/Mellon Real Estate Sector Fund - Class I	JNL/Mellon S&P 400 MidCap Index Fund - Class A	JNL/Mellon S&P 400 MidCap Index Fund - Class I	JNL/Mellon S&P 500 Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class I
Operations
Net investment income (loss)	$(2,032,191)	$(42,887)	$(43,828,698)	$(247,149)	$(140,036,373)	$(34,961,259)	$(225,126)
Net realized gain (loss) on investments	11,079,249	460,570	237,704,891	3,397,345	727,150,782	215,663,591	3,410,244
Net change in unrealized appreciation
(depreciation) on investments	38,433,758	2,710,966	453,967,610	7,647,791	1,920,203,423	358,307,553	6,958,731
Net change in net assets
from operations	47,480,816	3,128,649	647,843,803	10,797,987	2,507,317,832	539,009,885	10,143,849

Contract transactions
Purchase payments	23,083,890	2,379,178	189,671,903	10,883,526	875,218,591	160,480,175	11,832,698
Surrenders and terminations	(8,965,783)	(327,984)	(255,928,698)	(2,255,323)	(750,175,038)	(198,689,828)	(1,358,774)
Transfers between Investment Divisions	68,723,713	3,289,239	32,051,454	5,664,177	29,181,631	7,816,220	4,839,104
Contract owner charges	(1,708,303)	(97,063)	(33,060,942)	(507,978)	(108,064,108)	(25,814,715)	(479,318)
Net change in net assets
from contract transactions	81,133,517	5,243,370	(67,266,283)	13,784,402	46,161,076	(56,208,148)	14,833,710

Net change in net assets	128,614,333	8,372,019	580,577,520	24,582,389	2,553,478,908	482,801,737	24,977,559

Net assets beginning of year	97,480,980	6,312,437	2,901,024,423	41,612,324	9,490,834,431	2,202,349,963	35,209,355

Net assets end of year	$226,095,313	$14,684,456	$3,481,601,943	$66,194,713	$12,044,313,339	$2,685,151,700	$60,186,914

Contract unit transactions
Units outstanding at beginning of year	8,680,599	541,675	68,749,972	761,147	282,021,619	61,108,436	753,916
Units issued	12,131,045	561,428	13,535,038	450,533	52,350,475	15,715,010	532,085
Units redeemed	(6,133,797)	(194,407)	(15,135,726)	(231,458)	(52,330,092)	(17,142,437)	(258,747)
Units outstanding at end of year	14,677,847	908,696	67,149,284	980,222	282,042,002	59,681,009	1,027,254
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$165,033,024	$7,992,872	$662,924,950	$28,376,341	$2,023,025,254	$674,427,332	$29,344,502
Proceeds from sales	$85,931,698	$2,792,389	$774,019,931	$14,839,088	$2,116,900,551	$765,596,739	$14,735,918

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL/Mellon U.S. Stock Market Index Fund - Class A	JNL/Mellon U.S. Stock Market Index Fund - Class I	JNL/Mellon Utilities Sector Fund - Class A	JNL/Mellon Utilities Sector Fund - Class I	JNL/Mellon World Index Fund - Class A	JNL/Mellon World Index Fund - Class I	JNL/MFS Mid Cap Value Fund - Class A
Operations
Net investment income (loss)	$(58,306,506)	$(260,725)	$(3,309,517)	$(18,082)	$(564,209)	$79,555	$(24,567,808)
Net realized gain (loss) on investments	104,126,744	2,685,696	9,901,219	111,302	27,054,626	471,090	131,854,761
Net change in unrealized appreciation
(depreciation) on investments	675,292,266	9,165,620	31,427,780	580,461	40,450,382	589,152	332,564,865
Net change in net assets
from operations	721,112,504	11,590,591	38,019,482	673,681	66,940,799	1,139,797	439,851,818

Contract transactions
Purchase payments	146,056,658	11,164,634	23,124,309	758,861	16,385,593	3,279,931	85,489,132
Surrenders and terminations	(358,068,930)	(1,596,809)	(19,459,382)	(181,888)	(31,986,364)	(392,720)	(145,450,062)
Transfers between Investment Divisions	4,805,219,020	34,937,288	(7,966,132)	79,507	431,991	(311,916)	108,904,131
Contract owner charges	(46,681,914)	(621,791)	(2,292,544)	(38,924)	(3,135,270)	(51,679)	(19,850,211)
Net change in net assets
from contract transactions	4,546,524,834	43,883,322	(6,593,749)	617,556	(18,304,050)	2,523,616	29,092,990

Net change in net assets	5,267,637,338	55,473,913	31,425,733	1,291,237	48,636,749	3,663,413	468,944,808

Net assets beginning of year	788,063,424	23,953,950	268,414,365	3,695,876	353,758,964	4,271,613	1,522,702,925

Net assets end of year	$6,055,700,762	$79,427,863	$299,840,098	$4,987,113	$402,395,713	$7,935,026	$1,991,647,733

Contract unit transactions
Units outstanding at beginning of year	52,102,812	1,521,291	15,574,447	217,234	12,462,732	113,117	56,682,133
Units issued	339,961,636	3,601,504	5,245,063	122,946	1,913,241	116,866	15,634,181
Units redeemed	(68,660,641)	(1,090,500)	(5,753,036)	(89,035)	(2,560,838)	(55,693)	(14,880,747)
Units outstanding at end of year	323,403,807	4,032,295	15,066,474	251,145	11,815,135	174,290	57,435,567
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$5,734,096,936	$63,592,317	$96,115,460	$2,210,662	$67,883,305	$5,057,173	$496,690,012
Proceeds from sales	$1,245,878,608	$19,969,720	$106,018,726	$1,611,188	$84,798,602	$2,417,505	$492,164,830

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL/MFS Mid Cap Value Fund - Class I	JNL/Morningstar PitchBook Listed Private Equity Index Fund - Class A(a)	JNL/Morningstar Wide Moat Index Fund - Class A	JNL/Morningstar Wide Moat Index Fund - Class I	JNL/Neuberger Berman Commodity Strategy Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class I
Operations
Net investment income (loss)	$(87,244)	$(5,840)	$321,732	$90,882	$(184,393)	$(8,276,226)	$(28,516)
Net realized gain (loss) on investments	1,036,330	10,680	49,082,419	1,310,410	1,106,112	12,321,138	83,894
Net change in unrealized appreciation
(depreciation) on investments	3,922,932	155,813	5,804,429	78,938	3,294,524	3,737,539	98,425
Net change in net assets
from operations	4,872,018	160,653	55,208,580	1,480,230	4,216,243	7,782,451	153,803

Contract transactions
Purchase payments	5,923,244	1,386,966	36,942,424	3,269,120	2,742,704	37,472,472	2,210,220
Surrenders and terminations	(818,012)	(82,796)	(20,280,751)	(372,390)	(1,774,786)	(53,226,662)	(304,302)
Transfers between Investment Divisions	6,075,562	2,340,128	71,761,375	430,522	6,447,106	75,479,319	1,880,078
Contract owner charges	(171,313)	(224)	(3,137,207)	(65,841)	(4,843)	(6,509,207)	(44,029)
Net change in net assets
from contract transactions	11,009,481	3,644,074	85,285,841	3,261,411	7,410,181	53,215,922	3,741,967

Net change in net assets	15,881,499	3,804,727	140,494,421	4,741,641	11,626,424	60,998,373	3,895,770

Net assets beginning of year	11,121,519	—	231,075,486	5,284,420	11,822,245	592,702,782	4,851,237

Net assets end of year	$27,003,018	$3,804,727	$371,569,907	$10,026,061	$23,448,669	$653,701,155	$8,747,007

Contract unit transactions
Units outstanding at beginning of year	334,089	—	17,045,322	373,038	1,881,005	47,287,328	344,241
Units issued	418,549	335,973	10,907,824	378,851	2,369,000	14,649,258	347,217
Units redeemed	(130,081)	(19,304)	(5,659,285)	(180,716)	(1,346,353)	(10,552,265)	(86,367)
Units outstanding at end of year	622,557	316,669	22,293,861	571,173	2,903,652	51,384,321	605,091
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$16,172,498	$3,868,223	$212,647,549	$7,291,238	$17,662,358	$186,507,765	$4,984,534
Proceeds from sales	$5,250,261	$229,989	$94,835,622	$3,099,380	$10,436,570	$141,568,069	$1,271,083

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 26, 2021. The Statement of Changes in Net Assets is from April 26, 2021 through December 31, 2021.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL/PIMCO Income Fund - Class A	JNL/PIMCO Income Fund - Class I	JNL/PIMCO Investment Grade Credit Bond Fund - Class A	JNL/PIMCO Investment Grade Credit Bond Fund - Class I	JNL/PIMCO Real Return Fund - Class A	JNL/PIMCO Real Return Fund - Class I	JNL/PPM America Floating Rate Income Fund - Class A
Operations
Net investment income (loss)	$(10,132,343)	$(111,407)	$(7,846,124)	$(55,553)	$(15,919,157)	$(50,819)	$(14,276,481)
Net realized gain (loss) on investments	12,402,368	354,652	13,715,028	163,708	22,404,731	257,917	12,935,542
Net change in unrealized appreciation
(depreciation) on investments	3,371,033	205,136	(25,635,307)	(341,995)	39,524,925	410,743	26,419,794
Net change in net assets
from operations	5,641,058	448,381	(19,766,403)	(233,840)	46,010,499	617,841	25,078,855

Contract transactions
Purchase payments	76,850,974	5,024,560	51,768,030	2,779,713	89,372,635	3,798,544	75,055,728
Surrenders and terminations	(57,925,212)	(1,754,576)	(50,506,977)	(350,217)	(116,028,202)	(418,502)	(98,440,739)
Transfers between Investment Divisions	93,637,172	1,203,790	(57,658,031)	(324,674)	178,306,717	3,014,719	115,436,761
Contract owner charges	(6,992,885)	(194,940)	(5,568,005)	(92,781)	(12,765,905)	(94,290)	(10,979,242)
Net change in net assets
from contract transactions	105,570,049	4,278,834	(61,964,983)	2,012,041	138,885,245	6,300,471	81,072,508

Net change in net assets	111,211,107	4,727,215	(81,731,386)	1,778,201	184,895,744	6,918,312	106,151,363

Net assets beginning of year	749,074,470	23,286,258	668,209,981	12,303,184	1,150,817,612	8,340,532	996,246,823

Net assets end of year	$860,285,577	$28,013,473	$586,478,595	$14,081,385	$1,335,713,356	$15,258,844	$1,102,398,186

Contract unit transactions
Units outstanding at beginning of year	68,633,551	2,058,082	47,738,481	833,250	72,917,937	433,374	83,684,658
Units issued	27,234,776	902,794	12,327,940	385,763	27,407,290	566,727	28,937,688
Units redeemed	(17,667,635)	(529,761)	(17,048,020)	(247,842)	(19,174,036)	(244,564)	(22,317,146)
Units outstanding at end of year	78,200,692	2,431,115	43,018,401	971,171	81,151,191	755,537	90,305,200
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$298,946,104	$10,340,894	$169,388,734	$5,559,043	$444,356,379	$11,076,811	$350,478,039
Proceeds from sales	$203,508,398	$6,173,467	$239,199,841	$3,602,555	$321,390,291	$4,827,159	$283,682,012

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL/PPM America Floating Rate Income Fund - Class I	JNL/PPM America High Yield Bond Fund - Class A	JNL/PPM America High Yield Bond Fund - Class I	JNL/PPM America Total Return Fund - Class A	JNL/PPM America Total Return Fund - Class I	JNL/RAFI Fundamental U.S. Small Cap Fund - Class A	JNL/RAFI Fundamental U.S. Small Cap Fund - Class I
Operations
Net investment income (loss)	$(37,095)	$(18,209,418)	$(38,119)	$(9,338,351)	$(41,485)	$(6,318,896)	$(24,438)
Net realized gain (loss) on investments	54,283	29,765,277	190,530	12,719,001	164,094	12,568,633	475,347
Net change in unrealized appreciation
(depreciation) on investments	271,390	46,733,990	323,116	(21,855,169)	(259,346)	105,948,269	744,049
Net change in net assets
from operations	288,578	58,289,849	475,527	(18,474,519)	(136,737)	112,198,006	1,194,958

Contract transactions
Purchase payments	2,928,129	71,292,364	2,272,744	76,460,317	2,159,523	19,388,985	1,388,678
Surrenders and terminations	(473,092)	(124,374,050)	(304,089)	(56,556,206)	(712,845)	(37,449,384)	(57,343)
Transfers between Investment Divisions	2,692,195	122,547,367	1,135,345	(30,056,136)	231,960	28,439,962	1,891,666
Contract owner charges	(63,017)	(13,540,272)	(56,713)	(6,955,109)	(63,706)	(4,839,863)	(62,206)
Net change in net assets
from contract transactions	5,084,215	55,925,409	3,047,287	(17,107,134)	1,614,932	5,539,700	3,160,795

Net change in net assets	5,372,793	114,215,258	3,522,814	(35,581,653)	1,478,195	117,737,706	4,355,753

Net assets beginning of year	5,324,289	1,310,103,615	7,031,215	760,691,073	9,017,167	388,632,122	2,154,789

Net assets end of year	$10,697,082	$1,424,318,873	$10,554,029	$725,109,420	$10,495,362	$506,369,828	$6,510,542

Contract unit transactions
Units outstanding at beginning of year	466,792	53,673,988	209,615	39,193,751	565,590	21,769,264	99,411
Units issued	520,002	12,741,626	148,785	10,853,291	326,476	8,023,132	260,018
Units redeemed	(104,082)	(10,678,393)	(60,139)	(11,926,119)	(208,197)	(7,766,990)	(128,038)
Units outstanding at end of year	882,712	55,737,221	298,261	38,120,923	683,869	22,025,406	231,391
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$6,318,965	$322,908,734	$5,137,376	$209,163,826	$4,830,709	$171,872,519	$6,533,408
Proceeds from sales	$1,271,845	$285,192,743	$2,128,208	$235,609,311	$3,257,262	$172,651,715	$3,397,051

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL/RAFI Multi-Factor U.S. Equity Fund - Class A	JNL/RAFI Multi-Factor U.S. Equity Fund - Class I	JNL/T. Rowe Price Balanced Fund - Class A	JNL/T. Rowe Price Balanced Fund - Class I	JNL/T. Rowe Price Capital Appreciation Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class I	JNL/T. Rowe Price Established Growth Fund - Class A
Operations
Net investment income (loss)	$(35,397,659)	$(29,076)	$(5,535,273)	$(7,383)	$(115,509,887)	$(709,610)	$(123,101,594)
Net realized gain (loss) on investments	157,818,678	626,773	27,113,491	46,092	383,090,320	7,000,321	789,975,635
Net change in unrealized appreciation
(depreciation) on investments	417,882,134	1,031,901	33,049,477	131,054	1,127,037,065	19,316,881	442,906,695
Net change in net assets
from operations	540,303,153	1,629,598	54,627,695	169,763	1,394,617,498	25,607,592	1,109,780,736

Contract transactions
Purchase payments	17,596,473	5,328,021	53,940,655	1,135,353	1,338,033,446	40,993,591	609,761,133
Surrenders and terminations	(269,618,556)	(744,468)	(59,415,263)	(20,772)	(555,033,488)	(7,034,346)	(643,078,172)
Transfers between Investment Divisions	(116,001,361)	(185,933)	9,681,667	461,995	672,732,340	284,510	76,046,455
Contract owner charges	(19,403,248)	(41,942)	(1,216,937)	(16,973)	(83,313,563)	(1,628,749)	(95,817,404)
Net change in net assets
from contract transactions	(387,426,692)	4,355,678	2,990,122	1,559,603	1,372,418,735	32,615,006	(53,087,988)

Net change in net assets	152,876,461	5,985,276	57,617,817	1,729,366	2,767,036,233	58,222,598	1,056,692,748

Net assets beginning of year	2,356,466,220	5,230,092	474,608,239	659,388	7,864,908,692	134,641,464	8,695,652,077

Net assets end of year	$2,509,342,681	$11,215,368	$532,226,056	$2,388,754	$10,631,944,925	$192,864,062	$9,752,344,825

Contract unit transactions
Units outstanding at beginning of year	95,265,031	165,430	33,426,230	43,508	386,758,270	6,401,756	69,364,655
Units issued	3,311,283	298,475	7,698,358	133,787	125,849,786	2,883,128	13,293,023
Units redeemed	(17,184,953)	(182,837)	(7,467,212)	(37,196)	(64,010,365)	(1,506,941)	(14,046,125)
Units outstanding at end of year	81,391,361	281,068	33,657,376	140,099	448,597,691	7,777,943	68,611,553
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$94,597,930	$10,899,809	$115,031,502	$2,173,237	$2,781,463,659	$67,027,352	$1,824,640,826
Proceeds from sales	$517,422,281	$6,573,207	$117,576,653	$621,017	$1,524,554,811	$35,121,956	$2,000,830,408

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL/T. Rowe Price Established Growth Fund - Class I	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	JNL/T. Rowe Price Short-Term Bond Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class I	JNL/T. Rowe Price U.S. High Yield Fund - Class A	JNL/T. Rowe Price U.S. High Yield Fund - Class I
Operations
Net investment income (loss)	$(451,191)	$(82,168,067)	$(241,161)	$(17,235,471)	$(99,749)	$(1,800,737)	$(13,032)
Net realized gain (loss) on investments	7,584,252	476,211,296	3,003,174	23,239,563	319,368	4,061,914	44,510
Net change in unrealized appreciation
(depreciation) on investments	5,698,207	262,681,916	3,629,699	(28,117,762)	(376,336)	2,749,348	97,913
Net change in net assets
from operations	12,831,268	656,725,145	6,391,712	(22,113,670)	(156,717)	5,010,525	129,391

Contract transactions
Purchase payments	17,148,526	328,705,801	11,394,262	183,778,482	9,984,448	19,820,344	1,148,239
Surrenders and terminations	(3,015,081)	(430,230,877)	(1,648,181)	(164,513,435)	(1,815,188)	(12,519,936)	(179,226)
Transfers between Investment Divisions	3,636,944	(253,869,729)	(2,171,587)	(102,057,899)	1,594,937	1,748,158	538,930
Contract owner charges	(1,029,260)	(68,792,625)	(502,180)	(13,908,566)	(159,763)	(1,233,369)	(27,996)
Net change in net assets
from contract transactions	16,741,129	(424,187,430)	7,072,314	(96,701,418)	9,604,434	7,815,197	1,479,947

Net change in net assets	29,572,397	232,537,715	13,464,026	(118,815,088)	9,447,717	12,825,722	1,609,338

Net assets beginning of year	89,079,336	5,961,538,630	48,931,358	1,406,983,790	18,059,289	138,408,704	2,056,727

Net assets end of year	$118,651,733	$6,194,076,345	$62,395,384	$1,288,168,702	$27,507,006	$151,234,426	$3,666,065

Contract unit transactions
Units outstanding at beginning of year	499,757	36,175,748	204,669	128,092,475	1,352,792	11,904,296	172,927
Units issued	243,306	4,025,805	75,275	52,105,349	1,857,186	5,141,259	182,438
Units redeemed	(158,450)	(6,575,299)	(47,184)	(61,269,908)	(1,131,749)	(4,484,595)	(62,058)
Units outstanding at end of year	584,613	33,626,254	232,760	118,927,916	2,078,229	12,560,960	293,307
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$47,132,377	$720,493,977	$19,074,046	$574,317,853	$24,691,103	$61,014,785	$2,247,707
Proceeds from sales	$30,842,439	$1,226,849,474	$12,242,893	$688,254,742	$15,186,418	$55,000,325	$780,792
See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL/T. Rowe Price Value Fund - Class A	JNL/T. Rowe Price Value Fund - Class I	JNL/Vanguard Growth ETF Allocation Fund - Class A	JNL/Vanguard Growth ETF Allocation Fund - Class I	JNL/Vanguard Moderate ETF Allocation Fund - Class A	JNL/Vanguard Moderate ETF Allocation Fund - Class I	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A
Operations
Net investment income (loss)	$(35,381,116)	$(176,916)	$(22,082,759)	$(194,048)	$(6,002,622)	$(66,832)	$(9,783,094)
Net realized gain (loss) on investments	144,934,511	1,206,765	32,696,335	1,788,113	14,247,641	482,432	19,315,998
Net change in unrealized appreciation
(depreciation) on investments	514,514,598	7,968,349	139,579,873	3,690,490	15,684,728	511,221	52,434,081
Net change in net assets
from operations	624,067,993	8,998,198	150,193,449	5,284,555	23,929,747	926,821	61,966,985

Contract transactions
Purchase payments	203,616,908	8,692,934	141,650,694	10,995,107	105,659,006	3,028,982	122,224,142
Surrenders and terminations	(194,146,925)	(765,367)	(107,417,850)	(2,218,968)	(37,385,477)	(936,936)	(48,207,135)
Transfers between Investment Divisions	439,385,635	16,484,671	1,446,469,120	12,089,421	3,713,153	911,749	230,690,480
Contract owner charges	(26,097,975)	(371,405)	(18,692,479)	(479,180)	(4,807,624)	(98,351)	(8,251,993)
Net change in net assets
from contract transactions	422,757,643	24,040,833	1,462,009,485	20,386,380	67,179,058	2,905,444	296,455,494

Net change in net assets	1,046,825,636	33,039,031	1,612,202,934	25,670,935	91,108,805	3,832,265	358,422,479

Net assets beginning of year	2,111,055,213	22,274,088	589,736,375	29,325,989	444,532,933	13,905,568	570,137,230

Net assets end of year	$3,157,880,849	$55,313,119	$2,201,939,309	$54,996,924	$535,641,738	$17,737,833	$928,559,709

Contract unit transactions
Units outstanding at beginning of year	54,808,654	435,365	45,596,883	2,174,643	37,363,146	1,123,148	45,961,142
Units issued	21,128,890	499,539	125,621,146	2,089,357	14,055,629	499,718	32,061,735
Units redeemed	(11,905,945)	(98,936)	(20,219,843)	(697,838)	(8,595,429)	(277,204)	(9,373,129)
Units outstanding at end of year	64,031,599	835,968	150,998,186	3,566,162	42,823,346	1,345,662	68,649,748
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$958,514,681	$30,103,731	$1,746,280,482	$30,700,903	$172,920,156	$6,447,877	$418,610,954
Proceeds from sales	$571,138,154	$6,239,814	$306,353,756	$10,508,571	$111,743,720	$3,609,265	$131,938,554

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I	JNL/WCM Focused International Equity Fund - Class A	JNL/WCM Focused International Equity Fund - Class I	JNL/Westchester Capital Event Driven Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class I	JNL/WMC Balanced Fund - Class A	JNL/WMC Balanced Fund - Class I
Operations
Net investment income (loss)	$(129,915)	$(6,187,054)	$(60,427)	$(596,929)	$(4,084)	$(119,273,988)	$(275,272)
Net realized gain (loss) on investments	555,394	73,997,228	2,214,197	1,761,845	8,755	408,141,805	1,365,240
Net change in unrealized appreciation
(depreciation) on investments	2,254,088	(1,525,926)	(307,871)	(856,350)	13,296	1,169,133,695	9,528,115
Net change in net assets
from operations	2,679,567	66,284,248	1,845,899	308,566	17,967	1,458,001,512	10,618,083

Contract transactions
Purchase payments	7,930,258	68,759,941	4,542,886	6,999,684	84,537	720,064,270	17,775,576
Surrenders and terminations	(1,107,522)	(27,289,077)	(433,436)	(3,532,345)	(23,534)	(665,356,765)	(2,210,401)
Transfers between Investment Divisions	7,703,812	124,534,668	4,537,000	10,185,007	320,731	(131,518,460)	2,965,615
Contract owner charges	(265,394)	(4,664,882)	(135,549)	(420,322)	(8,493)	(99,895,795)	(714,991)
Net change in net assets
from contract transactions	14,261,154	161,340,650	8,510,901	13,232,024	373,241	(176,706,750)	17,815,799

Net change in net assets	16,940,721	227,624,898	10,356,800	13,540,590	391,208	1,281,294,762	28,433,882

Net assets beginning of year	20,269,713	387,246,126	9,556,208	38,755,631	743,323	8,613,750,846	49,118,529

Net assets end of year	$37,210,434	$614,871,024	$19,913,008	$52,296,221	$1,134,531	$9,895,045,608	$77,552,411

Contract unit transactions
Units outstanding at beginning of year	1,568,697	17,755,750	404,072	3,241,699	59,452	144,262,406	579,844
Units issued	1,294,698	11,549,421	482,390	2,463,662	35,143	18,636,985	273,414
Units redeemed	(255,859)	(4,937,287)	(166,733)	(1,410,309)	(6,209)	(21,820,126)	(78,984)
Units outstanding at end of year	2,607,536	24,367,884	719,729	4,295,052	88,386	141,079,265	774,274
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$17,784,063	$322,768,230	$14,157,041	$30,626,834	$453,052	$1,229,954,506	$25,218,873
Proceeds from sales	$3,652,824	$122,320,613	$4,292,296	$17,991,739	$83,895	$1,525,935,244	$7,678,346

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL/WMC Equity Income Fund - Class A	JNL/WMC Equity Income Fund - Class I	JNL/WMC Global Real Estate Fund - Class A	JNL/WMC Global Real Estate Fund - Class I	JNL/WMC Government Money Market Fund - Class A	JNL/WMC Government Money Market Fund - Class I	JNL/WMC Value Fund - Class A
Operations
Net investment income (loss)	$(7,276,231)	$(77,520)	$(12,023,340)	$(14,981)	$(27,267,442)	$(146,537)	$(10,499,140)
Net realized gain (loss) on investments	35,186,761	836,328	16,566,462	93,567	2,019	31	32,372,454
Net change in unrealized appreciation
(depreciation) on investments	93,218,168	3,161,500	197,060,614	718,276	—	—	147,668,854
Net change in net assets
from operations	121,128,698	3,920,308	201,603,736	796,862	(27,265,423)	(146,506)	169,542,168

Contract transactions
Purchase payments	53,141,879	2,547,261	20,715,767	997,485	748,703,142	32,000,359	33,327,941
Surrenders and terminations	(31,810,024)	(422,601)	(80,767,862)	(110,219)	(687,266,981)	(5,995,977)	(55,331,944)
Transfers between Investment Divisions	(37,350,339)	(419,408)	(22,005,386)	128,144	(321,471,507)	(36,141,229)	(16,768,477)
Contract owner charges	(5,949,844)	(137,968)	(9,468,789)	(33,389)	(26,352,652)	(448,591)	(8,297,205)
Net change in net assets
from contract transactions	(21,968,328)	1,567,284	(91,526,270)	982,021	(286,387,998)	(10,585,438)	(47,069,685)

Net change in net assets	99,160,370	5,487,592	110,077,466	1,778,883	(313,653,421)	(10,731,944)	122,472,483

Net assets beginning of year	500,705,056	14,029,200	839,871,140	2,660,274	2,259,746,758	40,751,978	692,118,486

Net assets end of year	$599,865,426	$19,516,792	$949,948,606	$4,439,157	$1,946,093,337	$30,020,034	$814,590,969

Contract unit transactions
Units outstanding at beginning of year	41,296,754	1,117,901	47,691,349	127,093	188,938,184	2,466,107	16,184,663
Units issued	10,379,920	398,475	4,498,872	78,961	189,701,848	3,934,461	1,946,578
Units redeemed	(11,832,876)	(277,380)	(9,097,036)	(38,675)	(214,677,680)	(4,589,450)	(2,949,309)
Units outstanding at end of year	39,843,798	1,238,996	43,093,185	167,379	163,962,352	1,811,118	15,181,932
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$140,600,385	$5,600,164	$88,200,388	$1,887,817	$2,278,111,978	$65,146,256	$96,328,467
Proceeds from sales	$169,844,944	$4,110,400	$191,749,998	$920,777	$2,591,765,399	$75,878,200	$153,897,292

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2021

JNL/WMC Value Fund - Class I
Operations
Net investment income (loss)	$(29,980)
Net realized gain (loss) on investments	449,947
Net change in unrealized appreciation
(depreciation) on investments	1,009,912
Net change in net assets
from operations	1,429,879

Contract transactions
Purchase payments	3,326,119
Surrenders and terminations	(420,676)
Transfers between Investment Divisions	928,051
Contract owner charges	(46,033)
Net change in net assets
from contract transactions	3,787,461

Net change in net assets	5,217,340

Net assets beginning of year	3,973,424

Net assets end of year	$9,190,764

Contract unit transactions
Units outstanding at beginning of year	71,555
Units issued	129,670
Units redeemed	(68,794)
Units outstanding at end of year	132,431
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$8,253,984
Proceeds from sales	$4,496,503

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL Aggressive Growth Allocation Fund - Class A	JNL Aggressive Growth Allocation Fund - Class I	JNL Conservative Allocation Fund - Class A	JNL Conservative Allocation Fund - Class I	JNL Growth Allocation Fund - Class A
Operations
Net investment income (loss)	$(17,131,389)	$(34,509)	$(6,986,223)	$(20,812)	$(27,087,149)
Net realized gain (loss) on investments	53,641,441	184,712	17,889,967	103,824	94,196,418
Net change in unrealized appreciation
(depreciation) on investments	158,767,877	1,105,590	38,526,622	320,650	206,712,288
Net change in net assets
from operations	195,277,929	1,255,793	49,430,366	403,662	273,821,557

Contract transactions
Purchase payments	80,468,520	2,809,082	83,493,978	2,162,278	93,398,138
Surrenders and terminations	(97,464,922)	(58,268)	(71,877,884)	(236,582)	(147,675,061)
Transfers between Investment Divisions	(54,502,997)	(1,737,337)	259,469,989	652,684	(120,560,700)
Contract owner charges	(15,219,696)	(113,049)	(3,900,685)	(40,828)	(25,094,818)
Net change in net assets
from contract transactions	(86,719,095)	900,428	267,185,398	2,537,552	(199,932,441)

Net change in net assets	108,558,834	2,156,221	316,615,764	2,941,214	73,889,116

Net assets beginning of year	1,427,117,160	8,118,135	427,061,318	3,152,694	2,261,023,227

Net assets end of year	$1,535,675,994	$10,274,356	$743,677,082	$6,093,908	$2,334,912,343

Contract unit transactions
Units outstanding at beginning of year	88,414,508	524,766	34,935,216	245,196	134,805,265
Units issued	14,849,134	259,992	47,639,223	525,256	16,943,820
Units redeemed	(20,377,983)	(196,723)	(25,119,793)	(331,856)	(29,517,547)
Units outstanding at end of year	82,885,659	588,035	57,454,646	438,596	122,231,538

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL Growth Allocation Fund - Class I	JNL iShares Tactical Growth Fund - Class A	JNL iShares Tactical Growth Fund - Class I	JNL iShares Tactical Moderate Fund - Class A	JNL iShares Tactical Moderate Fund - Class I	JNL iShares Tactical Moderate Growth Fund - Class A
Operations
Net investment income (loss)	$(51,130)	$1,882,315	$75,206	$1,197,084	$77,930	$2,541,045
Net realized gain (loss) on investments	86,267	19,777,200	243,460	8,324,744	124,811	19,168,842
Net change in unrealized appreciation
(depreciation) on investments	1,810,071	4,913,994	169,311	2,988,191	67,633	2,874,219
Net change in net assets
from operations	1,845,208	26,573,509	487,977	12,510,019	270,374	24,584,106

Contract transactions
Purchase payments	2,670,436	34,810,544	1,701,469	17,116,756	4,678,352	26,009,516
Surrenders and terminations	(919,383)	(22,616,612)	(38,722)	(17,259,043)	(8,600)	(24,220,342)
Transfers between Investment Divisions	(710,552)	(6,051,636)	(233,350)	19,958,266	(1,858,609)	(7,669,709)
Contract owner charges	(89,681)	(836,666)	(42,383)	(714,986)	(39,847)	(684,093)
Net change in net assets
from contract transactions	950,820	5,305,630	1,387,014	19,100,993	2,771,296	(6,564,628)

Net change in net assets	2,796,028	31,879,139	1,874,991	31,611,012	3,041,670	18,019,478

Net assets beginning of year	11,608,831	227,774,038	3,075,046	139,383,480	1,910,777	264,879,235

Net assets end of year	$14,404,859	$259,653,177	$4,950,037	$170,994,492	$4,952,447	$282,898,713

Contract unit transactions
Units outstanding at beginning of year	703,154	13,159,590	192,257	10,387,809	140,896	16,949,700
Units issued	246,253	5,263,512	109,441	5,859,254	386,048	4,263,649
Units redeemed	(193,303)	(4,870,234)	(24,832)	(4,344,225)	(186,352)	(4,725,458)
Units outstanding at end of year	756,104	13,552,868	276,866	11,902,838	340,592	16,487,891

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL iShares Tactical Moderate Growth Fund - Class I	JNL Moderate Allocation Fund - Class A	JNL Moderate Allocation Fund - Class I	JNL Moderate Growth Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class I	JNL Multi-Manager Alternative Fund - Class A
Operations
Net investment income (loss)	$88,314	$(24,091,491)	$(42,699)	$(47,651,089)	$(25,420)	$(1,350,417)
Net realized gain (loss) on investments	238,076	37,028,552	279,588	101,696,224	390,138	2,457,748
Net change in unrealized appreciation
(depreciation) on investments	168,848	375,848,969	1,402,081	705,246,081	772,201	22,574,802
Net change in net assets
from operations	495,238	388,786,030	1,638,970	759,291,216	1,136,919	23,682,133

Contract transactions
Purchase payments	1,720,499	79,150,014	2,879,822	92,896,239	4,415,114	4,393,175
Surrenders and terminations	(104,229)	(142,235,001)	(419,813)	(301,717,467)	(535,059)	(19,346,265)
Transfers between Investment Divisions	(611,832)	1,733,256,498	3,639,049	2,005,028,687	(1,093,058)	164,157,744
Contract owner charges	(43,292)	(21,064,613)	(66,992)	(42,790,548)	(70,174)	(108,622)
Net change in net assets
from contract transactions	961,146	1,649,106,898	6,032,066	1,753,416,911	2,716,823	149,096,032

Net change in net assets	1,456,384	2,037,892,928	7,671,036	2,512,708,127	3,853,742	172,778,165

Net assets beginning of year	3,340,458	563,413,187	5,882,843	2,219,871,730	3,966,175	15,123,273

Net assets end of year	$4,796,842	$2,601,306,115	$13,553,879	$4,732,579,857	$7,819,917	$187,901,438

Contract unit transactions
Units outstanding at beginning of year	223,032	40,186,154	402,153	132,586,318	260,373	1,459,405
Units issued	161,210	156,794,742	633,446	167,967,258	377,265	19,252,272
Units redeemed	(95,026)	(26,412,867)	(210,358)	(44,124,902)	(184,186)	(3,637,692)
Units outstanding at end of year	289,216	170,568,029	825,241	256,428,674	453,452	17,073,985

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL Multi-Manager Alternative Fund - Class I(a)	JNL Multi-Manager Emerging Markets Equity Fund - Class A	JNL Multi-Manager Emerging Markets Equity Fund - Class I	JNL Multi-Manager International Small Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class I
Operations
Net investment income (loss)	$(1,225)	$1,691,749	$82,724	$27,327	$(2,532,847)	$(17,138)
Net realized gain (loss) on investments	1,706	11,994,474	(44,063)	(327,217)	2,274,786	51,758
Net change in unrealized appreciation
(depreciation) on investments	46,847	205,699,077	1,450,316	386,669	28,171,717	779,918
Net change in net assets
from operations	47,328	219,385,300	1,488,977	86,779	27,913,656	814,538

Contract transactions
Purchase payments	481,244	17,371,083	1,148,584	680,759	28,233,157	1,547,900
Surrenders and terminations	(21,411)	(46,349,589)	(155,758)	(254,476)	(8,773,269)	(83,315)
Transfers between Investment Divisions	333,050	332,133,490	1,469,219	(2,550,514)	19,049,583	966,009
Contract owner charges	(2,992)	(7,173,069)	(74,184)	(1,950)	(2,351,399)	(42,781)
Net change in net assets
from contract transactions	789,891	295,981,915	2,387,861	(2,126,181)	36,158,072	2,387,813

Net change in net assets	837,219	515,367,215	3,876,838	(2,039,402)	64,071,728	3,202,351

Net assets beginning of year	—	392,405,072	5,455,312	6,057,508	192,437,232	2,783,770

Net assets end of year	$837,219	$907,772,287	$9,332,150	$4,018,106	$256,508,960	$5,986,121

Contract unit transactions
Units outstanding at beginning of year	—	27,344,991	314,247	576,677	13,359,596	186,311
Units issued	75,370	48,265,303	373,277	274,585	8,510,267	230,333
Units redeemed	(3,198)	(16,579,291)	(190,465)	(559,079)	(6,128,583)	(66,545)
Units outstanding at end of year	72,172	59,031,003	497,059	292,183	15,741,280	350,099

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 27, 2020. The Statement of Changes in Net Assets is from April 27, 2020 through December 31, 2020.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL Multi-Manager Small Cap Growth Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class I	JNL Multi-Manager Small Cap Value Fund - Class A	JNL Multi-Manager Small Cap Value Fund - Class I	JNL S&P 500 Index Fund - Class I	JNL/American Funds Balanced Fund - Class A
Operations
Net investment income (loss)	$(26,183,375)	$(70,764)	$(7,577,809)	$(13,508)	$(480,435)	$(20,837,557)
Net realized gain (loss) on investments	123,424,727	654,073	(16,945,615)	(51,523)	3,501,270	23,662,129
Net change in unrealized appreciation
(depreciation) on investments	676,069,920	6,449,612	56,982,642	475,260	20,861,082	172,807,667
Net change in net assets
from operations	773,311,272	7,032,921	32,459,218	410,229	23,881,917	175,632,239

Contract transactions
Purchase payments	142,663,950	6,215,862	26,599,168	1,584,106	65,978,009	311,749,299
Surrenders and terminations	(122,816,838)	(340,767)	(36,257,619)	(105,267)	(2,657,477)	(84,363,902)
Transfers between Investment Divisions	(83,480,711)	2,371,578	3,006,407	(110,834)	821,178	90,217,521
Contract owner charges	(23,273,054)	(158,682)	(6,703,413)	(34,890)	(1,044,427)	(20,120,571)
Net change in net assets
from contract transactions	(86,906,653)	8,087,991	(13,355,457)	1,333,115	63,097,283	297,482,347

Net change in net assets	686,404,619	15,120,912	19,103,761	1,743,344	86,979,200	473,114,586

Net assets beginning of year	1,869,734,627	11,377,584	665,293,985	3,022,121	81,274,023	1,466,520,586

Net assets end of year	$2,556,139,246	$26,498,496	$684,397,746	$4,765,465	$168,253,223	$1,939,635,172

Contract unit transactions
Units outstanding at beginning of year	29,270,078	126,176	28,692,228	104,799	6,119,077	79,873,036
Units issued	7,916,216	169,773	7,638,604	134,155	7,671,805	34,228,374
Units redeemed	(9,610,660)	(94,034)	(8,074,762)	(82,010)	(3,031,579)	(19,015,110)
Units outstanding at end of year	27,575,634	201,915	28,256,070	156,944	10,759,303	95,086,300

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/American Funds Balanced Fund - Class I	JNL/American Funds Capital Income Builder Fund - Class A	JNL/American Funds Capital Income Builder Fund - Class I	JNL/American Funds Capital World Bond Fund - Class A	JNL/American Funds Capital World Bond Fund - Class I
Operations
Net investment income (loss)	$(119,206)	$(1,685,523)	$(15,040)	$(6,144,786)	$(11,461)
Net realized gain (loss) on investments	625,548	(1,513,614)	54,255	7,396,129	38,398
Net change in unrealized appreciation
(depreciation) on investments	3,501,875	8,204,779	276,562	32,075,622	213,019
Net change in net assets
from operations	4,008,217	5,005,642	315,777	33,326,965	239,956

Contract transactions
Purchase payments	9,506,128	47,559,426	1,233,704	18,477,257	480,201
Surrenders and terminations	(773,183)	(4,545,208)	(78,643)	(31,477,714)	(219,915)
Transfers between Investment Divisions	251,625	4,337,962	107,300	(6,027,333)	772,222
Contract owner charges	(276,810)	(1,397,559)	(30,428)	(6,056,020)	(20,798)
Net change in net assets
from contract transactions	8,707,760	45,954,621	1,231,933	(25,083,810)	1,011,710

Net change in net assets	12,715,977	50,960,263	1,547,710	8,243,155	1,251,666

Net assets beginning of year	21,731,585	120,087,774	2,892,372	468,665,728	2,181,073

Net assets end of year	$34,447,562	$171,048,037	$4,440,082	$476,908,883	$3,432,739

Contract unit transactions
Units outstanding at beginning of year	885,039	11,027,376	261,612	42,769,916	173,046
Units issued	690,689	8,582,847	235,379	9,132,803	142,264
Units redeemed	(322,519)	(4,313,671)	(109,928)	(11,709,625)	(66,753)
Units outstanding at end of year	1,253,209	15,296,552	387,063	40,193,094	248,557

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/American Funds Global Growth Fund - Class A	JNL/American Funds Global Growth Fund - Class I	JNL/American Funds Global Small Capitalization Fund - Class A	JNL/American Funds Global Small Capitalization Fund - Class I	JNL/American Funds Growth Allocation Fund - Class A	JNL/American Funds Growth Allocation Fund - Class I	JNL/American Funds Growth Fund - Class A
Operations
Net investment income (loss)	$(6,063,698)	$(43,162)	$(8,851,403)	$(21,823)	$(36,017,425)	$(93,262)	$(21,314,511)
Net realized gain (loss) on investments	26,259,419	475,714	25,874,905	93,158	117,019,950	641,422	124,459,826
Net change in unrealized appreciation
(depreciation) on investments	123,413,273	2,707,921	154,565,080	1,438,910	427,467,751	4,257,647	714,194,131
Net change in net assets
from operations	143,608,994	3,140,473	171,588,582	1,510,245	508,470,276	4,805,807	817,339,446

Contract transactions
Purchase payments	94,837,578	4,581,385	38,004,131	1,455,989	296,681,408	10,539,230	475,083,176
Surrenders and terminations	(29,780,913)	(219,267)	(34,051,811)	(139,687)	(136,394,741)	(579,074)	(93,070,398)
Transfers between Investment Divisions	73,984,510	867,860	(46,522,638)	(35,941)	13,048,016	(27,158)	587,410,000
Contract owner charges	(3,617,333)	(108,582)	(8,850,943)	(51,583)	(34,828,318)	(241,187)	(15,130,029)
Net change in net assets
from contract transactions	135,423,842	5,121,396	(51,421,261)	1,228,778	138,506,365	9,691,811	954,292,749

Net change in net assets	279,032,836	8,261,869	120,167,321	2,739,023	646,976,641	14,497,618	1,771,632,195

Net assets beginning of year	425,321,726	6,994,609	707,894,220	4,662,029	2,668,218,952	16,541,239	1,108,231,987

Net assets end of year	$704,354,562	$15,256,478	$828,061,541	$7,401,052	$3,315,195,593	$31,038,857	$2,879,864,182

Contract unit transactions
Units outstanding at beginning of year	23,758,207	390,741	39,195,264	224,784	148,120,168	868,473	42,509,514
Units issued	16,079,825	411,931	7,589,879	124,756	37,003,870	863,523	48,798,950
Units redeemed	(9,145,524)	(151,023)	(10,901,216)	(73,160)	(29,937,464)	(374,324)	(17,212,921)
Units outstanding at end of year	30,692,508	651,649	35,883,927	276,380	155,186,574	1,357,672	74,095,543

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/American Funds Growth Fund - Class I	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds Growth-Income Fund - Class I	JNL/American Funds International Fund - Class A	JNL/American Funds International Fund - Class I	JNL/American Funds Moderate Growth Allocation Fund - Class A	JNL/American Funds Moderate Growth Allocation Fund - Class I
Operations
Net investment income (loss)	$(135,201)	$(92,024,829)	$(266,435)	$(20,850,920)	$(44,047)	$(30,545,245)	$(72,981)
Net realized gain (loss) on investments	3,377,912	386,413,385	1,283,456	22,361,789	(188,133)	88,791,531	59,155
Net change in unrealized appreciation
(depreciation) on investments	11,393,047	524,023,159	8,619,131	176,238,743	1,765,627	292,947,334	2,557,338
Net change in net assets
from operations	14,635,758	818,411,715	9,636,152	177,749,612	1,533,447	351,193,620	2,543,512

Contract transactions
Purchase payments	12,459,464	731,843,174	26,883,482	71,933,802	2,962,876	206,026,273	3,713,071
Surrenders and terminations	(725,123)	(375,254,409)	(1,014,164)	(86,703,810)	(146,022)	(144,925,164)	(537,436)
Transfers between Investment Divisions	4,006,595	(336,814,320)	(3,522,783)	(139,274,151)	(567,814)	(9,931,803)	(1,373,049)
Contract owner charges	(322,204)	(88,629,657)	(785,042)	(19,182,877)	(110,044)	(27,520,478)	(140,766)
Net change in net assets
from contract transactions	15,418,732	(68,855,212)	21,561,493	(173,227,036)	2,138,996	23,648,828	1,661,820

Net change in net assets	30,054,490	749,556,503	31,197,645	4,522,576	3,672,443	374,842,448	4,205,332

Net assets beginning of year	19,893,460	7,349,008,047	52,426,519	1,826,376,890	9,844,615	2,294,071,276	15,404,728

Net assets end of year	$49,947,950	$8,098,564,550	$83,624,164	$1,830,899,466	$13,517,058	$2,668,913,724	$19,610,060

Contract unit transactions
Units outstanding at beginning of year	717,779	283,739,162	1,784,525	118,439,258	557,849	144,591,590	917,569
Units issued	947,747	56,238,680	1,299,419	17,157,180	334,096	27,245,486	402,962
Units redeemed	(476,543)	(60,112,864)	(571,355)	(29,718,825)	(217,141)	(26,678,472)	(323,324)
Units outstanding at end of year	1,188,983	279,864,978	2,512,589	105,877,613	674,804	145,158,604	997,207

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/American Funds New World Fund - Class A	JNL/American Funds New World Fund - Class I	JNL/American Funds Washington Mutual Investors Fund - Class A	JNL/American Funds Washington Mutual Investors Fund - Class I	JNL/AQR Large Cap Defensive Style Fund - Class A	JNL/AQR Large Cap Defensive Style Fund - Class I	JNL/Baillie Gifford International Growth Fund - Class A
Operations
Net investment income (loss)	$(17,560,421)	$(61,060)	$(37,330,820)	$(69,690)	$(502,328)	$(5,097)	$(9,402,136)
Net realized gain (loss) on investments	49,795,205	202,334	132,443,723	78,253	571,643	26,292	34,402,544
Net change in unrealized appreciation
(depreciation) on investments	230,018,516	3,336,965	94,864,446	1,961,518	4,843,895	179,795	320,791,649
Net change in net assets
from operations	262,253,300	3,478,239	189,977,349	1,970,081	4,913,210	200,990	345,792,057

Contract transactions
Purchase payments	73,539,087	3,778,094	148,213,215	5,893,315	9,540,779	599,334	100,539,426
Surrenders and terminations	(68,058,571)	(257,149)	(173,110,039)	(216,770)	(2,686,516)	(34,325)	(31,923,167)
Transfers between Investment Divisions	(86,602,043)	1,017,642	(101,563,209)	273,192	5,627,329	311,721	169,371,770
Contract owner charges	(17,694,593)	(148,607)	(37,782,996)	(190,732)	(400,482)	(5,312)	(8,271,805)
Net change in net assets
from contract transactions	(98,816,120)	4,389,980	(164,243,029)	5,759,005	12,081,110	871,418	229,716,224

Net change in net assets	163,437,180	7,868,219	25,734,320	7,729,086	16,994,320	1,072,408	575,508,281

Net assets beginning of year	1,390,051,622	12,214,492	3,046,357,744	14,079,093	34,341,963	570,037	593,931,339

Net assets end of year	$1,553,488,802	$20,082,711	$3,072,092,064	$21,808,179	$51,336,283	$1,642,445	$1,169,439,620

Contract unit transactions
Units outstanding at beginning of year	94,944,197	727,988	133,327,801	537,449	3,231,396	53,349	51,505,294
Units issued	17,119,315	543,475	19,466,767	429,568	4,795,580	122,653	32,807,232
Units redeemed	(24,783,198)	(296,822)	(27,219,652)	(197,080)	(3,651,363)	(38,321)	(18,755,347)
Units outstanding at end of year	87,280,314	974,641	125,574,916	769,937	4,375,613	137,681	65,557,179

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/Baillie Gifford International Growth Fund - Class I	JNL/BlackRock Advantage International Fund - Class A	JNL/BlackRock Advantage International Fund - Class I	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Allocation Fund - Class I	JNL/BlackRock Global Natural Resources Fund - Class A
Operations
Net investment income (loss)	$(73,150)	$(59,015)	$1,092	$(42,850,784)	$(68,325)	$(7,109,555)
Net realized gain (loss) on investments	1,199,020	(41,756)	7,381	90,597,250	486,249	(37,987,501)
Net change in unrealized appreciation
(depreciation) on investments	7,511,203	1,653,980	53,150	473,105,946	2,563,904	75,988,035
Net change in net assets
from operations	8,637,073	1,553,209	61,623	520,852,412	2,981,828	30,890,979

Contract transactions
Purchase payments	6,066,501	4,671,582	363,557	81,783,126	2,385,480	15,100,490
Surrenders and terminations	(309,602)	(102,717)	(67)	(232,810,490)	(299,051)	(44,812,369)
Transfers between Investment Divisions	3,301,046	3,708,462	11,786	(200,269,937)	(509,506)	38,636,319
Contract owner charges	(172,668)	(79,674)	(4,590)	(42,432,633)	(212,728)	(6,704,094)
Net change in net assets
from contract transactions	8,885,277	8,197,653	370,686	(393,729,934)	1,364,195	2,220,346

Net change in net assets	17,522,350	9,750,862	432,309	127,122,478	4,346,023	33,111,325

Net assets beginning of year	11,324,385	3,205,381	159,356	3,409,302,601	14,738,468	601,723,819

Net assets end of year	$28,846,735	$12,956,243	$591,665	$3,536,425,079	$19,084,491	$634,835,144

Contract unit transactions
Units outstanding at beginning of year	972,196	304,782	15,064	238,754,150	927,916	77,001,154
Units issued	1,131,353	1,058,321	48,638	20,086,389	531,690	25,479,946
Units redeemed	(524,481)	(195,244)	(11,291)	(47,925,432)	(448,691)	(23,978,735)
Units outstanding at end of year	1,579,068	1,167,859	52,411	210,915,107	1,010,915	78,502,365

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/BlackRock Global Natural Resources Fund - Class I	JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/BlackRock Large Cap Select Growth Fund - Class I	JNL/Causeway International Value Select Fund - Class A	JNL/Causeway International Value Select Fund - Class I	JNL/ClearBridge Large Cap Growth Fund - Class A	JNL/ClearBridge Large Cap Growth Fund - Class I
Operations
Net investment income (loss)	$(8,817)	$(44,024,154)	$(121,774)	$12,874,777	$114,286	$(4,312,392)	$(52,968)
Net realized gain (loss) on investments	(124,213)	306,762,884	2,453,431	(18,212,551)	(130,232)	26,480,182	735,224
Net change in unrealized appreciation
(depreciation) on investments	121,128	775,187,684	7,085,612	20,795,067	304,103	71,266,558	2,927,223
Net change in net assets
from operations	(11,902)	1,037,926,414	9,417,269	15,457,293	288,157	93,434,348	3,609,479

Contract transactions
Purchase payments	582,208	240,197,244	8,808,449	14,185,928	1,260,443	52,667,401	6,088,570
Surrenders and terminations	(443,864)	(193,714,859)	(921,246)	(24,803,978)	(26,603)	(17,103,133)	(131,896)
Transfers between Investment Divisions	(674,381)	19,046,190	2,537,283	(9,056,374)	118,791	12,850,097	(450,617)
Contract owner charges	(35,362)	(40,046,875)	(311,511)	(4,943,890)	(26,517)	(3,796,148)	(129,096)
Net change in net assets
from contract transactions	(571,399)	25,481,700	10,112,975	(24,618,314)	1,326,114	44,618,217	5,376,961

Net change in net assets	(583,301)	1,063,408,114	19,530,244	(9,161,021)	1,614,271	138,052,565	8,986,440

Net assets beginning of year	3,030,216	2,839,944,374	19,637,087	463,205,939	2,138,251	286,978,268	8,307,768

Net assets end of year	$2,446,915	$3,903,352,488	$39,167,331	$454,044,918	$3,752,522	$425,030,833	$17,294,208

Contract unit transactions
Units outstanding at beginning of year	338,644	38,242,030	183,437	29,491,032	98,645	20,684,478	585,152
Units issued	247,633	12,329,111	204,521	6,432,609	122,877	13,762,787	691,481
Units redeemed	(323,334)	(12,295,384)	(122,602)	(8,320,508)	(57,259)	(10,677,469)	(342,515)
Units outstanding at end of year	262,943	38,275,757	265,356	27,603,133	164,263	23,769,796	934,118

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/DFA International Core Equity Fund - Class A	JNL/DFA International Core Equity Fund - Class I	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class I	JNL/DFA U.S. Small Cap Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class I	JNL/DoubleLine Core Fixed Income Fund - Class A
Operations
Net investment income (loss)	$(67,000)	$6,951	$(13,589,046)	$(43,810)	$(1,669,621)	$(21,641)	$(33,604,042)
Net realized gain (loss) on investments	770,857	25,406	62,992,552	290,573	(9,304,802)	(480,543)	22,452,986
Net change in unrealized appreciation
(depreciation) on investments	4,579,018	417,973	88,734,555	1,793,102	36,651,205	1,311,311	96,152,819
Net change in net assets
from operations	5,282,875	450,330	138,138,061	2,039,865	25,676,782	809,127	85,001,763

Contract transactions
Purchase payments	8,397,054	1,055,891	38,324,409	3,707,027	22,010,666	2,149,658	84,227,167
Surrenders and terminations	(1,115,837)	(2,261)	(67,616,202)	(158,944)	(8,497,222)	(72,001)	(218,142,674)
Transfers between Investment Divisions	12,685,681	918,685	(115,808,704)	(851,902)	10,279,728	(850,701)	(41,493,322)
Contract owner charges	(198,748)	(21,383)	(12,023,039)	(120,555)	(1,134,708)	(52,507)	(28,680,580)
Net change in net assets
from contract transactions	19,768,150	1,950,932	(157,123,536)	2,575,626	22,658,464	1,174,449	(204,089,409)

Net change in net assets	25,051,025	2,401,262	(18,985,475)	4,615,491	48,335,246	1,983,576	(119,087,646)

Net assets beginning of year	8,695,471	231,881	1,167,572,062	8,424,851	142,659,744	4,924,858	2,591,296,426

Net assets end of year	$33,746,496	$2,633,143	$1,148,586,587	$13,040,342	$190,994,990	$6,908,434	$2,472,208,780

Contract unit transactions
Units outstanding at beginning of year	808,649	21,439	28,782,384	147,961	7,541,154	412,296	117,921,518
Units issued	3,135,337	244,662	4,874,560	128,496	5,234,637	380,880	17,471,632
Units redeemed	(974,510)	(38,290)	(8,937,735)	(77,955)	(3,729,916)	(252,432)	(27,140,254)
Units outstanding at end of year	2,969,476	227,811	24,719,209	198,502	9,045,875	540,744	108,252,896

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/DoubleLine Core Fixed Income Fund - Class I	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	JNL/DoubleLine Total Return Fund - Class A	JNL/DoubleLine Total Return Fund - Class I
Operations
Net investment income (loss)	$(73,698)	$(1,386,073)	$(9,367)	$(16,657,541)	$(74,371)	$(12,538,860)	$(49,807)
Net realized gain (loss) on investments	83,665	1,214,984	(7,424)	12,196,744	329,885	14,596,764	241,762
Net change in unrealized appreciation
(depreciation) on investments	857,072	14,027,131	86,877	159,504,205	2,859,222	9,481,768	66,799
Net change in net assets
from operations	867,039	13,856,042	70,086	155,043,408	3,114,736	11,539,672	258,754

Contract transactions
Purchase payments	5,552,915	6,652,336	1,041,267	132,965,649	4,579,605	82,945,371	4,704,558
Surrenders and terminations	(516,772)	(7,481,859)	(123,351)	(66,301,352)	(393,317)	(80,169,978)	(329,470)
Transfers between Investment Divisions	2,236,481	88,711,691	(60,071)	(130,165,812)	890,607	(61,688,948)	(3,280,728)
Contract owner charges	(132,125)	(1,040,839)	(16,262)	(13,876,274)	(208,783)	(9,599,024)	(118,756)
Net change in net assets
from contract transactions	7,140,499	86,841,329	841,583	(77,377,789)	4,868,112	(68,512,579)	975,604

Net change in net assets	8,007,538	100,697,371	911,669	77,665,619	7,982,848	(56,972,907)	1,234,358

Net assets beginning of year	13,753,802	45,279,454	1,627,562	1,411,536,150	14,825,473	1,012,628,310	11,642,944

Net assets end of year	$21,761,340	$145,976,825	$2,539,231	$1,489,201,769	$22,808,321	$955,655,403	$12,877,302

Contract unit transactions
Units outstanding at beginning of year	463,701	3,900,695	136,372	73,674,672	772,882	88,653,270	993,773
Units issued	441,144	11,845,974	168,090	21,898,728	648,354	29,105,078	980,892
Units redeemed	(206,813)	(3,392,919)	(98,185)	(27,208,508)	(385,650)	(35,266,253)	(905,475)
Units outstanding at end of year	698,032	12,353,750	206,277	68,364,892	1,035,586	82,492,095	1,069,190

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	JNL/First Sentier Global Infrastructure Fund - Class A	JNL/First Sentier Global Infrastructure Fund - Class I	JNL/Franklin Templeton Global Multisector Bond Fund - Class A	JNL/Franklin Templeton Global Multisector Bond Fund - Class I	JNL/Franklin Templeton Growth Allocation Fund - Class A
Operations
Net investment income (loss)	$(12,113,592)	$(27,893)	$(7,668,445)	$(8,188)	$67,076,351	$499,420	$(14,390,234)
Net realized gain (loss) on investments	11,141,134	161,515	3,357,780	22,488	(27,655,559)	(127,562)	50,090,176
Net change in unrealized appreciation
(depreciation) on investments	57,456,602	326,675	(37,911,886)	(64,117)	(84,380,949)	(551,480)	56,345,034
Net change in net assets
from operations	56,484,144	460,297	(42,222,551)	(49,817)	(44,960,157)	(179,622)	92,044,976

Contract transactions
Purchase payments	68,852,638	2,667,448	15,731,809	683,555	15,253,061	371,902	19,740,826
Surrenders and terminations	(68,042,455)	(454,386)	(47,899,244)	(64,239)	(42,084,981)	(107,439)	(86,292,760)
Transfers between Investment Divisions	107,612,381	1,513,001	(55,066,171)	2,723	6,327,797	737,979	(52,251,345)
Contract owner charges	(10,987,838)	(48,243)	(6,991,165)	(25,934)	(5,610,318)	(21,552)	(13,601,244)
Net change in net assets
from contract transactions	97,434,726	3,677,820	(94,224,771)	596,105	(26,114,441)	980,890	(132,404,523)

Net change in net assets	153,918,870	4,138,117	(136,447,322)	546,288	(71,074,598)	801,268	(40,359,547)

Net assets beginning of year	832,360,988	3,977,755	714,400,638	1,866,877	579,354,856	2,786,553	1,137,251,174

Net assets end of year	$986,279,858	$8,115,872	$577,953,316	$2,413,165	$508,280,258	$3,587,821	$1,096,891,627

Contract unit transactions
Units outstanding at beginning of year	30,186,931	100,312	40,641,522	95,446	50,196,290	216,445	79,825,988
Units issued	12,236,556	186,694	5,186,334	103,900	12,218,325	182,629	5,034,979
Units redeemed	(9,134,967)	(95,612)	(11,258,132)	(71,006)	(14,667,843)	(99,811)	(14,732,003)
Units outstanding at end of year	33,288,520	191,394	34,569,724	128,340	47,746,772	299,263	70,128,964
See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/Franklin Templeton Growth Allocation Fund - Class I	JNL/Franklin Templeton Income Fund - Class A	JNL/Franklin Templeton Income Fund - Class I	JNL/Goldman Sachs 4 Fund - Class A	JNL/Goldman Sachs 4 Fund - Class I	JNL/Goldman Sachs Managed Aggressive Growth Fund - Class A	JNL/Goldman Sachs Managed Aggressive Growth Fund - Class I
Operations
Net investment income (loss)	$(6,872)	$(20,015,169)	$(14,798)	$(64,180,640)	$(56,028)	$(28,543,804)	$(45,562)
Net realized gain (loss) on investments	109,476	5,752,060	(20,557)	252,010,225	(64,190)	152,907,827	280,771
Net change in unrealized appreciation
(depreciation) on investments	113,618	(15,147,287)	159,077	(152,158,311)	1,301,270	246,012,251	1,390,290
Net change in net assets
from operations	216,222	(29,410,396)	123,722	35,671,274	1,181,052	370,376,274	1,625,499

Contract transactions
Purchase payments	—	50,292,136	1,413,042	97,525,260	5,730,017	90,665,190	3,223,297
Surrenders and terminations	—	(121,407,503)	(80,872)	(356,466,371)	(320,727)	(132,979,673)	(490,499)
Transfers between Investment Divisions	(356,239)	(95,132,350)	40,414	(614,452,046)	(1,186,925)	(91,799,789)	(3,257,079)
Contract owner charges	—	(17,854,503)	(32,882)	(58,529,724)	(159,078)	(26,277,583)	(158,636)
Net change in net assets
from contract transactions	(356,239)	(184,102,220)	1,339,702	(931,922,881)	4,063,287	(160,391,855)	(682,917)

Net change in net assets	(140,017)	(213,512,616)	1,463,424	(896,251,607)	5,244,339	209,984,419	942,582

Net assets beginning of year	1,435,876	1,723,946,698	3,182,021	5,955,743,482	11,172,623	2,152,146,149	10,668,863

Net assets end of year	$1,295,859	$1,510,434,082	$4,645,445	$5,059,491,875	$16,416,962	$2,362,130,568	$11,611,445

Contract unit transactions
Units outstanding at beginning of year	90,544	100,913,667	153,063	222,779,533	461,230	71,618,534	386,895
Units issued	42,215	11,385,869	130,574	18,837,675	347,865	9,751,917	173,009
Units redeemed	(56,917)	(23,536,627)	(62,313)	(58,234,908)	(183,917)	(15,091,032)	(194,794)
Units outstanding at end of year	75,842	88,762,909	221,324	183,382,300	625,178	66,279,419	365,110

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/Goldman Sachs Managed Conservative Fund - Class A	JNL/Goldman Sachs Managed Conservative Fund - Class I	JNL/Goldman Sachs Managed Growth Fund - Class A	JNL/Goldman Sachs Managed Growth Fund - Class I	JNL/Goldman Sachs Managed Moderate Fund - Class A	JNL/Goldman Sachs Managed Moderate Fund - Class I	JNL/Goldman Sachs Managed Moderate Growth Fund - Class A
Operations
Net investment income (loss)	$(15,326,849)	$(8,279)	$(65,787,631)	$(44,754)	$(34,929,289)	$(16,994)	$(68,947,014)
Net realized gain (loss) on investments	43,448,006	(160,941)	352,844,697	382,272	119,581,220	175,746	298,969,982
Net change in unrealized appreciation
(depreciation) on investments	47,475,157	63,307	470,279,429	1,638,870	169,679,483	419,221	411,916,872
Net change in net assets
from operations	75,596,314	(105,913)	757,336,495	1,976,388	254,331,414	577,973	641,939,840

Contract transactions
Purchase payments	30,041,571	1,148,833	76,327,780	3,723,512	42,522,335	439,231	73,094,096
Surrenders and terminations	(101,033,005)	(185,891)	(327,552,938)	(429,891)	(218,318,865)	(57,364)	(403,825,314)
Transfers between Investment Divisions	33,077,074	(953,407)	(269,979,076)	987,404	(76,501,261)	68,280	(216,122,300)
Contract owner charges	(14,777,354)	(10,682)	(60,642,734)	(137,028)	(33,304,958)	(23,890)	(64,347,297)
Net change in net assets
from contract transactions	(52,691,714)	(1,147)	(581,846,968)	4,143,997	(285,602,749)	426,257	(611,200,815)

Net change in net assets	22,904,600	(107,060)	175,489,527	6,120,385	(31,271,335)	1,004,230	30,739,025

Net assets beginning of year	1,103,850,356	2,082,694	5,060,005,032	8,148,408	2,650,993,997	3,285,122	5,311,356,271

Net assets end of year	$1,126,754,956	$1,975,634	$5,235,494,559	$14,268,793	$2,619,722,662	$4,289,352	$5,342,095,296

Contract unit transactions
Units outstanding at beginning of year	71,856,851	143,915	173,818,259	361,689	144,878,804	167,188	210,974,234
Units issued	18,412,099	308,844	14,376,136	252,497	9,661,714	101,427	14,357,693
Units redeemed	(21,976,222)	(327,061)	(34,809,847)	(109,048)	(25,371,693)	(59,734)	(39,268,773)
Units outstanding at end of year	68,292,728	125,698	153,384,548	505,138	129,168,825	208,881	186,063,154

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/Goldman Sachs Managed Moderate Growth Fund - Class I	JNL/GQG Emerging Markets Equity Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class I	JNL/Harris Oakmark Global Equity Fund - Class A	JNL/Harris Oakmark Global Equity Fund - Class I	JNL/Heitman U.S. Focused Real Estate Fund - Class A	JNL/Heitman U.S. Focused Real Estate Fund - Class I
Operations
Net investment income (loss)	$(24,985)	$(1,462,880)	$(18,996)	$7,156,145	$164,181	$144,994	$13,708
Net realized gain (loss) on investments	646,903	3,267,305	132,965	(23,468,350)	(172,068)	732,316	67,449
Net change in unrealized appreciation
(depreciation) on investments	517,006	37,018,436	1,376,891	41,486,540	711,449	(3,172,421)	(106,505)
Net change in net assets
from operations	1,138,924	38,822,861	1,490,860	25,174,335	703,562	(2,295,111)	(25,348)

Contract transactions
Purchase payments	1,523,045	21,661,547	1,974,273	11,559,142	1,196,848	5,220,671	199,493
Surrenders and terminations	(59,988)	(4,866,486)	(49,908)	(28,803,022)	(57,313)	(1,562,534)	(18,257)
Transfers between Investment Divisions	(2,814,942)	80,153,525	1,646,731	(37,066,670)	146,933	(1,456,864)	126,544
Contract owner charges	(70,561)	(1,237,272)	(49,273)	(2,809,396)	(42,404)	(344,212)	(6,441)
Net change in net assets
from contract transactions	(1,422,446)	95,711,314	3,521,823	(57,119,946)	1,244,064	1,857,061	301,339

Net change in net assets	(283,522)	134,534,175	5,012,683	(31,945,611)	1,947,626	(438,050)	275,991

Net assets beginning of year	5,781,621	77,122,871	3,197,659	427,770,420	3,510,894	30,837,834	641,242

Net assets end of year	$5,498,099	$211,657,046	$8,210,342	$395,824,809	$5,458,520	$30,399,784	$917,233

Contract unit transactions
Units outstanding at beginning of year	244,134	7,340,622	296,343	36,840,312	294,979	2,673,148	55,409
Units issued	367,518	12,298,825	447,797	5,919,929	307,835	2,406,151	60,006
Units redeemed	(399,186)	(4,307,762)	(171,900)	(11,738,317)	(190,742)	(2,295,256)	(32,991)
Units outstanding at end of year	212,466	15,331,685	572,240	31,021,924	412,072	2,784,043	82,424

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/Invesco Diversified Dividend Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class I	JNL/Invesco Global Growth Fund - Class A	JNL/Invesco Global Growth Fund - Class I	JNL/Invesco International Growth Fund - Class A	JNL/Invesco International Growth Fund - Class I	JNL/Invesco Small Cap Growth Fund - Class A
Operations
Net investment income (loss)	$(1,237,871)	$(10,966)	$(21,472,593)	$(46,455)	$5,833,060	$73,018	$(22,284,445)
Net realized gain (loss) on investments	(1,336,691)	(30,250)	78,195,089	163,125	20,752,295	60,528	112,338,605
Net change in unrealized appreciation
(depreciation) on investments	3,383,003	92,748	307,699,646	2,880,796	58,589,234	427,151	706,157,848
Net change in net assets
from operations	808,441	51,532	364,422,142	2,997,466	85,174,589	560,697	796,212,008

Contract transactions
Purchase payments	16,150,448	802,021	41,269,682	1,782,758	23,007,045	934,515	119,927,720
Surrenders and terminations	(5,176,211)	(41,252)	(96,697,462)	(427,412)	(45,368,452)	(58,130)	(101,722,309)
Transfers between Investment Divisions	(213,622)	184,427	(231,109,014)	(881,543)	(68,050,593)	322,536	(127,550,446)
Contract owner charges	(1,141,952)	(26,665)	(19,260,291)	(119,316)	(8,890,227)	(36,290)	(19,471,206)
Net change in net assets
from contract transactions	9,618,663	918,531	(305,797,085)	354,487	(99,302,227)	1,162,631	(128,816,241)

Net change in net assets	10,427,104	970,063	58,625,057	3,351,953	(14,127,638)	1,723,328	667,395,767

Net assets beginning of year	97,997,820	2,327,810	1,700,378,706	9,997,391	855,463,438	2,824,515	1,660,791,182

Net assets end of year	$108,424,924	$3,297,873	$1,759,003,763	$13,349,344	$841,335,800	$4,547,843	$2,328,186,949

Contract unit transactions
Units outstanding at beginning of year	8,507,544	198,882	59,777,446	266,554	34,100,024	77,628	44,176,977
Units issued	5,075,026	129,756	5,306,007	170,754	4,475,152	68,704	10,370,046
Units redeemed	(4,110,460)	(49,010)	(16,221,314)	(156,357)	(8,753,534)	(35,702)	(14,477,341)
Units outstanding at end of year	9,472,110	279,628	48,862,139	280,951	29,821,642	110,630	40,069,682

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/Invesco Small Cap Growth Fund - Class I	JNL/JPMorgan Global Allocation Fund - Class A	JNL/JPMorgan Global Allocation Fund - Class I	JNL/JPMorgan Hedged Equity Fund - Class A	JNL/JPMorgan Hedged Equity Fund - Class I	JNL/JPMorgan MidCap Growth Fund - Class A	JNL/JPMorgan MidCap Growth Fund - Class I
Operations
Net investment income (loss)	$(44,719)	$(12,241,725)	$(4,442)	$(1,179,196)	$15,963	$(30,214,401)	$(89,486)
Net realized gain (loss) on investments	547,851	20,983,462	44,730	3,332,492	35,603	170,227,100	2,120,951
Net change in unrealized appreciation
(depreciation) on investments	5,171,398	292,937,143	307,186	30,919,923	673,915	802,155,825	7,101,370
Net change in net assets
from operations	5,674,530	301,678,880	347,474	33,073,219	725,481	942,168,524	9,132,835

Contract transactions
Purchase payments	3,227,393	12,017,301	371,539	29,992,971	2,341,646	226,897,394	9,906,935
Surrenders and terminations	(477,815)	(67,803,339)	(14,224)	(14,379,286)	(54,119)	(143,813,594)	(781,361)
Transfers between Investment Divisions	2,698,878	1,127,403,799	923,874	188,870,135	2,488,219	182,744,777	2,029,706
Contract owner charges	(101,418)	(12,007,486)	(12,295)	(1,684,263)	(52,444)	(24,002,335)	(201,355)
Net change in net assets
from contract transactions	5,347,038	1,059,610,275	1,268,894	202,799,557	4,723,302	241,826,242	10,953,925

Net change in net assets	11,021,568	1,361,289,155	1,616,368	235,872,776	5,448,783	1,183,994,766	20,086,760

Net assets beginning of year	8,209,342	33,778,558	21,480	74,524,974	3,568,170	1,982,072,759	14,393,904

Net assets end of year	$19,230,910	$1,395,067,713	$1,637,848	$310,397,750	$9,016,953	$3,166,067,525	$34,480,664

Contract unit transactions
Units outstanding at beginning of year	169,780	2,745,461	1,647	6,987,370	329,744	29,114,907	148,528
Units issued	162,761	117,037,673	130,903	23,887,846	603,688	12,254,476	232,417
Units redeemed	(78,102)	(15,211,645)	(19,971)	(5,113,810)	(203,756)	(9,609,811)	(138,522)
Units outstanding at end of year	254,439	104,571,489	112,579	25,761,406	729,676	31,759,572	242,423

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	JNL/JPMorgan U.S. Value Fund - Class A	JNL/JPMorgan U.S. Value Fund - Class I	JNL/Lazard International Strategic Equity Fund - Class A	JNL/Lazard International Strategic Equity Fund - Class I	JNL/Loomis Sayles Global Growth Fund - Class A
Operations
Net investment income (loss)	$(18,457,456)	$(76,560)	$(7,908,556)	$(8,823)	$(394,107)	$7,203	$(2,795,293)
Net realized gain (loss) on investments	32,643,827	377,727	1,600,601	(13,732)	1,555,674	25,353	16,575,636
Net change in unrealized appreciation
(depreciation) on investments	44,572,478	379,586	10,782,399	319,337	4,618,703	238,591	123,842,283
Net change in net assets
from operations	58,758,849	680,753	4,474,444	296,782	5,780,270	271,147	137,622,626

Contract transactions
Purchase payments	211,825,077	13,720,715	20,156,314	871,885	6,374,034	657,323	8,023,730
Surrenders and terminations	(144,653,859)	(1,696,794)	(40,606,579)	(52,098)	(6,513,644)	(110,252)	(17,504,457)
Transfers between Investment Divisions	551,588,502	5,535,599	108,391,095	905,074	(11,745,876)	(307,017)	305,852,222
Contract owner charges	(15,659,933)	(173,701)	(7,399,310)	(30,361)	(323,464)	(21,905)	(3,508,964)
Net change in net assets
from contract transactions	603,099,787	17,385,819	80,541,520	1,694,500	(12,208,950)	218,149	292,862,531

Net change in net assets	661,858,636	18,066,572	85,015,964	1,991,282	(6,428,680)	489,296	430,485,157

Net assets beginning of year	902,107,425	9,004,923	586,356,805	1,391,357	78,109,859	1,716,818	3,473,093

Net assets end of year	$1,563,966,061	$27,071,495	$671,372,769	$3,382,639	$71,681,179	$2,206,114	$433,958,250

Contract unit transactions
Units outstanding at beginning of year	40,554,400	288,575	38,522,869	76,562	5,295,130	117,627	303,961
Units issued	59,032,988	870,963	17,737,203	191,908	1,728,747	72,133	34,032,203
Units redeemed	(33,143,652)	(343,881)	(9,810,773)	(76,008)	(2,679,188)	(56,316)	(5,570,467)
Units outstanding at end of year	66,443,736	815,657	46,449,299	192,462	4,344,689	133,444	28,765,697

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/Loomis Sayles Global Growth Fund - Class I(a)	JNL/Lord Abbett Short Duration Income Fund - Class A(a)	JNL/Lord Abbett Short Duration Income Fund - Class I(a)	JNL/Mellon Bond Index Fund - Class A	JNL/Mellon Bond Index Fund - Class I	JNL/Mellon Communication Services Sector Fund - Class A	JNL/Mellon Communication Services Sector Fund - Class I
Operations
Net investment income (loss)	$(1,793)	$(738,109)	$(7,809)	$(12,818,505)	$(40,911)	$(2,266,107)	$(9,850)
Net realized gain (loss) on investments	213,287	525,813	38,556	15,937,932	143,554	5,981,705	113,634
Net change in unrealized appreciation
(depreciation) on investments	453,462	2,312,975	47,328	46,777,568	376,510	37,614,780	610,614
Net change in net assets
from operations	664,956	2,100,679	78,075	49,896,995	479,153	41,330,378	714,398

Contract transactions
Purchase payments	205,628	52,612,233	2,912,040	85,072,715	7,456,493	20,056,075	1,659,190
Surrenders and terminations	(12,197)	(24,022,710)	(1,413,299)	(70,772,724)	(161,219)	(13,048,946)	(37,215)
Transfers between Investment Divisions	1,390,607	157,433,435	2,705,612	150,042,319	742,153	40,743,251	719,919
Contract owner charges	(13,332)	(855,707)	(20,975)	(9,670,491)	(57,171)	(1,847,296)	(27,553)
Net change in net assets
from contract transactions	1,570,706	185,167,251	4,183,378	154,671,819	7,980,256	45,903,084	2,314,341

Net change in net assets	2,235,662	187,267,930	4,261,453	204,568,814	8,459,409	87,233,462	3,028,739

Net assets beginning of year	—	—	—	855,248,857	5,421,957	145,443,757	1,284,026

Net assets end of year	$2,235,662	$187,267,930	$4,261,453	$1,059,817,671	$13,881,366	$232,677,219	$4,312,765

Contract unit transactions
Units outstanding at beginning of year	—	—	—	55,794,525	277,762	12,449,133	83,455
Units issued	256,347	24,363,299	841,455	27,739,889	590,996	9,694,051	198,311
Units redeemed	(112,517)	(6,290,129)	(433,212)	(18,188,616)	(202,925)	(6,025,368)	(58,243)
Units outstanding at end of year	143,830	18,073,170	408,243	65,345,798	665,833	16,117,816	223,523

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 27, 2020. The Statement of Changes in Net Assets is from April 27, 2020 through December 31, 2020.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/Mellon Consumer Discretionary Sector Fund - Class A	JNL/Mellon Consumer Discretionary Sector Fund - Class I	JNL/Mellon Consumer Staples Sector Fund - Class A	JNL/Mellon Consumer Staples Sector Fund - Class I	JNL/Mellon Dow Index Fund - Class A	JNL/Mellon Dow Index Fund - Class I	JNL/Mellon Emerging Markets Index Fund - Class A
Operations
Net investment income (loss)	$(16,879,557)	$(29,615)	$(2,469,337)	$(9,185)	$(13,177,996)	$(46,973)	$17,520,637
Net realized gain (loss) on investments	104,658,927	579,173	9,312,112	119,742	73,741,811	764,017	4,539,499
Net change in unrealized appreciation
(depreciation) on investments	393,433,073	2,382,314	17,301,525	192,108	29,108,952	1,567,636	100,049,690
Net change in net assets
from operations	481,212,443	2,931,872	24,144,300	302,665	89,672,767	2,284,680	122,109,826

Contract transactions
Purchase payments	78,969,439	2,896,066	25,085,924	1,417,979	64,477,767	3,027,017	40,472,831
Surrenders and terminations	(88,436,393)	(235,853)	(10,218,405)	(146,327)	(65,687,870)	(2,121,244)	(56,073,182)
Transfers between Investment Divisions	(4,278,115)	2,335,116	25,552,941	81,347	43,741,517	4,581,130	(139,262,098)
Contract owner charges	(14,406,278)	(58,040)	(2,193,618)	(21,416)	(10,946,628)	(87,350)	(11,870,374)
Net change in net assets
from contract transactions	(28,151,347)	4,937,289	38,226,842	1,331,583	31,584,786	5,399,553	(166,732,823)

Net change in net assets	453,061,096	7,869,161	62,371,142	1,634,248	121,257,553	7,684,233	(44,622,997)

Net assets beginning of year	1,217,410,398	4,508,516	143,890,295	1,460,563	997,657,270	6,273,846	1,090,071,742

Net assets end of year	$1,670,471,494	$12,377,677	$206,261,437	$3,094,811	$1,118,914,823	$13,958,079	$1,045,448,745

Contract unit transactions
Units outstanding at beginning of year	33,539,161	92,706	12,190,743	120,556	40,004,802	193,816	97,637,751
Units issued	9,343,327	147,956	16,154,543	277,171	16,684,031	503,206	15,593,124
Units redeemed	(11,230,089)	(67,619)	(12,315,037)	(166,454)	(15,150,254)	(303,224)	(32,277,700)
Units outstanding at end of year	31,652,399	173,043	16,030,249	231,273	41,538,579	393,798	80,953,175

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/Mellon Emerging Markets Index Fund - Class I	JNL/Mellon Energy Sector Fund - Class A	JNL/Mellon Energy Sector Fund - Class I	JNL/Mellon Equity Income Fund - Class A	JNL/Mellon Equity Income Fund - Class I	JNL/Mellon Financial Sector Fund - Class A	JNL/Mellon Financial Sector Fund - Class I
Operations
Net investment income (loss)	$378,124	$(9,784,551)	$(11,130)	$(1,930,643)	$(10,699)	$(12,454,140)	$(27,328)
Net realized gain (loss) on investments	(116,576)	(156,854,972)	(864,014)	(2,164,906)	(70,626)	2,876,914	(292,309)
Net change in unrealized appreciation
(depreciation) on investments	1,823,899	(139,348,920)	104,194	11,010	246,967	(63,138,903)	701,770
Net change in net assets
from operations	2,085,447	(305,988,443)	(770,950)	(4,084,539)	165,642	(72,716,129)	382,133

Contract transactions
Purchase payments	4,795,741	35,518,179	1,119,604	9,627,326	249,453	43,657,004	2,289,947
Surrenders and terminations	(316,542)	(53,383,032)	(71,230)	(17,100,547)	(46,708)	(64,747,933)	(235,488)
Transfers between Investment Divisions	(548,325)	105,939,550	(268,070)	(14,041,364)	123,635	(110,002,486)	1,374,531
Contract owner charges	(102,609)	(9,631,737)	(25,830)	(808,386)	(27,333)	(11,557,838)	(56,476)
Net change in net assets
from contract transactions	3,828,265	78,442,960	754,474	(22,322,971)	299,047	(142,651,253)	3,372,514

Net change in net assets	5,913,712	(227,545,483)	(16,476)	(26,407,510)	464,689	(215,367,382)	3,754,647

Net assets beginning of year	8,270,589	995,708,482	3,543,896	214,116,381	2,460,789	1,233,577,333	5,262,431

Net assets end of year	$14,184,301	$768,162,999	$3,527,420	$187,708,871	$2,925,478	$1,018,209,951	$9,017,078

Contract unit transactions
Units outstanding at beginning of year	661,869	35,478,887	93,291	9,045,394	123,393	65,331,245	206,437
Units issued	796,832	20,547,469	199,580	2,622,182	89,275	15,427,471	314,797
Units redeemed	(489,034)	(14,228,777)	(152,240)	(3,826,945)	(71,770)	(24,709,217)	(154,341)
Units outstanding at end of year	969,667	41,797,579	140,631	7,840,631	140,898	56,049,499	366,893

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/Mellon Healthcare Sector Fund - Class A	JNL/Mellon Healthcare Sector Fund - Class I	JNL/Mellon Industrials Sector Fund - Class A	JNL/Mellon Industrials Sector Fund - Class I	JNL/Mellon Information Technology Sector Fund - Class A	JNL/Mellon Information Technology Sector Fund - Class I	JNL/Mellon International Index Fund - Class A
Operations
Net investment income (loss)	$(40,882,594)	$(71,572)	$(863,487)	$(6,594)	$(48,487,095)	$(151,158)	$26,614,363
Net realized gain (loss) on investments	168,238,846	848,789	901,700	38,142	480,302,330	3,558,176	(16,612,469)
Net change in unrealized appreciation
(depreciation) on investments	340,761,736	2,368,569	9,984,650	312,178	937,037,401	10,997,966	53,790,950
Net change in net assets
from operations	468,117,988	3,145,786	10,022,863	343,726	1,368,852,636	14,404,984	63,792,844

Contract transactions
Purchase payments	184,704,268	7,301,294	9,496,907	451,718	302,234,410	15,581,609	51,847,676
Surrenders and terminations	(210,738,827)	(756,682)	(3,649,615)	(24,734)	(229,410,715)	(630,073)	(77,852,612)
Transfers between Investment Divisions	(26,678,020)	861,089	14,217,402	1,430,138	(60,237,052)	3,509,237	(81,168,431)
Contract owner charges	(35,713,372)	(174,313)	(800,390)	(13,702)	(42,368,111)	(359,359)	(13,810,475)
Net change in net assets
from contract transactions	(88,425,951)	7,231,388	19,264,304	1,843,420	(29,781,468)	18,101,414	(120,983,842)

Net change in net assets	379,692,037	10,377,174	29,287,167	2,187,146	1,339,071,168	32,506,398	(57,190,998)

Net assets beginning of year	3,047,855,514	12,722,878	72,386,646	1,052,167	3,166,557,879	21,560,004	1,406,188,317

Net assets end of year	$3,427,547,551	$23,100,052	$101,673,813	$3,239,313	$4,505,629,047	$54,066,402	$1,348,997,319

Contract unit transactions
Units outstanding at beginning of year	78,111,753	244,072	6,283,318	88,869	126,284,159	639,803	66,200,427
Units issued	17,112,007	279,251	6,143,507	242,119	41,060,597	937,356	10,358,002
Units redeemed	(19,587,181)	(146,955)	(4,557,745)	(89,667)	(42,162,861)	(465,594)	(16,877,130)
Units outstanding at end of year	75,636,579	376,368	7,869,080	241,321	125,181,895	1,111,565	59,681,299

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/Mellon International Index Fund - Class I	JNL/Mellon Materials Sector Fund - Class A	JNL/Mellon Materials Sector Fund - Class I	JNL/Mellon MSCI KLD 400 Social Index Fund - Class A	JNL/Mellon MSCI KLD 400 Social Index Fund - Class I	JNL/Mellon Nasdaq 100 Index Fund - Class A	JNL/Mellon Nasdaq 100 Index Fund - Class I
Operations
Net investment income (loss)	$643,235	$(457,024)	$(3,638)	$(1,025,888)	$(10,353)	$(53,849,874)	$(215,356)
Net realized gain (loss) on investments	(365,062)	1,024,871	36,003	2,619,947	140,314	434,502,765	5,104,032
Net change in unrealized appreciation
(depreciation) on investments	1,764,371	9,355,835	224,541	17,013,753	772,936	1,247,510,760	16,814,780
Net change in net assets
from operations	2,042,544	9,923,682	256,906	18,607,812	902,897	1,628,163,651	21,703,456

Contract transactions
Purchase payments	9,191,124	4,948,365	242,212	13,964,644	1,222,700	432,212,314	23,407,604
Surrenders and terminations	(225,440)	(2,032,608)	(16,189)	(2,629,650)	(3,439)	(230,583,655)	(2,310,720)
Transfers between Investment Divisions	(139,278)	36,854,992	921,574	44,059,851	2,136,346	369,843,837	10,782,751
Contract owner charges	(138,710)	(427,406)	(6,484)	(887,737)	(16,698)	(46,385,315)	(491,260)
Net change in net assets
from contract transactions	8,687,696	39,343,343	1,141,113	54,507,108	3,338,909	525,087,181	31,388,375

Net change in net assets	10,730,240	49,267,025	1,398,019	73,114,920	4,241,806	2,153,250,832	53,091,831

Net assets beginning of year	11,708,123	23,081,551	570,344	59,621,514	381,799	3,171,091,752	26,141,548

Net assets end of year	$22,438,363	$72,348,576	$1,968,363	$132,736,434	$4,623,605	$5,324,342,584	$79,233,379

Contract unit transactions
Units outstanding at beginning of year	429,179	2,228,915	53,647	4,360,315	27,126	77,642,963	624,055
Units issued	542,183	5,966,280	164,724	5,887,247	323,915	39,474,764	1,225,228
Units redeemed	(208,272)	(2,241,522)	(62,453)	(2,089,160)	(78,200)	(28,086,777)	(570,240)
Units outstanding at end of year	763,090	5,953,673	155,918	8,158,402	272,841	89,030,950	1,279,043

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/Mellon Real Estate Sector Fund - Class A	JNL/Mellon Real Estate Sector Fund - Class I	JNL/Mellon S&P 400 MidCap Index Fund - Class A	JNL/Mellon S&P 400 MidCap Index Fund - Class I	JNL/Mellon S&P 500 Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class I
Operations
Net investment income (loss)	$(1,301,663)	$(19,535)	$(32,284,765)	$(115,577)	$(107,619,609)	$(23,879,883)	$(91,472)
Net realized gain (loss) on investments	(1,832,426)	20,844	25,867,337	(190,851)	389,482,398	(25,190,325)	(769,082)
Net change in unrealized appreciation
(depreciation) on investments	(10,157,654)	(73,550)	323,223,265	6,394,711	1,037,717,612	222,682,408	5,576,437
Net change in net assets
from operations	(13,291,743)	(72,241)	316,805,837	6,088,283	1,319,580,401	173,612,200	4,715,883

Contract transactions
Purchase payments	18,617,499	3,549,630	127,880,845	13,003,318	681,637,205	105,492,030	10,993,228
Surrenders and terminations	(7,086,111)	(87,772)	(150,844,997)	(591,763)	(498,450,607)	(109,413,342)	(469,065)
Transfers between Investment Divisions	(57,271,303)	(1,072,521)	(53,281,826)	1,656,881	(104,592,391)	(84,627,186)	1,785,311
Contract owner charges	(1,156,666)	(46,065)	(28,060,508)	(248,250)	(92,952,865)	(20,072,793)	(209,901)
Net change in net assets
from contract transactions	(46,896,581)	2,343,272	(104,306,486)	13,820,186	(14,358,658)	(108,621,291)	12,099,573

Net change in net assets	(60,188,324)	2,271,031	212,499,351	19,908,469	1,305,221,743	64,990,909	16,815,456

Net assets beginning of year	157,669,304	4,041,406	2,688,525,072	21,703,855	8,185,612,688	2,137,359,054	18,393,899

Net assets end of year	$97,480,980	$6,312,437	$2,901,024,423	$41,612,324	$9,490,834,431	$2,202,349,963	$35,209,355

Contract unit transactions
Units outstanding at beginning of year	13,130,565	327,750	71,154,393	447,902	283,309,991	64,949,718	436,134
Units issued	5,768,603	567,462	16,512,104	501,589	73,406,633	13,623,128	517,553
Units redeemed	(10,218,569)	(353,537)	(18,916,525)	(188,344)	(74,695,005)	(17,464,410)	(199,771)
Units outstanding at end of year	8,680,599	541,675	68,749,972	761,147	282,021,619	61,108,436	753,916

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/Mellon U.S. Stock Market Index Fund - Class A	JNL/Mellon U.S. Stock Market Index Fund - Class I	JNL/Mellon Utilities Sector Fund - Class A	JNL/Mellon Utilities Sector Fund - Class I	JNL/Mellon World Index Fund - Class A	JNL/Mellon World Index Fund - Class I	JNL/MFS Mid Cap Value Fund - Class A
Operations
Net investment income (loss)	$(7,473,440)	$(71,269)	$(3,716,248)	$(14,584)	$1,850,867	$72,341	$(16,624,333)
Net realized gain (loss) on investments	14,278,248	558,314	1,309,123	80,629	14,068,070	(58,335)	8,649,358
Net change in unrealized appreciation
(depreciation) on investments	110,868,083	3,483,854	(11,877,160)	(162,008)	25,134,039	522,060	151,928,445
Net change in net assets
from operations	117,672,891	3,970,899	(14,284,285)	(95,963)	41,052,976	536,066	143,953,470

Contract transactions
Purchase payments	124,749,659	5,551,568	33,949,247	920,078	13,956,457	1,115,208	44,804,611
Surrenders and terminations	(27,695,860)	(1,221,841)	(20,487,163)	(179,950)	(24,995,657)	(63,468)	(75,669,677)
Transfers between Investment Divisions	62,355,276	1,828,195	(53,648,728)	(1,356,197)	(33,101,850)	(110,468)	292,649,933
Contract owner charges	(6,933,511)	(149,016)	(2,807,484)	(35,874)	(3,043,350)	(32,244)	(15,635,015)
Net change in net assets
from contract transactions	152,475,564	6,008,906	(42,994,128)	(651,943)	(47,184,400)	909,028	246,149,852

Net change in net assets	270,148,455	9,979,805	(57,278,413)	(747,906)	(6,131,424)	1,445,094	390,103,322

Net assets beginning of year	517,914,969	13,974,145	325,692,778	4,443,782	359,890,388	2,826,519	1,132,599,603

Net assets end of year	$788,063,424	$23,953,950	$268,414,365	$3,695,876	$353,758,964	$4,271,613	$1,522,702,925

Contract unit transactions
Units outstanding at beginning of year	40,677,226	1,065,500	18,465,700	258,800	14,509,858	86,299	43,409,495
Units issued	27,816,372	886,018	9,202,334	192,980	1,539,980	78,800	25,774,015
Units redeemed	(16,390,786)	(430,227)	(12,093,587)	(234,546)	(3,587,106)	(51,982)	(12,501,377)
Units outstanding at end of year	52,102,812	1,521,291	15,574,447	217,234	12,462,732	113,117	56,682,133

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/MFS Mid Cap Value Fund - Class I	JNL/Morningstar Wide Moat Index Fund - Class A	JNL/Morningstar Wide Moat Index Fund - Class I	JNL/Neuberger Berman Commodity Strategy Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class I
Operations
Net investment income (loss)	$(32,336)	$166,477	$48,419	$(109,818)	$(7,783,352)	$(17,653)
Net realized gain (loss) on investments	(7,690)	19,699,561	457,147	(1,857,305)	(755,159)	8,065
Net change in unrealized appreciation
(depreciation) on investments	1,103,750	11,574,440	258,581	536,661	34,737,263	319,383
Net change in net assets
from operations	1,063,724	31,440,478	764,147	(1,430,462)	26,198,752	309,795

Contract transactions
Purchase payments	2,487,749	30,231,647	1,387,287	689,169	23,892,669	1,037,594
Surrenders and terminations	(254,560)	(10,205,098)	(59,568)	(1,422,485)	(40,160,018)	(50,031)
Transfers between Investment Divisions	2,044,184	39,917,507	1,410,602	(2,233,827)	(34,704,737)	42,412
Contract owner charges	(84,327)	(1,994,027)	(33,967)	(8,830)	(6,886,391)	(27,355)
Net change in net assets
from contract transactions	4,193,046	57,950,029	2,704,354	(2,975,973)	(57,858,477)	1,002,620

Net change in net assets	5,256,770	89,390,507	3,468,501	(4,406,435)	(31,659,725)	1,312,415

Net assets beginning of year	5,864,749	141,684,979	1,815,919	16,228,680	624,362,507	3,538,822

Net assets end of year	$11,121,519	$231,075,486	$5,284,420	$11,822,245	$592,702,782	$4,851,237

Contract unit transactions
Units outstanding at beginning of year	183,552	11,898,117	146,771	2,469,877	52,651,588	268,126
Units issued	260,447	15,868,092	600,096	624,442	11,530,860	219,507
Units redeemed	(109,910)	(10,720,887)	(373,829)	(1,213,314)	(16,895,120)	(143,392)
Units outstanding at end of year	334,089	17,045,322	373,038	1,881,005	47,287,328	344,241

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/PIMCO Income Fund - Class A	JNL/PIMCO Income Fund - Class I	JNL/PIMCO Investment Grade Credit Bond Fund - Class A	JNL/PIMCO Investment Grade Credit Bond Fund - Class I	JNL/PIMCO Real Return Fund - Class A	JNL/PIMCO Real Return Fund - Class I	JNL/PPM America Floating Rate Income Fund - Class A
Operations
Net investment income (loss)	$(8,796,882)	$(87,078)	$(7,016,877)	$(38,602)	$(13,706,450)	$(21,863)	$(14,166,022)
Net realized gain (loss) on investments	1,021,891	90,743	10,110,411	205,432	3,694,118	141,855	(15,941,215)
Net change in unrealized appreciation
(depreciation) on investments	32,711,473	1,078,676	39,189,346	736,278	103,143,905	377,705	(1,253,285)
Net change in net assets
from operations	24,936,482	1,082,341	42,282,880	903,108	93,131,573	497,697	(31,360,522)

Contract transactions
Purchase payments	80,949,411	4,602,610	79,022,925	3,559,045	56,415,236	4,053,633	45,427,147
Surrenders and terminations	(46,588,978)	(547,055)	(42,122,348)	(765,318)	(88,341,192)	(196,516)	(89,512,782)
Transfers between Investment Divisions	51,954,054	1,171,929	132,445,091	2,833,239	151,661,680	963,268	(228,446,840)
Contract owner charges	(6,715,495)	(159,491)	(5,316,300)	(65,261)	(12,368,683)	(45,174)	(12,077,425)
Net change in net assets
from contract transactions	79,598,992	5,067,993	164,029,368	5,561,705	107,367,041	4,775,211	(284,609,900)

Net change in net assets	104,535,474	6,150,334	206,312,248	6,464,813	200,498,614	5,272,908	(315,970,422)

Net assets beginning of year	644,538,996	17,135,924	461,897,733	5,838,371	950,318,998	3,067,624	1,312,217,245

Net assets end of year	$749,074,470	$23,286,258	$668,209,981	$12,303,184	$1,150,817,612	$8,340,532	$996,246,823

Contract unit transactions
Units outstanding at beginning of year	61,255,474	1,588,801	36,017,538	436,517	66,272,043	177,498	109,365,855
Units issued	34,773,679	1,192,874	29,665,889	681,325	27,356,636	387,133	15,185,772
Units redeemed	(27,395,602)	(723,593)	(17,944,946)	(284,592)	(20,710,742)	(131,257)	(40,866,969)
Units outstanding at end of year	68,633,551	2,058,082	47,738,481	833,250	72,917,937	433,374	83,684,658

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/PPM America Floating Rate Income Fund - Class I	JNL/PPM America High Yield Bond Fund - Class A	JNL/PPM America High Yield Bond Fund - Class I	JNL/PPM America Total Return Fund - Class A	JNL/PPM America Total Return Fund - Class I	JNL/RAFI Fundamental U.S. Small Cap Fund - Class A	JNL/RAFI Fundamental U.S. Small Cap Fund - Class I
Operations
Net investment income (loss)	$(22,942)	$(17,285,991)	$(31,639)	$(7,338,131)	$(27,076)	$(4,394,126)	$(5,852)
Net realized gain (loss) on investments	(58,242)	(4,834,443)	(349,176)	14,832,208	96,145	(48,302,926)	(105,923)
Net change in unrealized appreciation
(depreciation) on investments	38,386	56,226,107	200,199	35,968,759	458,309	74,182,149	389,332
Net change in net assets
from operations	(42,798)	34,105,673	(180,616)	43,462,836	527,378	21,485,097	277,557

Contract transactions
Purchase payments	1,621,171	50,170,642	1,699,663	84,445,063	1,979,009	10,148,577	510,270
Surrenders and terminations	(253,221)	(106,022,843)	(933,851)	(42,730,461)	(246,033)	(23,053,830)	(135,321)
Transfers between Investment Divisions	(1,628,868)	(123,448,861)	(4,156,407)	261,870,713	2,926,023	(14,109,058)	338,496
Contract owner charges	(47,852)	(14,309,017)	(55,888)	(5,897,859)	(32,896)	(3,964,035)	(15,536)
Net change in net assets
from contract transactions	(308,770)	(193,610,079)	(3,446,483)	297,687,456	4,626,103	(30,978,346)	697,909

Net change in net assets	(351,568)	(159,504,406)	(3,627,099)	341,150,292	5,153,481	(9,493,249)	975,466

Net assets beginning of year	5,675,857	1,469,608,021	10,658,314	419,540,781	3,863,686	398,125,371	1,179,323

Net assets end of year	$5,324,289	$1,310,103,615	$7,031,215	$760,691,073	$9,017,167	$388,632,122	$2,154,789

Contract unit transactions
Units outstanding at beginning of year	500,134	62,573,817	334,155	23,400,765	260,263	23,942,164	59,197
Units issued	254,380	12,398,950	195,649	27,350,173	396,411	5,383,124	75,850
Units redeemed	(287,722)	(21,298,779)	(320,189)	(11,557,187)	(91,084)	(7,556,024)	(35,636)
Units outstanding at end of year	466,792	53,673,988	209,615	39,193,751	565,590	21,769,264	99,411
See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/RAFI Multi-Factor U.S. Equity Fund - Class A	JNL/RAFI Multi-Factor U.S. Equity Fund - Class I	JNL/T. Rowe Price Balanced Fund - Class A	JNL/T. Rowe Price Balanced Fund - Class I(a)	JNL/T. Rowe Price Capital Appreciation Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class I	JNL/T. Rowe Price Established Growth Fund - Class A
Operations
Net investment income (loss)	$(31,537,293)	$(22,530)	$(4,524,142)	$(995)	$(78,108,879)	$(424,790)	$(97,272,208)
Net realized gain (loss) on investments	39,083,936	(139,410)	14,085,581	1,216	174,565,650	2,958,096	559,030,739
Net change in unrealized appreciation
(depreciation) on investments	150,006,931	593,477	31,632,247	58,495	944,887,237	16,056,452	1,831,527,384
Net change in net assets
from operations	157,553,574	431,537	41,193,686	58,716	1,041,344,008	18,589,758	2,293,285,915

Contract transactions
Purchase payments	17,706,460	205,545	31,918,173	302,180	1,036,257,484	43,268,874	571,011,972
Surrenders and terminations	(210,049,669)	(134,200)	(68,001,428)	(5,179)	(327,175,706)	(2,812,610)	(440,700,400)
Transfers between Investment Divisions	(151,229,217)	(953,108)	(11,622,194)	305,467	722,010,713	3,748,158	(508,041,660)
Contract owner charges	(20,930,910)	(32,179)	(401,091)	(1,796)	(58,681,676)	(1,012,639)	(81,813,816)
Net change in net assets
from contract transactions	(364,503,336)	(913,942)	(48,106,540)	600,672	1,372,410,815	43,191,783	(459,543,904)

Net change in net assets	(206,949,762)	(482,405)	(6,912,854)	659,388	2,413,754,823	61,781,541	1,833,742,011

Net assets beginning of year	2,563,415,982	5,712,497	481,521,093	—	5,451,153,869	72,859,923	6,861,910,066

Net assets end of year	$2,356,466,220	$5,230,092	$474,608,239	$659,388	$7,864,908,692	$134,641,464	$8,695,652,077

Contract unit transactions
Units outstanding at beginning of year	112,355,664	199,226	37,498,937	—	310,960,105	4,063,124	74,219,077
Units issued	4,728,531	44,889	6,252,092	52,380	147,047,694	3,999,019	14,750,984
Units redeemed	(21,819,164)	(78,685)	(10,324,799)	(8,872)	(71,249,529)	(1,660,387)	(19,605,406)
Units outstanding at end of year	95,265,031	165,430	33,426,230	43,508	386,758,270	6,401,756	69,364,655

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 27, 2020. The Statement of Changes in Net Assets is from April 27, 2020 through December 31, 2020.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/T. Rowe Price Established Growth Fund - Class I	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	JNL/T. Rowe Price Short-Term Bond Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class I	JNL/T. Rowe Price U.S. High Yield Fund - Class A	JNL/T. Rowe Price U.S. High Yield Fund - Class I
Operations
Net investment income (loss)	$(269,383)	$(70,530,408)	$(161,325)	$(16,259,345)	$(68,841)	$(1,476,855)	$(7,036)
Net realized gain (loss) on investments	3,360,466	329,904,681	1,478,304	18,130,872	299,411	(1,013,293)	(879)
Net change in unrealized appreciation
(depreciation) on investments	18,217,105	798,538,466	7,866,658	30,870,122	389,506	5,147,004	83,696
Net change in net assets
from operations	21,308,188	1,057,912,739	9,183,637	32,741,649	620,076	2,656,856	75,781

Contract transactions
Purchase payments	26,050,009	333,687,821	11,005,295	174,695,464	6,941,580	14,442,791	400,269
Surrenders and terminations	(1,959,567)	(301,451,728)	(1,833,389)	(139,504,526)	(913,769)	(9,079,510)	(88,773)
Transfers between Investment Divisions	(658,548)	(581,799,759)	(2,462,287)	263,377,943	98,368	4,460,530	233,884
Contract owner charges	(616,946)	(65,440,201)	(349,327)	(13,818,263)	(135,392)	(1,082,761)	(17,753)
Net change in net assets
from contract transactions	22,814,948	(615,003,867)	6,360,292	284,750,618	5,990,787	8,741,050	527,627

Net change in net assets	44,123,136	442,908,872	15,543,929	317,492,267	6,610,863	11,397,906	603,408

Net assets beginning of year	44,956,200	5,518,629,758	33,387,429	1,089,491,523	11,448,426	127,010,798	1,453,319

Net assets end of year	$89,079,336	$5,961,538,630	$48,931,358	$1,406,983,790	$18,059,289	$138,408,704	$2,056,727

Contract unit transactions
Units outstanding at beginning of year	345,471	40,941,540	171,822	101,964,647	888,659	11,171,413	126,960
Units issued	329,947	5,446,383	100,925	80,008,853	1,397,150	7,011,610	94,162
Units redeemed	(175,661)	(10,212,175)	(68,078)	(53,881,025)	(933,017)	(6,278,727)	(48,195)
Units outstanding at end of year	499,757	36,175,748	204,669	128,092,475	1,352,792	11,904,296	172,927

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/T. Rowe Price Value Fund - Class A	JNL/T. Rowe Price Value Fund - Class I	JNL/Vanguard Growth ETF Allocation Fund - Class A	JNL/Vanguard Growth ETF Allocation Fund - Class I	JNL/Vanguard Moderate ETF Allocation Fund - Class A	JNL/Vanguard Moderate ETF Allocation Fund - Class I	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A
Operations
Net investment income (loss)	$(23,242,133)	$(63,523)	$(5,822,783)	$(99,010)	$(4,161,785)	$(49,993)	$(5,257,522)
Net realized gain (loss) on investments	1,790,894	18,339	6,665,465	639,683	5,301,880	301,253	3,876,041
Net change in unrealized appreciation
(depreciation) on investments	184,879,490	2,340,976	71,743,398	3,504,958	31,500,309	906,539	54,938,274
Net change in net assets
from operations	163,428,251	2,295,792	72,586,080	4,045,631	32,640,404	1,157,799	53,556,793

Contract transactions
Purchase payments	99,752,597	3,921,519	102,765,905	7,769,943	90,079,222	4,071,061	117,759,494
Surrenders and terminations	(113,038,256)	(308,493)	(15,414,092)	(2,058,450)	(18,903,847)	(410,647)	(16,935,369)
Transfers between Investment Divisions	18,045,865	3,769,043	43,168,016	(294,796)	44,746,899	(1,438,251)	58,039,222
Contract owner charges	(19,013,282)	(144,173)	(5,734,336)	(270,084)	(3,424,969)	(101,167)	(4,671,370)
Net change in net assets
from contract transactions	(14,253,076)	7,237,896	124,785,493	5,146,613	112,497,305	2,120,996	154,191,977

Net change in net assets	149,175,175	9,533,688	197,371,573	9,192,244	145,137,709	3,278,795	207,748,770

Net assets beginning of year	1,961,880,038	12,740,400	392,364,802	20,133,745	299,395,224	10,626,773	362,388,460

Net assets end of year	$2,111,055,213	$22,274,088	$589,736,375	$29,325,989	$444,532,933	$13,905,568	$570,137,230

Contract unit transactions
Units outstanding at beginning of year	55,559,463	272,550	34,068,671	1,695,877	27,289,361	940,630	32,245,294
Units issued	13,022,600	261,986	20,552,720	975,995	18,894,727	510,926	20,200,957
Units redeemed	(13,773,409)	(99,171)	(9,024,508)	(497,229)	(8,820,942)	(328,408)	(6,485,109)
Units outstanding at end of year	54,808,654	435,365	45,596,883	2,174,643	37,363,146	1,123,148	45,961,142

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I	JNL/WCM Focused International Equity Fund - Class A	JNL/WCM Focused International Equity Fund - Class I	JNL/Westchester Capital Event Driven Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class I	JNL/WMC Balanced Fund - Class A	JNL/WMC Balanced Fund - Class I
Operations
Net investment income (loss)	$(67,165)	$(2,775,815)	$2,146	$(472,006)	$(2,495)	$(103,670,547)	$(177,672)
Net realized gain (loss) on investments	80,640	17,742,755	462,329	(247,346)	78	214,920,328	760,079
Net change in unrealized appreciation
(depreciation) on investments	1,800,265	68,953,733	1,649,060	1,305,244	31,626	413,453,516	3,459,774
Net change in net assets
from operations	1,813,740	83,920,673	2,113,535	585,892	29,209	524,703,297	4,042,181

Contract transactions
Purchase payments	5,914,165	42,395,947	2,299,219	3,759,959	96,281	633,170,253	17,124,902
Surrenders and terminations	(786,033)	(13,597,816)	(651,450)	(2,585,814)	(56,455)	(517,402,215)	(1,514,661)
Transfers between Investment Divisions	(1,110,505)	42,340,575	1,624,365	(8,606,201)	12,105	(314,598,310)	(4,277,066)
Contract owner charges	(154,599)	(2,890,256)	(60,862)	(327,023)	(5,552)	(94,477,857)	(475,998)
Net change in net assets
from contract transactions	3,863,028	68,248,450	3,211,272	(7,759,079)	46,379	(293,308,129)	10,857,177

Net change in net assets	5,676,768	152,169,123	5,324,807	(7,173,187)	75,588	231,395,168	14,899,358

Net assets beginning of year	14,592,945	235,077,003	4,231,401	45,928,818	667,735	8,382,355,678	34,219,171

Net assets end of year	$20,269,713	$387,246,126	$9,556,208	$38,755,631	$743,323	$8,613,750,846	$49,118,529

Contract unit transactions
Units outstanding at beginning of year	1,259,931	14,044,116	236,080	4,042,601	56,850	150,402,351	438,145
Units issued	793,541	10,264,035	295,983	1,955,258	51,525	21,775,285	319,044
Units redeemed	(484,775)	(6,552,401)	(127,991)	(2,756,160)	(48,923)	(27,915,230)	(177,345)
Units outstanding at end of year	1,568,697	17,755,750	404,072	3,241,699	59,452	144,262,406	579,844

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/WMC Equity Income Fund - Class A	JNL/WMC Equity Income Fund - Class I	JNL/WMC Global Real Estate Fund - Class A	JNL/WMC Global Real Estate Fund - Class I	JNL/WMC Government Money Market Fund - Class A	JNL/WMC Government Money Market Fund - Class I	JNL/WMC Value Fund - Class A
Operations
Net investment income (loss)	$(4,874,614)	$(45,337)	$(11,546,688)	$(9,085)	$(21,971,954)	$(47,170)	$(8,915,013)
Net realized gain (loss) on investments	467,761	45,977	(24,526,841)	(60,746)	—	—	(5,423,302)
Net change in unrealized appreciation
(depreciation) on investments	26,797,524	718,506	(116,582,046)	(106,588)	—	—	2,317,642
Net change in net assets
from operations	22,390,671	719,146	(152,655,575)	(176,419)	(21,971,954)	(47,170)	(12,020,673)

Contract transactions
Purchase payments	70,275,677	3,646,746	19,835,779	966,273	798,612,822	48,485,303	28,946,589
Surrenders and terminations	(17,075,245)	(290,768)	(63,479,686)	(83,011)	(692,289,108)	(7,507,940)	(38,473,432)
Transfers between Investment Divisions	102,090,180	957,617	(65,094,721)	(463,591)	1,009,130,408	(12,850,855)	(44,958,145)
Contract owner charges	(4,421,731)	(97,537)	(10,377,842)	(19,770)	(24,205,409)	(328,054)	(7,915,588)
Net change in net assets
from contract transactions	150,868,881	4,216,058	(119,116,470)	399,901	1,091,248,713	27,798,454	(62,400,576)

Net change in net assets	173,259,552	4,935,204	(271,772,045)	223,482	1,069,276,759	27,751,284	(74,421,249)

Net assets beginning of year	327,445,504	9,093,996	1,111,643,185	2,436,792	1,190,469,999	13,000,694	766,539,735

Net assets end of year	$500,705,056	$14,029,200	$839,871,140	$2,660,274	$2,259,746,758	$40,751,978	$692,118,486

Contract unit transactions
Units outstanding at beginning of year	27,373,611	745,252	54,791,116	102,173	98,666,542	781,087	17,993,522
Units issued	23,079,657	672,881	6,908,832	106,034	328,123,295	5,753,719	2,939,490
Units redeemed	(9,156,514)	(300,232)	(14,008,599)	(81,114)	(237,851,653)	(4,068,699)	(4,748,349)
Units outstanding at end of year	41,296,754	1,117,901	47,691,349	127,093	188,938,184	2,466,107	16,184,663

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2020

JNL/WMC Value Fund - Class I
Operations
Net investment income (loss)	$(11,003)
Net realized gain (loss) on investments	(42,507)
Net change in unrealized appreciation
(depreciation) on investments	217,814
Net change in net assets
from operations	164,304

Contract transactions
Purchase payments	1,405,266
Surrenders and terminations	(53,787)
Transfers between Investment Divisions	148,076
Contract owner charges	(22,938)
Net change in net assets
from contract transactions	1,476,617

Net change in net assets	1,640,921

Net assets beginning of year	2,332,503

Net assets end of year	$3,973,424

Contract unit transactions
Units outstanding at beginning of year	42,786
Units issued	44,532
Units redeemed	(15,763)
Units outstanding at end of year	71,555

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2021
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL Aggressive Growth Allocation Fund - Class A
12/31/2021	1,696,279	80,303	0.00	16.004059	11.84		3.15	25.618333	15.42		0.00
12/31/2020	1,535,676	82,886	0.00	14.309447	12.77		3.15	22.196487	16.37		0.00
12/31/2019	1,427,117	88,415	0.00	12.689275	22.15		3.15	19.073887	26.05		0.00
12/31/2018	1,255,546	96,925	0.00	10.388230	(13.26)		3.15	15.131591	(10.47)		0.00
12/31/2017	1,436,564	98,148	0.00	11.975808	17.65		3.15	16.901066	13.65	‡	0.00
JNL Aggressive Growth Allocation Fund - Class I
12/31/2021	15,790	777	0.00	23.358078	2.91	‡	0.80	19.596884	15.32		0.35
12/31/2020	10,274	588	0.00	16.937504	16.21		0.45	16.992917	16.33		0.35
12/31/2019	8,118	525	0.00	14.574877	25.80		0.45	14.607927	25.93		0.35
12/31/2018	3,716	307	0.00	11.585525	(10.56)		0.45	11.600188	(10.47)		0.35
12/31/2017+	266	21	0.00	12.953324	4.89	‡	0.45	12.956691	4.91	‡	0.35
JNL Bond Index Fund - Class I
12/31/2021+	499	38	0.00	9.296795	0.43	‡	0.40	20.543304	(0.01	)‡	0.35
JNL Conservative Allocation Fund - Class A
12/31/2021	716,760	54,000	0.00	11.612840	1.06		2.55	14.949717	3.67		0.00
12/31/2020	743,677	57,455	0.00	11.490582	21.08	‡	2.55	14.419877	7.51		0.00
12/31/2019	427,061	34,935	0.00	11.007148	1.20	‡	2.50	13.412056	12.46		0.00
12/31/2018	322,079	29,229	0.00	10.108732	(4.10	)‡	2.40	11.926441	(3.12)		0.00
12/31/2017	237,629	20,582	0.00	10.752382	0.40	‡	2.30	12.310832	7.24	‡	0.00
JNL Conservative Allocation Fund - Class I
12/31/2021	7,337	510	0.00	14.302434	3.60		0.45	14.363941	3.70		0.35
12/31/2020	6,094	439	0.00	13.805267	7.37		0.45	13.850793	7.48		0.35
12/31/2019	3,153	245	0.00	12.857867	12.16		0.45	12.887404	12.27		0.35
12/31/2018	357	31	0.00	11.464191	(3.22)		0.45	11.479042	(3.12)		0.35
12/31/2017+	6	1	0.00	11.846061	1.33	‡	0.45	11.849203	1.36	‡	0.35
JNL Emerging Markets Index Fund - Class I
12/31/2021+	430	33	0.00	8.826963	(8.34	)‡	0.40	14.277535	(0.84	)‡	0.35
JNL Growth Allocation Fund - Class A
12/31/2021	2,514,908	117,797	0.00	16.194353	9.63		3.15	25.920981	13.13		0.00
12/31/2020	2,334,912	122,232	0.00	14.771862	11.77		3.15	22.912073	15.34		0.00
12/31/2019	2,261,023	134,805	0.00	13.215952	19.85		3.15	19.864082	23.68		0.00
12/31/2018	2,011,398	146,725	0.00	11.026831	(11.90)		3.15	16.060585	(9.07)		0.00
12/31/2017	2,347,217	153,866	0.00	12.516462	14.97		3.15	17.662733	11.88	‡	0.00

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL Aggressive Growth Allocation Fund - Class I - September 25, 2017; JNL Bond Index Fund - Class I - April 26, 2021; JNL Conservative Allocation Fund - Class I - September 25, 2017; JNL Emerging Markets Index Fund - Class I - April 26, 2021.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2021
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL Growth Allocation Fund - Class I
12/31/2021	18,309	879	0.00	19.761432	13.00		0.45	19.845966	13.12		0.35
12/31/2020	14,405	756	0.00	17.487397	15.18		0.45	17.544639	15.30		0.35
12/31/2019	11,609	703	0.00	15.182553	23.43		0.45	15.217028	23.56		0.35
12/31/2018	5,906	446	0.00	12.300179	(9.25)		0.45	12.315780	(9.16)		0.35
12/31/2017+	621	46	0.00	13.553626	4.42	‡	0.45	13.557188	4.45	‡	0.35
JNL International Index Fund - Class I
12/31/2021+	879	54	0.00	9.499908	2.72	‡	0.40	32.675232	2.07	‡	0.35
JNL iShares Tactical Growth Fund - Class A
12/31/2021	303,040	13,899	1.00	18.446350	11.87		2.80	24.341745	15.04		0.00
12/31/2020	259,653	13,553	1.93	16.489809	9.18		2.80	21.159049	12.28		0.00
12/31/2019	227,774	13,160	1.70	15.103382	16.26	‡	2.80	18.844841	21.65		0.00
12/31/2018	181,417	12,582	1.35	13.544098	(11.27	)‡	1.95	15.490647	(9.12)		0.00
12/31/2017	199,077	12,407	1.30	15.835235	17.87		1.25	17.045925	17.90	‡	0.00
JNL iShares Tactical Growth Fund - Class I
12/31/2021	7,088	341	1.27	20.419996	14.91		0.45	20.506712	15.03		0.35
12/31/2020	4,950	277	2.74	17.770218	12.09		0.45	17.827845	12.20		0.35
12/31/2019	3,075	192	1.94	15.853401	21.47		0.45	15.888917	21.59		0.35
12/31/2018	2,307	175	3.14	13.051448	(9.26)		0.45	13.067613	(9.17)		0.35
12/31/2017+	27	2	0.00	14.383543	6.31	‡	0.45	14.386886	6.33	‡	0.35
JNL iShares Tactical Moderate Fund - Class A
12/31/2021	195,055	12,752	1.30	13.462688	4.95		2.53	17.299921	7.64		0.00
12/31/2020	170,994	11,903	1.93	12.827564	5.96		2.53	16.071635	8.68		0.00
12/31/2019	139,383	10,388	2.01	12.105596	11.52		2.53	14.787860	14.38		0.00
12/31/2018	116,203	9,666	1.58	10.855338	(7.14	)‡	2.53	12.929021	(5.35)		0.00
12/31/2017	121,843	9,487	1.50	12.689883	10.07		1.25	13.660083	10.66	‡	0.00
JNL iShares Tactical Moderate Fund - Class I
12/31/2021	8,028	513	1.85	15.492938	7.52		0.45	15.563504	7.63		0.35
12/31/2020	4,952	341	2.76	14.408982	8.49		0.45	14.460150	8.60		0.35
12/31/2019	1,911	141	2.55	13.281181	14.22		0.45	13.315026	14.34		0.35
12/31/2018	1,110	93	2.46	11.627573	(5.51)		0.45	11.645547	(5.39)		0.35
12/31/2017+	—	—	0.00	12.308784	3.61	‡	0.45	12.308784	3.61	‡	0.35
JNL iShares Tactical Moderate Growth Fund - Class A
12/31/2021	328,502	17,422	1.17	16.833790	8.85		2.25	21.036193	11.32		0.00
12/31/2020	282,899	16,488	2.07	15.465414	8.67		2.25	18.896230	11.15		0.00
12/31/2019	264,879	16,950	1.93	14.231149	13.80	‡	2.25	17.001281	18.06		0.00
12/31/2018	230,256	17,200	1.56	12.590697	(5.44	)‡	1.95	14.400204	(7.28)		0.00
12/31/2017	263,017	18,007	1.45	14.427137	14.29		1.25	15.530128	14.57	‡	0.00

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL Growth Allocation Fund - Class I - September 25, 2017; JNL International Index Fund - Class I - April 26, 2021; JNL iShares Tactical Growth Fund - Class I - September 25, 2017; JNL iShares Tactical Moderate Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2021
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL iShares Tactical Moderate Growth Fund - Class I
12/31/2021	6,998	379	1.56	18.285402	11.13		0.45	18.362804	11.24		0.35
12/31/2020	4,797	289	2.73	16.454676	10.92		0.45	16.507812	11.03		0.35
12/31/2019	3,340	223	2.36	14.834523	17.92		0.45	14.867550	18.04		0.35
12/31/2018	2,282	176	3.25	12.580051	(7.33)		0.45	12.595453	(7.23)		0.35
12/31/2017+	77	6	0.00	13.574664	4.90	‡	0.45	13.577627	4.93	‡	0.35
JNL Mid Cap Index Fund - Class I
12/31/2021+	1,235	87	0.00	9.638391	3.60	‡	0.40	67.560192	6.45	‡	0.35
JNL Moderate Allocation Fund - Class A
12/31/2021	2,601,062	160,810	0.00	14.117984	4.53		2.70	18.447140	7.40		0.00
12/31/2020	2,601,306	170,568	0.00	13.505767	18.49	‡	2.70	17.176766	11.20		0.00
12/31/2019	563,413	40,186	0.00	12.727537	12.87		2.45	15.447353	15.67		0.00
12/31/2018	453,477	36,646	0.00	11.276696	(8.16	)‡	2.45	13.354971	(4.94)		0.00
12/31/2017	444,046	33,657	0.00	12.241175	1.73	‡	2.34	14.048872	9.48	‡	0.00
JNL Moderate Allocation Fund - Class I
12/31/2021	16,676	948	0.00	17.162933	7.27		0.45	17.236273	7.38		0.35
12/31/2020	13,554	825	0.00	15.999750	11.03		0.45	16.052055	11.14		0.35
12/31/2019	5,883	402	0.00	14.410321	15.57		0.45	14.442979	15.69		0.35
12/31/2018	2,597	208	0.00	12.468441	(5.14)		0.45	12.484202	(5.04)		0.35
12/31/2017+	551	42	0.00	13.143749	2.21	‡	0.45	13.147136	2.23	‡	0.35
JNL Moderate Growth Allocation Fund - Class A
12/31/2021	4,753,181	236,460	0.00	14.039152	6.20		3.70	24.398282	10.20		0.00
12/31/2020	4,732,580	256,429	0.00	13.219630	8.72		3.70	22.140606	12.81		0.00
12/31/2019	2,219,872	132,586	0.00	12.159564	15.19		3.70	19.626383	19.53		0.00
12/31/2018	2,022,087	143,287	0.00	10.555648	(10.04)		3.70	16.419459	(6.64)		0.00
12/31/2017	2,326,033	152,031	0.00	11.734056	10.39		3.70	17.586775	9.16	‡	0.00
JNL Moderate Growth Allocation Fund - Class I
12/31/2021	11,015	580	0.00	18.889394	10.06		0.45	18.970112	10.17		0.35
12/31/2020	7,820	453	0.00	17.162768	12.67		0.45	17.218903	12.79		0.35
12/31/2019	3,966	260	0.00	15.232283	19.31		0.45	15.266835	19.43		0.35
12/31/2018	1,855	145	0.00	12.767379	(6.76)		0.45	12.783548	(6.67)		0.35
12/31/2017+	—	—	0.00	13.693605	3.35	‡	0.45	13.697170	3.37	‡	0.35
JNL Multi-Manager Alternative Fund - Class A
12/31/2021	232,331	20,779	0.00	10.358446	0.55		2.20	11.999295	2.78		0.00
12/31/2020	187,901	17,074	0.00	10.301957	4.00	‡	2.20	11.674444	7.58		0.00
12/31/2019	15,123	1,459	0.00	10.235576	7.73		1.25	10.852152	9.08		0.00
12/31/2018	13,686	1,427	0.00	9.501435	(5.03)		1.25	9.948654	(3.83)		0.00
12/31/2017	11,887	1,181	0.56	10.004507	5.07		1.25	10.344566	5.95	‡	0.00

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL iShares Tactical Moderate Growth Fund - Class I - September 25, 2017; JNL Mid Cap Index Fund - Class I - April 26, 2021; JNL Moderate Allocation Fund - Class I - September 25, 2017; JNL Moderate Growth Allocation Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2021
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL Multi-Manager Alternative Fund - Class I
12/31/2021	2,847	239	0.00	11.932697	2.73		0.45	11.882644	2.78		0.40
12/31/2020+	837	72	0.00	11.615694	15.20	‡	0.45	11.561195	5.31	‡	0.40
JNL Multi-Manager Emerging Markets Equity Fund - Class A
12/31/2021	829,523	54,570	1.22	10.125828	(3.75)		3.90	18.658804	0.08		0.00
12/31/2020	907,772	59,031	1.56	10.520360	10.45	‡	3.90	18.644076	8.86		0.00
12/31/2019	392,405	27,345	2.02	10.455649	13.67		3.61	17.126720	17.85		0.00
12/31/2018	339,583	27,486	1.54	9.198373	(21.26)		3.61	14.532257	(18.35)		0.00
12/31/2017	446,071	29,158	1.26	11.681697	24.05		3.61	17.797685	25.27	‡	0.00
JNL Multi-Manager Emerging Markets Equity Fund - Class I
12/31/2021	10,533	562	1.52	17.186131	(5.36	)‡	0.75	18.442623	0.10		0.30
12/31/2020	9,332	497	1.69	18.973504	8.72		0.45	18.425007	8.88		0.30
12/31/2019	5,455	314	2.74	17.451550	17.64		0.45	16.921652	10.06	‡	0.30
12/31/2018	2,701	183	3.19	14.834349	(18.50)		0.45	14.853113	(18.42)		0.35
12/31/2017+	118	6	0.00	18.202545	6.25	‡	0.45	18.207279	6.28	‡	0.35
JNL Multi-Manager International Small Cap Fund - Class A
12/31/2021	516,746	33,206	0.48	14.544633	0.78	‡	3.30	16.264341	15.62		0.00
12/31/2020	4,018	292	1.71	13.654639	30.54		1.25	14.067615	32.18		0.00
12/31/2019	6,058	577	0.91	10.460508	30.08		1.25	10.643009	31.72		0.00
12/31/2018+	411	51	0.00	8.041347	(18.59	)‡	1.25	8.080006	(19.20	)‡	0.00
JNL Multi-Manager International Small Cap Fund - Class I
12/31/2021+	4,185	258	0.49	15.998258	0.92	‡	0.80	16.244131	3.09	‡	0.35
JNL Multi-Manager Mid Cap Fund - Class A
12/31/2021	446,998	22,346	0.00	18.208647	20.51		3.05	21.391725	24.25		0.00
12/31/2020	256,509	15,741	0.00	15.109196	11.08		3.05	17.217214	14.52		0.00
12/31/2019	192,437	13,360	0.00	13.602444	24.90		3.05	15.034589	28.77		0.00
12/31/2018	101,433	8,949	0.00	10.890739	(8.41	)‡	3.05	11.675917	(5.70)		0.00
12/31/2017	56,173	4,613	0.12	12.009157	13.30		2.40	12.381432	14.11	‡	0.00
JNL Multi-Manager Mid Cap Fund - Class I
12/31/2021	13,680	645	0.00	20.809734	4.70	‡	0.80	21.282976	24.12		0.35
12/31/2020	5,986	350	0.00	17.090974	14.44		0.45	17.146864	14.56		0.35
12/31/2019	2,784	186	0.00	14.934217	28.52		0.45	14.968076	28.65		0.35
12/31/2018	1,509	130	0.54	11.619898	(5.88)		0.45	11.634604	(5.78)		0.35
12/31/2017+	35	3	0.00	12.345542	6.24	‡	0.45	12.348750	6.27	‡	0.35

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL Multi-Manager Alternative Fund - Class I - April 27, 2020; JNL Multi-Manager Emerging Markets Equity Fund - Class I - September 25, 2017; JNL Multi-Manager International Small Cap Fund - Class A - August 13, 2018; JNL Multi-Manager International Small Cap Fund - Class I - April 26, 2021; JNL Multi-Manager Mid Cap Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2021
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL Multi-Manager Small Cap Growth Fund - Class A
12/31/2021	2,632,127	27,832	0.00	49.102548	(1.03)		3.91	132.029409	2.92		0.00
12/31/2020	2,556,139	27,576	0.00	49.611387	40.81		3.91	128.282149	46.43		0.00
12/31/2019	1,869,735	29,270	0.00	35.232812	30.68		3.91	87.609325	35.89		0.00
12/31/2018	1,318,819	27,849	0.00	26.960739	(5.83)		3.91	64.470803	(2.05)		0.00
12/31/2017	1,194,495	24,525	0.00	28.629283	22.37		3.91	65.821389	25.21	‡	0.00
JNL Multi-Manager Small Cap Growth Fund - Class I
12/31/2021	40,357	301	0.00	113.991339	(1.41	)‡	0.80	137.503405	2.86		0.35
12/31/2020	26,498	202	0.00	133.243460	46.21		0.45	133.679356	46.35		0.35
12/31/2019	11,378	126	0.00	91.133851	35.70		0.45	91.340597	35.84		0.35
12/31/2018	4,466	68	0.00	67.156378	(2.22)		0.45	67.241448	(2.12)		0.35
12/31/2017+	67	1	0.00	68.678173	7.85	‡	0.45	68.696054	7.88	‡	0.35
JNL Multi-Manager Small Cap Value Fund - Class A
12/31/2021	1,265,732	43,048	0.00	19.159203	18.27		3.91	36.761510	22.99		0.00
12/31/2020	684,398	28,256	0.00	16.199045	1.71		3.91	29.889855	5.76		0.00
12/31/2019	665,294	28,692	0.00	15.927205	20.46		3.91	28.261309	25.26		0.00
12/31/2018	540,931	28,900	0.30	13.221928	(18.06)		3.91	22.561369	(14.77)		0.00
12/31/2017	642,867	28,890	0.59	16.135990	6.81		3.91	26.472295	11.52	‡	0.00
JNL Multi-Manager Small Cap Value Fund - Class I
12/31/2021	15,201	409	0.00	33.392621	2.27	‡	0.80	37.588690	22.92		0.35
12/31/2020	4,765	157	0.00	30.480090	5.61		0.45	30.579793	5.72		0.35
12/31/2019	3,022	105	0.00	28.860487	25.01		0.45	28.925944	25.13		0.35
12/31/2018	1,055	46	1.04	23.087037	(14.84)		0.45	23.116267	(14.76)		0.35
12/31/2017+	55	2	0.00	27.111032	5.74	‡	0.45	27.118067	5.77	‡	0.35
JNL S&P 500 Index Fund - Class I
12/31/2021	287,588	14,364	0.00	19.725087	27.50		0.80	20.107559	28.08		0.35
12/31/2020	168,253	10,759	0.00	15.470471	15.57	‡	0.80	15.699539	17.74		0.35
12/31/2019	81,274	6,119	0.00	13.303644	30.66		0.45	13.333817	30.79		0.35
12/31/2018	27,799	2,730	0.00	10.181824	(5.09)		0.45	10.194734	(4.99)		0.35
12/31/2017+	728	68	0.00	10.727411	7.27	‡	0.45	10.730223	7.30	‡	0.35
JNL Small Cap Index Fund - Class I
12/31/2021+	711	46	0.00	9.666083	3.90	‡	0.40	58.630802	2.84	‡	0.35
JNL/American Funds Balanced Fund - Class A
12/31/2021	2,604,564	112,240	0.00	13.341951	10.36		3.86	30.796705	14.71		0.00
12/31/2020	1,939,635	95,086	0.00	12.089221	7.81		3.86	26.848404	21.11	‡	0.00
12/31/2019	1,466,521	79,873	0.00	11.212971	16.20		3.86	22.809195	20.48		0.25
12/31/2018	963,782	62,690	0.69	9.649441	(8.51)		3.86	18.932666	(3.60	)‡	0.25
12/31/2017	723,463	44,383	1.19	10.546544	12.30		3.86	19.782320	16.36		0.30

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL Multi-Manager Small Cap Growth Fund - Class I - September 25, 2017; JNL Multi-Manager Small Cap Value Fund - Class I - September 25, 2017; JNL S&P 500 Index Fund - Class I - September 25, 2017; JNL Small Cap Index Fund - Class I - April 26, 2021.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2021
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/American Funds Balanced Fund - Class I
12/31/2021	48,506	1,545	0.00	27.180651	14.17		0.80	31.849733	14.68		0.35
12/31/2020	34,448	1,253	0.00	23.808083	9.46	‡	0.80	27.772578	11.99		0.35
12/31/2019	21,732	885	0.00	24.742636	20.54		0.45	24.798861	20.66		0.35
12/31/2018	10,201	501	1.21	20.525899	(4.99)		0.45	20.551953	(4.90)		0.35
12/31/2017+	431	20	0.00	21.604345	3.89	‡	0.45	21.610033	3.92	‡	0.35
JNL/American Funds Bond Fund of America Fund - Class A
12/31/2021+	59,611	5,944	0.00	9.972763	(0.04	)‡	2.15	10.109997	1.20	‡	0.00
JNL/American Funds Bond Fund of America Fund - Class I
12/31/2021+	1,656	164	0.00	10.098957	1.09	‡	0.45	10.105847	1.16	‡	0.35
JNL/American Funds Capital Income Builder Fund - Class A
12/31/2021	255,934	20,223	0.00	12.173859	11.76		2.45	13.160022	14.53		0.00
12/31/2020	171,048	15,297	0.00	10.892647	1.46		2.45	11.490023	3.98		0.00
12/31/2019	120,088	11,027	0.00	10.735389	14.59		2.45	11.050029	17.43		0.00
12/31/2018+	21,747	2,311	0.00	9.368831	(5.41	)‡	2.45	9.410013	(5.43	)‡	0.00
JNL/American Funds Capital Income Builder Fund - Class I
12/31/2021	6,987	532	0.00	13.108831	14.42		0.45	13.241678	5.80	‡	0.30
12/31/2020	4,440	387	0.00	11.456417	3.76		0.45	11.483819	3.87		0.35
12/31/2019	2,892	262	0.00	11.041009	17.29		0.45	11.056317	17.40		0.35
12/31/2018+	1,212	128	0.00	9.413710	(5.39	)‡	0.45	9.417334	(5.35	)‡	0.35
JNL/American Funds Capital World Bond Fund - Class A
12/31/2021	454,547	40,948	0.00	8.970656	(8.27)		3.16	12.966569	(5.33)		0.00
12/31/2020	476,909	40,193	0.00	9.779610	6.14		3.16	13.696146	12.13	‡	0.00
12/31/2019	468,666	42,770	0.00	9.213766	4.17		3.16	12.203739	7.24		0.25
12/31/2018	472,081	45,804	0.59	8.845340	(4.70)		3.16	11.379722	(1.87)		0.25
12/31/2017	492,409	46,440	0.33	9.281129	3.25		3.16	11.596046	(0.87	)‡	0.25
JNL/American Funds Capital World Bond Fund - Class I
12/31/2021	4,713	361	0.00	12.172165	(5.77)		0.80	13.165243	(5.34)		0.35
12/31/2020	3,433	249	0.00	12.917349	9.00		0.80	13.908448	9.49		0.35
12/31/2019	2,181	173	0.00	11.850578	0.25	‡	0.80	12.702509	7.45		0.35
12/31/2018	1,123	95	1.20	11.807252	(1.83)		0.45	11.822216	(1.74)		0.35
12/31/2017+	155	13	0.00	12.027829	(0.39	)‡	0.45	12.030961	(0.37	)‡	0.35

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/American Funds Balanced Fund - Class I - September 25, 2017; JNL/American Funds Bond Fund of America Fund - Class A - April 26, 2021; JNL/American Funds Bond Fund of America Fund - Class I - April 26, 2021; JNL/American Funds Capital Income Builder Fund - Class A - August 13, 2018; JNL/American Funds Capital Income Builder Fund - Class I - August 13, 2018; JNL/American Funds Capital World Bond Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2021
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/American Funds Global Growth Fund - Class A
12/31/2021	916,809	34,819	0.00	23.085357	7.98	‡	2.80	29.119510	16.08		0.00
12/31/2020	704,355	30,693	0.00	20.528794	26.56		2.75	25.085881	30.09		0.00
12/31/2019	425,322	23,758	0.00	16.220790	4.22	‡	2.75	19.284083	34.95		0.00
12/31/2018	206,533	15,303	0.33	12.552094	(11.95	)‡	2.45	14.290179	(9.31)		0.00
12/31/2017	157,760	10,461	0.69	14.935429	29.45		1.25	15.757258	27.18	‡	0.00
JNL/American Funds Global Growth Fund - Class I
12/31/2021	25,150	926	0.00	27.776315	15.54		0.80	26.925582	16.06		0.35
12/31/2020	15,256	652	0.00	24.041448	29.37		0.80	23.200508	29.95		0.35
12/31/2019	6,995	391	0.00	18.583289	14.56	‡	0.80	17.852812	34.92		0.35
12/31/2018	2,795	211	0.78	13.215873	(9.44)		0.45	13.232529	(9.35)		0.35
12/31/2017+	257	18	0.00	14.593004	5.75	‡	0.45	14.596697	5.77	‡	0.35
JNL/American Funds Global Small Capitalization Fund - Class A
12/31/2021	857,882	35,358	0.00	17.972404	2.31		3.90	28.332883	6.38		0.00
12/31/2020	828,062	35,884	0.00	17.566799	12.99	‡	3.90	26.634150	58.76	‡	0.00
12/31/2019	707,894	39,195	0.00	15.323369	27.15		3.06	20.007908	30.70		0.30
12/31/2018	582,674	41,752	0.11	12.051776	(13.48)		3.06	15.307757	(11.04)		0.30
12/31/2017	643,349	40,628	0.19	13.928960	21.75		3.06	17.207850	25.15		0.30
JNL/American Funds Global Small Capitalization Fund - Class I
12/31/2021	13,156	464	0.00	26.564283	5.86		0.80	28.731844	6.33		0.35
12/31/2020	7,401	276	0.00	25.094692	27.23	‡	0.80	27.020523	29.33		0.35
12/31/2019	4,662	225	0.00	20.845693	30.85		0.45	20.893060	30.98		0.35
12/31/2018	2,548	161	0.38	15.931040	(10.88)		0.45	15.951193	(10.79)		0.35
12/31/2017+	225	13	0.00	17.875841	6.19	‡	0.45	17.880467	6.22	‡	0.35
JNL/American Funds Growth Allocation Fund - Class A
12/31/2021	3,918,414	163,349	0.00	19.766571	5.49	‡	3.30	27.196386	13.64		0.00
12/31/2020	3,315,196	155,187	0.00	18.531371	16.55		2.95	23.932818	20.04		0.00
12/31/2019	2,668,219	148,120	0.00	15.899604	19.78	‡	2.95	19.937036	23.37		0.00
12/31/2018	2,170,711	146,896	0.00	13.184675	(7.49	)‡	3.05	16.160931	(5.39)		0.00
12/31/2017	1,994,589	126,210	0.00	14.452752	17.12		2.95	17.081415	13.32	‡	0.00
JNL/American Funds Growth Allocation Fund - Class I
12/31/2021	46,895	1,806	0.00	25.700452	11.63	‡	0.80	25.960237	13.57		0.35
12/31/2020	31,039	1,358	0.00	22.783455	19.88		0.45	22.857876	20.00		0.35
12/31/2019	16,541	868	0.00	19.005851	23.16		0.45	19.048875	23.28		0.35
12/31/2018	9,260	599	0.00	15.432352	(5.50)		0.45	15.451822	(5.41)		0.35
12/31/2017+	267	16	0.00	16.331389	4.96	‡	0.45	16.335574	4.98	‡	0.35
JNL/American Funds Growth Fund - Class A
12/31/2021	4,201,244	89,946	0.00	38.149604	2.98	‡	3.30	52.903002	21.61		0.00
12/31/2020	2,879,864	74,096	0.00	33.156174	47.05		3.05	43.502844	51.60		0.00
12/31/2019	1,108,232	42,510	0.00	22.548230	26.40		3.05	28.695777	30.32		0.00
12/31/2018	518,663	25,442	0.00	17.838341	(9.26	)‡	3.05	22.019705	(0.61)		0.00
12/31/2017	346,118	16,594	0.00	20.580021	26.29		1.25	22.153845	23.68	‡	0.00

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/American Funds Global Growth Fund - Class I - September 25, 2017; JNL/American Funds Global Small Capitalization Fund - Class I - September 25, 2017; JNL/American Funds Growth Allocation Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2021
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/American Funds Growth Fund - Class I
12/31/2021	80,963	1,585	0.00	49.916292	21.00		0.80	51.189855	21.55	0.35
12/31/2020	49,948	1,189	0.00	41.253152	25.68	‡	0.80	42.115705	51.50	0.35
12/31/2019	19,893	718	0.00	27.735761	30.16		0.45	27.798682	30.29	0.35
12/31/2018	9,274	434	0.00	21.308283	(0.78)		0.45	21.335275	(0.68)	0.35
12/31/2017+	473	22	0.00	21.474835	7.86	‡	0.45	21.480421	7.89 ‡	0.35
JNL/American Funds Growth-Income Fund - Class A
12/31/2021	9,906,526	280,142	0.00	26.079531	18.92		3.90	41.111164	23.65	0.00
12/31/2020	8,098,565	279,865	0.00	21.930401	8.77		3.90	33.248200	13.10	0.00
12/31/2019	7,349,008	283,739	0.00	20.161626	20.84		3.90	29.397382	25.66	0.00
12/31/2018	5,780,078	277,013	0.00	16.683895	(7.95	)‡	3.90	23.395262	(2.16)	0.00
12/31/2017	5,536,129	256,527	0.00	18.771879	18.09		3.16	23.911570	18.56 ‡	0.00
JNL/American Funds Growth-Income Fund - Class I
12/31/2021	121,750	2,967	0.00	38.494069	23.02		0.80	41.634400	23.58	0.35
12/31/2020	83,624	2,513	0.00	31.290715	12.55		0.80	33.691440	13.06	0.35
12/31/2019	52,427	1,785	0.00	27.800682	11.45	‡	0.80	29.799180	25.59	0.35
12/31/2018	24,204	1,028	0.00	23.697047	(2.31)		0.45	23.727091	(2.21)	0.35
12/31/2017+	989	41	0.00	24.257930	6.42	‡	0.45	24.264275	6.45 ‡	0.35
JNL/American Funds International Fund - Class A
12/31/2021	1,723,832	102,771	0.00	13.194338	(5.06)		3.36	19.524749	(1.82)	0.00
12/31/2020	1,830,899	105,878	0.00	13.898067	9.80		3.36	19.886524	13.56	0.00
12/31/2019	1,826,377	118,439	0.00	12.657059	18.40		3.36	17.512356	22.45	0.00
12/31/2018	1,632,856	128,183	0.86	10.689689	(16.40)		3.36	14.301571	(13.53)	0.00
12/31/2017	1,920,571	128,828	0.71	12.787425	27.30		3.36	16.539752	26.87 ‡	0.00
JNL/American Funds International Fund - Class I
12/31/2021	16,619	848	0.00	18.305285	(2.35)		0.80	19.797962	(1.91)	0.35
12/31/2020	13,517	675	0.00	18.744941	20.93	‡	0.80	20.183268	13.53	0.35
12/31/2019	9,845	558	0.00	17.737167	22.26		0.45	17.777404	22.38	0.35
12/31/2018	6,464	447	1.70	14.507614	(13.61)		0.45	14.525984	(13.53)	0.35
12/31/2017+	195	12	0.00	16.794047	5.33	‡	0.45	16.798415	5.36 ‡	0.35
JNL/American Funds Moderate Growth Allocation Fund - Class A
12/31/2021	2,910,596	145,685	0.00	12.094018	3.04		6.50	22.682135	9.96	0.00
12/31/2020	2,668,914	145,159	0.00	11.737335	9.94		6.50	20.627715	17.32	0.00
12/31/2019	2,294,071	144,592	0.00	10.676599	4.28	‡	6.50	17.582565	18.65	0.00
12/31/2018	2,009,615	148,503	0.00	10.473274	(9.15	)‡	5.20	14.818991	(4.57)	0.00
12/31/2017	2,097,975	146,166	0.00	12.448215	4.60	‡	3.90	15.528143	10.05 ‡	0.00
JNL/American Funds Moderate Growth Allocation Fund - Class I
12/31/2021	25,130	1,163	0.00	21.611145	9.77		0.45	21.703542	9.88	0.35
12/31/2020	19,610	997	0.00	19.688522	17.14		0.45	19.752929	17.26	0.35
12/31/2019	15,405	918	0.00	16.807751	18.46		0.45	16.845881	18.58	0.35
12/31/2018	7,935	558	0.00	14.188949	(4.72)		0.45	14.206917	(4.63)	0.35
12/31/2017+	568	38	0.00	14.892546	3.71	‡	0.45	14.896423	3.74 ‡	0.35

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/American Funds Growth Fund - Class I - September 25, 2017; JNL/American Funds Growth-Income Fund - Class I - September 25, 2017; JNL/American Funds International Fund - Class I - September 25, 2017; JNL/American Funds Moderate Growth Allocation Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2021
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/American Funds New World Fund - Class A
12/31/2021	1,642,948	89,363	0.00	13.620431	0.46		3.90	21.471374	4.46		0.00
12/31/2020	1,553,489	87,280	0.00	13.557712	18.35		3.90	20.554981	23.06	‡	0.00
12/31/2019	1,390,052	94,944	0.00	11.455749	23.76		3.90	16.304921	28.37		0.25
12/31/2018	1,148,077	99,662	0.54	9.256347	(5.00	)‡	3.90	12.701995	(14.63)		0.25
12/31/2017	1,342,595	98,563	0.32	11.906634	24.89		3.16	14.878559	8.69	‡	0.25
JNL/American Funds New World Fund - Class I
12/31/2021	28,530	1,327	0.00	20.129890	3.94		0.80	21.772016	4.41		0.35
12/31/2020	20,083	975	0.00	19.366640	19.66	‡	0.80	20.852618	23.01		0.35
12/31/2019	12,214	728	0.00	16.913557	28.42		0.45	16.952068	28.55		0.35
12/31/2018	6,165	471	1.22	13.170329	(14.49)		0.45	13.187043	(14.40)		0.35
12/31/2017+	218	14	0.00	15.401597	5.36	‡	0.45	15.405644	5.38	‡	0.35
JNL/American Funds Washington Mutual Investors Fund - Class A
12/31/2021	3,693,597	119,993	0.00	16.826246	19.30		6.50	35.926081	27.31		0.00
12/31/2020	3,072,092	125,575	0.00	14.104394	1.60		6.50	28.219237	28.97	‡	0.00
12/31/2019	3,046,358	133,328	0.00	13.882927	7.30	‡	6.50	25.285147	20.60		0.30
12/31/2018	2,699,798	141,339	0.00	13.709623	(12.37	)‡	5.20	20.965968	(9.27)		0.30
12/31/2017	3,200,699	150,649	0.00	17.536302	8.26	‡	3.90	23.108209	16.26		0.30
JNL/American Funds Washington Mutual Investors Fund - Class I
12/31/2021	37,965	1,055	0.00	33.662513	26.68		0.80	36.408568	27.26		0.35
12/31/2020	21,808	770	0.00	26.571976	7.85		0.80	28.610584	8.34		0.35
12/31/2019	14,079	537	0.00	24.637114	12.79	‡	0.80	26.408076	20.94		0.35
12/31/2018	5,838	268	0.00	21.808437	(9.13)		0.45	21.836077	(9.04)		0.35
12/31/2017+	146	6	0.00	24.000396	7.79	‡	0.45	24.006653	7.82	‡	0.35
JNL/AQR Large Cap Defensive Style Fund - Class A
12/31/2021	369,344	26,174	0.00	13.631113	18.74		2.70	14.589988	21.99		0.00
12/31/2020	51,336	4,376	0.00	11.479776	8.80		2.70	11.959988	11.78		0.00
12/31/2019+	34,342	3,231	0.00	10.550987	4.41	‡	2.70	10.700000	7.00	‡	0.00
JNL/AQR Large Cap Defensive Style Fund - Class I
12/31/2021	5,298	364	0.00	14.406169	8.93	‡	0.80	14.570938	21.97		0.35
12/31/2020	1,642	138	0.00	11.928123	11.63		0.45	11.946258	11.75		0.35
12/31/2019+	570	53	0.00	10.684961	6.85	‡	0.45	10.690511	6.91	‡	0.35
JNL/Baillie Gifford International Growth Fund - Class A
12/31/2021	1,087,602	66,347	0.00	15.047053	(11.14	)‡	3.30	17.080002	(6.97)		0.00
12/31/2020	1,169,440	65,557	0.00	16.882390	52.02		3.00	18.360002	56.66		0.00
12/31/2019	593,931	51,505	0.00	11.105028	26.65		3.00	11.720002	30.51		0.00
12/31/2018	412,463	46,069	0.00	8.768068	(19.41	)‡	3.00	8.980002	(13.15)		0.00
12/31/2017+	73,360	7,021	0.00	10.416236	0.76	‡	2.60	10.340002	4.87	‡	0.00

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/American Funds New World Fund - Class I - September 25, 2017; JNL/American Funds Washington Mutual Investors Fund - Class I - September 25, 2017; JNL/AQR Large Cap Defensive Style Fund - Class A - June 24, 2019; JNL/AQR Large Cap Defensive Style Fund - Class I - June 24, 2019; JNL/Baillie Gifford International Growth Fund - Class A - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2021
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/Baillie Gifford International Growth Fund - Class I
12/31/2021	29,508	1,738	0.00	16.947159	(7.44)		0.80	17.033755	(7.02)		0.35
12/31/2020	28,847	1,579	0.00	18.308530	55.91		0.80	18.319384	56.62		0.35
12/31/2019	11,324	972	0.00	11.742650	16.29	‡	0.80	11.696871	30.40		0.35
12/31/2018	5,753	641	0.00	8.958818	(13.26)		0.45	8.970170	(13.17)		0.35
12/31/2017+	209	20	0.00	10.327890	4.75	‡	0.45	10.330587	4.77	‡	0.35
JNL/Baillie Gifford U.S. Equity Growth Fund - Class A
12/31/2021+	1,433	162	0.00	8.804434	(11.96	)‡	1.25	8.880003	(11.20	)‡	0.00
JNL/BlackRock Advantage International Fund - Class A
12/31/2021	31,876	2,578	0.82	12.069800	10.46		2.25	12.774956	12.98		0.00
12/31/2020	12,956	1,168	0.43	10.926852	2.83	‡	2.25	11.307693	6.82		0.00
12/31/2019+	3,205	305	1.51	10.486693	6.11	‡	1.80	10.585402	5.85	‡	0.00
JNL/BlackRock Advantage International Fund - Class I
12/31/2021	1,676	132	0.70	12.731621	12.79		0.45	12.762088	12.90		0.35
12/31/2020	592	52	0.80	11.288083	6.71		0.45	11.303814	6.81		0.35
12/31/2019+	159	15	3.03	10.578704	5.79	‡	0.45	10.582856	5.83	‡	0.35
JNL/BlackRock Global Allocation Fund - Class A
12/31/2021	3,498,419	196,890	0.00	13.281030	3.20		3.90	20.578933	7.30		0.00
12/31/2020	3,536,425	210,915	0.00	12.869740	14.39		3.90	19.178841	18.94		0.00
12/31/2019	3,409,303	238,754	0.00	11.250996	13.20		3.90	16.125194	17.71		0.00
12/31/2018	3,293,387	268,415	0.69	9.938780	(4.30	)‡	3.90	13.699178	(7.62)		0.00
12/31/2017	3,844,119	285,859	1.58	11.428135	9.81		3.61	14.829182	12.14	‡	0.00
JNL/BlackRock Global Allocation Fund - Class I
12/31/2021	22,135	1,094	0.00	20.735386	7.21		0.45	20.823987	7.32		0.35
12/31/2020	19,084	1,011	0.00	19.341129	18.70		0.45	19.404352	18.81		0.35
12/31/2019	14,738	928	0.00	16.294753	17.55		0.45	16.331691	17.67		0.35
12/31/2018	9,598	697	1.34	13.862158	(7.75)		0.45	13.879703	(7.66)		0.35
12/31/2017+	248	16	0.00	15.027185	2.79	‡	0.45	15.031095	2.82	‡	0.35
JNL/BlackRock Global Natural Resources Fund - Class A
12/31/2021	793,031	76,029	0.00	7.234511	25.78		3.75	12.683174	30.59		0.00
12/31/2020	634,835	78,502	0.00	5.751640	0.46	‡	3.75	9.712337	4.29		0.00
12/31/2019	601,724	77,001	0.00	5.769469	10.62		3.70	9.312416	14.79		0.00
12/31/2018	589,692	85,587	1.88	5.215361	(20.28)		3.70	8.112580	(17.27)		0.00
12/31/2017	813,980	96,639	0.92	6.542455	(6.41)		3.70	9.805729	(3.22	)‡	0.00

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Baillie Gifford International Growth Fund - Class I - September 25, 2017; JNL/Baillie Gifford U.S. Equity Growth Fund - Class A - April 26, 2021; JNL/BlackRock Advantage International Fund - Class A - June 24, 2019; JNL/BlackRock Advantage International Fund - Class I - June 24, 2019; JNL/BlackRock Global Allocation Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2021
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/BlackRock Global Natural Resources Fund - Class I
12/31/2021	8,944	732	0.00	11.625406	15.39	‡	0.80	12.434475	30.40		0.35
12/31/2020	2,447	263	0.00	9.403310	4.14		0.45	9.535539	4.25		0.35
12/31/2019	3,030	339	0.00	9.029320	14.57		0.45	9.147146	14.68		0.35
12/31/2018+	614	78	1.64	7.881252	(13.53	)‡	0.45	7.976123	(14.81	)‡	0.35
JNL/BlackRock Large Cap Select Growth Fund - Class A
12/31/2021	4,084,562	33,589	0.00	61.648053	15.84		3.90	174.288204	20.45		0.00
12/31/2020	3,903,352	38,276	0.00	53.217372	33.13		3.90	144.697801	41.12	‡	0.00
12/31/2019	2,839,944	38,242	0.00	39.973551	27.24		3.90	98.282505	31.97		0.25
12/31/2018	2,165,263	38,219	0.00	31.415050	(7.88	)‡	3.90	74.473249	1.63		0.25
12/31/2017	1,884,011	33,596	0.00	34.250500	28.90		3.61	73.279496	8.09	‡	0.25
JNL/BlackRock Large Cap Select Growth Fund - Class I
12/31/2021	45,429	257	0.00	150.614898	15.30	‡	0.80	183.642650	20.38		0.35
12/31/2020	39,167	265	0.00	127.301307	22.78	‡	0.75	152.549247	38.36		0.35
12/31/2019	19,637	183	0.00	110.002923	32.14		0.45	110.252393	32.27		0.35
12/31/2018	8,660	105	0.00	83.249803	1.73		0.45	83.355224	1.83		0.35
12/31/2017+	163	2	0.00	81.834077	9.47	‡	0.45	81.855404	9.50	‡	0.35
JNL/Causeway International Value Select Fund - Class A
12/31/2021	486,524	27,527	1.30	9.572503	4.34		3.91	24.312568	8.50		0.00
12/31/2020	454,045	27,603	4.68	9.174631	1.83		3.91	22.408446	5.89		0.00
12/31/2019	463,206	29,491	2.89	9.009448	14.41		3.91	21.161144	18.97		0.00
12/31/2018	417,372	31,252	1.59	7.874573	(20.69)		3.91	17.786332	(17.51)		0.00
12/31/2017	499,529	30,538	1.08	9.928957	23.55		3.91	21.561951	23.61	‡	0.00
JNL/Causeway International Value Select Fund - Class I
12/31/2021	12,580	509	2.13	25.129489	8.28		0.45	25.236831	8.38		0.35
12/31/2020	3,753	164	5.53	23.208800	5.75		0.45	23.284753	5.86		0.35
12/31/2019	2,138	99	3.45	21.946091	18.76		0.45	21.995888	18.88		0.35
12/31/2018	1,416	77	3.03	18.479294	(17.63)		0.45	18.502707	(17.55)		0.35
12/31/2017+	176	8	0.00	22.435106	6.08	‡	0.45	22.440956	6.11	‡	0.35
JNL/ClearBridge Large Cap Growth Fund - Class A
12/31/2021	523,638	24,456	0.00	19.796152	17.53		3.05	22.547819	21.17		0.00
12/31/2020	425,031	23,770	0.00	16.843503	26.59		3.05	18.608201	30.50		0.00
12/31/2019	286,978	20,684	0.00	13.306031	27.70		3.05	14.258624	31.66		0.00
12/31/2018	112,483	10,560	0.00	10.419656	(2.58	)‡	3.05	10.829992	(0.18)		0.00
12/31/2017+	22,064	2,041	0.00	10.781165	3.37	‡	2.45	10.849989	8.50	‡	0.00
JNL/ClearBridge Large Cap Growth Fund - Class I
12/31/2021	31,665	1,413	0.00	22.063561	0.12	‡	0.80	22.491702	21.14		0.35
12/31/2020	17,294	934	0.00	18.506020	30.37		0.45	18.566585	30.50		0.35
12/31/2019	8,308	585	0.00	14.194528	31.33		0.45	14.226744	31.46		0.35
12/31/2018	2,427	225	0.00	10.808258	(0.27)		0.45	10.821961	(0.17)		0.35
12/31/2017+	24	2	0.00	10.837300	8.37	‡	0.45	10.840126	8.40	‡	0.35

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/BlackRock Global Natural Resources Fund - Class I - August 13, 2018; JNL/BlackRock Large Cap Select Growth Fund - Class I - September 25, 2017; JNL/Causeway International Value Select Fund - Class I - September 25, 2017; JNL/ClearBridge Large Cap Growth Fund - Class A - September 25, 2017; JNL/ClearBridge Large Cap Growth Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2021
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/DFA International Core Equity Fund - Class A
12/31/2021	112,912	9,048	2.16	12.112569	1.28	‡	2.45	12.885069	11.33		0.00
12/31/2020	33,746	2,969	0.86	11.226513	32.92	‡	2.00	11.573397	6.96		0.00
12/31/2019+	8,695	809	0.00	10.716154	6.53	‡	1.85	10.819999	8.20	‡	0.00
JNL/DFA International Core Equity Fund - Class I
12/31/2021	6,247	486	2.68	12.730589	1.75	‡	0.80	12.876112	11.24		0.35
12/31/2020	2,633	228	0.93	11.557318	6.87		0.45	11.574890	6.97		0.35
12/31/2019+	232	21	0.00	10.814660	8.15	‡	0.45	10.820274	8.20	‡	0.35
JNL/DFA U.S. Core Equity Fund - Class A
12/31/2021	1,369,406	23,417	0.00	34.356792	22.64		3.40	81.194972	26.88		0.00
12/31/2020	1,148,587	24,719	0.00	28.014848	11.98		3.40	63.993818	15.85		0.00
12/31/2019	1,167,572	28,782	0.00	25.017909	25.21		3.40	55.237493	29.55		0.00
12/31/2018	910,823	28,744	0.92	19.980001	(10.85)		3.40	42.639585	(7.75)		0.00
12/31/2017	1,058,067	30,538	0.90	22.412758	16.22		3.40	46.223742	18.81	‡	0.00
JNL/DFA U.S. Core Equity Fund - Class I
12/31/2021	25,292	306	0.00	70.269547	10.03	‡	0.80	84.763288	26.88		0.35
12/31/2020	13,040	199	0.00	66.586539	15.78		0.45	66.804369	15.90		0.35
12/31/2019	8,425	148	0.00	57.510509	29.41		0.45	57.640981	29.54		0.35
12/31/2018	3,683	83	1.80	44.440993	(7.87)		0.45	44.497293	(7.78)		0.35
12/31/2017+	126	3	0.00	48.239718	8.23	‡	0.45	48.252304	8.26	‡	0.35
JNL/DFA U.S. Small Cap Fund - Class A
12/31/2021	507,679	19,216	0.00	22.929917	23.95		2.80	29.756497	27.46		0.00
12/31/2020	190,995	9,046	0.00	18.498659	10.04		2.80	23.346254	13.18		0.00
12/31/2019	142,660	7,541	0.51	16.810219	18.02		2.80	20.627519	21.36		0.00
12/31/2018	73,219	4,616	0.39	14.243568	(22.49	)‡	2.80	16.996939	(13.68)		0.00
12/31/2017	63,093	3,381	0.20	18.427475	8.79		1.25	19.690147	12.47	‡	0.00
JNL/DFA U.S. Small Cap Fund - Class I
12/31/2021	17,549	1,008	0.00	28.250996	3.63	‡	0.80	29.598850	7.42	‡	0.30
12/31/2020	6,908	541	0.00	12.201628	13.03		0.45	12.241535	13.15		0.35
12/31/2019	4,925	412	1.20	10.794735	21.26		0.45	10.819226	21.38		0.35
12/31/2018	1,940	207	1.10	8.902487	(13.76)		0.45	8.913764	(13.67)		0.35
12/31/2017+	54	5	0.00	10.322832	6.42	‡	0.45	10.325522	6.45	‡	0.35
JNL/DoubleLine Core Fixed Income Fund - Class A
12/31/2021	2,296,322	102,236	0.00	12.177657	(4.25)		3.91	30.930086	(0.43)		0.00
12/31/2020	2,472,209	108,253	0.00	12.718398	1.06		3.91	31.064749	5.09		0.00
12/31/2019	2,591,296	117,922	2.66	12.585315	3.68		3.91	29.560896	7.81		0.00
12/31/2018	2,581,224	125,685	0.99	12.138892	(4.28)		3.91	27.418873	(0.45)		0.00
12/31/2017	2,960,292	142,287	0.34	12.682311	1.36		3.91	27.541909	4.97	‡	0.00

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/DFA International Core Equity Fund - Class A - June 24, 2019; JNL/DFA International Core Equity Fund - Class I - June 24, 2019; JNL/DFA U.S. Core Equity Fund - Class I - September 25, 2017; JNL/DFA U.S. Small Cap Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2021
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/DoubleLine Core Fixed Income Fund - Class I
12/31/2021	26,229	850	0.00	26.912167	(0.32	)‡	0.80	32.086219	(0.48)	0.35
12/31/2020	21,761	698	0.00	32.136584	4.86		0.45	32.241705	4.97	0.35
12/31/2019	13,754	464	4.10	30.645925	7.75		0.45	30.715423	7.85	0.35
12/31/2018	3,757	135	1.85	28.442890	(0.62)		0.45	28.478913	(0.52)	0.35
12/31/2017+	175	6	0.00	28.619365	(0.05	)‡	0.45	28.626817	(0.02)‡	0.35
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A
12/31/2021	151,492	12,880	0.00	10.778299	(2.05)		2.80	12.645174	0.74	0.00
12/31/2020	145,977	12,354	0.00	11.003598	0.15		2.80	12.552573	3.02	0.00
12/31/2019	45,279	3,901	0.00	10.986884	1.30	‡	2.80	12.185006	11.38	0.00
12/31/2018	12,567	1,183	0.00	10.451636	(0.57	)‡	1.70	10.939749	(2.81)	0.00
12/31/2017	11,019	996	0.76	11.021355	5.97		1.25	11.255482	6.59 ‡	0.00
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I
12/31/2021	3,262	263	0.00	12.406341	0.54		0.45	12.459634	0.64	0.35
12/31/2020	2,539	206	0.00	12.339518	2.88		0.45	12.380149	2.98	0.35
12/31/2019	1,628	136	0.00	11.994598	11.17		0.45	12.021794	11.28	0.35
12/31/2018	837	78	3.09	10.789105	(2.95)		0.45	10.802760	(2.85)	0.35
12/31/2017+	78	7	0.00	11.116973	(0.30	)‡	0.45	11.119857	(0.27)‡	0.35
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A
12/31/2021	2,065,697	77,398	0.00	22.670236	17.45	‡	3.90	28.942868	24.01	0.00
12/31/2020	1,489,202	68,365	0.00	19.880221	11.72		3.05	23.339842	15.18	0.00
12/31/2019	1,411,536	73,675	0.00	17.794401	2.79	‡	3.05	20.263668	33.66	0.00
12/31/2018	802,439	55,237	0.87	13.836417	(7.16)		2.80	15.161134	(4.51)	0.00
12/31/2017	640,519	41,550	0.00	14.903122	8.26	‡	2.80	15.877030	18.56 ‡	0.00
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I
12/31/2021	37,203	1,357	0.00	27.961997	22.78	‡	0.80	27.215114	23.96	0.35
12/31/2020	22,808	1,036	0.00	21.883987	15.01		0.45	21.955534	15.12	0.35
12/31/2019	14,825	773	0.00	19.028085	33.48		0.45	19.071215	33.62	0.35
12/31/2018	5,363	374	1.60	14.255215	(4.66)		0.45	14.273249	(4.57)	0.35
12/31/2017+	353	24	0.00	14.952499	6.35	‡	0.45	14.956371	6.38 ‡	0.35
JNL/DoubleLine Total Return Fund - Class A
12/31/2021	889,468	78,012	0.00	9.145162	(4.24)		3.90	12.639418	(0.43)	0.00
12/31/2020	955,655	82,492	0.00	9.550158	(1.27)		3.90	12.694279	2.66	0.00
12/31/2019	1,012,628	88,653	0.00	9.672524	1.57		3.90	12.365122	5.62	0.00
12/31/2018	861,074	78,694	3.36	9.522893	1.41	‡	3.90	11.706816	1.80	0.00
12/31/2017	788,991	72,484	2.75	10.198417	1.21		2.80	11.499456	4.06 ‡	0.00
JNL/DoubleLine Total Return Fund - Class I
12/31/2021	14,910	1,241	0.00	12.044805	0.37	‡	0.80	11.887117	(0.52)	0.35
12/31/2020	12,877	1,069	0.00	11.910367	2.46		0.45	11.949322	2.56	0.35
12/31/2019	11,643	994	0.00	11.624606	5.53		0.45	11.650971	5.63	0.35
12/31/2018	4,648	417	4.67	11.015679	1.65		0.45	11.029631	1.75	0.35
12/31/2017+	173	16	0.00	10.837304	(0.02	)‡	0.45	10.840120	0.00 ‡	0.35

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/DoubleLine Core Fixed Income Fund - Class I - September 25, 2017; JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I - September 25, 2017; JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I - September 25, 2017; JNL/DoubleLine Total Return Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2021
	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A
12/31/2021	947,929	32,535	0.00	14.702333	(4.50)	3.91	41.663627	(0.69)	0.00
12/31/2020	986,280	33,289	0.00	15.395034	4.25	3.91	41.953632	8.41 ‡	0.00
12/31/2019	832,361	30,187	1.76	14.767075	5.04	3.91	35.947446	8.90	0.30
12/31/2018	803,003	31,560	2.54	14.058751	(5.38)	3.91	33.009608	(1.89)	0.30
12/31/2017	892,472	34,177	2.01	14.858758	(0.92)	3.91	33.644288	2.72	0.30
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I
12/31/2021	8,960	210	0.00	35.654654	(0.04)‡	0.80	43.472531	(0.72)	0.35
12/31/2020	8,116	191	0.00	43.647045	8.17	0.45	43.789685	8.28	0.35
12/31/2019	3,978	100	2.70	40.349576	9.07	0.45	40.441016	9.18	0.35
12/31/2018	1,441	39	4.53	36.994947	(1.74)	0.45	37.041736	(1.64)	0.35
12/31/2017+	80	2	0.00	37.649126	(0.37)‡	0.45	37.658911	(0.34)‡	0.35
JNL/First Sentier Global Infrastructure Fund - Class A
12/31/2021	647,440	34,697	0.00	14.334410	8.63	3.90	21.219185	12.95	0.00
12/31/2020	577,953	34,570	0.00	13.195292	(7.36)	3.90	18.785796	(3.68)	0.00
12/31/2019	714,401	40,642	0.00	14.244384	22.06	3.90	19.503643	26.92	0.00
12/31/2018	665,849	47,534	2.99	11.669553	(4.37)‡	3.90	15.367130	(6.40)	0.00
12/31/2017	883,807	58,353	1.85	13.614739	6.56	3.10	16.417485	8.64 ‡	0.00
JNL/First Sentier Global Infrastructure Fund - Class I
12/31/2021	4,546	215	0.00	20.156965	5.05 ‡	0.75	21.413803	12.92	0.35
12/31/2020	2,413	128	0.00	18.901483	(3.84)	0.45	18.962893	(3.74)	0.35
12/31/2019	1,867	95	0.00	19.655704	26.67	0.45	19.699861	26.80	0.35
12/31/2018	882	57	5.25	15.516917	(6.52)	0.45	15.536225	(6.43)	0.35
12/31/2017+	77	5	0.00	16.599059	(1.17)‡	0.45	16.603017	(1.15)‡	0.35
JNL/Franklin Templeton Global Multisector Bond Fund - Class A
12/31/2021	465,142	46,240	0.00	8.240640	(7.39)	3.26	11.435876	(4.33)	0.00
12/31/2020	508,280	47,747	13.90	8.898652	(9.69)	3.26	11.952922	(6.71)	0.00
12/31/2019	579,355	50,196	9.19	9.853594	(2.28)	3.26	12.812706	0.95	0.00
12/31/2018	619,825	53,645	0.00	10.083921	(2.50)	3.26	12.691622	0.75	0.00
12/31/2017	681,734	58,728	0.00	10.342841	0.26	3.26	12.597693	4.38 ‡	0.00
JNL/Franklin Templeton Global Multisector Bond Fund - Class I
12/31/2021	3,656	320	0.00	11.495236	(4.46)	0.45	11.369730	(4.31)	0.30
12/31/2020	3,588	299	16.18	12.031366	(6.86)	0.45	11.882160	(6.72)	0.30
12/31/2019	2,787	216	12.13	12.917240	0.84	0.45	12.737921	(1.87)‡	0.30
12/31/2018	1,173	92	0.00	12.809889	0.56	0.45	12.826079	0.66	0.35
12/31/2017+	41	3	0.00	12.738250	(1.48)‡	0.45	12.741522	(1.46)‡	0.35
JNL/Franklin Templeton Growth Allocation Fund - Class A
12/31/2021	1,100,059	62,548	0.00	12.621603	9.90	3.61	21.658692	13.94 ‡	0.00
12/31/2020	1,096,892	70,129	0.00	11.484545	7.34	3.61	18.357365	11.00	0.25
12/31/2019	1,137,251	79,826	0.00	10.699534	13.53	3.61	16.537429	17.42	0.25
12/31/2018	1,102,525	89,939	0.00	9.424094	(12.68)	3.61	14.084388	(9.68)	0.25
12/31/2017	1,390,847	101,475	0.00	10.792200	7.81	3.61	15.593210	1.26 ‡	0.25

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I - September 25, 2017; JNL/First Sentier Global Infrastructure Fund - Class I - September 25, 2017; JNL/Franklin Templeton Global Multisector Bond Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2021
	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/Franklin Templeton Growth Allocation Fund - Class I
12/31/2021	5,898	311	0.00	18.757130	13.77	0.45	18.836621	13.89		0.35
12/31/2020	1,296	76	0.00	16.486509	11.11	0.45	16.539831	11.22		0.35
12/31/2019	1,436	91	0.00	14.838461	17.50	0.45	14.871578	17.62		0.35
12/31/2018	1,031	76	0.00	12.628307	(9.56)	0.45	12.643849	(9.48)		0.35
12/31/2017+	5	0	0.00	13.963727	2.45 ‡	0.45	13.967268	2.47	‡	0.35
JNL/Franklin Templeton Income Fund - Class A
12/31/2021	1,561,713	80,949	0.00	13.214739	10.53	3.75	23.786849	14.75		0.00
12/31/2020	1,510,434	88,763	0.00	11.955765	(2.85)	3.75	20.728542	0.87		0.00
12/31/2019	1,723,947	100,914	0.00	12.306051	11.82	3.75	20.550557	16.09		0.00
12/31/2018	1,607,800	107,924	4.34	11.005706	(7.85)‡	3.75	17.702638	(4.31)		0.00
12/31/2017	1,887,729	119,869	3.77	12.213496	6.10	3.56	18.499963	9.06	‡	0.00
JNL/Franklin Templeton Income Fund - Class I
12/31/2021	6,667	278	0.00	24.191020	14.67	0.45	24.294318	14.79		0.35
12/31/2020	4,645	221	0.00	21.095526	0.70	0.45	21.164429	0.80		0.35
12/31/2019	3,182	153	0.00	20.949672	15.83	0.45	20.997095	15.94		0.35
12/31/2018	1,211	67	7.33	18.087254	(4.38)	0.45	18.110077	(4.29)		0.35
12/31/2017+	79	4	0.00	18.916259	1.75 ‡	0.45	18.921115	1.77	‡	0.35
JNL/Goldman Sachs 4 Fund - Class A
12/31/2021	6,030,830	163,314	0.00	26.731054	30.68	3.61	44.436583	35.48		0.00
12/31/2020	5,059,492	183,382	0.00	20.455954	0.81	3.61	32.799370	4.52		0.00
12/31/2019	5,955,743	222,780	0.00	20.291761	20.61	3.61	31.382427	25.04		0.00
12/31/2018	5,447,351	251,816	0.00	16.824895	(9.61)	3.61	25.098025	(6.27)		0.00
12/31/2017	6,613,163	283,160	0.00	18.614233	11.30	3.61	26.777350	14.21	‡	0.00
JNL/Goldman Sachs 4 Fund - Class I
12/31/2021	31,707	870	0.00	40.764879	34.80	0.80	33.801538	35.41		0.35
12/31/2020	16,417	625	0.00	30.241352	4.02	0.80	24.963028	4.49		0.35
12/31/2019	11,173	461	0.00	29.071590	8.73 ‡	0.80	23.889796	24.98		0.35
12/31/2018	5,633	288	0.00	19.090936	(6.40)	0.45	19.115128	(6.30)		0.35
12/31/2017+	826	40	0.00	20.396082	9.01 ‡	0.45	20.401406	9.04	‡	0.35
JNL/Goldman Sachs Managed Aggressive Growth Fund - Class A
12/31/2021	2,558,413	62,427	0.00	23.270582	12.04	3.75	53.408383	16.03		0.25
12/31/2020	2,362,131	66,279	0.00	20.769575	15.68	3.75	46.028673	19.80		0.25
12/31/2019	2,152,146	71,619	0.00	17.954577	22.12	3.75	38.421561	26.47		0.25
12/31/2018	1,853,862	77,564	0.00	14.702517	(10.16)	3.75	30.379663	(6.94)		0.25
12/31/2017	2,070,473	79,921	0.00	16.365397	18.73	3.75	32.646273	1.53	‡	0.25
JNL/Goldman Sachs Managed Aggressive Growth Fund - Class I
12/31/2021	16,314	432	0.00	36.473166	16.17	0.45	36.629019	16.29		0.35
12/31/2020	11,611	365	0.00	31.395268	19.91	0.45	31.497906	20.03		0.35
12/31/2019	10,669	387	0.00	26.181736	26.59	0.45	26.241077	26.72		0.35
12/31/2018	4,971	237	0.00	20.681899	(6.86)	0.45	20.708058	(6.76)		0.35
12/31/2017+	54	2	0.00	22.204014	6.29 ‡	0.45	22.209763	6.32	‡	0.35

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Franklin Templeton Growth Allocation Fund - Class I - September 25, 2017; JNL/Franklin Templeton Income Fund - Class I - September 25, 2017; JNL/Goldman Sachs 4 Fund - Class I - September 25, 2017; JNL/Goldman Sachs Managed Aggressive Growth Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2021
	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/Goldman Sachs Managed Conservative Fund - Class A
12/31/2021	1,061,941	62,879	0.00	11.325103	(0.04)	3.70	20.511604	3.47		0.25
12/31/2020	1,126,755	68,293	0.00	11.329422	4.84	3.70	19.824531	8.52		0.25
12/31/2019	1,103,850	71,857	0.00	10.805918	7.03	3.70	18.268163	10.78		0.25
12/31/2018	1,114,769	79,899	0.00	10.096043	(5.87)	3.70	16.490040	(1.30	)‡	0.25
12/31/2017	1,354,151	93,796	0.00	10.725978	2.98	3.70	16.812445	6.53		0.30
JNL/Goldman Sachs Managed Conservative Fund - Class I
12/31/2021	2,270	138	0.00	16.294147	3.67	0.45	16.363788	3.77		0.35
12/31/2020	1,976	126	0.00	15.717266	8.61	0.45	15.768739	8.72		0.35
12/31/2019	2,083	144	0.00	14.471648	10.85	0.45	14.504527	10.96		0.35
12/31/2018	564	43	0.00	13.055386	(2.68)	0.45	13.071972	(2.58)		0.35
12/31/2017+	—	—	0.00	13.414282	1.16 ‡	0.45	13.417774	1.19	‡	0.35
JNL/Goldman Sachs Managed Growth Fund - Class A
12/31/2021	5,331,846	138,159	0.00	21.711732	10.20	3.80	50.424867	14.18		0.25
12/31/2020	5,235,495	153,385	0.00	19.702594	14.29	3.80	44.162671	18.42		0.25
12/31/2019	5,060,005	173,818	0.00	17.239658	19.77	3.80	37.294263	24.10		0.25
12/31/2018	4,556,169	192,724	0.00	14.394084	(9.46)	3.80	30.052397	(6.17)		0.25
12/31/2017	5,274,869	207,662	0.00	15.898892	16.55	3.80	32.030139	6.77	‡	0.25
JNL/Goldman Sachs Managed Growth Fund - Class I
12/31/2021	22,251	664	0.00	29.793157	14.30	0.45	29.919954	14.42		0.35
12/31/2020	14,269	505	0.00	26.064640	18.50	0.45	26.149409	18.62		0.35
12/31/2019	8,148	362	0.00	21.995024	24.20	0.45	22.044505	24.33		0.35
12/31/2018	4,424	250	0.00	17.709187	(6.04)	0.45	17.731283	(5.95)		0.35
12/31/2017+	245	13	0.00	18.848273	5.77 ‡	0.45	18.852821	5.80	‡	0.35
JNL/Goldman Sachs Managed Moderate Fund - Class A
12/31/2021	2,499,769	116,977	0.00	14.347749	2.89	3.70	25.764338	6.44		0.30
12/31/2020	2,619,723	129,169	0.00	13.945120	8.25	3.70	24.205400	11.99		0.30
12/31/2019	2,650,994	144,879	0.00	12.882339	10.73	3.70	21.614229	14.55		0.30
12/31/2018	2,604,499	161,636	0.00	11.633900	(6.96)	3.70	18.868818	(3.73)		0.30
12/31/2017	3,023,012	179,028	0.00	12.503764	7.15	3.70	19.599012	10.84		0.30
JNL/Goldman Sachs Managed Moderate Fund - Class I
12/31/2021	4,028	196	0.00	20.394731	6.57	0.45	20.481898	6.68		0.35
12/31/2020	4,289	209	0.00	19.136701	12.20	0.45	19.199283	12.32		0.35
12/31/2019	3,285	167	0.00	17.055228	14.73	0.45	17.093893	14.85		0.35
12/31/2018	2,457	165	0.00	14.865097	(3.61)	0.45	14.883909	(3.51)		0.35
12/31/2017+	112	7	0.00	15.421922	2.61 ‡	0.45	15.425942	2.63	‡	0.35
JNL/Goldman Sachs Managed Moderate Growth Fund - Class A
12/31/2021	5,218,913	166,159	0.00	13.954297	5.65	4.80	41.105602	10.57		0.25
12/31/2020	5,342,095	186,063	0.00	13.207512	10.09	4.80	37.175112	15.21		0.25
12/31/2019	5,311,356	210,974	0.00	11.997300	6.80 ‡	4.80	32.266611	18.83		0.25
12/31/2018	5,059,942	236,891	0.00	12.452209	(8.66)	4.01	27.154202	(2.87	)‡	0.25
12/31/2017	5,895,637	259,603	0.00	13.633007	11.46	4.01	28.349262	15.66		0.30

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Goldman Sachs Managed Conservative Fund - Class I - September 25, 2017; JNL/Goldman Sachs Managed Growth Fund - Class I - September 25, 2017; JNL/Goldman Sachs Managed Moderate Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2021
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Goldman Sachs Managed Moderate Growth Fund - Class I
12/31/2021	8,139	271	0.00	25.289866	10.67		0.45	25.397947	10.78	0.35
12/31/2020	5,498	212	0.00	22.851709	15.37		0.45	22.926431	15.49	0.35
12/31/2019	5,782	244	0.00	19.807035	18.93		0.45	19.851939	19.05	0.35
12/31/2018	7,487	343	0.00	16.654879	(5.04)		0.45	16.675961	(4.95)	0.35
12/31/2017+	845	48	0.00	17.539458	4.15	‡	0.45	17.544013	4.18 ‡	0.35
JNL/GQG Emerging Markets Equity Fund - Class A
12/31/2021	296,236	22,221	0.00	12.495823	(4.98)		2.80	14.079579	(2.30)	0.00
12/31/2020	211,657	15,332	0.00	13.150990	29.45		2.80	14.410987	33.12	0.00
12/31/2019	77,123	7,341	0.65	10.159250	17.74		2.80	10.825815	21.09	0.00
12/31/2018	17,663	2,007	0.00	8.628735	(6.64	)‡	2.80	8.940022	(14.94)	0.00
12/31/2017+	3,024	288	0.00	10.475863	5.40	‡	1.25	10.509988	5.10 ‡	0.00
JNL/GQG Emerging Markets Equity Fund - Class I
12/31/2021	12,637	903	0.00	13.786233	(12.42	)‡	0.80	14.053360	(2.34)	0.35
12/31/2020	8,210	572	0.00	14.343753	32.95		0.45	14.390644	33.08	0.35
12/31/2019	3,198	296	0.56	10.788934	20.83		0.45	10.813376	20.95	0.35
12/31/2018	1,710	192	0.00	8.928992	(15.02)		0.45	8.940297	(14.94)	0.35
12/31/2017+	134	13	0.00	10.507680	5.08	‡	0.45	10.510419	5.10 ‡	0.35
JNL/Harris Oakmark Global Equity Fund - Class A
12/31/2021	524,034	35,329	0.97	13.473960	14.71		2.70	16.138005	17.85	0.00
12/31/2020	395,825	31,022	3.28	11.745759	8.29		2.70	13.693337	11.25	0.00
12/31/2019	427,770	36,840	1.52	10.846779	24.24		2.70	12.308644	27.64	0.00
12/31/2018	384,351	41,708	0.66	8.730497	(19.57	)‡	2.70	9.643134	(21.22)	0.00
12/31/2017	539,690	45,568	0.05	11.417604	1.40	‡	2.60	12.240495	18.42 ‡	0.00
JNL/Harris Oakmark Global Equity Fund - Class I
12/31/2021	9,716	622	1.19	15.543232	(0.93	)‡	0.80	15.542433	17.73	0.35
12/31/2020	5,459	412	4.82	13.158668	11.18		0.45	13.201716	11.29	0.35
12/31/2019	3,511	295	2.17	11.835189	27.35		0.45	11.862039	27.48	0.35
12/31/2018	1,885	202	1.54	9.293179	(21.33)		0.45	9.304950	(21.25)	0.35
12/31/2017+	8	1	0.00	11.812506	0.19	‡	0.45	11.815591	0.22 ‡	0.35
JNL/Heitman U.S. Focused Real Estate Fund - Class A
12/31/2021	178,027	11,450	1.45	14.241067	34.31	‡	3.90	16.251797	44.13	0.00
12/31/2020	30,400	2,784	1.81	10.546490	8.71	‡	2.80	11.275496	(4.14)	0.00
12/31/2019	30,838	2,673	1.45	11.330928	1.72	‡	2.70	11.762272	25.26	0.00
12/31/2018+	2,995	321	0.00	9.304126	(6.54	)‡	2.40	9.390005	(6.10)‡	0.00
JNL/Heitman U.S. Focused Real Estate Fund - Class I
12/31/2021	5,464	338	1.72	16.174922	44.00		0.45	16.229694	44.14	0.35
12/31/2020	917	82	2.50	11.232720	(4.32)		0.45	11.259532	(4.22)	0.35
12/31/2019	641	55	1.24	11.739713	25.11		0.45	11.755961	25.23	0.35
12/31/2018+	31	3	0.00	9.383786	(6.16	)‡	0.45	9.387386	(6.13)‡	0.35

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Goldman Sachs Managed Moderate Growth Fund - Class I - September 25, 2017; JNL/GQG Emerging Markets Equity Fund - Class A - September 25, 2017; JNL/GQG Emerging Markets Equity Fund - Class I - September 25, 2017; JNL/Harris Oakmark Global Equity Fund - Class I - September 25, 2017; JNL/Heitman U.S. Focused Real Estate Fund - Class A - August 13, 2018; JNL/Heitman U.S. Focused Real Estate Fund - Class I - August 13, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2021
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/Invesco Diversified Dividend Fund - Class A
12/31/2021	160,810	11,984	0.00	12.702205	4.00	‡	2.55	14.162991	18.65		0.00
12/31/2020	108,425	9,472	0.00	11.018625	(1.83)		2.45	11.936491	0.61		0.00
12/31/2019	97,998	8,508	2.54	11.223669	20.85		2.45	11.864344	23.84		0.00
12/31/2018	47,607	5,053	0.63	9.287455	(9.52)		2.45	9.579995	(7.26)		0.00
12/31/2017+	9,513	924	0.00	10.264333	2.09	‡	2.45	10.330015	3.30	‡	0.00
JNL/Invesco Diversified Dividend Fund - Class I
12/31/2021	5,100	364	0.00	14.087463	18.54		0.45	14.147726	18.66		0.35
12/31/2020	3,298	280	0.00	11.883994	0.41		0.45	11.922882	0.51		0.35
12/31/2019	2,328	199	2.52	11.835473	23.72		0.45	11.862339	23.85		0.35
12/31/2018	903	94	0.77	9.566153	(7.38)		0.45	9.578282	(7.28)		0.35
12/31/2017+	49	5	0.00	10.327876	3.28	‡	0.45	10.330581	3.31	‡	0.35
JNL/Invesco Global Growth Fund - Class A
12/31/2021	1,787,737	43,571	0.00	24.317939	10.96		3.90	51.732645	15.08		0.25
12/31/2020	1,759,004	48,862	0.00	21.916334	23.26		3.90	44.952168	27.85		0.25
12/31/2019	1,700,379	59,777	0.60	17.779860	26.26		3.90	35.160564	30.96		0.25
12/31/2018	1,440,261	65,735	0.63	14.081861	(9.20	)‡	3.90	26.849292	(13.43)		0.25
12/31/2017	1,818,557	71,396	0.81	17.715886	31.34		3.61	31.013918	1.73	‡	0.25
JNL/Invesco Global Growth Fund - Class I
12/31/2021	18,005	330	0.00	48.334404	10.34	‡	0.80	53.600787	15.38		0.30
12/31/2020	13,349	281	0.00	48.562809	27.93		0.45	46.456421	28.13		0.30
12/31/2019	9,997	267	1.07	37.959049	31.14		0.45	36.258165	11.66	‡	0.30
12/31/2018	4,217	147	1.52	28.946471	(13.36)		0.45	28.983123	(13.27)		0.35
12/31/2017+	188	6	0.00	33.409318	8.87	‡	0.45	33.418008	8.90	‡	0.35
JNL/Invesco International Growth Fund - Class A
12/31/2021	826,605	27,866	1.16	14.854276	2.12		3.91	42.096750	6.20		0.00
12/31/2020	841,336	29,822	2.08	14.545456	9.42		3.91	39.640830	13.78		0.00
12/31/2019	855,463	34,100	1.70	13.293411	23.23		3.91	34.839332	28.15		0.00
12/31/2018	766,542	38,718	1.93	10.787482	(18.35)		3.91	27.187070	(15.08)		0.00
12/31/2017	994,137	42,213	1.46	13.212292	18.49		3.91	32.014432	20.51	‡	0.00
JNL/Invesco International Growth Fund - Class I
12/31/2021	11,844	271	1.90	37.213333	0.62	‡	0.75	44.773153	6.11		0.35
12/31/2020	4,548	111	2.75	42.057705	13.63		0.45	42.195289	13.75		0.35
12/31/2019	2,825	78	2.06	37.011704	27.94		0.45	37.095673	28.07		0.35
12/31/2018	1,777	62	2.87	28.928283	(15.23)		0.45	28.964931	(15.14)		0.35
12/31/2017+	152	4	0.00	34.123717	3.94	‡	0.45	34.132612	3.96	‡	0.35
JNL/Invesco Small Cap Growth Fund - Class A
12/31/2021	2,308,501	37,426	0.00	20.379997	0.22		6.80	80.412112	7.27		0.00
12/31/2020	2,328,187	40,070	0.00	20.335993	46.22		6.80	74.963170	56.51		0.00
12/31/2019	1,660,791	44,177	0.00	13.907899	16.23		6.80	47.897107	24.41		0.00
12/31/2018	1,451,599	47,478	0.00	11.965942	(16.58	)‡	6.80	38.499903	(9.11)		0.00
12/31/2017	1,554,187	45,710	0.00	18.561261	13.92	‡	5.10	42.360550	23.28	‡	0.00

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Invesco Diversified Dividend Fund - Class A - September 25, 2017; JNL/Invesco Diversified Dividend Fund - Class I - September 25, 2017; JNL/Invesco Global Growth Fund - Class I - September 25, 2017; JNL/Invesco International Growth Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2021
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/Invesco Small Cap Growth Fund - Class I
12/31/2021	24,501	303	0.00	71.539774	6.74		0.80	82.831409	7.22		0.35
12/31/2020	19,231	254	0.00	67.022308	18.79	‡	0.80	77.252467	56.40		0.35
12/31/2019	8,209	170	0.00	49.283835	24.26		0.45	49.395541	24.39		0.35
12/31/2018	6,432	163	0.00	39.661452	(9.28)		0.45	39.711610	(9.19)		0.35
12/31/2017+	161	4	0.00	43.718423	8.50	‡	0.45	43.729731	8.53	‡	0.35
JNL/JPMorgan Global Allocation Fund - Class A
12/31/2021	1,339,137	93,440	0.00	12.587895	5.62		3.05	15.910833	8.89		0.00
12/31/2020	1,395,068	104,571	0.00	11.918497	25.15	‡	3.05	14.612194	11.70		0.00
12/31/2019+	33,779	2,745	0.00	11.776556	4.76	‡	1.85	13.081368	17.78	‡	0.00
JNL/JPMorgan Global Allocation Fund - Class I
12/31/2021	3,119	197	0.00	15.297764	2.00	‡	0.75	15.889953	8.87		0.35
12/31/2020	1,638	113	0.00	14.548434	11.55		0.45	14.595932	11.66		0.35
12/31/2019+	21	2	0.00	13.042651	5.53	‡	0.45	13.072151	5.58	‡	0.35
JNL/JPMorgan Hedged Equity Fund - Class A
12/31/2021	483,177	36,300	0.74	12.619586	8.75		2.80	13.874210	11.84		0.00
12/31/2020	310,398	25,761	0.63	11.604098	5.66	‡	2.80	12.404934	14.31		0.00
12/31/2019	74,525	6,987	0.00	10.518873	7.16	‡	2.25	10.851600	13.00		0.00
12/31/2018+	18,950	1,983	0.74	9.525827	(1.66	)‡	2.10	9.603562	(3.96	)‡	0.00
JNL/JPMorgan Hedged Equity Fund - Class I
12/31/2021	20,458	1,482	1.00	13.654887	2.47	‡	0.75	13.864665	11.83		0.30
12/31/2020	9,017	730	0.74	12.354062	14.19		0.45	12.398310	14.36		0.30
12/31/2019	3,568	330	0.00	10.818847	12.80		0.45	10.841322	7.79	‡	0.30
12/31/2018+	779	81	0.52	9.590949	(4.09	)‡	0.45	9.594629	(4.05	)‡	0.35
JNL/JPMorgan MidCap Growth Fund - Class A
12/31/2021	3,270,927	29,811	0.00	55.071734	6.78		3.90	155.706167	11.03		0.00
12/31/2020	3,166,068	31,760	0.00	51.573717	8.18	‡	3.90	140.238670	47.97		0.00
12/31/2019	1,982,073	29,115	0.00	38.942706	34.96		3.61	94.775677	39.92		0.00
12/31/2018	1,331,467	27,148	0.00	28.855520	(8.38)		3.61	67.737631	(5.00)		0.00
12/31/2017	1,382,978	26,613	0.00	31.495533	24.83		3.61	71.299298	26.00	‡	0.00
JNL/JPMorgan MidCap Growth Fund - Class I
12/31/2021	49,018	313	0.00	132.121703	6.80	‡	0.80	161.094105	10.97		0.35
12/31/2020	34,481	242	0.00	144.701591	47.77		0.45	145.174781	47.91		0.35
12/31/2019	14,394	149	0.00	97.926713	39.71		0.45	98.148836	39.85		0.35
12/31/2018	6,258	90	0.00	70.092077	(5.16)		0.45	70.180842	(5.07)		0.35
12/31/2017+	156	2	0.00	73.907952	7.49	‡	0.45	73.927159	7.51	‡	0.35

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Invesco Small Cap Growth Fund - Class I - September 25, 2017; JNL/JPMorgan Global Allocation Fund - Class A - June 24, 2019; JNL/JPMorgan Global Allocation Fund - Class I - June 24, 2019; JNL/JPMorgan Hedged Equity Fund - Class A - August 13, 2018; JNL/JPMorgan Hedged Equity Fund - Class I - August 13, 2018; JNL/JPMorgan MidCap Growth Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2021
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A
12/31/2021	1,168,697	51,271	0.00	11.851579	(5.75)		3.75	32.180264	(2.14)		0.00
12/31/2020	1,563,966	66,444	0.00	12.574048	3.02		3.75	32.885271	6.95		0.00
12/31/2019	902,107	40,554	0.00	12.205920	2.54		3.75	30.747501	6.46		0.00
12/31/2018	780,044	37,135	3.06	11.903127	(3.27)		3.75	28.882638	0.45		0.00
12/31/2017	782,289	37,140	2.57	12.305260	(1.26)		3.75	28.753429	2.43	‡	0.00
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I
12/31/2021	18,218	565	0.00	27.506377	(0.18	)‡	0.80	33.538183	(2.17)		0.35
12/31/2020	27,071	816	0.00	34.171375	6.74		0.45	34.283171	6.84		0.35
12/31/2019	9,005	289	0.00	32.014692	6.33		0.45	32.087321	6.44		0.35
12/31/2018	4,568	156	5.44	30.108290	0.31		0.45	30.146431	0.41		0.35
12/31/2017+	—	—	0.00	30.014664	(0.26	)‡	0.45	30.022480	(0.24	)‡	0.35
JNL/JPMorgan U.S. Value Fund - Class A
12/31/2021	844,732	46,348	0.00	8.441479	19.35		6.50	22.330089	27.36		0.00
12/31/2020	671,373	46,449	0.00	7.072997	(9.84)		6.50	17.532489	(3.78	)‡	0.00
12/31/2019	586,357	38,523	0.00	7.844922	6.59	‡	6.50	17.528500	22.60		0.30
12/31/2018	531,898	42,476	1.15	7.953774	(11.61	)‡	5.20	14.297079	(9.30)		0.30
12/31/2017	653,799	46,910	2.97	10.622915	0.62	‡	3.90	15.762915	7.79		0.30
JNL/JPMorgan U.S. Value Fund - Class I
12/31/2021	14,762	658	0.00	20.496120	6.73	‡	0.80	22.760883	27.31		0.35
12/31/2020	3,383	192	0.00	17.819630	(4.01)		0.45	17.877875	(3.91)		0.35
12/31/2019	1,391	77	0.00	18.563506	22.88		0.45	18.605575	23.00		0.35
12/31/2018	360	24	2.61	15.107360	(9.18)		0.45	15.126481	(9.08)		0.35
12/31/2017+	23	1	0.00	16.633509	2.31	‡	0.45	16.637850	2.34	‡	0.35
JNL/Lazard International Strategic Equity Fund - Class A
12/31/2021	108,360	6,263	0.43	15.744524	4.05		2.25	19.138700	6.42		0.00
12/31/2020	71,681	4,345	0.51	15.131586	10.51		2.25	17.984371	13.03		0.00
12/31/2019	78,110	5,295	0.22	13.692027	19.20		2.25	15.911339	21.92		0.00
12/31/2018	56,687	4,617	0.20	11.486299	(5.32	)‡	2.25	13.051132	(10.19)		0.00
12/31/2017	53,601	3,862	2.24	13.706686	26.70		1.25	14.531353	25.91	‡	0.00
JNL/Lazard International Strategic Equity Fund - Class I
12/31/2021	4,657	263	0.76	17.415834	6.24		0.45	17.490273	6.35		0.35
12/31/2020	2,206	133	0.85	16.392355	12.89		0.45	16.445968	13.00		0.35
12/31/2019	1,717	118	0.59	14.520431	21.69		0.45	14.553363	21.81		0.35
12/31/2018	625	52	0.56	11.932190	(10.25)		0.45	11.947296	(10.16)		0.35
12/31/2017+	48	4	0.00	13.294419	7.30	‡	0.45	13.297879	7.33	‡	0.35
JNL/Loomis Sayles Global Growth Fund - Class A
12/31/2021	407,520	25,924	0.00	14.796098	2.34		3.15	16.460852	5.61		0.00
12/31/2020	433,958	28,766	0.31	14.458328	43.26	‡	3.15	15.586247	34.85		0.00
12/31/2019	3,473	304	0.24	11.360121	29.13		1.25	11.558297	30.75		0.00
12/31/2018+	364	41	0.00	8.797715	(12.66	)‡	1.25	8.840000	(11.60	)‡	0.00

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I - September 25, 2017; JNL/JPMorgan U.S. Value Fund - Class I - September 25, 2017; JNL/Lazard International Strategic Equity Fund - Class I - September 25, 2017; JNL/Loomis Sayles Global Growth Fund - Class A - August 13, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2021
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/Loomis Sayles Global Growth Fund - Class I
12/31/2021	2,684	164	0.00	16.371859	5.35		0.45	16.399580	5.40		0.40
12/31/2020+	2,236	144	0.30	15.540517	46.25	‡	0.45	15.559042	46.30	‡	0.40
JNL/Lord Abbett Short Duration Income Fund - Class A
12/31/2021	249,985	24,341	0.26	10.002636	(1.84	)‡	2.80	10.484292	0.33		0.00
12/31/2020+	187,268	18,073	0.00	10.295313	1.76	‡	2.20	10.450015	4.50	‡	0.00
JNL/Lord Abbett Short Duration Income Fund - Class I
12/31/2021	12,915	1,234	0.40	10.409723	(0.34	)‡	0.75	10.480008	0.33		0.35
12/31/2020+	4,261	408	0.00	10.438122	4.38	‡	0.45	10.445190	4.45	‡	0.35
JNL/Mellon Bond Index Fund - Class A
12/31/2021	1,188,210	75,114	0.00	9.303877	(5.92)		3.91	20.308734	(2.17)		0.00
12/31/2020	1,059,818	65,346	0.00	9.889371	2.94		3.91	20.758968	7.05		0.00
12/31/2019	855,249	55,795	2.33	9.606647	3.80		3.91	19.392197	7.93		0.00
12/31/2018	783,456	54,780	2.12	9.255369	(4.41)		3.91	17.967162	(0.57)		0.00
12/31/2017	826,792	56,864	1.95	9.682069	(0.92)		3.91	18.070868	2.93	‡	0.00
JNL/Mellon Bond Index Fund - Class I
12/31/2021	22,362	1,095	0.00	18.099730	0.64	‡	0.80	20.920688	(2.13)		0.35
12/31/2020	13,881	666	0.00	21.306072	6.78		0.45	21.375770	6.89		0.35
12/31/2019	5,422	278	3.42	19.953057	7.88		0.45	19.998321	7.99		0.35
12/31/2018	2,248	123	3.24	18.495417	(0.73)		0.45	18.518837	(0.63)		0.35
12/31/2017+	322	17	0.00	18.631666	(0.12	)‡	0.45	18.636516	(0.09	)‡	0.35
JNL/Mellon Communication Services Sector Fund - Class A
12/31/2021	326,497	19,760	0.00	9.605409	11.42		3.71	22.133481	15.64		0.00
12/31/2020	232,677	16,118	0.00	8.620621	20.70		3.71	19.140756	25.26		0.00
12/31/2019	145,444	12,449	0.00	7.142349	21.82		3.71	15.280879	26.40		0.00
12/31/2018	102,126	10,987	4.19	5.863169	(9.26)		3.71	12.089289	(5.81)		0.00
12/31/2017	107,133	10,734	3.27	6.461274	(0.23)		3.71	12.834681	2.12	‡	0.00
JNL/Mellon Communication Services Sector Fund - Class I
12/31/2021	5,589	251	0.00	22.869430	15.46		0.45	22.967635	15.57		0.35
12/31/2020	4,313	224	0.00	19.807567	25.16		0.45	19.872716	25.28		0.35
12/31/2019	1,284	83	0.00	15.826014	26.34		0.45	15.862201	26.46		0.35
12/31/2018	322	26	8.14	12.527002	(5.90)		0.45	12.543093	(5.81)		0.35
12/31/2017+	3	0	0.00	13.312877	(0.63	)‡	0.45	13.316376	(0.60	)‡	0.35

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Loomis Sayles Global Growth Fund - Class I - April 27, 2020; JNL/Lord Abbett Short Duration Income Fund - Class A - April 27, 2020; JNL/Lord Abbett Short Duration Income Fund - Class I - April 27, 2020; JNL/Mellon Bond Index Fund - Class I - September 25, 2017; JNL/Mellon Communication Services Sector Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2021
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Mellon Consumer Discretionary Sector Fund - Class A
12/31/2021	1,924,691	30,085	0.00	35.769936	10.07	‡	3.90	86.075455	22.54	0.00
12/31/2020	1,670,471	31,652	0.00	32.315250	41.80		3.61	70.242663	47.01	0.00
12/31/2019	1,217,410	33,539	0.00	22.789350	22.38		3.61	47.780042	26.88	0.00
12/31/2018	1,054,590	36,528	0.67	18.621213	(4.75)		3.61	37.657519	(1.22)	0.00
12/31/2017	1,037,838	35,184	1.16	19.548943	17.78		3.61	38.124325	18.85 ‡	0.00
JNL/Mellon Consumer Discretionary Sector Fund - Class I
12/31/2021	16,946	194	0.00	75.674407	21.98		0.80	89.262819	22.53	0.35
12/31/2020	12,378	173	0.00	62.036180	24.45	‡	0.80	72.847720	47.04	0.35
12/31/2019	4,509	93	0.00	49.418306	26.71		0.45	49.541118	26.84	0.35
12/31/2018	2,193	57	1.72	38.999707	(1.36)		0.45	39.057552	(1.26)	0.35
12/31/2017+	1	0	0.00	39.536034	9.97	‡	0.45	39.554770	10.02 ‡	0.35
JNL/Mellon Consumer Staples Sector Fund - Class A
12/31/2021	247,956	16,779	0.00	13.938322	13.20		2.70	15.640012	16.28	0.00
12/31/2020	206,261	16,030	0.00	12.312825	7.48		2.70	13.450012	10.43	0.00
12/31/2019	143,890	12,191	0.00	11.456012	5.05	‡	2.70	12.180016	26.09	0.00
12/31/2018	60,735	6,396	0.00	9.370928	(9.31	)‡	2.40	9.660006	(8.95)	0.00
12/31/2017+	7,203	681	0.00	10.547344	5.00	‡	2.30	10.610004	6.10 ‡	0.00
JNL/Mellon Consumer Staples Sector Fund - Class I
12/31/2021	4,219	271	0.00	15.327831	15.77		0.80	15.625025	16.30	0.35
12/31/2020	3,095	231	0.00	13.239552	9.97		0.80	13.435551	10.46	0.35
12/31/2019	1,461	121	0.00	12.039729	4.21	‡	0.80	12.163162	25.95	0.35
12/31/2018	443	46	0.00	9.644894	(9.08)		0.45	9.657125	(8.98)	0.35
12/31/2017+	47	4	0.00	10.607561	6.08	‡	0.45	10.610329	6.10 ‡	0.35
JNL/Mellon Dow Index Fund - Class A
12/31/2021	1,347,945	42,027	0.00	17.597069	15.45		4.00	43.269979	20.16	0.00
12/31/2020	1,118,915	41,539	0.00	15.242258	4.68		4.00	36.009985	8.96	0.00
12/31/2019	997,657	40,005	0.00	14.560302	19.60		4.00	33.049985	24.48	0.00
12/31/2018	768,056	38,035	0.00	12.174081	(7.80)		4.00	26.549969	(4.01)	0.00
12/31/2017	822,912	38,822	0.00	13.203588	22.65		4.00	27.659956	21.90 ‡	0.00
JNL/Mellon Dow Index Fund - Class I
12/31/2021	23,104	545	0.00	37.620975	7.86	‡	0.80	43.279371	20.17	0.35
12/31/2020	13,958	394	0.00	35.899097	8.84		0.45	36.016051	8.95	0.35
12/31/2019	6,274	194	0.00	32.982507	24.37		0.45	33.056814	24.50	0.35
12/31/2018	1,246	47	0.00	26.518932	(4.12)		0.45	26.552112	(4.02)	0.35
12/31/2017+	16	1	0.00	27.658032	11.30	‡	0.45	27.664789	11.33 ‡	0.35
JNL/Mellon Emerging Markets Index Fund - Class A
12/31/2021	965,883	78,421	0.00	9.925345	(6.74)		3.41	14.121404	(3.50)	0.00
12/31/2020	1,045,449	80,953	3.20	10.642648	13.18		3.41	14.634284	17.10	0.00
12/31/2019	1,090,072	97,638	2.03	9.403540	13.94		3.41	12.496929	17.89	0.00
12/31/2018	1,010,950	105,439	1.59	8.253053	(18.10)		3.41	10.600320	(15.24)	0.00
12/31/2017	1,271,614	111,041	1.02	10.076623	31.56		3.41	12.506287	30.86 ‡	0.00

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Mellon Consumer Discretionary Sector Fund - Class I - September 25, 2017; JNL/Mellon Consumer Staples Sector Fund - Class A - September 25, 2017; JNL/Mellon Consumer Staples Sector Fund - Class I - September 25, 2017; JNL/Mellon Dow Index Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2021
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Mellon Emerging Markets Index Fund - Class I
12/31/2021	18,244	1,294	0.00	13.332554	(1.51	)‡	0.80	14.268575	(3.51)	0.35
12/31/2020	14,184	970	4.40	14.739847	17.03		0.45	14.787935	17.14	0.35
12/31/2019	8,271	662	2.81	12.595444	17.67		0.45	12.623915	17.79	0.35
12/31/2018	4,412	414	3.28	10.704162	(15.39)		0.45	10.717639	(15.30)	0.35
12/31/2017+	204	16	0.00	12.650658	6.73	‡	0.45	12.653856	6.76 ‡	0.35
JNL/Mellon Energy Sector Fund - Class A
12/31/2021	1,277,370	45,354	0.00	15.786472	48.76		3.91	38.057323	54.69	0.00
12/31/2020	768,163	41,798	0.00	10.612205	(36.27)		3.91	24.602369	(33.73)	0.00
12/31/2019	995,708	35,479	0.00	16.652013	4.47		3.91	37.124126	8.64	0.00
12/31/2018	1,001,461	38,349	2.77	15.938986	(23.50)		3.91	34.170278	(20.43)	0.00
12/31/2017	1,404,919	42,347	2.07	20.835213	(6.65)		3.91	42.944855	(1.87)‡	0.00
JNL/Mellon Energy Sector Fund - Class I
12/31/2021	12,668	328	0.00	33.473446	29.30	‡	0.80	39.483781	54.64	0.35
12/31/2020	3,527	141	0.00	25.447890	(33.78)		0.45	25.532895	(33.71)	0.35
12/31/2019	3,544	93	0.00	38.430019	8.54		0.45	38.519848	8.65	0.35
12/31/2018	1,523	43	5.22	35.406570	(20.49)		0.45	35.453847	(20.41)	0.35
12/31/2017+	6	0	0.00	44.531429	6.63	‡	0.45	44.546049	6.67 ‡	0.35
JNL/Mellon Equity Income Fund - Class A
12/31/2021	510,616	16,425	0.00	26.753845	15.59	‡	2.75	35.133115	32.77	0.00
12/31/2020	187,709	7,841	0.00	21.561672	0.12		2.30	26.462257	2.45	0.00
12/31/2019	214,116	9,045	0.00	21.536093	25.70		2.30	25.829861	28.62	0.00
12/31/2018	159,218	8,553	1.15	17.133367	(15.47	)‡	2.30	20.082089	(9.61)	0.00
12/31/2017	147,954	7,082	1.54	19.750416	5.57	‡	2.00	22.216951	14.91 ‡	0.00
JNL/Mellon Equity Income Fund - Class I
12/31/2021	9,192	308	0.00	33.140646	8.04	‡	0.80	27.102759	32.71	0.35
12/31/2020	2,925	141	0.00	20.355950	2.30		0.45	20.422536	2.40	0.35
12/31/2019	2,461	123	0.00	19.898608	28.38		0.45	19.943749	28.51	0.35
12/31/2018	1,045	67	2.07	15.499632	(9.68)		0.45	15.519255	(9.58)	0.35
12/31/2017+	76	4	0.00	17.159897	8.33	‡	0.45	17.164353	8.36 ‡	0.35
JNL/Mellon Financial Sector Fund - Class A
12/31/2021	1,488,981	64,016	0.00	13.880528	24.75		3.61	31.276919	29.34	0.00
12/31/2020	1,018,210	56,049	0.00	11.126354	(6.16)		3.61	24.181997	(2.72)	0.00
12/31/2019	1,233,577	65,331	0.00	11.857332	26.43		3.61	24.856916	31.08	0.00
12/31/2018	1,077,914	74,125	1.17	9.378672	(16.94)		3.61	18.963768	(13.87)	0.00
12/31/2017	1,359,936	79,895	0.93	11.291418	15.10		3.61	22.017447	19.91 ‡	0.00
JNL/Mellon Financial Sector Fund - Class I
12/31/2021	22,608	715	0.00	27.509578	4.73	‡	0.80	32.452794	29.33	0.35
12/31/2020	9,017	367	0.00	25.009846	(2.81)		0.45	25.092838	(2.71)	0.35
12/31/2019	5,262	206	0.00	25.732089	30.90		0.45	25.791678	31.03	0.35
12/31/2018	3,586	184	2.56	19.658195	(13.96)		0.45	19.684016	(13.88)	0.35
12/31/2017+	114	5	0.00	22.848631	9.61	‡	0.45	22.855655	9.64 ‡	0.35

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Mellon Emerging Markets Index Fund - Class I - September 25, 2017; JNL/Mellon Energy Sector Fund - Class I - September 25, 2017; JNL/Mellon Equity Income Fund - Class I - September 25, 2017; JNL/Mellon Financial Sector Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2021
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/Mellon Healthcare Sector Fund - Class A
12/31/2021	3,882,286	72,015	0.00	30.179413	15.60		3.90	72.622727	20.20		0.00
12/31/2020	3,427,548	75,637	0.00	26.106802	4.38	‡	3.90	60.419401	17.52		0.00
12/31/2019	3,047,856	78,112	0.00	24.520977	17.08		3.61	51.412186	21.38		0.00
12/31/2018	2,816,036	86,811	0.92	20.944557	1.21		3.61	42.356262	4.95		0.00
12/31/2017	2,741,804	87,828	0.88	20.694007	18.30		3.61	40.357693	20.49	‡	0.00
JNL/Mellon Healthcare Sector Fund - Class I
12/31/2021	34,546	470	0.00	63.793260	19.64		0.80	75.253185	20.19		0.35
12/31/2020	23,100	376	0.00	53.319888	9.48	‡	0.80	62.614336	17.51		0.35
12/31/2019	12,723	244	0.00	53.161176	21.29		0.45	53.284446	21.41		0.35
12/31/2018	6,373	148	2.15	43.830632	4.78		0.45	43.888361	4.88		0.35
12/31/2017+	63	1	0.00	41.832857	2.06	‡	0.45	41.845870	2.09	‡	0.35
JNL/Mellon Industrials Sector Fund - Class A
12/31/2021	223,439	14,495	0.00	14.524509	17.70		2.70	16.300228	20.92		0.00
12/31/2020	101,674	7,869	0.00	12.340405	10.53		2.70	13.480187	13.56		0.00
12/31/2019	72,387	6,283	0.00	11.164677	3.53	‡	2.70	11.870136	30.01		0.00
12/31/2018	27,205	3,030	0.00	8.857369	(16.47)		2.40	9.130122	(14.43)		0.00
12/31/2017+	16,384	1,541	0.00	10.603694	4.34	‡	2.40	10.670019	6.70	‡	0.00
JNL/Mellon Industrials Sector Fund - Class I
12/31/2021	4,706	290	0.00	15.975118	5.49	‡	0.80	16.285041	20.94		0.35
12/31/2020	3,239	241	0.00	13.421289	13.37		0.45	13.465221	13.48		0.35
12/31/2019	1,052	89	0.00	11.838664	29.84		0.45	11.865539	29.97		0.35
12/31/2018	530	58	0.00	9.117908	(14.45)		0.45	9.129470	(14.36)		0.35
12/31/2017+	60	6	0.00	10.657500	6.58	‡	0.45	10.660285	6.60	‡	0.35
JNL/Mellon Information Technology Sector Fund - Class A
12/31/2021	5,442,438	114,685	0.00	26.539808	28.11		3.90	63.864342	33.21		0.00
12/31/2020	4,505,629	125,182	0.00	20.715899	7.55	‡	3.90	47.943018	45.12		0.00
12/31/2019	3,166,558	126,284	0.00	15.438628	42.60		3.71	33.036360	47.99		0.00
12/31/2018	2,194,967	128,417	0.42	10.826190	(4.39)		3.71	22.322809	(0.76)		0.00
12/31/2017	2,167,490	124,747	0.63	11.323414	31.36		3.71	22.493094	31.96	‡	0.00
JNL/Mellon Information Technology Sector Fund - Class I
12/31/2021	81,118	1,260	0.00	56.166860	32.62		0.80	66.253119	33.22		0.35
12/31/2020	54,066	1,112	0.00	42.351388	44.46		0.80	49.732266	45.11		0.35
12/31/2019	21,560	640	0.00	29.318001	13.32	‡	0.80	34.273042	47.98		0.35
12/31/2018	7,461	327	0.97	23.131933	(0.83)		0.45	23.161218	(0.73)		0.35
12/31/2017+	253	11	0.00	23.326201	10.98	‡	0.45	23.332251	11.01	‡	0.35
JNL/Mellon International Index Fund - Class A
12/31/2021	2,385,338	96,356	0.00	14.738655	6.25		3.90	32.070518	10.47		0.00
12/31/2020	1,348,997	59,681	3.49	13.871614	3.58		3.90	29.030765	7.70		0.00
12/31/2019	1,406,188	66,200	2.67	13.391625	16.58		3.90	26.955530	21.21		0.00
12/31/2018	1,262,001	71,231	3.27	11.487338	(17.22)		3.90	22.239272	(13.91)		0.00
12/31/2017	1,588,376	76,440	3.00	13.876937	20.27		3.90	25.833622	21.43	‡	0.00

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Mellon Healthcare Sector Fund - Class I - September 25, 2017; JNL/Mellon Industrials Sector Fund - Class A - September 25, 2017; JNL/Mellon Industrials Sector Fund - Class I - September 25, 2017; JNL/Mellon Information Technology Sector Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2021
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/Mellon International Index Fund - Class I
12/31/2021	50,273	1,554	0.00	28.580088	(0.73	)‡	0.80	31.581593	2.52	‡	0.30
12/31/2020	22,438	763	5.00	29.824276	7.54		0.45	29.921825	7.64		0.35
12/31/2019	11,708	429	3.47	27.734259	21.02		0.45	27.797169	21.14		0.35
12/31/2018	5,806	256	5.57	22.916858	(14.05)		0.45	22.945884	(13.97)		0.35
12/31/2017+	657	25	0.00	26.664027	4.66	‡	0.45	26.670970	4.69	‡	0.35
JNL/Mellon Materials Sector Fund - Class A
12/31/2021	180,506	11,723	0.00	14.509007	24.98		2.70	16.279997	28.39		0.00
12/31/2020	72,349	5,954	0.00	11.609468	61.79	‡	2.70	12.679997	18.84		0.00
12/31/2019	23,082	2,229	0.00	10.082365	19.75	‡	2.50	10.669999	22.78		0.00
12/31/2018	15,358	1,797	0.00	8.360819	(24.32	)‡	3.05	8.689999	(18.63)		0.00
12/31/2017+	42,284	3,973	0.00	10.610714	2.94	‡	2.50	10.680001	6.80	‡	0.00
JNL/Mellon Materials Sector Fund - Class I
12/31/2021	6,297	389	0.00	15.955634	4.49	‡	0.80	16.265351	28.43		0.35
12/31/2020	1,968	156	0.00	12.623309	18.74		0.45	12.664430	18.86		0.35
12/31/2019	570	54	0.00	10.631207	22.61		0.45	10.655176	22.73		0.35
12/31/2018	310	36	0.00	8.670603	(18.72)		0.45	8.681456	(18.64)		0.35
12/31/2017+	—	—	0.00	10.667499	6.67	‡	0.45	10.670278	6.70	‡	0.35
JNL/Mellon MSCI KLD 400 Social Index Fund - Class A
12/31/2021	299,284	14,257	0.00	19.286056	26.70		3.05	22.250503	30.63		0.00
12/31/2020	132,736	8,158	0.00	15.221630	16.90		3.05	17.033774	20.52		0.00
12/31/2019	59,622	4,360	0.00	13.020872	9.58	‡	3.05	14.133315	30.71		0.00
12/31/2018	27,390	2,583	0.01	10.384350	(4.40	)‡	2.40	10.812651	(4.30)		0.00
12/31/2017+	15,103	1,347	1.00	11.123434	9.15	‡	2.30	11.298988	10.13	‡	0.00
JNL/Mellon MSCI KLD 400 Social Index Fund - Class I
12/31/2021	10,481	474	0.00	21.722110	2.90	‡	0.80	22.205762	30.63		0.35
12/31/2020	4,624	273	0.00	16.943800	20.38		0.45	16.999238	20.50		0.35
12/31/2019	382	27	0.00	14.075197	30.66		0.45	14.107122	30.79		0.35
12/31/2018	143	13	0.03	10.772326	(4.55)		0.45	10.785969	(4.46)		0.35
12/31/2017+	—	—	0.00	11.285952	6.67	‡	0.45	11.288895	6.70	‡	0.35
JNL/Mellon Nasdaq 100 Index Fund - Class A
12/31/2021	6,351,303	84,691	0.00	47.915424	21.85		3.90	93.904442	26.70		0.00
12/31/2020	5,324,343	89,031	0.00	39.323234	6.11	‡	3.90	74.118178	47.96		0.00
12/31/2019	3,171,092	77,643	0.00	28.892903	33.65		3.61	50.092004	38.56		0.00
12/31/2018	2,302,486	77,316	0.31	21.618718	(4.18)		3.61	36.151817	(0.64)		0.00
12/31/2017	2,063,606	68,077	0.34	22.561943	27.42		3.61	36.384122	26.92	‡	0.00
JNL/Mellon Nasdaq 100 Index Fund - Class I
12/31/2021	118,483	1,494	0.00	85.059330	26.15		0.80	75.063861	26.72		0.35
12/31/2020	79,233	1,279	0.00	67.427539	12.81	‡	0.80	59.236828	47.92		0.35
12/31/2019	26,142	624	0.00	39.954548	38.39		0.45	40.045227	38.53		0.35
12/31/2018	10,670	357	1.10	28.871252	(0.72)		0.45	28.907851	(0.62)		0.35
12/31/2017+	268	9	0.00	29.081685	9.15	‡	0.45	29.089279	9.18	‡	0.35

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Mellon International Index Fund - Class I - September 25, 2017; JNL/Mellon Materials Sector Fund - Class A - September 25, 2017; JNL/Mellon Materials Sector Fund - Class I - September 25, 2017; JNL/Mellon MSCI KLD 400 Social Index Fund - Class A - April 24, 2017; JNL/Mellon MSCI KLD 400 Social Index Fund - Class I - September 25, 2017; JNL/Mellon Nasdaq 100 Index Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2021
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Mellon Real Estate Sector Fund - Class A
12/31/2021	226,095	14,678	0.00	14.302601	34.59		3.05	16.286522	38.76	0.00
12/31/2020	97,481	8,681	0.00	10.626947	(8.17)		3.05	11.737482	(5.32)	0.00
12/31/2019	157,669	13,131	0.00	11.571994	24.12		3.05	12.397342	27.94	0.00
12/31/2018	43,081	4,521	0.00	9.323019	(6.15	)‡	3.05	9.689999	(5.28)	0.00
12/31/2017+	5,314	521	0.00	10.178315	1.15	‡	1.95	10.229999	2.30 ‡	0.00
JNL/Mellon Real Estate Sector Fund - Class I
12/31/2021	14,684	909	0.00	15.907477	12.76	‡	0.80	16.216055	38.77	0.35
12/31/2020	6,312	542	0.00	11.647544	(5.49)		0.45	11.685646	(5.39)	0.35
12/31/2019	4,041	328	0.00	12.323685	27.91		0.45	12.351648	28.03	0.35
12/31/2018	1,856	193	0.00	9.634947	(5.80)		0.45	9.647162	(5.70)	0.35
12/31/2017+	74	7	0.00	10.227994	2.28	‡	0.45	10.230676	2.31 ‡	0.35
JNL/Mellon S&P 400 MidCap Index Fund - Class A
12/31/2021	3,481,602	67,149	0.00	30.938350	19.39		3.90	67.318073	24.13	0.00
12/31/2020	2,901,024	68,750	0.00	25.913344	8.67		3.90	54.230230	12.99	0.00
12/31/2019	2,688,525	71,154	0.00	23.845300	20.79		3.90	47.995879	25.58	0.00
12/31/2018	2,249,924	73,953	0.87	19.741321	(14.99)		3.90	38.218816	(11.60)	0.00
12/31/2017	2,658,629	76,477	0.96	23.223487	11.26		3.90	43.233373	14.60 ‡	0.00
JNL/Mellon S&P 400 MidCap Index Fund - Class I
12/31/2021	66,195	980	0.00	59.821994	4.62	‡	0.80	69.145659	24.10	0.35
12/31/2020	41,612	761	0.00	55.534151	12.83		0.45	55.715551	12.95	0.35
12/31/2019	21,704	448	0.00	49.217947	25.31		0.45	49.329377	25.44	0.35
12/31/2018	8,506	219	1.98	39.276915	(11.67)		0.45	39.326496	(11.58)	0.35
12/31/2017+	470	11	0.00	44.465052	7.59	‡	0.45	44.476455	7.62 ‡	0.35
JNL/Mellon S&P 500 Index Fund - Class A
12/31/2021	12,044,313	282,042	0.00	25.397994	23.20		3.90	55.264911	28.09	0.00
12/31/2020	9,490,834	282,022	0.00	20.615853	13.28		3.90	43.145415	17.78	0.00
12/31/2019	8,185,613	283,310	1.47	18.198455	25.84		3.90	36.631187	30.83	0.00
12/31/2018	6,338,020	284,120	1.38	14.462007	(8.53)		3.90	27.998131	(4.88)	0.00
12/31/2017	6,699,233	282,715	1.40	15.810768	16.55		3.90	29.433639	19.37 ‡	0.00
JNL/Mellon Small Cap Index Fund - Class A
12/31/2021	2,685,152	59,681	0.00	26.842685	21.30		3.90	58.408887	26.12	0.00
12/31/2020	2,202,350	61,108	0.00	22.128644	6.58		3.90	46.311744	10.81	0.00
12/31/2019	2,137,359	64,950	0.00	20.763226	17.56		3.90	41.794051	22.23	0.00
12/31/2018	1,805,322	66,352	0.90	17.661866	(12.42)		3.90	34.193149	(8.92)	0.00
12/31/2017	1,942,541	64,309	0.82	20.166414	8.53		3.90	37.542378	14.20 ‡	0.00
JNL/Mellon Small Cap Index Fund - Class I
12/31/2021	60,187	1,027	0.00	51.902868	17.00	‡	0.80	59.993036	26.03	0.35
12/31/2020	35,209	754	0.00	47.446085	10.66		0.45	47.601171	10.77	0.35
12/31/2019	18,394	436	0.00	42.874754	22.03		0.45	42.971946	22.15	0.35
12/31/2018	7,952	230	2.08	35.135656	(9.07)		0.45	35.180109	(8.98)	0.35
12/31/2017+	369	10	0.00	38.640380	7.03	‡	0.45	38.650391	7.06 ‡	0.35

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Mellon Real Estate Sector Fund - Class A - September 25, 2017; JNL/Mellon Real Estate Sector Fund - Class I - September 25, 2017; JNL/Mellon S&P 400 MidCap Index Fund - Class I - September 25, 2017; JNL/Mellon Small Cap Index Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2021
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/Mellon U.S. Stock Market Index Fund - Class A
12/31/2021	6,055,701	323,404	0.00	17.401378	21.58		3.05	19.779985	25.35		0.00
12/31/2020	788,063	52,103	0.00	14.312325	16.57		3.05	15.779986	20.18		0.00
12/31/2019	517,915	40,677	0.00	12.277636	26.22		3.05	13.129987	30.13		0.00
12/31/2018	236,799	23,815	0.00	9.727307	(9.87	)‡	3.05	10.089986	(5.79)		0.00
12/31/2017+	47,661	4,457	0.00	10.659332	4.06	‡	2.60	10.709990	7.31	‡	0.00
JNL/Mellon U.S. Stock Market Index Fund - Class I
12/31/2021	79,428	4,032	0.00	19.415773	11.71	‡	0.80	19.834734	25.25		0.30
12/31/2020	23,954	1,521	0.00	15.727130	20.09		0.45	15.836065	20.27		0.30
12/31/2019	13,974	1,066	0.00	13.095762	29.89		0.45	13.166698	12.09	‡	0.30
12/31/2018	4,959	492	0.00	10.082382	(5.84)		0.45	10.095182	(5.74)		0.35
12/31/2017+	102	10	0.00	10.707422	7.29	‡	0.45	10.710240	7.32	‡	0.35
JNL/Mellon Utilities Sector Fund - Class A
12/31/2021	299,840	15,066	0.00	17.082146	13.26		3.05	22.257638	16.77		0.00
12/31/2020	268,414	15,574	0.00	15.081826	(4.03)		3.05	19.060932	(1.05)		0.00
12/31/2019	325,693	18,466	0.91	15.714407	3.20	‡	3.05	19.263704	24.20		0.00
12/31/2018	160,160	11,089	2.55	13.534861	(5.81	)‡	2.40	15.510286	3.79		0.00
12/31/2017	76,456	5,371	2.40	14.097179	10.23		1.25	14.944267	11.62	‡	0.00
JNL/Mellon Utilities Sector Fund - Class I
12/31/2021	4,987	251	0.00	21.197301	11.91	‡	0.80	19.624167	16.70		0.35
12/31/2020	3,696	217	0.00	16.760822	(1.12)		0.45	16.815667	(1.02)		0.35
12/31/2019	4,444	259	1.06	16.951234	24.13		0.45	16.989693	24.26		0.35
12/31/2018	999	73	3.58	13.655531	3.56		0.45	13.672841	3.67		0.35
12/31/2017+	22	2	0.00	13.185701	(0.78	)‡	0.45	13.189151	(0.76	)‡	0.35
JNL/Mellon World Index Fund - Class A
12/31/2021	402,396	11,815	1.23	18.865129	16.42		4.00	46.388332	21.17		0.00
12/31/2020	353,759	12,463	1.96	16.204065	11.08		4.00	38.282490	15.61		0.00
12/31/2019	359,890	14,510	1.80	14.587761	22.28		4.00	33.112516	27.27		0.00
12/31/2018	301,650	15,316	3.42	11.930227	(12.43)		4.00	26.018163	(8.84)		0.00
12/31/2017	367,752	16,856	0.00	13.623687	16.50		4.00	28.540000	15.69	‡	0.00
JNL/Mellon World Index Fund - Class I
12/31/2021	7,935	174	1.70	46.242694	21.04		0.45	46.440676	21.16		0.35
12/31/2020	4,272	113	2.58	38.203893	15.50		0.45	38.329105	15.62		0.35
12/31/2019	2,827	86	2.43	33.075970	27.19		0.45	33.151210	27.32		0.35
12/31/2018	1,511	58	6.46	26.004167	(8.94)		0.45	26.037270	(8.85)		0.35
12/31/2017+	25	1	0.00	28.556427	6.28	‡	0.45	28.563972	6.30	‡	0.35
JNL/MFS Mid Cap Value Fund - Class A
12/31/2021	1,991,648	57,436	0.00	22.595383	25.53		3.91	43.355579	30.53		0.00
12/31/2020	1,522,703	56,682	0.00	18.000323	(0.11)		3.91	33.214211	3.87	‡	0.00
12/31/2019	1,132,600	43,409	0.00	18.020795	25.86		3.91	30.602565	30.49		0.30
12/31/2018	937,189	46,474	0.55	14.317596	(15.08)		3.91	23.451620	(11.94)		0.30
12/31/2017	774,964	33,544	1.26	16.860164	8.70		3.91	26.631732	12.68		0.30

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Mellon U.S. Stock Market Index Fund - Class A - September 25, 2017; JNL/Mellon U.S. Stock Market Index Fund - Class I - September 25, 2017; JNL/Mellon Utilities Sector Fund - Class I - September 25, 2017; JNL/Mellon World Index Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2021
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/MFS Mid Cap Value Fund - Class I
12/31/2021	27,003	623	0.00	39.427930	21.22	‡	0.80	44.386131	30.47		0.35
12/31/2020	11,122	334	0.00	33.683466	3.66		0.45	34.019377	3.77		0.35
12/31/2019	5,865	184	0.00	32.493678	30.77		0.45	32.784913	30.90		0.35
12/31/2018	3,058	124	1.21	24.847742	(12.44)		0.45	25.045400	(11.77)		0.35
12/31/2017+	160	6	0.00	28.378815	5.69	‡	0.45	28.386195	5.71	‡	0.35
JNL/Morningstar PitchBook Listed Private Equity Index Fund - Class A
12/31/2021+	3,805	317	0.00	11.967521	19.68	‡	1.25	12.070005	20.70	‡	0.00
JNL/Morningstar Wide Moat Index Fund - Class A
12/31/2021	371,570	22,294	1.37	16.129056	0.57	‡	2.70	17.673324	23.89		0.00
12/31/2020	231,075	17,045	1.36	13.439708	11.35		2.50	14.265106	14.17		0.00
12/31/2019	141,685	11,898	0.76	12.069673	31.31		2.50	12.494542	34.64		0.00
12/31/2018+	83,324	9,029	0.00	9.191420	(10.97	)‡	2.50	9.280001	(7.20	)‡	0.00
JNL/Morningstar Wide Moat Index Fund - Class I
12/31/2021	10,026	571	1.58	17.585082	23.75		0.45	17.650740	23.87		0.35
12/31/2020	5,284	373	2.01	14.210096	13.92		0.45	14.248905	14.07		0.35
12/31/2019	1,816	147	1.08	12.474166	34.51		0.45	12.491442	34.64		0.35
12/31/2018+	109	12	0.00	9.273976	(7.26	)‡	0.45	9.277540	(7.22	)‡	0.35
JNL/Neuberger Berman Commodity Strategy Fund - Class A
12/31/2021	23,449	2,904	0.00	7.864204	28.14		1.25	8.656091	29.76		0.00
12/31/2020	11,822	1,881	0.00	6.137041	(4.83)		1.25	6.671095	(3.63)		0.00
12/31/2019	16,229	2,470	2.10	6.448292	10.70		1.25	6.922363	12.09		0.00
12/31/2018	15,260	2,589	0.35	5.825250	(11.68)		1.25	6.175832	(10.56)		0.00
12/31/2017	14,331	2,154	18.79	6.595291	5.07		1.25	6.904902	3.52	‡	0.00
JNL/Neuberger Berman Strategic Income Fund - Class A
12/31/2021	653,701	51,384	0.00	10.495271	(0.68)		3.30	14.442579	2.65		0.00
12/31/2020	592,703	47,287	0.00	10.567012	3.54		3.30	14.069267	7.01		0.00
12/31/2019	624,363	52,652	2.64	10.206136	5.80		3.30	13.147651	9.35		0.00
12/31/2018	576,962	52,593	1.96	9.646358	(5.72)		3.30	12.023147	(2.54)		0.00
12/31/2017	632,065	55,475	3.07	10.231264	(0.02	)‡	3.30	12.335939	6.27	‡	0.00
JNL/Neuberger Berman Strategic Income Fund - Class I
12/31/2021	8,747	605	0.00	14.528783	2.57		0.45	14.590860	2.68		0.35
12/31/2020	4,851	344	0.00	14.164385	6.82		0.45	14.210716	6.93		0.35
12/31/2019	3,539	268	3.84	13.259488	9.11		0.45	13.289561	9.22		0.35
12/31/2018	1,296	107	3.80	12.152451	(2.56)		0.45	12.167843	(2.46)		0.35
12/31/2017+	68	5	0.00	12.472041	0.70	‡	0.45	12.475291	0.72	‡	0.35

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/MFS Mid Cap Value Fund - Class I - September 25, 2017; JNL/Morningstar PitchBook Listed Private Equity Index Fund - Class A - April 26, 2021; JNL/Morningstar Wide Moat Index Fund - Class A - August 13, 2018; JNL/Morningstar Wide Moat Index Fund - Class I - August 13, 2018; JNL/Neuberger Berman Strategic Income Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2021
	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/PIMCO Income Fund - Class A
12/31/2021	860,286	78,201	0.00	10.084254	(1.31)	3.30	11.608801	1.99		0.00
12/31/2020	749,074	68,634	0.00	10.217749	1.53	3.30	11.381782	4.95		0.00
12/31/2019	644,539	61,255	3.08	10.064075	(0.04)‡	3.30	10.845418	7.82		0.00
12/31/2018	366,422	37,052	0.48	9.708996	(0.01)‡	2.80	10.058556	(0.11)		0.00
12/31/2017+	128,040	12,760	0.00	10.007424	0.08 ‡	2.40	10.069997	0.70	‡	0.00
JNL/PIMCO Income Fund - Class I
12/31/2021	28,013	2,431	0.00	11.535039	1.79	0.45	11.609088	1.94		0.30
12/31/2020	23,286	2,058	0.00	11.332516	4.82	0.45	11.388181	4.98		0.30
12/31/2019	17,136	1,589	3.73	10.810904	7.65	0.45	10.847720	3.21	‡	0.30
12/31/2018	6,544	651	0.64	10.042760	(0.25)	0.45	10.055494	(0.15)		0.35
12/31/2017+	524	52	0.00	10.068192	0.68 ‡	0.45	10.070825	0.71	‡	0.35
JNL/PIMCO Investment Grade Credit Bond Fund - Class A
12/31/2021	586,479	43,018	0.00	11.122763	(4.82)	3.30	15.422708	(1.62)		0.00
12/31/2020	668,210	47,738	0.00	11.685655	6.93	3.30	15.677249	10.52		0.00
12/31/2019	461,898	36,018	2.96	10.927919	10.76	3.30	14.184723	14.47		0.00
12/31/2018	262,912	23,201	2.96	9.866557	(5.74)	3.30	12.391319	(2.56)		0.00
12/31/2017	287,431	24,394	2.14	10.467145	(0.11)‡	3.30	12.716541	6.50	‡	0.00
JNL/PIMCO Investment Grade Credit Bond Fund - Class I
12/31/2021	14,081	971	0.00	14.534379	(0.13)‡	0.80	15.272797	(1.69)		0.30
12/31/2020	12,303	833	0.00	14.366779	10.41	0.45	15.535400	10.58		0.30
12/31/2019	5,838	437	3.93	13.011729	14.24	0.45	14.049037	7.76	‡	0.30
12/31/2018	696	61	5.47	11.390120	(2.70)	0.45	11.404486	(2.60)		0.35
12/31/2017+	42	4	0.00	11.706338	0.23 ‡	0.45	11.709333	0.25	‡	0.35
JNL/PIMCO Real Return Fund - Class A
12/31/2021	1,335,713	81,151	0.00	11.686395	1.66	3.61	20.053302	5.40		0.00
12/31/2020	1,150,818	72,918	0.00	11.495434	7.51	3.61	19.026178	11.46		0.00
12/31/2019	950,319	66,272	0.00	10.692520	4.54	3.61	17.069754	8.38		0.00
12/31/2018	971,273	72,742	0.66	10.227968	(5.72)	3.61	15.749761	(2.23)		0.00
12/31/2017	1,114,819	80,744	0.00	10.847955	(0.54)	3.61	16.108966	2.47	‡	0.00
JNL/PIMCO Real Return Fund - Class I
12/31/2021	15,259	756	0.00	18.442672	4.71 ‡	0.80	20.481812	5.45		0.35
12/31/2020	8,341	433	0.00	19.360474	11.28	0.45	19.423593	11.39		0.35
12/31/2019	3,068	177	0.00	17.398068	8.22	0.45	17.437504	8.33		0.35
12/31/2018	1,893	119	1.79	16.076438	(2.39)	0.45	16.096733	(2.29)		0.35
12/31/2017+	92	6	0.00	16.470528	0.38 ‡	0.45	16.474817	0.41	‡	0.35
JNL/PPM America Floating Rate Income Fund - Class A
12/31/2021	1,102,398	90,305	0.00	9.168476	(0.24)	3.90	14.083822	3.73		0.00
12/31/2020	996,247	83,685	0.00	9.190267	(3.39)	3.90	13.577305	0.46		0.00
12/31/2019	1,312,217	109,366	0.00	9.512316	4.07	3.90	13.515535	8.21		0.00
12/31/2018	1,502,673	133,983	3.32	9.140474	(4.28)‡	3.90	12.490145	(1.02)		0.00
12/31/2017	1,362,837	118,852	3.24	10.153435	(0.22)	3.11	12.619079	2.54	‡	0.00

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/PIMCO Income Fund - Class A - September 25, 2017; JNL/PIMCO Income Fund - Class I - September 25, 2017; JNL/PIMCO Investment Grade Credit Bond Fund - Class I - September 25, 2017; JNL/PIMCO Real Return Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2021
	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/PPM America Floating Rate Income Fund - Class I
12/31/2021	10,697	883	0.00	11.684516	3.60	0.45	11.734430	3.70		0.35
12/31/2020	5,324	467	0.00	11.278731	0.28	0.45	11.315621	0.38		0.35
12/31/2019	5,676	500	0.00	11.247724	8.11	0.45	11.273238	8.22		0.35
12/31/2018	5,307	498	6.26	10.404035	(1.27)	0.45	10.417213	(1.17)		0.35
12/31/2017+	105	10	0.00	10.537650	0.84 ‡	0.45	10.540387	0.86	‡	0.35
JNL/PPM America High Yield Bond Fund - Class A
12/31/2021	1,424,319	55,737	0.00	14.820526	2.00	3.61	35.043720	5.75		0.00
12/31/2020	1,310,104	53,674	0.00	14.529948	1.38	3.61	33.138432	5.11		0.00
12/31/2019	1,469,608	62,574	0.00	14.332013	10.53	3.61	31.528015	14.59		0.00
12/31/2018	1,330,366	64,412	5.72	12.966775	(8.68)	3.61	27.512574	(5.30)		0.00
12/31/2017	1,640,330	74,596	5.76	14.199066	3.69	3.61	29.053204	6.23	‡	0.00
JNL/PPM America High Yield Bond Fund - Class I
12/31/2021	10,554	298	0.00	30.518909	0.70 ‡	0.80	34.384956	5.78		0.30
12/31/2020	7,031	210	0.00	34.304419	4.98	0.45	32.506182	5.13		0.30
12/31/2019	10,658	334	0.00	32.678149	14.40	0.45	30.918754	3.91	‡	0.30
12/31/2018	2,596	92	8.14	28.564040	(5.43)	0.45	28.600242	(5.34)		0.35
12/31/2017+	150	5	0.00	30.204988	1.29 ‡	0.45	30.212873	1.32	‡	0.35
JNL/PPM America Total Return Fund - Class A
12/31/2021	725,109	38,121	0.00	15.764944	(3.78)	2.70	22.401569	(1.15)		0.00
12/31/2020	760,691	39,194	0.00	16.384387	0.88 ‡	2.70	22.661668	9.85		0.00
12/31/2019	419,541	23,401	0.00	15.580798	7.29	2.55	20.629599	10.06		0.00
12/31/2018	304,001	18,470	2.29	14.522181	(3.73)	2.55	18.743836	(1.23)		0.00
12/31/2017	297,882	17,667	2.27	15.085052	1.66	2.55	18.977948	4.10	‡	0.00
JNL/PPM America Total Return Fund - Class I
12/31/2021	10,495	684	0.00	20.690770	0.73 ‡	0.80	14.073760	(1.20)		0.35
12/31/2020	9,017	566	0.00	14.198838	9.75	0.45	14.245294	9.86		0.35
12/31/2019	3,864	260	0.00	12.937519	9.85	0.45	12.966877	9.96		0.35
12/31/2018	2,353	170	4.25	11.777187	(1.41)	0.45	11.792114	(1.31)		0.35
12/31/2017+	119	10	0.00	11.945995	0.47 ‡	0.45	11.949108	0.50	‡	0.35
JNL/RAFI Fundamental U.S. Small Cap Fund - Class A
12/31/2021	506,370	22,025	0.00	16.463669	25.62	3.61	27.963704	30.24		0.00
12/31/2020	388,632	21,769	0.00	13.105775	4.77	3.61	21.470986	8.62		0.00
12/31/2019+	398,125	23,942	1.88	12.509504	9.58	3.61	19.767458	13.61		0.00
12/31/2018	384,172	25,871	0.61	11.415569	(25.70)	3.61	17.399197	(22.96)		0.00
12/31/2017	550,343	28,245	0.98	15.364910	(5.67)	3.61	22.583793	(1.90	)‡	0.00
JNL/RAFI Fundamental U.S. Small Cap Fund - Class I
12/31/2021	6,511	231	0.00	25.733383	23.88 ‡	0.80	27.693418	8.70	‡	0.30
12/31/2020	2,155	99	0.00	21.806361	8.53	0.45	21.877451	8.63		0.35
12/31/2019+	1,179	59	1.89	20.093294	13.52	0.45	20.138668	13.64		0.35
12/31/2018	853	48	3.49	17.699818	(23.08)	0.45	17.722060	(23.00)		0.35
12/31/2017	27	1	0.00	23.009890	5.28 ‡	0.45	23.015644	5.31	‡	0.35

See Notes to the Financial Statements.

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/PPM America Floating Rate Income Fund - Class I - September 25, 2017; JNL/PPM America High Yield Bond Fund - Class I - September 25, 2017; JNL/PPM America Total Return Fund - Class I - September 25, 2017; JNL/RAFI Fundamental U.S. Small Cap Fund - Class I - September 25, 2017. On June 24, 2019, JNL/RAFI Fundamental U.S. Small Cap Fund completed the acquisition of JNL/MC S&P SMid 60 Fund, a separate series in JNL Variable Fund LLC. JNL/MC S&P SMid 60 Fund is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflects activity of the funds formerly in JNL Variable Fund LLC for periods prior to June 24, 2019.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2021
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/RAFI Multi-Factor U.S. Equity Fund - Class A
12/31/2021	2,509,343	81,391	0.00	12.847284	18.43		6.50	39.423498	26.39		0.00
12/31/2020	2,356,466	95,265	0.00	10.847843	3.03		6.50	31.192876	9.95		0.00
12/31/2019+	2,563,416	112,356	2.60	10.528729	5.34	‡	6.50	28.369809	8.27	‡	0.00
12/31/2018	2,498,352	129,293	2.18	11.312120	(15.31	)‡	5.20	22.742591	(10.00	)‡	0.30
12/31/2017	3,269,999	150,696	2.16	15.684916	10.38	‡	3.90	26.292066	13.44	‡	0.00
JNL/RAFI Multi-Factor U.S. Equity Fund - Class I
12/31/2021	11,215	281	0.00	40.144335	26.19		0.45	40.315946	26.32		0.35
12/31/2020	5,230	165	0.00	31.812477	9.78		0.45	31.916543	9.89		0.35
12/31/2019+	5,712	199	3.19	28.977185	19.22		0.45	29.042917	19.34		0.35
12/31/2018	4,931	205	4.66	24.305745	(9.87)		0.45	24.336539	(9.78)		0.35
12/31/2017	587	22	0.00	26.966479	7.06	‡	0.45	26.973511	7.09	‡	0.35
JNL/T. Rowe Price Balanced Fund - Class A
12/31/2021	532,226	33,657	0.00	14.452833	6.66	‡	2.25	17.180011	12.73		0.00
12/31/2020	474,608	33,426	0.00	13.203351	15.89	‡	2.15	15.240011	11.98		0.00
12/31/2019	481,521	37,499	0.00	12.677727	21.53		1.25	13.610013	23.06		0.00
12/31/2018	453,455	43,058	0.00	10.431994	(8.14)		1.25	11.060014	(6.98)		0.00
12/31/2017	183,701	16,046	0.00	11.356706	14.12		1.25	11.890000	14.11	‡	0.00
JNL/T. Rowe Price Balanced Fund - Class I
12/31/2021	2,389	140	0.00	17.059345	12.56		0.45	17.132276	13.04	‡	0.35
12/31/2020+	659	44	0.00	15.155609	26.30	‡	0.45	15.155609	26.30	‡	0.45
JNL/T. Rowe Price Capital Appreciation Fund - Class A
12/31/2021	10,631,945	448,598	0.00	20.404644	14.35		3.05	26.277812	17.89		0.00
12/31/2020	7,864,909	386,758	0.00	17.844003	13.95		3.05	22.289308	17.48		0.00
12/31/2019	5,451,154	310,960	0.00	15.659223	1.71	‡	3.05	18.972909	24.06		0.00
12/31/2018	2,996,911	209,096	0.64	13.363852	(2.14)		2.55	15.292871	0.40		0.00
12/31/2017	2,095,782	144,829	0.84	13.656158	5.76	‡	2.55	15.231704	13.45	‡	0.00
JNL/T. Rowe Price Capital Appreciation Fund - Class I
12/31/2021	192,864	7,778	0.00	25.132376	17.30		0.75	26.088068	6.01	‡	0.30
12/31/2020	134,641	6,402	0.00	21.425142	15.71	‡	0.75	20.902577	17.44		0.35
12/31/2019	72,860	4,063	0.00	17.758371	23.88		0.45	17.798638	24.01		0.35
12/31/2018	20,423	1,412	1.24	14.334665	0.22		0.45	14.352814	0.32		0.35
12/31/2017+	788	55	0.00	14.303237	3.27	‡	0.45	14.306955	3.30	‡	0.35
JNL/T. Rowe Price Established Growth Fund - Class A
12/31/2021	9,752,345	68,612	0.00	33.016416	6.91		6.80	202.176621	14.43		0.00
12/31/2020	8,695,652	69,365	0.00	30.882244	28.07		6.80	176.675010	37.09		0.00
12/31/2019	6,861,910	74,219	0.00	24.112941	22.51		6.80	128.878871	31.13		0.00
12/31/2018	5,444,728	76,571	0.07	19.682388	(13.36	)‡	6.80	98.281895	(1.42)		0.00
12/31/2017	5,403,325	74,380	0.06	31.417594	16.79	‡	5.10	99.697798	28.51	‡	0.00

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/RAFI Multi-Factor U.S. Equity Fund - Class I - September 25, 2017; JNL/T. Rowe Price Balanced Fund - Class I - April 27, 2020; JNL/T. Rowe Price Capital Appreciation Fund - Class I - September 25, 2017. On June 24, 2019, JNL/RAFI Multi-Factor U.S. Equity Fund completed the acquisition of JNL/MC JNL 5 Fund, a separate series in JNL Variable Fund LLC. JNL/MC JNL 5 Fund, is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflects activity of the funds formerly in JNL Variable Fund LLC for periods prior to June 24, 2019.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2021
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/T. Rowe Price Established Growth Fund - Class I
12/31/2021	118,652	585	0.00	172.965764	13.87		0.80	210.892417	14.38		0.35
12/31/2020	89,079	500	0.00	151.901013	11.76	‡	0.80	184.377199	37.02		0.35
12/31/2019	44,956	345	0.00	134.261335	30.95		0.45	134.564873	31.08		0.35
12/31/2018	21,133	212	0.42	102.525956	(1.58)		0.45	102.655821	(1.48)		0.35
12/31/2017+	889	9	0.00	104.169828	7.64	‡	0.45	104.196948	7.66	‡	0.35
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A
12/31/2021	6,194,076	33,626	0.00	93.291204	8.58		3.91	247.337375	12.63		0.25
12/31/2020	5,961,539	36,176	0.00	85.915479	18.81		3.91	219.596031	23.24		0.25
12/31/2019	5,518,630	40,942	0.00	72.311173	26.44		3.91	178.181452	31.15		0.25
12/31/2018	4,405,857	42,575	0.00	57.190331	(6.22)		3.91	135.858667	(2.70)		0.25
12/31/2017	4,606,567	43,054	0.00	60.980690	19.71		3.91	139.628442	24.16		0.25
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I
12/31/2021	62,395	233	0.00	226.246947	12.34		0.80	275.854185	12.85		0.35
12/31/2020	48,931	205	0.00	201.393395	22.95		0.80	244.448851	23.50		0.35
12/31/2019	33,387	172	0.00	163.807059	10.38	‡	0.80	197.934141	31.38		0.35
12/31/2018	14,918	101	0.00	150.463056	(2.59)		0.45	150.653097	(2.49)		0.35
12/31/2017+	1,011	7	0.00	154.461046	5.27	‡	0.45	154.500734	5.29	‡	0.35
JNL/T. Rowe Price Short-Term Bond Fund - Class A
12/31/2021	1,288,169	118,928	0.00	7.486123	(3.91)		3.61	13.182438	(0.38)		0.00
12/31/2020	1,406,984	128,092	0.00	7.790801	0.25		3.61	13.232514	3.93		0.00
12/31/2019	1,089,492	101,965	0.00	7.771538	0.40		3.61	12.731754	4.09		0.00
12/31/2018	1,024,454	99,176	1.41	7.740333	(2.50)		3.61	12.231017	1.10		0.00
12/31/2017	936,682	90,718	1.41	7.938979	(2.43)		3.61	12.097714	1.04	‡	0.00
JNL/T. Rowe Price Short-Term Bond Fund - Class I
12/31/2021	27,507	2,078	0.00	12.060117	(0.81	)‡	0.80	13.043759	(0.39)		0.30
12/31/2020	18,059	1,353	0.00	13.484949	3.80		0.45	13.095143	3.96		0.30
12/31/2019	11,448	889	0.00	12.990821	3.89		0.45	12.596392	2.29	‡	0.30
12/31/2018	3,549	285	2.76	12.504632	1.05		0.45	12.520498	1.15		0.35
12/31/2017+	192	16	0.00	12.374772	(0.22	)‡	0.45	12.378009	(0.19	)‡	0.35
JNL/T. Rowe Price U.S. High Yield Fund - Class A
12/31/2021	151,234	12,561	0.00	10.870095	1.68		3.05	12.928229	4.82		0.00
12/31/2020	138,409	11,904	0.00	10.690965	0.34		3.05	12.333205	3.45		0.00
12/31/2019	127,011	11,171	0.00	10.654667	2.98	‡	3.05	11.922097	10.20		0.00
12/31/2018	81,391	7,795	5.00	10.089035	(4.92	)‡	2.60	10.818605	(2.09)		0.00
12/31/2017	61,418	5,685	2.55	10.611053	2.26		2.40	11.049552	4.04	‡	0.00
JNL/T. Rowe Price U.S. High Yield Fund - Class I
12/31/2021	3,666	293	0.00	12.551584	4.63		0.45	12.605290	4.73		0.35
12/31/2020	2,057	173	0.00	11.996249	3.37		0.45	12.035531	3.47		0.35
12/31/2019	1,453	127	0.00	11.605222	10.00		0.45	11.631552	10.11		0.35
12/31/2018	981	93	10.35	10.550360	(2.20)		0.45	10.563724	(2.10)		0.35
12/31/2017+	85	8	0.00	10.787354	0.16	‡	0.45	10.790169	0.19	‡	0.35

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/T. Rowe Price Established Growth Fund - Class I - September 25, 2017; JNL/T. Rowe Price Mid-Cap Growth Fund - Class I - September 25, 2017; JNL/T. Rowe Price Short-Term Bond Fund - Class I - September 25, 2017; JNL/T. Rowe Price U.S. High Yield Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2021
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/T. Rowe Price Value Fund - Class A
12/31/2021	3,157,881	64,032	0.00	28.054112	24.58		3.91	65.466835	29.55		0.00
12/31/2020	2,111,055	54,809	0.00	22.518536	6.04		3.91	50.533951	10.27		0.00
12/31/2019	1,961,880	55,559	0.00	21.236513	21.27		3.91	45.829426	26.11		0.00
12/31/2018	1,629,905	57,614	1.17	17.511303	(13.06)		3.91	36.341015	(9.58)		0.00
12/31/2017	1,950,172	61,797	1.63	20.142597	14.16		3.91	40.190122	17.80	‡	0.00
JNL/T. Rowe Price Value Fund - Class I
12/31/2021	55,313	836	0.00	57.701146	24.28	‡	0.80	67.613374	29.47		0.35
12/31/2020	22,274	435	0.00	52.052238	10.10		0.45	52.222483	10.21		0.35
12/31/2019	12,740	273	0.00	47.278868	25.96		0.45	47.386162	26.09		0.35
12/31/2018	6,377	172	2.43	37.534923	(9.71)		0.45	37.582500	(9.62)		0.35
12/31/2017+	438	11	0.00	41.570495	6.81	‡	0.45	41.581352	6.84	‡	0.35
JNL/Vanguard Growth ETF Allocation Fund - Class A
12/31/2021	2,201,939	150,998	0.00	13.830879	11.43		2.55	15.420000	14.31		0.00
12/31/2020	589,736	45,597	0.00	12.412129	10.79		2.55	13.490000	13.65		0.00
12/31/2019	392,365	34,069	0.00	11.203537	19.78		2.55	11.870000	22.88		0.00
12/31/2018	229,380	24,141	0.00	9.353158	(10.24	)‡	2.55	9.660000	(7.91)		0.00
12/31/2017+	39,623	3,790	0.00	10.423319	1.34	‡	2.45	10.490000	4.90	‡	0.00
JNL/Vanguard Growth ETF Allocation Fund - Class I
12/31/2021	54,997	3,566	0.00	15.182998	13.92		0.80	15.477204	14.44		0.35
12/31/2020	29,326	2,175	0.00	13.327286	13.19		0.80	13.524546	13.70		0.35
12/31/2019	20,134	1,696	0.00	11.774642	9.00	‡	0.80	11.895307	22.92		0.35
12/31/2018	9,326	965	0.00	9.664785	(7.93)		0.45	9.677037	(7.84)		0.35
12/31/2017+	801	76	0.00	10.497689	4.98	‡	0.45	10.500428	5.00	‡	0.35
JNL/Vanguard Moderate ETF Allocation Fund - Class A
12/31/2021	535,642	42,823	0.00	11.746344	3.54		2.70	13.180001	6.38		0.00
12/31/2020	444,533	37,363	0.00	11.344495	6.73		2.70	12.390001	9.65		0.00
12/31/2019	299,395	27,289	0.00	10.629522	10.34	‡	2.70	11.300001	15.78		0.00
12/31/2018	130,765	13,613	0.00	9.468530	(6.86)		2.40	9.760001	(4.59)		0.00
12/31/2017+	28,653	2,810	0.00	10.166402	0.47	‡	2.40	10.230001	2.30	‡	0.00
JNL/Vanguard Moderate ETF Allocation Fund - Class I
12/31/2021	17,738	1,346	0.00	13.174655	6.45		0.45	13.259120	1.58	‡	0.30
12/31/2020	13,906	1,123	0.00	12.376768	9.58		0.45	12.417254	9.69		0.35
12/31/2019	10,627	941	0.00	11.294255	15.67		0.45	11.319872	15.79		0.35
12/31/2018	6,140	629	0.00	9.764226	(4.53)		0.45	9.776595	(4.44)		0.35
12/31/2017+	135	13	0.00	10.228014	2.28	‡	0.45	10.230677	2.31	‡	0.35
JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A
12/31/2021	928,560	68,650	0.00	12.662773	7.32		2.80	14.270000	10.36		0.00
12/31/2020	570,137	45,961	0.00	11.799541	8.80	‡	2.80	12.930000	11.66		0.00
12/31/2019	362,388	32,245	0.00	10.930017	16.38	‡	2.55	11.580000	19.38		0.00
12/31/2018	199,470	20,887	0.00	9.386557	(11.06	)‡	2.60	9.700000	(6.46)		0.00
12/31/2017+	45,149	4,368	0.00	10.305507	2.20	‡	2.40	10.370000	3.70	‡	0.00

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/T. Rowe Price Value Fund - Class I - September 25, 2017; JNL/Vanguard Growth ETF Allocation Fund - Class A - September 25, 2017; JNL/Vanguard Growth ETF Allocation Fund - Class I - September 25, 2017; JNL/Vanguard Moderate ETF Allocation Fund - Class A - September 25, 2017; JNL/Vanguard Moderate ETF Allocation Fund - Class I - September 25, 2017; JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2021
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I
12/31/2021	37,210	2,608	0.00	14.052032	2.80	‡	0.80	14.324473	10.52		0.35
12/31/2020	20,270	1,569	0.00	12.918747	11.55		0.45	12.960975	11.66		0.35
12/31/2019	14,593	1,260	0.00	11.581316	19.46		0.45	11.607568	19.58		0.35
12/31/2018	8,473	874	0.00	9.694624	(6.49)		0.45	9.706888	(6.40)		0.35
12/31/2017+	340	33	0.00	10.367852	3.68	‡	0.45	10.370544	3.71	‡	0.35
JNL/WCM Focused International Equity Fund - Class A
12/31/2021	614,871	24,368	0.00	20.287231	8.44	‡	3.90	28.037680	17.08		0.00
12/31/2020	387,246	17,756	0.29	19.171359	28.05		3.05	23.947193	32.01		0.00
12/31/2019	235,077	14,044	0.73	14.971998	3.71	‡	3.05	18.140222	35.48		0.00
12/31/2018	58,982	4,686	0.00	11.545625	(12.73	)‡	2.80	13.390049	(7.85)		0.00
12/31/2017	31,124	2,237	0.37	13.772488	30.02		1.25	14.530276	27.48	‡	0.00
JNL/WCM Focused International Equity Fund - Class I
12/31/2021	19,913	720	0.00	27.694263	16.92		0.45	27.812465	17.03		0.35
12/31/2020	9,556	404	0.47	23.687400	31.82		0.45	23.764720	31.95		0.35
12/31/2019	4,231	236	0.73	17.969816	35.21		0.45	18.010454	35.35		0.35
12/31/2018	1,614	122	1.03	13.289935	(7.98)		0.45	13.306674	(7.89)		0.35
12/31/2017+	26	2	0.00	14.443184	5.35	‡	0.45	14.446834	5.37	‡	0.35
JNL/Westchester Capital Event Driven Fund - Class A
12/31/2021	52,296	4,295	0.00	10.948210	0.12		2.80	13.202880	2.96		0.00
12/31/2020	38,756	3,242	0.00	10.935486	3.37		2.80	12.822860	6.30		0.00
12/31/2019	45,929	4,043	0.00	10.579063	7.97	‡	2.80	12.062833	11.77		0.00
12/31/2018	25,623	2,482	0.00	9.881465	0.24	‡	2.40	10.792489	4.94		0.00
12/31/2017	4,476	447	2.54	9.946650	4.26		1.25	10.284735	4.92	‡	0.00
JNL/Westchester Capital Event Driven Fund - Class I
12/31/2021	1,135	88	0.00	12.772375	2.84		0.45	12.827040	2.94		0.35
12/31/2020	743	59	0.00	12.419508	6.12		0.45	12.460198	6.22		0.35
12/31/2019	668	57	0.00	11.703731	11.65		0.45	11.730339	11.77		0.35
12/31/2018	285	27	1.69	10.482093	4.73		0.45	10.495425	4.84		0.35
12/31/2017+	5	0	0.00	10.008556	0.79	‡	0.45	10.011156	0.82	‡	0.35
JNL/WMC Balanced Fund - Class A
12/31/2021	9,895,046	141,079	0.00	16.166244	10.88		6.80	98.990420	18.68		0.00
12/31/2020	8,613,751	144,262	0.00	14.580507	1.21		6.80	83.410741	8.33		0.00
12/31/2019	8,382,356	150,402	0.00	14.406893	13.48		6.80	76.998991	21.46		0.00
12/31/2018	6,996,799	151,047	1.63	12.695667	(8.18	)‡	6.80	63.394483	(3.41)		0.00
12/31/2017	7,348,459	151,819	1.42	20.682853	4.14	‡	5.10	65.633219	11.83	‡	0.00
JNL/WMC Balanced Fund - Class I
12/31/2021	77,552	774	0.00	102.776839	18.51		0.45	96.718929	6.85	‡	0.30
12/31/2020	49,119	580	0.00	86.725403	8.17		0.45	87.009200	8.27		0.35
12/31/2019	34,219	438	0.00	80.177550	21.30		0.45	80.359519	21.42		0.35
12/31/2018	14,633	223	3.07	66.100686	(3.59)		0.45	66.184488	(3.49)		0.35
12/31/2017+	1,109	16	0.00	68.561867	4.31	‡	0.45	68.579796	4.34	‡	0.35

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I - September 25, 2017; JNL/WCM Focused International Equity Fund - Class I - September 25, 2017; JNL/Westchester Capital Event Driven Fund - Class I - September 25, 2017; JNL/WMC Balanced Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2021
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/WMC Equity Income Fund - Class A
12/31/2021	599,865	39,844	0.00	14.234635	22.43		2.60	15.920000	25.65	0.00
12/31/2020	500,705	41,297	0.00	11.627116	(0.04)		2.60	12.670000	2.59	0.00
12/31/2019	327,446	27,374	0.00	11.631875	0.97	‡	2.60	12.350000	23.75	0.00
12/31/2018	139,346	14,207	0.00	9.647883	(6.30	)‡	2.60	9.980000	(6.47)	0.00
12/31/2017+	24,477	2,304	0.00	10.593100	3.91	‡	2.40	10.670000	6.59 ‡	0.00
JNL/WMC Equity Income Fund - Class I
12/31/2021	19,517	1,239	0.00	15.582321	24.99		0.80	15.918848	25.62	0.30
12/31/2020	14,029	1,118	0.00	12.467187	2.15		0.80	12.672443	2.67	0.30
12/31/2019	9,094	745	0.00	12.204333	9.98	‡	0.80	12.343388	10.76 ‡	0.30
12/31/2018	3,047	306	0.00	9.973021	(6.60)		0.45	9.985657	(6.50)	0.35
12/31/2017+	280	26	0.00	10.677475	6.67	‡	0.45	10.680264	6.70 ‡	0.35
JNL/WMC Global Real Estate Fund - Class A
12/31/2021	949,949	43,093	0.00	14.333805	21.83		3.90	27.466876	26.67	0.00
12/31/2020	839,871	47,691	0.00	11.765583	(15.49)		3.90	21.683182	(12.13)	0.00
12/31/2019	1,111,643	54,791	0.00	13.922679	17.83		3.90	24.677093	22.52	0.00
12/31/2018	1,052,660	62,917	3.78	11.815742	(2.67	)‡	3.90	20.140860	(6.38)	0.00
12/31/2017	1,288,855	71,293	3.12	13.449300	6.19		3.71	21.512751	9.50 ‡	0.00
JNL/WMC Global Real Estate Fund - Class I
12/31/2021	4,439	167	0.00	24.969442	4.02	‡	0.80	26.915512	26.68	0.35
12/31/2020	2,660	127	0.00	20.916564	(12.30)		0.45	21.246899	(12.21)	0.35
12/31/2019	2,437	102	0.00	23.849631	22.40		0.45	24.202180	22.52	0.35
12/31/2018+	257	13	12.65	19.485472	(5.45	)‡	0.45	19.753790	(5.07)‡	0.35
JNL/WMC Government Money Market Fund - Class A
12/31/2021	1,946,093	163,962	0.00	2.711276	(6.57)		6.80	16.602607	0.00	0.00
12/31/2020	2,259,747	188,938	0.19	2.902069	(6.38)		6.80	16.602591	0.21	0.00
12/31/2019	1,190,470	98,667	1.53	3.099812	(5.11	)‡	6.80	16.567918	1.54	0.00
12/31/2018	1,354,360	113,987	1.13	6.724611	(2.61)		3.75	16.317035	1.13	0.00
12/31/2017	1,125,631	95,348	0.12	6.904777	(3.54)		3.75	16.134199	0.13 ‡	0.00
JNL/WMC Government Money Market Fund - Class I
12/31/2021	30,020	1,811	0.04	13.982471	(0.57	)‡	0.80	17.048370	(0.31)	0.35
12/31/2020	40,752	2,466	0.27	17.046237	(0.14)		0.45	17.102154	(0.04)	0.35
12/31/2019	13,001	781	1.97	17.070022	1.54		0.45	17.108767	1.64	0.35
12/31/2018	12,197	742	1.79	16.811350	1.18		0.45	16.832667	1.28	0.35
12/31/2017+	883	53	0.94	16.615009	0.12	‡	0.45	16.619349	0.15 ‡	0.35
JNL/WMC Value Fund - Class A
12/31/2021	814,591	15,182	0.00	34.231404	22.37		3.70	65.883511	26.60	0.30
12/31/2020	692,118	16,185	0.00	27.973819	(2.17)		3.70	52.039966	1.21	0.30
12/31/2019	766,540	17,994	0.00	28.594485	22.88		3.70	51.416321	27.13	0.30
12/31/2018	641,872	18,987	1.73	23.270230	(13.57)		3.70	40.443449	(10.57)	0.30
12/31/2017	784,224	20,572	1.67	26.924939	11.03		3.70	45.222498	14.86	0.30

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/WMC Equity Income Fund - Class A - September 25, 2017; JNL/WMC Equity Income Fund - Class I - September 25, 2017; JNL/WMC Global Real Estate Fund - Class I - August 13, 2018; JNL/WMC Government Money Market Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2021
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/WMC Value Fund - Class I
12/31/2021	9,191	132	0.00	71.451280	26.79		0.45	71.756687	26.92		0.35
12/31/2020	3,973	72	0.00	56.353178	1.38		0.45	56.537483	1.48		0.35
12/31/2019	2,333	43	0.00	55.586775	27.28		0.45	55.712831	27.41		0.35
12/31/2018	1,082	25	3.30	43.672133	(10.46)		0.45	43.727444	(10.37)		0.35
12/31/2017+	102	2	0.00	48.772245	6.45	‡	0.45	48.784962	6.47	‡	0.35

+	The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/WMC Value Fund - Class I - September 25, 2017.
*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I

Notes to Financial Statements

December 31, 2021

NOTE 1. Organization

Jackson National Life Insurance Company (“Jackson”) established Jackson National Separate Account I (the “Separate Account”) on June 14, 1993. The Separate Account commenced operations on October 16, 1995, and is a unit investment trust registered with the Securities Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board “FASB” Accounting Standards Codification (ASC) Topic 946 Financial Services – Investment Companies.

The Separate Account is a separate investment account of Jackson. Its assets legally belong to Jackson and the obligations under the contracts are the obligation of Jackson but are clearly identified and distinguished from Jackson's other assets and liabilities. The contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson may conduct.

The Separate Account receives and invests, based on the directions of the contract owners, net premiums for individual flexible premium variable annuity contracts issued by Jackson. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account contained two-hundred eighty-three (283) Investment Divisions during 2021, but currently contains two-hundred forty-six (246) Investment Divisions as of December 31, 2021. These Investment Divisions each invested in shares of the following mutual funds (each a "Fund", and collectively, the “Funds”) during the year ended December 31, 2021:

JNL® Series Trust
JNL Aggressive Growth Allocation Fund - Class A(1)	JNL/Invesco International Growth Fund - Class A
JNL Aggressive Growth Allocation Fund - Class I(1)	JNL/Invesco International Growth Fund - Class I
JNL Bond Index Fund - Class I	JNL/Invesco Small Cap Growth Fund - Class A
JNL Conservative Allocation Fund - Class A(1)	JNL/Invesco Small Cap Growth Fund - Class I
JNL Conservative Allocation Fund - Class I(1)	JNL/JPMorgan Global Allocation Fund - Class A
JNL Emerging Markets Index Fund - Class I	JNL/JPMorgan Global Allocation Fund - Class I
JNL Growth Allocation Fund - Class A(1)	JNL/JPMorgan Hedged Equity Fund - Class A
JNL Growth Allocation Fund - Class I(1)	JNL/JPMorgan Hedged Equity Fund - Class I
JNL International Index Fund - Class I	JNL/JPMorgan MidCap Growth Fund - Class A
JNL iShares Tactical Growth Fund - Class A	JNL/JPMorgan MidCap Growth Fund - Class I
JNL iShares Tactical Growth Fund - Class I	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A
JNL iShares Tactical Moderate Fund - Class A	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I
JNL iShares Tactical Moderate Fund - Class I	JNL/JPMorgan U.S. Value Fund - Class A
JNL iShares Tactical Moderate Growth Fund - Class A	JNL/JPMorgan U.S. Value Fund - Class I
JNL iShares Tactical Moderate Growth Fund - Class I	JNL/Lazard International Strategic Equity Fund - Class A
JNL Mid Cap Index Fund - Class I	JNL/Lazard International Strategic Equity Fund - Class I
JNL Moderate Allocation Fund - Class A(1)	JNL/Loomis Sayles Global Growth Fund - Class A
JNL Moderate Allocation Fund - Class I(1)	JNL/Loomis Sayles Global Growth Fund - Class I
JNL Moderate Growth Allocation Fund - Class A(1)	JNL/Lord Abbett Short Duration Income Fund - Class A
JNL Moderate Growth Allocation Fund - Class I(1)	JNL/Lord Abbett Short Duration Income Fund - Class I
JNL Multi-Manager Alternative Fund - Class A	JNL/Mellon Bond Index Fund - Class A
JNL Multi-Manager Alternative Fund - Class I	JNL/Mellon Bond Index Fund - Class I
JNL Multi-Manager Emerging Markets Equity Fund - Class A	JNL/Mellon Communication Services Sector Fund - Class A
JNL Multi-Manager Emerging Markets Equity Fund - Class I	JNL/Mellon Communication Services Sector Fund - Class I
JNL Multi-Manager International Small Cap Fund - Class A	JNL/Mellon Consumer Discretionary Sector Fund - Class A
JNL Multi-Manager International Small Cap Fund - Class I	JNL/Mellon Consumer Discretionary Sector Fund - Class I
JNL Multi-Manager Mid Cap Fund - Class A	JNL/Mellon Consumer Staples Sector Fund - Class A
JNL Multi-Manager Mid Cap Fund - Class I	JNL/Mellon Consumer Staples Sector Fund - Class I
JNL Multi-Manager Small Cap Growth Fund - Class A	JNL/Mellon Dow Index Fund - Class A
JNL Multi-Manager Small Cap Growth Fund - Class I	JNL/Mellon Dow Index Fund - Class I
JNL Multi-Manager Small Cap Value Fund - Class A	JNL/Mellon Emerging Markets Index Fund - Class A
JNL Multi-Manager Small Cap Value Fund - Class I	JNL/Mellon Emerging Markets Index Fund - Class I
JNL S&P 500 Index Fund - Class I	JNL/Mellon Energy Sector Fund - Class A
JNL Small Cap Index Fund - Class I	JNL/Mellon Energy Sector Fund - Class I
JNL/American Funds Balanced Fund - Class A	JNL/Mellon Equity Income Fund - Class A
JNL/American Funds Balanced Fund - Class I	JNL/Mellon Equity Income Fund - Class I
JNL/American Funds Bond Fund of America Fund - Class A	JNL/Mellon Financial Sector Fund - Class A

Jackson National Separate Account I

Notes to Financial Statements

December 31, 2021

JNL® Series Trust
JNL/American Funds Bond Fund of America Fund - Class I	JNL/Mellon Financial Sector Fund - Class I
JNL/American Funds Capital Income Builder Fund - Class A	JNL/Mellon Healthcare Sector Fund - Class A
JNL/American Funds Capital Income Builder Fund - Class I	JNL/Mellon Healthcare Sector Fund - Class I
JNL/American Funds Capital World Bond Fund - Class A	JNL/Mellon Industrials Sector Fund - Class A
JNL/American Funds Capital World Bond Fund - Class I	JNL/Mellon Industrials Sector Fund - Class I
JNL/American Funds Global Growth Fund - Class A	JNL/Mellon Information Technology Sector Fund - Class A
JNL/American Funds Global Growth Fund - Class I	JNL/Mellon Information Technology Sector Fund - Class I
JNL/American Funds Global Small Capitalization Fund - Class A	JNL/Mellon International Index Fund - Class A
JNL/American Funds Global Small Capitalization Fund - Class I	JNL/Mellon International Index Fund - Class I
JNL/American Funds Growth Allocation Fund - Class A(1)	JNL/Mellon Materials Sector Fund - Class A
JNL/American Funds Growth Allocation Fund - Class I(1)	JNL/Mellon Materials Sector Fund - Class I
JNL/American Funds Growth Fund - Class A	JNL/Mellon MSCI KLD 400 Social Index Fund - Class A
JNL/American Funds Growth Fund - Class I	JNL/Mellon MSCI KLD 400 Social Index Fund - Class I
JNL/American Funds Growth-Income Fund - Class A	JNL/Mellon Nasdaq® 100 Index Fund - Class A
JNL/American Funds Growth-Income Fund - Class I	JNL/Mellon Nasdaq® 100 Index Fund - Class I
JNL/American Funds International Fund - Class A	JNL/Mellon Real Estate Sector Fund - Class A
JNL/American Funds International Fund - Class I	JNL/Mellon Real Estate Sector Fund - Class I
JNL/American Funds Moderate Growth Allocation Fund - Class A(1)	JNL/Mellon S&P 400 MidCap Index Fund - Class A
JNL/American Funds Moderate Growth Allocation Fund - Class I(1)	JNL/Mellon S&P 400 MidCap Index Fund - Class I
JNL/American Funds New World Fund - Class A	JNL/Mellon S&P 500 Index Fund - Class A
JNL/American Funds New World Fund - Class I	JNL/Mellon Small Cap Index Fund - Class A
JNL/American Funds Washington Mutual Investors Fund - Class A	JNL/Mellon Small Cap Index Fund - Class I
JNL/American Funds Washington Mutual Investors Fund - Class I	JNL/Mellon U.S. Stock Market Index Fund - Class A
JNL/AQR Large Cap Defensive Style Fund - Class A	JNL/Mellon U.S. Stock Market Index Fund - Class I
JNL/AQR Large Cap Defensive Style Fund - Class I	JNL/Mellon Utilities Sector Fund - Class A
JNL/Baillie Gifford International Growth Fund - Class A	JNL/Mellon Utilities Sector Fund - Class I
JNL/Baillie Gifford International Growth Fund - Class I	JNL/Mellon World Index Fund - Class A
JNL/Baillie Gifford U.S. Equity Growth Fund - Class A	JNL/Mellon World Index Fund - Class I
JNL/BlackRock Advantage International Fund - Class A	JNL/MFS Mid Cap Value Fund - Class A
JNL/BlackRock Advantage International Fund - Class I	JNL/MFS Mid Cap Value Fund - Class I
JNL/BlackRock Global Allocation Fund - Class A	JNL/Morningstar PitchBook Listed Private Equity Index Fund - Class A
JNL/BlackRock Global Allocation Fund - Class I	JNL/Morningstar Wide Moat Index Fund - Class A
JNL/BlackRock Global Natural Resources Fund - Class A	JNL/Morningstar Wide Moat Index Fund - Class I
JNL/BlackRock Global Natural Resources Fund - Class I	JNL/Neuberger Berman Commodity Strategy Fund - Class A
JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A
JNL/BlackRock Large Cap Select Growth Fund - Class I	JNL/Neuberger Berman Strategic Income Fund - Class I
JNL/Causeway International Value Select Fund - Class A	JNL/PIMCO Income Fund - Class A
JNL/Causeway International Value Select Fund - Class I	JNL/PIMCO Income Fund - Class I
JNL/ClearBridge Large Cap Growth Fund - Class A	JNL/PIMCO Investment Grade Credit Bond Fund - Class A
JNL/ClearBridge Large Cap Growth Fund - Class I	JNL/PIMCO Investment Grade Credit Bond Fund - Class I
JNL/DFA International Core Equity Fund - Class A	JNL/PIMCO Real Return Fund - Class A
JNL/DFA International Core Equity Fund - Class I	JNL/PIMCO Real Return Fund - Class I
JNL/DFA U.S. Core Equity Fund - Class A	JNL/PPM America Floating Rate Income Fund - Class A
JNL/DFA U.S. Core Equity Fund - Class I	JNL/PPM America Floating Rate Income Fund - Class I
JNL/DFA U.S. Small Cap Fund - Class A	JNL/PPM America High Yield Bond Fund - Class A
JNL/DFA U.S. Small Cap Fund - Class I	JNL/PPM America High Yield Bond Fund - Class I
JNL/DoubleLine Core Fixed Income Fund - Class A	JNL/PPM America Total Return Fund - Class A
JNL/DoubleLine Core Fixed Income Fund - Class I	JNL/PPM America Total Return Fund - Class I
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/RAFI Fundamental U.S. Small Cap Fund - Class A
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	JNL/RAFI Fundamental U.S. Small Cap Fund - Class I
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/RAFI Multi-Factor U.S. Equity Fund - Class A
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	JNL/RAFI Multi-Factor U.S. Equity Fund - Class I

Jackson National Separate Account I

Notes to Financial Statements

December 31, 2021

JNL® Series Trust
JNL/DoubleLine Total Return Fund - Class A	JNL/T. Rowe Price Balanced Fund - Class A
JNL/DoubleLine Total Return Fund - Class I	JNL/T. Rowe Price Balanced Fund - Class I
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class A
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	JNL/T. Rowe Price Capital Appreciation Fund - Class I
JNL/First Sentier Global Infrastructure Fund - Class A	JNL/T. Rowe Price Established Growth Fund - Class A
JNL/First Sentier Global Infrastructure Fund - Class I	JNL/T. Rowe Price Established Growth Fund - Class I
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	JNL/T. Rowe Price Mid-Cap Growth Fund - Class I
JNL/Franklin Templeton Growth Allocation Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class A
JNL/Franklin Templeton Growth Allocation Fund - Class I	JNL/T. Rowe Price Short-Term Bond Fund - Class I
JNL/Franklin Templeton Income Fund - Class A	JNL/T. Rowe Price U.S. High Yield Fund - Class A
JNL/Franklin Templeton Income Fund - Class I	JNL/T. Rowe Price U.S. High Yield Fund - Class I
JNL/Goldman Sachs 4 Fund - Class A	JNL/T. Rowe Price Value Fund - Class A
JNL/Goldman Sachs 4 Fund - Class I	JNL/T. Rowe Price Value Fund - Class I
JNL/Goldman Sachs Managed Aggressive Growth Fund - Class A	JNL/Vanguard Growth ETF Allocation Fund - Class A
JNL/Goldman Sachs Managed Aggressive Growth Fund - Class I	JNL/Vanguard Growth ETF Allocation Fund - Class I
JNL/Goldman Sachs Managed Conservative Fund - Class A	JNL/Vanguard Moderate ETF Allocation Fund - Class A
JNL/Goldman Sachs Managed Conservative Fund - Class I	JNL/Vanguard Moderate ETF Allocation Fund - Class I
JNL/Goldman Sachs Managed Growth Fund - Class A	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A
JNL/Goldman Sachs Managed Growth Fund - Class I	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I
JNL/Goldman Sachs Managed Moderate Fund - Class A	JNL/WCM Focused International Equity Fund - Class A
JNL/Goldman Sachs Managed Moderate Fund - Class I	JNL/WCM Focused International Equity Fund - Class I
JNL/Goldman Sachs Managed Moderate Growth Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class A
JNL/Goldman Sachs Managed Moderate Growth Fund - Class I	JNL/Westchester Capital Event Driven Fund - Class I
JNL/GQG Emerging Markets Equity Fund - Class A	JNL/WMC Balanced Fund - Class A
JNL/GQG Emerging Markets Equity Fund - Class I	JNL/WMC Balanced Fund - Class I
JNL/Harris Oakmark Global Equity Fund - Class A	JNL/WMC Equity Income Fund - Class A
JNL/Harris Oakmark Global Equity Fund - Class I	JNL/WMC Equity Income Fund - Class I
JNL/Heitman U.S. Focused Real Estate Fund - Class A	JNL/WMC Global Real Estate Fund - Class A
JNL/Heitman U.S. Focused Real Estate Fund - Class I	JNL/WMC Global Real Estate Fund - Class I
JNL/Invesco Diversified Dividend Fund - Class A	JNL/WMC Government Money Market Fund - Class A
JNL/Invesco Diversified Dividend Fund - Class I	JNL/WMC Government Money Market Fund - Class I
JNL/Invesco Global Growth Fund - Class A	JNL/WMC Value Fund - Class A
JNL/Invesco Global Growth Fund - Class I	JNL/WMC Value Fund - Class I

(1) The Fund is a Fund of Funds advised by Jackson National Asset Management, LLC (“JNAM”), an affiliate of Jackson and has no sub-adviser.

JNAM serves as investment adviser for the Funds comprising the JNL Series Trust. JNAM is a wholly-owned subsidiary of Jackson and received fees for its services from each Fund.

The following Funds were sub-advised by an affiliate of Jackson during the year: JNL/PPM America Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund and JNL/PPM America Total Return Fund.

During the year ended December 31, 2021, the following Funds changed names effective April 26, 2021:

Prior Fund Name	Current Fund Name	Reason for Change
JNL/American Funds Blue Chip Income and Growth Fund	JNL/American Funds Washington Mutual Investors Fund	Name Convention Update
JNL/First State Global Infrastructure Fund	JNL/First Sentier Global Infrastructure Fund	Name Convention Update
JNL/Invesco Global Real Estate Fund	JNL/WMC Global Real Estate Fund	Sub-Adviser Replacement
JNL/JPMorgan Growth & Income Fund	JNL/JPMorgan U.S. Value Fund	Name Convention Update
JNL/Mellon MSCI World Index Fund	JNL/Mellon World Index Fund	Name Convention Update
JNL/Vanguard Equity Income Fund	JNL/WMC Equity Income Fund	Sub-Adviser Replacement
JNL/Vanguard International Fund	JNL/Baillie Gifford International Growth Fund	Sub-Adviser Replacement

Jackson National Separate Account I

Notes to Financial Statements

December 31, 2021

Prior Fund Name	Current Fund Name	Reason for Change
JNL/Vanguard U.S. Stock Market Index Fund	JNL/Mellon U.S. Stock Market Index Fund	Sub-Adviser Replacement

During the year ended December 31, 2021, the following Fund acquisitions were completed. The Funds that were acquired during the year are no longer available as of December 31, 2021.

Acquired Fund	Acquiring Fund	Date of Acquisition
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class A	JNL/AQR Large Cap Defensive Style Fund - Class A	April 26, 2021
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I	JNL/AQR Large Cap Defensive Style Fund - Class I	April 26, 2021
JNL/AQR Managed Futures Strategy Fund - Class A	JNL Moderate Growth Allocation Fund - Class A	April 26, 2021
JNL/Boston Partners Global Long Short Equity Fund - Class A	JNL Multi-Manager Alternative Fund - Class A	April 26, 2021
JNL/Boston Partners Global Long Short Equity Fund - Class I	JNL Multi-Manager Alternative Fund - Class I	April 26, 2021
JNL/DFA Growth Allocation Fund - Class A	JNL/Vanguard Growth ETF Allocation Fund - Class A	April 26, 2021
JNL/DFA Growth Allocation Fund - Class I	JNL/Vanguard Growth ETF Allocation Fund - Class I	April 26, 2021
JNL/DFA Moderate Growth Allocation Fund - Class A	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A	April 26, 2021
JNL/DFA Moderate Growth Allocation Fund - Class I	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I	April 26, 2021
JNL/Franklin Templeton International Small Cap Fund - Class A	JNL Multi-Manager International Small Cap Fund - Class A	April 26, 2021
JNL/Franklin Templeton International Small Cap Fund - Class I	JNL Multi-Manager International Small Cap Fund - Class I	April 26, 2021
JNL/Goldman Sachs Competitive Advantage Fund - Class A	JNL/Mellon U.S. Stock Market Index Fund - Class A	April 26, 2021
JNL/Goldman Sachs Competitive Advantage Fund - Class I	JNL/Mellon U.S. Stock Market Index Fund - Class I	April 26, 2021
JNL/Goldman Sachs Dividend Income & Growth Fund - Class A	JNL/Mellon U.S. Stock Market Index Fund - Class A	April 26, 2021
JNL/Goldman Sachs Dividend Income & Growth Fund - Class I	JNL/Mellon U.S. Stock Market Index Fund - Class I	April 26, 2021
JNL/Goldman Sachs International 5 Fund - Class A	JNL/Mellon International Index Fund - Class A	April 26, 2021
JNL/Goldman Sachs International 5 Fund - Class I	JNL/Mellon International Index Fund - Class I	April 26, 2021
JNL/Goldman Sachs Intrinsic Value Fund - Class A	JNL/Mellon U.S. Stock Market Index Fund - Class A	April 26, 2021
JNL/Goldman Sachs Intrinsic Value Fund - Class I	JNL/Mellon U.S. Stock Market Index Fund - Class I	April 26, 2021
JNL/Goldman Sachs Total Yield Fund - Class A	JNL/Mellon U.S. Stock Market Index Fund - Class A	April 26, 2021
JNL/Goldman Sachs Total Yield Fund - Class I	JNL/Mellon U.S. Stock Market Index Fund - Class I	April 26, 2021
JNL/Mellon Index 5 Fund - Class A	JNL/Vanguard Growth ETF Allocation Fund - Class A	April 26, 2021
JNL/Mellon Index 5 Fund - Class I	JNL/Vanguard Growth ETF Allocation Fund - Class I	April 26, 2021
JNL/PPM America Small Cap Value Fund - Class A	JNL Multi-Manager Small Cap Value Fund - Class A	April 26, 2021
JNL/PPM America Small Cap Value Fund - Class I	JNL Multi-Manager Small Cap Value Fund - Class I	April 26, 2021
JNL/RAFI Fundamental Asia Developed Fund - Class A	JNL/Mellon International Index Fund - Class A	April 26, 2021
JNL/RAFI Fundamental Asia Developed Fund - Class I	JNL/Mellon International Index Fund - Class I	April 26, 2021
JNL/RAFI Fundamental Europe Fund - Class A	JNL/Mellon International Index Fund - Class A	April 26, 2021
JNL/RAFI Fundamental Europe Fund - Class I	JNL/Mellon International Index Fund - Class I	April 26, 2021
JNL/Vanguard Capital Growth Fund - Class A	JNL/T. Rowe Price Established Growth Fund - Class A	April 26, 2021
JNL/Vanguard Capital Growth Fund - Class I	JNL/T. Rowe Price Established Growth Fund - Class I	April 26, 2021
JNL/Vanguard Global Bond Market Index Fund - Class A	JNL/Mellon Bond Index Fund - Class A	April 26, 2021
JNL/Vanguard Global Bond Market Index Fund - Class I	JNL/Mellon Bond Index Fund - Class I	April 26, 2021
JNL/Vanguard International Stock Market Index Fund - Class A	JNL/Mellon International Index Fund - Class A	April 26, 2021
JNL/Vanguard International Stock Market Index Fund - Class I	JNL/Mellon International Index Fund - Class I	April 26, 2021
JNL/Vanguard Small Company Growth Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class A	April 26, 2021
JNL/Vanguard Small Company Growth Fund - Class I	JNL Multi-Manager Small Cap Growth Fund - Class I	April 26, 2021

The net assets are affected by the investment results of each fund, and contract transactions are are affected by contract owner directions and certain contract expenses. The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits.

A contract owner may choose from a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Jackson National Separate Account I

Notes to Financial Statements

December 31, 2021

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Net Assets if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and /or if a gain is realized by the contract owner during the free look period.

JNAM allocates purchase payments to Investment Divisions as instructed by the contract owner. Shares of the Investment Divisions are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

NOTE 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investments. The Separate Account’s Investment Divisions’ investments in the corresponding Funds are stated at the closing net asset value (“NAV”) of the respective Fund, which estimates fair value. The average cost method is used in determining the cost of the shares sold on withdrawals by the Investment Divisions of the Separate Account. Investments in the Funds are recorded on trade date for financial reporting purposes. Realized gain distributions and dividend income distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as a gain or income to the Investment Divisions of the Separate Account on the ex-dividend date.

Federal Income Taxes. The operations of the Separate Account are taxed as part of the operations of Jackson, which is taxed as a “life insurance company” under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax provision is required. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

FASB ASC Topic 820, “Fair Value Measurement”. As of December 31, 2021, all of the Separate Account’s Investment Divisions’ investment in each of the corresponding Funds are valued at the daily reported net asset value (“NAV”) of the applicable underlying Fund. Investments in the underlying Funds are categorized as Level 1 within FASB ASC Topic 820 fair value hierarchy. On each valuation date, the NAV of each corresponding Fund is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (generally, 4:00 PM Eastern Time). The characterization of the underlying securities held by the Funds in accordance with FASB ASC Topic 820 differs from the characterization of the Separate Account’s Investment Divisions’ investment in the corresponding Funds. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

NOTE 3. Contract Charges

Under the term of the contracts, certain charges are allocated to the contract owner to compensate Jackson for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts. These charges result in a reduction in contract unit value or redemptions of contract units.

Contract Owner Charges. The following charges are assessed to the contract owner by redemption of contract units:

Contract Maintenance Charge. An annual contract maintenance charge of $35 - $240 is charged against each contract to reimburse Jackson for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date, on contract monthly anniversary or in conjunction with a total withdrawal, as applicable. This charge is specifically imposed to a contract if the contract value is less than $50,000 on the date when the charge is assessed.

Transfer Charge. A transfer charge of $25 will apply to transfers made by contract owners between the Investment Divisions in excess of 15 transfers in a contract year. Contract year is defined as the succeeding twelve months from the contract issue date. Jackson may waive the transfer charge in connection with pre-authorized automatic transfer programs, or in those states where a lesser charge is required. This charge will be deducted from the amount transferred prior to the allocation to a different Investment Division.

Surrender or Contingent Deferred Sales Charge. During the first three to nine contract years, certain contracts include a provision for a charge upon the surrender or partial surrender of the contract. The amount assessed under the contract terms, if any, depends upon the cost associated with distributing the particular contract. The amount, if any, is determined based on a number of factors, including the amount withdrawn, the contract year of surrender, or the number and amount of withdrawals in a calendar year. The surrender charges are assessed by Jackson and withheld from the proceeds of the withdrawals.

Jackson National Separate Account I

Notes to Financial Statements

December 31, 2021

Guaranteed Minimum Optional Benefit Charges. The following contract owner charges are guaranteed minimum optional benefit charges:

Guaranteed Minimum Income Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.40% to 0.87%, depending on the contract, of the guaranteed minimum income benefit base. The charge will be deducted each calendar quarter from the contract value by redemption of contract units.

Guaranteed Minimum Accumulation Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 1.00% to 1.02% of the guaranteed value. The charge will be deducted each calendar quarter from the contract value by redemption of contract units.

Guaranteed Minimum Withdrawal Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.30% to 3.00%, depending on the contract of the guaranteed withdrawal balance. The charge will be deducted each calendar quarter from the contract value by redemption of contract units.

Guaranteed Minimum Death Benefit Charge. If any of the optional death benefits are selected that are available under the contract, Jackson will assess an annual charge of 0.20% to 2.50%, depending on the contract of the death benefit base. The charge will be deducted each contract quarter from the contract value by redemption of contract units.

Asset-based Charges. The following charges are assessed to the contract owner by a reduction in contract unit value:

Insurance Charges. Jackson deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%. In designated products, this expense is waived for contracts valued greater than $1 million, refer to the product prospectus for eligibility. The administration charge is designed to reimburse Jackson for expenses incurred in administering the Separate Account and its contracts and reduces the contract unit value.

Jackson deducts a daily base contract charge from the net assets of the Separate Account equivalent to an annual rate of 0.00% to 1.65% for the assumption of mortality and expense risks. The mortality risk assumed by Jackson is that the insured may receive benefits greater than those anticipated by Jackson. The expense risk assumed by Jackson is that the actual cost of administering the contracts of the Separate Account may exceed the amount received from the administration charge and the contract maintenance charge.

Optional Benefit Charges. The following contract owner charges are optional benefit charges:

Earnings Protection Benefit Charge. If this benefit option has been selected, Jackson will make an additional deduction of 0.20% to 0.70%, depending on the contract chosen, on an annual basis of the average daily net assets of the contract owner’s allocations to the Investment Divisions.

Contract Enhancement Charge. If one of the contract enhancement benefits is selected, then for a period of five to nine contract years, Jackson will make an additional deduction based upon the average daily net assets of the contract owner’s allocations to the Investment Divisions. The annualized charges depend upon the contract enhancements selected and range from 0.395% to 0.832%.

Withdrawal Charge Period. If the optional three, four, or five-year withdrawal charge period feature is selected, Jackson will deduct 0.45%, 0.40%, or 0.30%, respectively, on an annual basis of the average daily net assets of the contract owner’s allocations to the Investment Divisions.

20% Additional Free Withdrawal Charge. If a contract owner selects the optional feature that permits you to withdraw up to 20% of premiums that are still subject to a withdrawal charge minus earnings during a contract year without withdrawal charge, Jackson will deduct 0.30% to 0.40% on an annual basis of the average daily net assets of the contract owner’s allocations to the Investment Divisions.

Optional Death Benefit Charges. If any of the optional death benefits are selected that are available under the contract, Jackson will make an additional deduction of 0.15% to 0.80% on an annual basis of the average daily net assets the contract owner’s allocations to the Investment Divisions, based on the optional death benefit selected.

Premium Taxes. Some states and other governmental entities charge premium taxes or other similar taxes. Jackson pays these taxes and may make a deduction from the value of the contract for them. Premium taxes generally range from 0% to 3.5% depending on the state.

NOTE 4. Related Party Transactions

For contract enhancement benefits related to the optional benefits offered, Jackson contributed $568,517 and $513,034 to the Separate Account in the form of additional premium to contract owners’ accounts for the years ended December 31, 2021 and 2020, respectively. These amounts are included in purchase payments from contract transactions.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of Jackson. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Separate Account to the fixed account are included in transfers between investment divisions, and fund exchanges from the fixed account to the Separate Account are included in purchase payments, as applicable, on the accompanying Statements of Changes in Net Assets.

Jackson National Separate Account I

Notes to Financial Statements

December 31, 2021

NOTE 5. Subsequent Events

Management has evaluated subsequent events for the Separate Accounts through the date the financial statements are issued and has concluded there are no events that require adjustments to the financial statements or disclosure in the notes.

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of Jackson National Life Insurance Company and Contract Owners of Jackson National Separate Account I:

Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of the Investment Divisions listed in the Appendix that comprise the Jackson National Separate Account I (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix, changes in net assets for the years or periods listed in the Appendix, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods indicated therein. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each Investment Division as of the date listed in the Appendix, the results of their operations for the year or period listed in the Appendix, the changes in their net assets for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion
These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Jackson National Life Insurance Company’s Separate Accounts since 1999.

Chicago, Illinois
March 28, 2022

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

Appendix

Statements of assets and liabilities as of December 31, 2021, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.

JNL Aggressive Growth Allocation Fund - Class A
JNL Aggressive Growth Allocation Fund - Class I
JNL Conservative Allocation Fund - Class A
JNL Conservative Allocation Fund - Class I
JNL Growth Allocation Fund - Class A
JNL Growth Allocation Fund - Class I
JNL iShares Tactical Growth Fund - Class A
JNL iShares Tactical Growth Fund - Class I
JNL iShares Tactical Moderate Fund - Class A
JNL iShares Tactical Moderate Fund - Class I
JNL iShares Tactical Moderate Growth Fund - Class A
JNL iShares Tactical Moderate Growth Fund - Class I
JNL Moderate Allocation Fund - Class A
JNL Moderate Allocation Fund - Class I
JNL Moderate Growth Allocation Fund - Class A
JNL Moderate Growth Allocation Fund - Class I
JNL Multi-Manager Alternative Fund - Class A
JNL Multi-Manager Emerging Markets Equity Fund - Class A
JNL Multi-Manager Emerging Markets Equity Fund - Class I
JNL Multi-Manager International Small Cap Fund - Class A
JNL Multi-Manager Mid Cap Fund - Class A
JNL Multi-Manager Mid Cap Fund - Class I
JNL Multi-Manager Small Cap Growth Fund - Class A
JNL Multi-Manager Small Cap Growth Fund - Class I
JNL Multi-Manager Small Cap Value Fund - Class A
JNL Multi-Manager Small Cap Value Fund - Class I
JNL S&P 500 Index Fund - Class I
JNL/American Funds Balanced Fund - Class A
JNL/American Funds Balanced Fund - Class I
JNL/American Funds Capital Income Builder Fund - Class A
JNL/American Funds Capital Income Builder Fund - Class I
JNL/American Funds Capital World Bond Fund - Class A
JNL/American Funds Capital World Bond Fund - Class I
JNL/American Funds Global Growth Fund - Class A
JNL/American Funds Global Growth Fund - Class I
JNL/American Funds Global Small Capitalization Fund - Class A
JNL/American Funds Global Small Capitalization Fund - Class I
JNL/American Funds Growth Allocation Fund - Class A

JNL/American Funds Growth Allocation Fund - Class I
JNL/American Funds Growth Fund - Class A
JNL/American Funds Growth Fund - Class I
JNL/American Funds Growth-Income Fund - Class A
JNL/American Funds Growth-Income Fund - Class I
JNL/American Funds International Fund - Class A
JNL/American Funds International Fund - Class I
JNL/American Funds Moderate Growth Allocation Fund - Class A
JNL/American Funds Moderate Growth Allocation Fund - Class I
JNL/American Funds New World Fund - Class A
JNL/American Funds New World Fund - Class I
JNL/American Funds Washington Mutual Investors Fund - Class A(1)
JNL/American Funds Washington Mutual Investors Fund - Class I(1)
JNL/AQR Large Cap Defensive Style Fund - Class A
JNL/AQR Large Cap Defensive Style Fund - Class I
JNL/Baillie Gifford International Growth Fund - Class A(1)
JNL/Baillie Gifford International Growth Fund - Class I(1)
JNL/BlackRock Advantage International Fund - Class A
JNL/BlackRock Advantage International Fund - Class I
JNL/BlackRock Global Allocation Fund - Class A
JNL/BlackRock Global Allocation Fund - Class I
JNL/BlackRock Global Natural Resources Fund - Class A
JNL/BlackRock Global Natural Resources Fund - Class I
JNL/BlackRock Large Cap Select Growth Fund - Class A
JNL/BlackRock Large Cap Select Growth Fund - Class I
JNL/Causeway International Value Select Fund - Class A
JNL/Causeway International Value Select Fund - Class I
JNL/ClearBridge Large Cap Growth Fund - Class A
JNL/ClearBridge Large Cap Growth Fund - Class I
JNL/DFA International Core Equity Fund - Class A
JNL/DFA International Core Equity Fund - Class I
JNL/DFA U.S. Core Equity Fund - Class A
JNL/DFA U.S. Core Equity Fund - Class I
JNL/DFA U.S. Small Cap Fund - Class A
JNL/DFA U.S. Small Cap Fund - Class I
JNL/DoubleLine Core Fixed Income Fund - Class A
JNL/DoubleLine Core Fixed Income Fund - Class I
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I
JNL/DoubleLine Total Return Fund - Class A

JNL/DoubleLine Total Return Fund - Class I
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I
JNL/First Sentier Global Infrastructure Fund - Class A(1)
JNL/First Sentier Global Infrastructure Fund - Class I(1)
JNL/Franklin Templeton Global Multisector Bond Fund - Class A
JNL/Franklin Templeton Global Multisector Bond Fund - Class I
JNL/Franklin Templeton Growth Allocation Fund - Class A
JNL/Franklin Templeton Growth Allocation Fund - Class I
JNL/Franklin Templeton Income Fund - Class A
JNL/Franklin Templeton Income Fund - Class I
JNL/Goldman Sachs 4 Fund - Class A
JNL/Goldman Sachs 4 Fund - Class I
JNL/Goldman Sachs Managed Aggressive Growth Fund - Class A
JNL/Goldman Sachs Managed Aggressive Growth Fund - Class I
JNL/Goldman Sachs Managed Conservative Fund - Class A
JNL/Goldman Sachs Managed Conservative Fund - Class I
JNL/Goldman Sachs Managed Growth Fund - Class A
JNL/Goldman Sachs Managed Growth Fund - Class I
JNL/Goldman Sachs Managed Moderate Fund - Class A
JNL/Goldman Sachs Managed Moderate Fund - Class I
JNL/Goldman Sachs Managed Moderate Growth Fund - Class A
JNL/Goldman Sachs Managed Moderate Growth Fund - Class I
JNL/GQG Emerging Markets Equity Fund - Class A
JNL/GQG Emerging Markets Equity Fund - Class I
JNL/Harris Oakmark Global Equity Fund - Class A
JNL/Harris Oakmark Global Equity Fund - Class I
JNL/Heitman U.S. Focused Real Estate Fund - Class A
JNL/Heitman U.S. Focused Real Estate Fund - Class I
JNL/Invesco Diversified Dividend Fund - Class A
JNL/Invesco Diversified Dividend Fund - Class I
JNL/Invesco Global Growth Fund - Class A
JNL/Invesco Global Growth Fund - Class I
JNL/Invesco International Growth Fund - Class A
JNL/Invesco International Growth Fund - Class I
JNL/Invesco Small Cap Growth Fund - Class A
JNL/Invesco Small Cap Growth Fund - Class I
JNL/JPMorgan Global Allocation Fund - Class A
JNL/JPMorgan Global Allocation Fund - Class I
JNL/JPMorgan Hedged Equity Fund - Class A
JNL/JPMorgan Hedged Equity Fund - Class I
JNL/JPMorgan MidCap Growth Fund - Class A

JNL/JPMorgan MidCap Growth Fund - Class I
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I
JNL/JPMorgan U.S. Value Fund - Class A(1)
JNL/JPMorgan U.S. Value Fund - Class I(1)
JNL/Lazard International Strategic Equity Fund - Class A
JNL/Lazard International Strategic Equity Fund - Class I
JNL/Loomis Sayles Global Growth Fund - Class A
JNL/Mellon Bond Index Fund - Class A
JNL/Mellon Bond Index Fund - Class I
JNL/Mellon Communication Services Sector Fund - Class A
JNL/Mellon Communication Services Sector Fund - Class I
JNL/Mellon Consumer Discretionary Sector Fund - Class A
JNL/Mellon Consumer Discretionary Sector Fund - Class I
JNL/Mellon Consumer Staples Sector Fund - Class A
JNL/Mellon Consumer Staples Sector Fund - Class I
JNL/Mellon Dow Index Fund - Class A
JNL/Mellon Dow Index Fund - Class I
JNL/Mellon Emerging Markets Index Fund - Class A
JNL/Mellon Emerging Markets Index Fund - Class I
JNL/Mellon Energy Sector Fund - Class A
JNL/Mellon Energy Sector Fund - Class I
JNL/Mellon Equity Income Fund - Class A
JNL/Mellon Equity Income Fund - Class I
JNL/Mellon Financial Sector Fund - Class A
JNL/Mellon Financial Sector Fund - Class I
JNL/Mellon Healthcare Sector Fund - Class A
JNL/Mellon Healthcare Sector Fund - Class I
JNL/Mellon Industrials Sector Fund - Class A
JNL/Mellon Industrials Sector Fund - Class I
JNL/Mellon Information Technology Sector Fund - Class A
JNL/Mellon Information Technology Sector Fund - Class I
JNL/Mellon International Index Fund - Class A
JNL/Mellon International Index Fund - Class I
JNL/Mellon Materials Sector Fund - Class A
JNL/Mellon Materials Sector Fund - Class I
JNL/Mellon MSCI KLD 400 Social Index Fund - Class A
JNL/Mellon MSCI KLD 400 Social Index Fund - Class I
JNL/Mellon Nasdaq® 100 Index Fund - Class A
JNL/Mellon Nasdaq® 100 Index Fund - Class I
JNL/Mellon Real Estate Sector Fund - Class A
JNL/Mellon Real Estate Sector Fund - Class I

JNL/Mellon S&P 400 MidCap Index Fund - Class A
JNL/Mellon S&P 400 MidCap Index Fund - Class I
JNL/Mellon S&P 500 Index Fund - Class A
JNL/Mellon Small Cap Index Fund - Class A
JNL/Mellon Small Cap Index Fund - Class I
JNL/Mellon U.S. Stock Market Index Fund - Class A(1)
JNL/Mellon U.S. Stock Market Index Fund - Class I(1)
JNL/Mellon Utilities Sector Fund - Class A
JNL/Mellon Utilities Sector Fund - Class I
JNL/Mellon World Index Fund - Class A(1)
JNL/Mellon World Index Fund - Class I(1)
JNL/MFS Mid Cap Value Fund - Class A
JNL/MFS Mid Cap Value Fund - Class I
JNL/Morningstar Wide Moat Index Fund - Class A
JNL/Morningstar Wide Moat Index Fund - Class I
JNL/Neuberger Berman Commodity Strategy Fund - Class A
JNL/Neuberger Berman Strategic Income Fund - Class A
JNL/Neuberger Berman Strategic Income Fund - Class I
JNL/PIMCO Income Fund - Class A
JNL/PIMCO Income Fund - Class I
JNL/PIMCO Investment Grade Credit Bond Fund - Class A
JNL/PIMCO Investment Grade Credit Bond Fund - Class I
JNL/PIMCO Real Return Fund - Class A
JNL/PIMCO Real Return Fund - Class I
JNL/PPM America Floating Rate Income Fund - Class A
JNL/PPM America Floating Rate Income Fund - Class I
JNL/PPM America High Yield Bond Fund - Class A
JNL/PPM America High Yield Bond Fund - Class I
JNL/PPM America Total Return Fund - Class A
JNL/PPM America Total Return Fund - Class I
JNL/RAFI Fundamental U.S. Small Cap Fund - Class A
JNL/RAFI Fundamental U.S. Small Cap Fund - Class I
JNL/RAFI Multi-Factor U.S. Equity Fund - Class A
JNL/RAFI Multi-Factor U.S. Equity Fund - Class I
JNL/T. Rowe Price Balanced Fund - Class A
JNL/T. Rowe Price Capital Appreciation Fund - Class A
JNL/T. Rowe Price Capital Appreciation Fund - Class I
JNL/T. Rowe Price Established Growth Fund - Class A
JNL/T. Rowe Price Established Growth Fund - Class I
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I
JNL/T. Rowe Price Short-Term Bond Fund - Class A

JNL/T. Rowe Price Short-Term Bond Fund - Class I
JNL/T. Rowe Price U.S. High Yield Fund - Class A
JNL/T. Rowe Price U.S. High Yield Fund - Class I
JNL/T. Rowe Price Value Fund - Class A
JNL/T. Rowe Price Value Fund - Class I
JNL/Vanguard Growth ETF Allocation Fund - Class A
JNL/Vanguard Growth ETF Allocation Fund - Class I
JNL/Vanguard Moderate ETF Allocation Fund - Class A
JNL/Vanguard Moderate ETF Allocation Fund - Class I
JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A
JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I
JNL/WCM Focused International Equity Fund - Class A
JNL/WCM Focused International Equity Fund - Class I
JNL/Westchester Capital Event Driven Fund - Class A
JNL/Westchester Capital Event Driven Fund - Class I
JNL/WMC Balanced Fund - Class A
JNL/WMC Balanced Fund - Class I
JNL/WMC Equity Income Fund - Class A(1)
JNL/WMC Equity Income Fund - Class I(1)
JNL/WMC Global Real Estate Fund - Class A(1)
JNL/WMC Global Real Estate Fund - Class I(1)
JNL/WMC Government Money Market Fund - Class A
JNL/WMC Government Money Market Fund - Class I
JNL/WMC Value Fund - Class A
JNL/WMC Value Fund - Class I

Statements of assets and liabilities as of December 31, 2021, and the related statements of operations and changes in net assets for the period from April 26, 2021 (inception) to December 31, 2021.

JNL Bond Index Fund - Class I
JNL Emerging Markets Index Fund - Class I
JNL International Index Fund - Class I
JNL Mid Cap Index Fund - Class I
JNL Multi-Manager International Small Cap Fund - Class I
JNL Small Cap Index Fund - Class I
JNL/American Funds Bond Fund of America Fund - Class A
JNL/American Funds Bond Fund of America Fund - Class I
JNL/Baillie Gifford U.S. Equity Growth Fund - Class A
JNL/Morningstar PitchBook Listed Private Equity Index Fund - Class A

Statements of assets and liabilities as of December 31, 2021, and the related statements of operations for the year ended December 31, 2021 and changes in net assets for the year ended December 31, 2021 and for the period from April 27, 2020 (inception) to December 31, 2020.

JNL Multi-Manager Alternative Fund - Class I
JNL/Loomis Sayles Global Growth Fund - Class I
JNL/Lord Abbett Short Duration Income Fund - Class A
JNL/Lord Abbett Short Duration Income Fund - Class I
JNL/T. Rowe Price Balanced Fund - Class I

(1) See Note 1 to the financial statements for the former name of the Investment Division.

Jackson National Life Insurance Company
and Subsidiaries

Consolidated Financial Statements

For the years ended
December 31, 2021 and 2020

Report of Independent Registered Public Accounting Firm

To the Shareholder and Board of Directors
Jackson National Life Insurance Company:

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated balance sheets of Jackson National Life Insurance Company and subsidiaries (the Company) as of December 31, 2021 and 2020, the related consolidated income statements and statements of comprehensive income (loss), equity, and cash flows for each of the years in the three-year period ended December 31, 2021, and the related notes and supplemental schedules I, III, IV and V (collectively, the consolidated financial statements). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2021 and 2020, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2021, in conformity with U.S. generally accepted accounting principles.

Change in Accounting Principle

As disclosed in Schedule V to the consolidated financial statements, the Company has changed its method of accounting for the recognition and measurement of credit losses due to the adoption of ASU 2016-13, Financial Instruments - Credit Losses: Measurement of Credit Losses on Financial Instruments, as of January 1, 2020.

Basis for Opinion

These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

Critical Audit Matters

The critical audit matters communicated below are matters arising from the current period audit of the consolidated financial statements that were communicated or required to be communicated to the audit committee and that: (1) relate to accounts or disclosures that are material to the consolidated financial statements and (2) involved our especially challenging, subjective, or complex judgments. The communication of critical audit matters does not alter in any way our opinion on the consolidated financial statements, taken as a whole, and we are not, by communicating the critical audit matters below, providing separate opinions on the critical audit matters or on the accounts or disclosures to which they relate.

1

Liability for future policy benefits for certain variable annuity guarantees

As disclosed in Notes 6 and 10 to the consolidated financial statements, variable annuity contracts issued by the Company offer guaranteed minimum death benefits (GMDBs) and guaranteed minimum withdrawal benefits (GMWBs). The liability for the non-life contingent component of GMWBs is considered an embedded derivative and reported at fair value. The liability for GMDBs is measured in accordance with the measurement guidance for death and other insurance benefits. The Company estimates the liabilities for the GMDBs and non-life contingent component of the GMWBs using subjective judgments related to capital market assumptions, as well as actuarially determined assumptions related to expectations of future policyholder behavior. The Company regularly evaluates and updates these assumptions, causing adjustment to the estimated liability, if actual experience or other evidence suggests that earlier assumptions should be revised. As of December 31, 2021, the liability for the non-life contingent component of GMWBs was estimated to be $2.6 billion in Notes 6 and 10 and the liability for GMDBs was estimated to be $1.4 billion in Note 10. These liabilities are reported within reserves for future policy benefits and claims payable in the Company’s consolidated balance sheets.

We identified the evaluation of certain assumptions used to estimate the value of these liabilities as a critical audit matter. Due to the significant measurement uncertainty, this evaluation involved subjective auditor judgment and required specialized skills and knowledge related to the assumptions for mortality, benefit utilization, lapse, and discount rates for non-life contingent GMWB liabilities and mortality, lapse, fund performance, and discount rates for GMDB liabilities, collectively, assumptions.

The following are the primary procedures we performed to address this critical audit matter. With the assistance of actuarial professionals with specialized skills and industry knowledge, we evaluated the design and tested the operating effectiveness of certain internal controls over the Company’s development and selection of assumptions used in the estimation of these liabilities. We involved actuarial professionals with specialized skills and industry knowledge, who assisted in:

•evaluating the consistency of the Company’s methodology for estimating assumptions with U.S. generally accepted accounting principles and comparing the applied methodology with prior periods for consistency

•comparing the assumptions with the Company’s emerging experience or market trends and evaluating the reasonableness of assumptions where deviations from company experience or market trends were identified

•testing the Company’s estimate of the liability for the non-life contingent component of GMWBs and the liability for GMDBs and confirming the use of the Company’s assumptions by recalculating the estimated reserve for a selection of policies and comparing the results to the Company’s estimates

Amortization of deferred acquisition costs

As discussed in Note 7 to the consolidated financial statements, for the year ended December 31, 2021, the Company reported amortization of deferred acquisition costs of $(519) million. A substantial portion of this amortization and the unamortized DAC balance as of December 31, 2021, relates to variable annuity contracts, including contracts with guaranteed benefit riders, which is amortized into income in proportion to estimated gross profits of the relevant contracts. Assumptions impacting estimated future gross profits used in the calculation of the amortization of the deferred acquisition costs include but are not limited to policyholder behavior assumptions, mortality rates, investment returns and projected hedging costs. The Company regularly evaluates and updates these assumptions, causing adjustments to the estimated gross profits, if actual experience or other evidence suggests that earlier assumptions should be revised.

We identified the evaluation of certain assumptions used to estimate gross profits used in the amortization of deferred acquisition costs for variable annuity contracts as a critical audit matter. Specifically, a high degree of subjective auditor judgment, as well as specialized skills and industry knowledge, were required in evaluating certain assumptions, including mortality, lapse, benefit utilization rates, investment returns, and projected hedging costs, collectively defined as assumptions.

The following are the primary procedures we performed to address this critical audit matter. With the assistance of actuarial professionals with specialized skills and industry knowledge, we evaluated the design and tested the operating effectiveness of certain internal controls over the Company’s development and selection of assumptions used to estimate future gross profits. We involved actuarial professionals with specialized skills and industry knowledge, who assisted in:
2

•evaluating the consistency of the Company’s methodology for estimating assumptions with U.S. generally accepted accounting principles and comparing the applied methodology with prior periods for consistency

•comparing the assumptions with the Company’s emerging experience or market trends and evaluating the reasonableness of the assumptions where deviations from Company experience or market trends were identified

•testing the application of the Company’s estimation of gross profits used in the amortization of deferred acquisition costs and confirming the use of the Company’s assumptions by recalculating the estimates of future gross profits for a selection of policies and comparing the results to the Company’s estimates

/s/ KPMG LLP

Dallas, Texas
March 25, 2022

We have served as the Company’s auditor since 1999.
3

Jackson National Life Insurance Company and Subsidiaries
Consolidated Balance Sheets
(in millions, except for share data)

	December 31,
	2021	2020
Assets
Investments:
Debt Securities, available-for-sale, net of allowance for credit losses of $9 and $14 at December 31, 2021 and 2020, respectively (amortized cost: 2021 $49,132; 2020 $54,052)	$51,289	$58,964
Debt Securities, at fair value under fair value option	164	168
Equity securities, at fair value	257	175
Mortgage loans, net of allowance for credit losses of $94 and $179 at December 31, 2021 and 2020, respectively	11,482	10,728
Policy loans (including $3,467 and $3,454 at fair value under the fair value option at December 31, 2021 and 2020, respectively)	4,474	4,523
Freestanding derivative instruments	1,417	2,220
Other invested assets	2,620	1,958
Total investments	71,703	78,736
Cash and cash equivalents	1,799	1,853
Accrued investment income	496	553
Deferred acquisition costs	14,246	13,897
Reinsurance recoverable, net of allowance for credit losses of $12 and $13 at December 31, 2021 and 2020, respectively	33,169	35,311
Deferred income taxes, net	909	1,036
Receivables from affiliates	197	229
Other assets	577	786
Separate account assets	248,949	219,063
Total assets	$372,045	$351,464
Liabilities and Equity
Liabilities
Reserves for future policy benefits and claims payable	$17,617	$21,472
Other contract holder funds	59,456	64,293
Funds withheld payable under reinsurance treaties (including $3,639 and $3,627 at fair value under the fair value option at December 31, 2021 and 2020, respectively)	29,007	31,972
Long-term debt	494	533
Repurchase agreements and securities lending payable	1,586	1,113
Collateral payable for derivative instruments	913	1,103
Freestanding derivative instruments	41	56
Other liabilities	1,946	2,372
Separate account liabilities	248,949	219,063
Total liabilities	360,009	341,977
Commitments, Contingencies, and Guarantees (Note 14)
Equity
Common stock, $1.15 par value; authorized 50,000 shares; issued and outstanding 12,000 shares	14	14
Additional paid-in capital	5,964	4,588
Shares held in trust	—	(4)
Equity compensation reserve	—	8
Accumulated other comprehensive income, net of tax expense of $194 in 2021 and $762 in 2020	1,890	3,960
Retained earnings	4,168	921
Total shareholder's equity	12,036	9,487
Total liabilities and equity	$372,045	$351,464

See notes to consolidated financial statements.
4

Jackson National Life Insurance Company and Subsidiaries
Consolidated Income Statements
(in millions)

	For the Years Ended December 31,
	2021	2020	2019
Revenues
Fee income	$7,594	$6,504	$6,325
Premiums	107	130	537
Net investment income	3,086	2,781	3,018
Net gains (losses) on derivatives and investments	(2,480)	(6,454)	(6,717)
Other income	93	64	71
Total revenues	8,400	3,025	3,234

Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	892	1,235	1,430
Interest credited on other contract holder funds, net of deferrals	861	1,202	1,632
Interest expense	22	44	84
Operating costs and other expenses, net of deferrals	2,242	807	1,907
Cost of reinsurance	—	2,520	—
Amortization of deferred acquisition and sales inducement costs	520	(390)	(981)
Total benefits and expenses	4,537	5,418	4,072
Pretax income (loss)	3,863	(2,393)	(838)
Income tax expense (benefit)	616	(841)	(373)
Net income (loss)	3,247	(1,552)	(465)

See notes to consolidated financial statements.
5

Jackson National Life Insurance Company and Subsidiaries
Consolidated Statements of Comprehensive Income (Loss)
(in millions)

	For the Years Ended December 31,
	2021	2020	2019

Net income (loss)	$3,247	$(1,552)	$(465)

Other comprehensive income (loss), net of tax:
Securities with no credit impairment net of tax expense (benefit) of: $(571), $413, and $694 for the years ended December 31, 2021, 2020 and 2019, respectively	(2,073)	1,417	2,612
Securities with credit impairment, net of tax expense (benefit) of: $1, $1, and nil for the years ended December 31, 2021, 2020 and 2019, respectively	3	4	(1)
Total other comprehensive income (loss)	(2,070)	1,421	2,611
Comprehensive income (loss)	$1,177	$(131)	$2,146

See notes to consolidated financial statements.
6

Jackson National Life Insurance Company and Subsidiaries
Consolidated Statements of Equity
(in millions)

					Accumulated
		Additional	Shares	Equity	Other		Total
	Common	Paid-In	Held In	Compensation	Comprehensive	Retained	Shareholder's
	Stock	Capital	Trust	Reserve	Income	Earnings	Equity
Balances as of December 31, 2018	$14	$3,968	$(11)	$3	$(72)	$3,518	$7,420

Net income (loss)	—	—	—	—	—	(465)	(465)
Change in unrealized investment gains and losses, net of tax	—	—	—	—	2,611	—	2,611
Capital Contribution	—	120	—	—	—	—	120
Dividends to shareholder	—	—	—	—	—	(525)	(525)
Shares acquired at cost	—	—	(3)	—	—	—	(3)
Shares distributed at cost	—	—	10	—	—	—	10
Reserve for equity compensation plans	—	—	—	1	—	—	1
Fair value of shares issued under equity compensation plans	—	—	—	(4)	—	—	(4)
Balances as of December 31, 2019	$14	$4,088	$(4)	$—	$2,539	$2,528	$9,165

Net income (loss)	—	—	—	—	—	(1,552)	(1,552)
Change in unrealized investment gains and losses, net of tax	—	—	—	—	1,421	—	1,421
Change in accounting principle, net of tax	—	—	—	—	—	(55)	(55)
Capital Contribution	—	500	—	—	—	—	500
Shares acquired at cost	—	—	(18)	—	—	—	(18)
Shares distributed at cost	—	—	18	—	—	—	18
Reserve for equity compensation plans	—	—	—	8	—	—	8
Fair value of shares issued under equity compensation plans	—	—	—	—	—	—	—
Balances as of December 31, 2020	$14	$4,588	$(4)	$8	$3,960	$921	$9,487

Net income (loss)	—	—	—	—	—	3,247	3,247
Change in unrealized investment gains and losses, net of tax	—	—	—	—	(2,070)	—	(2,070)
Capital Contribution	—	1,375	—	—	—	—	1,375
Shares sold in connection with demerger	—	1	4	—	—	—	5
Reserve for equity compensation plans	—	—	—	(8)	—	—	(8)
Balances as of December 31, 2021	$14	$5,964	$—	$—	$1,890	$4,168	$12,036
See notes to consolidated financial statements.

7

Jackson National Life Insurance Company and Subsidiaries
Consolidated Statements of Cash Flows
(in millions)

	Years Ended December 31,
	2021	2020	2019
Cash flows from operating activities:
Net income (loss)	$3,247	$(1,552)	$(465)

Adjustments to reconcile net income to net cash provided by operating activities:
Net realized losses (gains) on investments	(181)	(373)	(184)
Net losses (gains) on derivatives	2,640	7,267	6,571
Net losses (gains) on funds withheld reinsurance	21	(440)	330
Interest credited on other contract holder funds, gross	861	1,205	1,640
Mortality, expense and surrender charges	(553)	(593)	(641)
Amortization of discount and premium on investments	58	56	20
Deferred income tax expense (benefit)	697	(776)	(673)
Share-based compensation	94	44	55
Cash received from (paid to) reinsurance transaction	—	(32)	37
Change in:
Accrued investment income	58	35	39
Deferred acquisition costs and sales inducements	(269)	(1,359)	(1,789)
Funds withheld, net of reinsurance	(757)	792	(267)
Other assets and liabilities, net	(967)	(464)	(873)
Net cash provided by (used in) operating activities	4,949	3,810	3,800

Cash flows from investing activities:
Sales, maturities and repayments of:
Debt securities	18,865	29,697	10,051
Equity securities	35	82	470
Mortgage loans	1,747	1,201	1,243
Purchases of:
Debt securities	(13,445)	(27,851)	(10,515)
Equity securities	(114)	(115)	(130)
Mortgage loans	(2,427)	(2,189)	(1,750)
Settlements related to derivatives and collateral on investments	(4,837)	(5,321)	(7,041)
Other investing activities	(355)	(38)	(85)
Net cash provided by (used in) investing activities	(531)	(4,534)	(7,757)

See notes to consolidated financial statements.

8

Jackson National Life Insurance Company and Subsidiaries
Consolidated Statements of Cash Flows (continued)
(in millions)

	Years Ended December 31,
	2021	2020	2019
Cash flows from financing activities:
Policyholders' account balances:
Deposits	20,145	19,632	22,634
Withdrawals	(28,764)	(23,153)	(23,106)
Net transfers to separate accounts	2,664	2,560	2,646
Proceeds from (payments on) repurchase agreements and securities lending	473	1,100	—
Net proceeds from (payments on) Federal Home Loan Bank notes	(380)	80	300
Net proceeds from (payments on) debt	10	14	16
Disposition of shares held in trust at cost, net	5	—	7
Capital contribution from Parent	1,375	500	87
Dividends paid to Parent	—	—	(525)
Net cash provided by (used in) financing activities	(4,472)	733	2,059

Net increase (decrease) in cash and cash equivalents	(54)	9	(1,898)

Cash and cash equivalents, at beginning of period	1,853	1,844	3,742
Total cash and cash equivalents, at end of period	$1,799	$1,853	$1,844

Supplemental cash flow information
Income taxes paid (received)	$(390)	$(4)	$379
Interest paid	$21	$26	$31

Non-cash investing activities
Debt securities acquired from exchanges, payments-in-kind, and similar transactions	$369	$417	$1,218
Other invested assets acquired from stock splits and stock distributions	$99	$4	$1

See notes to consolidated financial statements.
9

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements

1.    Business and Basis of Presentation

Jackson National Life Insurance Company (the “Company” or “Jackson”) is wholly owned by Brooke Life Insurance Company (“Brooke Life” or the “Parent”), which is wholly owned by Jackson Financial Inc. (“Jackson Financial”). Jackson Financial was a majority-owned subsidiary of Prudential plc (“Prudential”), London, England. As described below under "Other," Jackson Financial's demerger from Prudential was completed on September 13, 2021 ("Demerger"), and Jackson Financial is no longer a majority-owned subsidiary of Prudential.

Jackson, together with its New York life insurance subsidiary, is licensed to sell group and individual annuity products (including immediate, index linked, registered index-linked, and deferred fixed and variable annuities) and individual life insurance products, including variable universal life, in all 50 states and the District of Columbia. Jackson also participates in the institutional products market through the issuance of guaranteed investment contracts (“GICs”), funding agreements and medium term note funding agreements.

The consolidated financial statements include accounts, after the elimination of intercompany accounts and transactions, of the following:
•    Life insurers: Jackson and its wholly owned subsidiaries Jackson National Life Insurance Company of New York (“JNY”), Squire Reassurance Company LLC (“Squire Re”), Squire Reassurance Company II, Inc. (“Squire Re II”), VFL International Life Company SPC, LTD and Jackson National Life (Bermuda) LTD;
•    Wholly owned broker-dealer, investment management and investment advisor subsidiaries: Jackson National Life Distributors, LLC and Jackson National Asset Management, LLC;
•    PGDS (US One) LLC (“PGDS”), a wholly owned subsidiary that provides certain services to Jackson and certain current and former affiliates;
•    Other insignificant wholly owned subsidiaries; and
•    Other insignificant partnerships, limited liability companies and variable interest entities (“VIEs”) in which Jackson is deemed the primary beneficiary.
Other

On August 6, 2021, the registration statement on Form 10 of Jackson Financial's Class A common stock, par value $0.01 per share, filed with the U.S. Securities and Exchange Commission (the "SEC"), became effective under the Securities Exchange Act of 1934, as amended. We refer to that effective Form 10 registration as the "Form 10." The Demerger transaction described in the Form 10 was consummated on September 13, 2021. As of December 31, 2021, Prudential retained an 18.4% remaining interest in Jackson Financial.

On June 18, 2020, the Company announced that it had entered into a funds withheld coinsurance agreement with Athene Life Re Ltd. (“Athene”) effective June 1, 2020 to reinsure on 100% quota share basis, a block of Jackson’s in-force fixed and fixed index annuity product liabilities in exchange for a $1.2 billion ceding commission. In addition, Jackson Financial entered into an investment agreement with Athene, pursuant to which Athene invested $500 million of capital in return for a 9.9% voting interest corresponding to an 11.1% economic interest in Jackson Financial. In August 2020, Jackson Financial made a $500 million capital contribution to Jackson. As of December 31, 2021, Athene retained a 9.9% voting interest and 10.6% economic interest in Jackson Financial after Jackson Financial repurchased 1,134,767 shares of Class A common stock and converted a total of 725,623 shares of Class B common stock.

10

We continue to closely monitor developments related to the COVID-19 pandemic. The COVID-19 pandemic has caused significant economic and financial turmoil both in the United States and around the world. These conditions could continue and could worsen in the future. The extent to which the COVID-19 pandemic impacts our business, results of operations, financial condition and cash flows will depend on future developments that are highly uncertain and cannot be predicted. The Company implemented business continuity plans that were already in place to ensure the availability of services for our customers, work at home capabilities for our employees, where appropriate, and other ongoing risk management activities. The Company has had employees, as needed or voluntarily, in our offices during this time, as permitted by local and state restrictions. During 2021, the Company rolled out a broader return to office plan for all employees.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). Intercompany accounts and transactions have been eliminated upon consolidation. Certain amounts in the 2020 notes to consolidated financial statements have been reclassified to conform to the 2021 presentation.

Use of Estimates

The preparation of the consolidated financial statements in conformity with GAAP requires the use of estimates and assumptions about future events that affect the amounts reported in the consolidated financial statements and the accompanying notes. Significant estimates or assumptions, as further discussed in the notes, include:

•Valuation of investments and derivative instruments, including fair values of securities deemed to be in an illiquid market and the determination of when an impairment is necessary;
•Assessments as to whether certain entities are variable interest entities, the existence of reconsideration events and the determination of which party, if any, should consolidate the entity;
•Assumptions impacting estimated future gross profits, including policyholder behavior, mortality rates, expenses, projected hedging costs, investment returns and policy crediting rates, used in the calculation of amortization of deferred acquisition costs;
•Assumptions used in calculating policy reserves and liabilities, including policyholder behavior, mortality rates, expenses, investment returns and policy crediting rates;
•Assumptions as to future earnings levels being sufficient to realize deferred tax benefits;
•Estimates related to expectations of credit losses on certain financial assets and off balance sheet exposures;
•Assumptions and estimates associated with the Company’s tax positions, including an estimate of the dividends received deduction, which impact the amount of recognized tax benefits recorded by the Company; and
•Value of guaranteed benefits.

These estimates and assumptions are based on management’s best estimates and judgments. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors deemed appropriate. As facts and circumstances dictate, these estimates and assumptions may be adjusted. Since future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in estimates, including those resulting from continuing changes in the economic environment, will be reflected in the consolidated financial statements in the periods the estimates are changed.
11

2.    Summary of Significant Accounting Policies

The following table identifies our significant accounting policies presented in other Notes to Consolidated Financial Statements:

Investments	Note 4
Derivatives and Hedge Accounting	Note 5
Fair Value Measurements	Note 6
Deferred Acquisition Costs	Note 7
Reinsurance	Note 8
Reserves for Future Policy Benefits and Claims Payable and Other Contract Holder Funds	Note 9
Certain Nontraditional Long-Duration Contracts and Variable Annuity Guarantees	Note 10
Long-Term Debt	Note 11
Income Taxes	Note 13
Commitments, Contingencies, and Guarantees	Note 14
Share-Based Compensation	Note 16
Accumulated Other Comprehensive Income	Note 21

Other Significant Accounting Policies

Cash and Cash Equivalents

Cash and cash equivalents primarily include money market instruments and bank deposits.

Revenue and Expense Recognition

Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished through provisions for future policy benefits and the deferral and amortization of certain acquisition costs.

Deposits on interest-sensitive life products and investment contracts, principally deferred annuities and guaranteed investment contracts, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of investment income and charges assessed against the account value for mortality charges, surrenders, variable annuity benefit guarantees and administrative expenses. Fee income also includes revenues related to asset management fees and certain service fees. Surrender benefits are treated as repayments of the policyholder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to policyholder deposits. Other direct acquisition expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished through deferral and amortization of acquisition costs. Expenses not related to policy acquisition are recognized when incurred.

Changes in Accounting Principles – Adopted in Current Year

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-04, “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” The new guidance provides optional expedients for applying GAAP to contracts and other transactions affected by reference rate reform and is effective for contract modifications made between March 12, 2020 and December 31, 2022. If certain criteria are met, an entity will not be required to remeasure or reassess contracts impacted by reference rate reform. The practical expedient allowed by this standard was elected and will be applied prospectively by the Company as reference rate reform unfolds. The contracts modified to date met the criteria for the practical expedient and therefore had no material impact on the Company’s consolidated financial statements. The Company will continue to evaluate the impacts of reference rate reform on contract modifications and other transactions through December 31, 2022.
12

In October 2020, the FASB issued ASU No. 2020-08, “Codification Improvements to Subtopic 310-20, Receivables—Nonrefundable Fees and Other Costs,” which clarifies an entity’s accounting responsibilities related to callable debt securities. Effective January 1, 2021, the Company adopted ASU 2020-08, which did not have a material impact on the Company’s consolidated financial statements.

In December 2019, FASB issued ASU No. 2019-12, “Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes,” which includes changes to the accounting for income taxes by eliminating certain exceptions to the approach for intra-period allocation, the methodology for calculating income taxes in an interim period, and the recognition of deferred tax liabilities for outside basis differences. The amendments also simplified other areas including the accounting for franchise taxes and enacted tax laws or rates and clarified the accounting for transactions that result in the step-up in the tax basis of goodwill. Effective January 1, 2021, the Company adopted ASU 2019-12, which did not have a material impact on the Company’s consolidated financial statements.

Changes in Accounting Principles – Issued but Not Yet Adopted

In August 2018, the FASB issued ASU 2018-12, “Targeted Improvements to the Accounting for Long Duration Contracts,” which includes changes to the existing recognition, measurement, presentation and disclosure requirements for long-duration contracts issued by an insurance entity. The amendments in ASU 2018-12 contain four significant changes: 1) for the calculation of the liability for future policy benefits of nonparticipating traditional and limited-payment insurance and reinsurance contracts, cash flow assumptions and discount rates will be required to be updated at least annually; 2) market risk benefits, a new term for certain contracts or features that provide for potential benefits in addition to the account balance which exposes the insurer to other than nominal market risk, will be measured at fair value; 3) deferred acquisition costs (“DAC”) will be amortized on a constant-level basis, independent of profitability; and 4) enhanced disclosures, including quantitative information in rollforwards for balance sheet accounts, as well as information about significant inputs, judgments, assumptions and methods used in measurement will be required. ASU No. 2018-12 is effective for fiscal years beginning after December 15, 2022, with required retrospective application to January 1, 2021, and early adoption is permitted. The Company has begun its implementation efforts and is currently assessing the impact of the new guidance and does not plan to early adopt. Given the nature and extent of the required changes, the adoption of this standard is expected to have a significant impact on the Company’s consolidated financial statements and disclosures. In addition to the initial balance sheet impact upon adoption, the Company also expects a change in the pattern of future profit emergence.

3.    Segment Information

The Company has three reportable segments consisting of Retail Annuities, Institutional Products, Closed Life and Annuity Block, plus its Corporate and Other segment. These segments reflect the manner by which the Company’s chief operating decision maker views and manages the business. The following is a brief description of the Company’s reportable segments.

Retail Annuities

The Company’s Retail Annuities segment offers a variety of retirement income and savings products through its diverse suite of products, consisting primarily of variable annuities, fixed index annuities, fixed annuities, immediate payout annuities, and Registered Index-Linked Annuities ("RILA") starting in the fourth quarter of 2021. These products are distributed through various wirehouses, insurance brokers and independent broker-dealers, as well as through banks and financial institutions, primarily to high net worth investors and the mass and affluent markets.

The Company’s variable annuities represent an attractive option for retirees and soon-to-be retirees, providing access to equity market appreciation and add-on benefits, including guaranteed lifetime income. A fixed index annuity is designed for investors who desire principal protection with the opportunity to participate in capped upside investment returns linked to a reference market index. The Company also provides access to guaranteed lifetime income as an add-on benefit. A fixed annuity is a guaranteed product designed to build wealth without market exposure, through a crediting rate that is likely to be superior to interest rates offered from banks or money market funds. The Company's new RILA product offers customers exposure to market returns through market index-linked investment options, subject to a cap, and offers a variety of guarantees designed to modify or limit losses.
13

The financial results of the variable annuity business within the Company’s Retail Annuities segment are largely dependent on the performance of the contract holder account value, which impacts both the level of fees collected and the benefits paid to the contract holder. The financial results of the Company’s fixed annuities, including the fixed portion of its variable annuity account values, RILA and fixed index annuities, are largely dependent on the Company’s ability to earn a spread between earned investment rates on general account assets and the interest credited to contract holders.

Institutional Products

The Company’s Institutional Products consist of traditional Guaranteed Investment Contracts ("GICs"), funding agreements (including agreements issued in conjunction with the Company’s participation in the U.S. Federal Home Loan Bank ("FHLB") program) and medium-term note funding agreements. The Company’s GIC products are marketed to defined contribution pension and profit sharing retirement plans. Funding agreements are marketed to institutional investors, including corporate cash accounts and securities lending funds, as well as money market funds, and are issued to the FHLB in connection with its program.

The financial results of the Company’s institutional products business are primarily dependent on the Company’s ability to earn spreads on general account assets.

Closed Life and Annuity Blocks

The Company's Closed Life and Annuity Blocks segment is primarily composed of blocks of business that have been acquired since 2004. The segment includes various protection products, primarily whole life, universal life, variable universal life, and term life insurance products, as well as fixed, fixed index, and payout annuities. The Closed Life and Annuity Blocks segment also includes a block of group payout annuities that the Company assumed from John Hancock Life Insurance Company (USA) (“John Hancock”) and John Hancock Life Insurance Company of New York (“John Hancock NY”) through reinsurance transactions in 2018 and 2019, respectively. The Company historically offered traditional and interest-sensitive life insurance products but discontinued new sales of life insurance products in 2012, as we believe opportunistically acquiring mature blocks of life insurance policies is a more efficient means of diversifying our in-force business than selling new life insurance products.

The profitability of the Company’s Closed Life and Annuity Blocks segment is largely driven by its historical ability to appropriately price its products and purchase appropriately priced blocks of business, as realized through underwriting, expense and net gains (losses) on derivatives and investments, and the ability to earn an assumed rate of return on the assets supporting that business.

Corporate and Other

The Company’s Corporate and Other segment primarily consists of unallocated corporate income and expenses. The Corporate and Other segment also includes certain eliminations and consolidation adjustments.

Segment Performance Measurement

Segment operating revenues and pretax adjusted operating earnings are non-GAAP financial measures that management believes are critical to the evaluation of the financial performance of the Company’s segments. The Company uses the same accounting policies and procedures to measure segment pretax adjusted operating earnings as used in its reporting of consolidated net income. Its primary measure is pretax adjusted operating earnings, which is defined as net income recorded in accordance with GAAP, excluding certain items that may be highly variable from period to period due to accounting treatment under GAAP, or that are non-recurring in nature, as well as certain other revenues and expenses which are not considered to drive underlying performance. Operating revenues and pretax adjusted operating earnings should not be used as a substitute for revenues and net income as calculated in accordance with GAAP.

14

Pretax adjusted operating earnings equals net income adjusted to eliminate the impact of the following items:

•Fees Attributable to Guarantee Benefits: fees paid in conjunction with guaranteed benefit features offered for certain of our variable annuities and fixed index annuities are set at a level intended to mitigate the cost of hedging and funding the liabilities associated with such guaranteed benefit features. The full amount of the fees attributable to guaranteed benefit features have been excluded from pretax adjusted operating earnings as the related net movements in freestanding derivatives and net reserve and embedded derivative movements, as described below, have been excluded from pretax adjusted operating earnings. This presentation of our earnings is intended to directly align revenue and related expenses associated with the guaranteed benefit features;

•    Net Movement in Freestanding Derivatives, except earned income (periodic settlements and changes in settlement accruals) on derivatives that are hedges of investments, but do not qualify for hedge accounting treatment: changes in the fair value of our freestanding derivatives used to manage the risk associated with our life and annuity reserves, including those arising from the guaranteed benefit features offered for certain variable annuities and fixed index annuities. Net movements in freestanding derivatives have been excluded from pretax adjusted operating earnings as the market value of these derivatives may vary significantly from period to period as a result of near-term market conditions and therefore are not directly comparable or reflective of the underlying performance of our business;

•    Net Reserve and Embedded Derivative Movements: changes in the valuation of certain life and annuity reserves, a portion of which are accounted for as embedded derivative instruments, and which are primarily composed of variable and fixed index annuity reserves, including those arising from the guaranteed benefit features offered for certain of our variable annuities. Net reserve and embedded derivative movements have been excluded from pretax adjusted operating earnings as the carrying values of these derivatives may vary significantly from period to period as the result of near-term market conditions and policyholder behavior-related inputs and therefore are not directly comparable or reflective of the underlying performance of our business. Movements in reserves attributable to the current period claims and benefit payments in excess of a customer’s account value on these policies are also excluded from pretax adjusted operating earnings as these benefit payments are affected by near-term market conditions and policyholder behavior-related inputs and therefore may vary significantly from period to period;

•    DAC and DSI Impact: amortization of deferred acquisition costs and deferred sales inducements associated with the items excluded from pretax adjusted operating earnings;

•    Assumption changes: the impact on the valuation of Net Derivative and Reserve Movements, including amortization on DAC, arising from changes in underlying actuarial assumptions;

•    Net Realized Investment Gains and Losses including change in fair value of funds withheld embedded derivative: Realized investment gains and losses associated with the periodic sales or disposals of securities, excluding those held within our trading portfolio, as well as impairments of securities, after adjustment for the non-credit component of the impairment charges and change in fair value of funds withheld embedded derivative related to the Athene Reinsurance Transaction;

•    Loss on Athene Reinsurance Transaction: includes contractual ceding commission, cost of reinsurance write-off and DAC and DSI write-off related to the Athene Reinsurance Transaction;

•    Net investment income on funds withheld assets: includes net investment income on funds withheld assets related to funds withheld reinsurance transactions; and

•    Income taxes.

As detailed above, the fees attributed to guaranteed benefits, the associated movements in optional guaranteed benefit liabilities, and related claims and benefit payments are excluded from pretax adjusted operating earnings, as the Company believes this approach appropriately removes the impact to both revenue and expenses associated with the guaranteed benefit features that are offered for certain variable annuities and fixed index annuities.

15

Set forth in the tables below is certain information with respect to the Company’s segments, as described above (in millions):

For the Year Ended December 31, 2021	Retail Annuities	Closed Life and Annuity Blocks	Institutional Products	Corporate and Other	Total Consolidated
Operating Revenues
Fee income	$4,236	$492	$—	$—	$4,728
Premiums	—	119	—	—	119
Net investment income	669	925	260	44	1,898
Income on operating derivatives	52	72	(3)	32	153
Other income	47	39	—	7	93
Total Operating Revenues	5,004	1,647	257	83	6,991

Operating Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	(45)	839	—	—	794
Interest credited on other contract holder funds, net of deferrals (1)	261	412	188	—	861
Interest expense (1)	22	—	—	—	22
Operating costs and other expenses, net of deferrals	2,038	163	5	36	2,242
Deferred acquisition and sales inducements amortization	198	14	—	34	246
Total Operating Benefits and Expenses	2,474	1,428	193	70	4,165

Pretax Adjusted Operating Earnings	$2,530	$219	$64	$13	$2,826
(1)     Interest expense recorded for institutional products has been reclassified to interest credited on other contract holder funds for the year-ended December 31, 2021.

For the Year Ended December 31, 2020	Retail Annuities	Closed Life and Annuity Blocks	Institutional Products	Corporate and Other	Total Consolidated
Operating Revenues
Fee income	$3,470	$513	$—	$—	$3,983
Premiums	—	143	—	—	143
Net investment income	922	757	355	(45)	1,989
Income on operating derivatives	48	58	—	21	127
Other income	30	26	1	7	64
Total Operating Revenues	4,470	1,497	356	(17)	6,306

Operating Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	54	867	—	—	921
Interest credited on other contract holder funds, net of deferrals	524	428	250	—	1,202
Interest expense	28	—	16	—	44
Operating costs and other expenses, net of deferrals	1,811	169	5	25	2,010
Deferred acquisition and sales inducements amortization	61	17	—	20	98
Total Operating Benefits and Expenses	2,478	1,481	271	45	4,275

Pretax Adjusted Operating Earnings	$1,992	$16	$85	$(62)	$2,031
16

For the Year Ended December 31, 2019	Retail Annuities	Closed Life and Annuity Blocks	Institutional Products	Corporate and Other	Total Consolidated
Operating Revenues
Fee income	$3,406	$528	$—	$—	$3,934
Premiums	—	550	—	—	550
Net investment income	1,491	802	450	(55)	2,688
Income on operating derivatives	39	26	—	8	73
Other income	1	59	—	11	71
Total Operating Revenues	4,937	1,965	450	(36)	7,316

Operating Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	27	1,390	—	—	1,417
Interest credited on other contract holder funds, net of deferrals	897	444	291	—	1,632
Interest expense	35	—	49	—	84
Operating costs and other expenses, net of deferrals	1,757	107	4	39	1,907
Deferred acquisition and sales inducements amortization	(62)	19	—	1	(42)
Total Operating Benefits and Expenses	2,654	1,960	344	40	4,998

Pretax Adjusted Operating Earnings	$2,283	$5	$106	$(76)	$2,318

Intersegment eliminations in the above tables are included in the Corporate and Other segment. These include the elimination of investment income between Retail Annuities and the Corporate and Other segment.

17

The following table summarizes the reconciling items from the non-GAAP measure of operating revenues to the GAAP measure of total revenues attributable to the Company (in millions):

	Years Ended December 31,
	2021	2020	2019
Total operating revenues	6,991	6,306	$7,316
Fees attributed to variable annuity benefit reserves	2,854	2,509	2,377
Net gains (losses) on derivatives and investments	(2,633)	(6,582)	(6,789)
Net investment income on funds withheld assets	1,188	792	330
Total revenues (1)	$8,400	$3,025	$3,234
(1) Substantially all of the Company's revenues originated in the United States. There were no individual customers that exceeded 10% of total revenues.

The following table summarizes the reconciling items from the non-GAAP measure of operating benefits and expenses to the GAAP measure of total benefits and expenses attributable to the Company (in millions):

	Years Ended December 31,
	2021	2020	2019
Total operating benefits and expenses	4,165	4,275	$4,998
Benefits attributed to variable annuity benefit reserves	119	150	132
Amortization of DAC and DSI related to non-operating revenues and expenses	275	(1,253)	(939)
SOP 03-1 reserve movements	(22)	164	(119)
Athene reinsurance transaction	—	2,082	—
Total benefits and expenses	$4,537	$5,418	$4,072

The following table summarizes the reconciling items, net of deferred acquisition costs and deferred sales inducements, from the non-GAAP measure of pretax adjusted operating earnings to the GAAP measure of net income attributable to the Company (in millions):

	Years Ended December 31,
	2021	2020	2019
Pretax adjusted operating earnings	$2,826	$2,031	$2,318
Non-operating adjustments (income) loss:
Fees attributable to guarantee benefit reserves	2,854	2,509	2,377
Net movement in freestanding derivatives	(5,675)	(4,661)	(6,595)
Net reserve and embedded derivative movements	2,753	(3,184)	60
DAC and DSI impact	(266)	1,261	898
Assumption changes	24	128	(81)
Net realized investment gains (losses) including change in fair value of funds withheld embedded derivative	159	813	(145)
Loss on funds withheld reinsurance transaction	—	(2,082)	—
Net investment income on funds withheld assets	1,188	792	330
Pretax income (loss)	3,863	(2,393)	(838)
Income tax expense (benefit)	616	(841)	(373)
Net income (loss)	$3,247	$(1,552)	$(465)

18

The following table summarizes total assets by segment (in millions):

	December 31,
	2021	2020
Retail Annuities	$326,953	$304,103
Closed Life and Annuity Blocks	32,508	34,121
Institutional Products	10,713	13,688
Corporate and Other	1,871	(448)
Total Assets	$372,045	$351,464

4.    Investments

Investments are comprised primarily of fixed-income securities and loans, primarily publicly-traded corporate and government bonds, asset-backed securities and mortgage loans. Asset-backed securities include mortgage-backed and other structured securities. The Company generates the majority of its general account deposits from interest-sensitive individual annuity contracts, life insurance products and institutional products on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities and loans aims to ensure matching of the asset yield with the amounts credited to the interest-sensitive liabilities and to earn a stable return on its investments.

Debt Securities

Debt securities consist primarily of bonds, notes, and asset-backed securities. Acquisition discounts and premiums on debt securities are amortized into investment income through call or maturity dates using the effective interest method. Discounts and premiums on asset-backed securities are amortized over the estimated redemption period. Certain asset-backed securities for which the Company might not recover substantially all of its recorded investment are accounted for on a prospective basis according to changes in the estimated future cash flows.

Debt securities are generally classified as available-for-sale and are carried at fair value. For debt securities in an unrealized loss position, for which the Company deems an impairment necessary, the amortized cost may be written down to fair value through net gains (losses) on derivatives and investments, or an allowance for credit loss (“ACL”) may be recorded along with a charge to net gains (losses) on derivatives and investments.

The following table sets forth the composition of the fair value of debt securities at December 31, 2021 and 2020, classified by rating categories as assigned by nationally recognized statistical rating organizations (“NRSRO”), the National Association of Insurance Commissioners (“NAIC”), or if not rated by such organizations, the Company’s affiliated investment advisor. The Company uses the second lowest rating by an NRSRO when NRSRO ratings are not equivalent and, for purposes of the table, if not otherwise rated by a NRSRO, the NAIC rating of a security is converted to an equivalent NRSRO-style rating. At December 31, 2021 and 2020, the carrying value of investments rated by the Company’s affiliated investment advisor totaled $13 million and $960 million, respectively.

	Percent of Total Debt Securities Carrying Value
	December 31,
Investment Rating	2021	2020
AAA	15.0%	19.3%
AA	10.0%	8.3%
A	29.4%	31.1%
BBB	42.0%	38.2%
Investment grade	96.4%	96.9%
BB	2.8%	2.4%
B and below	0.8%	0.7%
Below investment grade	3.6%	3.1%
Total debt securities	100.0%	100.0%
19

At December 31, 2021, based on ratings by NRSROs, of the total carrying value of debt securities in an unrealized loss position, 76% were investment grade, 2% were below investment grade and 22% were not rated. Unrealized losses on debt securities that were below investment grade or not rated were approximately 16% of the aggregate gross unrealized losses on available-for-sale debt securities.

At December 31, 2020, based on ratings by NRSROs, of the total carrying value of debt securities in an unrealized loss position, 82% were investment grade, 2% were below investment grade and 16% were not rated. Unrealized losses on debt securities that were below investment grade or not rated were approximately 18% of the aggregate gross unrealized losses on available-for-sale debt securities.

Corporate securities in an unrealized loss position were diversified across industries in both 2021 and 2020. As of December 31, 2021, the industries accounting for the largest percentage of unrealized losses included financial services (16% of corporate gross unrealized losses) and consumer goods (15%). The largest unrealized loss related to a single corporate obligor was $16 million at December 31, 2021. As of December 31, 2020, the industries accounting for the largest percentage of unrealized losses included financial services (36% of corporate gross unrealized losses) and energy (19%). The largest unrealized loss related to a single corporate obligor was $14 million at December 31, 2020.

At December 31, 2021 and 2020, the amortized cost, gross unrealized gains and losses, fair value, and ACL of debt securities, including securities carried at fair value under the fair value option, were as follows (in millions):

		Allowance	Gross	Gross
	Amortized	for	Unrealized	Unrealized	Fair
December 31, 2021	Cost (1)	Credit Loss	Gains	Losses	Value
U.S. government securities	$4,515	$—	$97	$301	$4,311
Other government securities	1,489	—	147	17	1,619
Public utilities	6,016	—	669	25	6,660
Corporate securities	27,817	—	1,673	236	29,254
Residential mortgage-backed	514	2	45	3	554
Commercial mortgage-backed	1,960	—	75	6	2,029
Other asset-backed securities	6,985	7	71	23	7,026
Total debt securities	$49,296	$9	$2,777	$611	$51,453

		Allowance	Gross	Gross
	Amortized	for	Unrealized	Unrealized	Fair
December 31, 2020	Cost (1)	Credit Loss	Gains	Losses	Value
U.S. government securities	$5,073	$—	$162	$115	$5,120
Other government securities	1,497	—	201	1	1,697
Public utilities	6,225	—	1,026	2	7,249
Corporate securities	31,846	—	3,284	42	35,088
Residential mortgage-backed	893	—	74	1	966
Commercial mortgage-backed	3,069	—	248	4	3,313
Other asset-backed securities	5,617	14	101	5	5,699
Total debt securities	$54,220	$14	$5,096	$170	$59,132

(1) Amortized cost, apart from the carrying value for securities carried at fair value under the fair value option.

20

The amortized cost, allowance for credit losses, gross unrealized gains and losses, and fair value of debt securities at December 31, 2021, by contractual maturity, are shown below (in millions). Actual maturities may differ from contractual maturities where securities can be called or prepaid with or without early redemption penalties.

		Allowance	Gross	Gross
	Amortized	for	Unrealized	Unrealized	Fair
	Cost (1)	Credit Loss	Gains	Losses	Value
Due in 1 year or less	$894	$—	$15	$—	$909
Due after 1 year through 5 years	7,668	—	381	24	8,025
Due after 5 years through 10 years	13,177	—	739	107	13,809
Due after 10 years through 20 years	9,102	—	845	171	9,776
Due after 20 years	8,996	—	606	277	9,325
Residential mortgage-backed	514	2	45	3	554
Commercial mortgage-backed	1,960	—	75	6	2,029
Other asset-backed securities	6,985	7	71	23	7,026
Total	$49,296	$9	$2,777	$611	$51,453
(1) Amortized cost, apart from the carrying value for securities carried at fair value under the fair value option.

Securities with a carrying value of $116 million and $123 million at December 31, 2021 and 2020, respectively, were on deposit with regulatory authorities, as required by law in various states in which business is conducted.

Residential mortgage-backed securities (“RMBS”) include certain RMBS that are collateralized by residential mortgage loans and are neither explicitly nor implicitly guaranteed by U.S. government agencies (“non-agency RMBS”). The Company’s non-agency RMBS include investments in securities backed by prime, Alt-A, and subprime loans as follows (in millions):

		Allowance	Gross	Gross
	Amortized	for	Unrealized	Unrealized	Fair
December 31, 2021	Cost (1)	Credit Loss	Gains	Losses	Value
Prime	$227	$1	$10	$2	$234
Alt-A	94	1	21	—	114
Subprime	39	—	13	—	52
Total non-agency RMBS	$360	$2	$44	$2	$400

		Allowance	Gross	Gross
	Amortized	for	Unrealized	Unrealized	Fair
December 31, 2020	Cost (1)	Credit Loss	Gains	Losses	Value
Prime	$286	$—	$17	$1	$302
Alt-A	122	—	25	—	147
Subprime	61	—	14	—	75
Total non-agency RMBS	$469	$—	$56	$1	$524

(1) Amortized cost, apart from carrying value for securities carried at fair value under the fair value option.

The Company defines its exposure to non-agency residential mortgage loans as follows:

•Prime loan-backed securities are collateralized by mortgage loans made to the highest rated borrowers.
•Alt-A loan-backed securities are collateralized by mortgage loans made to borrowers who lack credit documentation or necessary requirements to obtain prime borrower rates.
•Subprime loan-backed securities are collateralized by mortgage loans made to borrowers that have a FICO score of 660 or lower.

21

The following table summarizes the number of securities, fair value and the gross unrealized losses of debt securities, aggregated by investment category and length of time that individual debt securities have been in a continuous loss position (dollars in millions):

	December 31, 2021			December 31, 2020
	Less than 12 months			Less than 12 months
	Gross	Fair Value		Gross	Fair Value
	Unrealized		# of	Unrealized		# of
	Losses		securities	Losses		securities
U.S. government securities	$2	$107	16	$115	$3,945	7
Other government securities	17	252	23	1	89	7
Public utilities	18	712	92	2	147	17
Corporate securities	178	6,266	722	41	1,391	152
Residential mortgage-backed	3	174	109	1	35	28
Commercial mortgage-backed	5	314	37	4	152	13
Other asset-backed securities	22	3,250	338	1	824	93
Total temporarily impaired securities	$245	$11,075	1,337	$165	$6,583	317

	12 months or longer			12 months or longer
	Gross	Fair Value		Gross	Fair Value
	Unrealized		# of	Unrealized		# of
	Losses		securities	Losses		securities
U.S. government securities	$299	$3,190	7	$—	$—	—
Other government securities	—	4	2	—	—	—
Public utilities	7	99	8	—	—	—
Corporate securities	58	661	69	1	3	3
Residential mortgage-backed	—	11	12	—	2	4
Commercial mortgage-backed	1	30	3	—	10	1
Other asset-backed securities	1	11	3	4	47	5
Total temporarily impaired securities	$366	$4,006	104	$5	$62	13

	Total			Total
	Gross	Fair Value		Gross	Fair Value
	Unrealized		# of	Unrealized		# of
	Losses		securities	Losses		securities
U.S. government securities	$301	$3,297	21	$115	$3,945	7
Other government securities	17	256	25	1	89	7
Public utilities	25	811	97	2	147	17
Corporate securities (1)	236	6,927	770	42	1,394	155
Residential mortgage-backed	3	185	121	1	37	32
Commercial mortgage-backed	6	344	39	4	162	14
Other asset-backed securities	23	3,261	341	5	871	98
Total temporarily impaired securities	$611	$15,081	1,414	$170	$6,645	330
(1) Certain corporate securities contain multiple lots and fit the criteria of both aging groups.
22

Debt securities in an unrealized loss position as of December 31, 2021 did not require an impairment recognized in earnings as the Company did not intend to sell these debt securities, it is not more likely than not that the Company will be required to sell these securities before recovery of their amortized cost basis, and the difference in the fair value compared to the amortized cost was due to factors other than credit loss. Based upon this evaluation, the Company believes it has the ability to generate adequate amounts of cash from normal operations to meet cash requirements with a reasonable margin of safety without requiring the sale of impaired securities.

As of December 31, 2021, unrealized losses associated with debt securities are primarily due to widening credit spreads or rising risk-free rates since purchase. The Company performed a detailed analysis of the financial performance of the underlying issues in an unrealized loss position and determined that recovery of the entire amortized cost of each impaired security is expected. In addition, mortgage-backed and asset-backed securities were assessed for credit impairment using a cash flow model that incorporates key assumptions including default rates, severities, and prepayment rates. The Company estimated losses for a security by forecasting the underlying loans in each transaction. The forecasted loan performance was used to project cash flows to the various tranches in the structure, as applicable. The forecasted cash flows also considered, as applicable, independent industry analyst reports and forecasts, and other independent market data. Based upon this assessment of the expected credit losses of the security given the performance of the underlying collateral compared to subordination or other credit enhancement, the Company expects to recover the entire amortized cost of each impaired security.

Evaluation of Available-for-Sale Debt Securities for Credit Loss

For debt securities in an unrealized loss position, management first assesses whether the Company has the intent to sell, or whether it is more likely than not it will be required to sell the security before the amortized cost basis is fully recovered. If either criteria is met, the amortized cost is written down to fair value through net gains (losses) on derivatives and investments as an impairment.

Debt securities in an unrealized loss position for which the Company does not have the intent to sell or is not more likely than not to sell the security before recovery to amortized cost are further evaluated to determine if the cause of the decline in fair value resulted from credit losses or other factors, which includes estimates about the operations of the issuer and future earnings potential.

The credit loss evaluation may consider the extent to which the fair value is below amortized cost; changes in ratings of the security; whether a significant covenant related to the security has been breached; or an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its creditworthiness; judgments about an obligor’s current and projected financial position; an issuer’s current and projected ability to service and repay its debt obligations; the existence of, and realizable value of, any collateral backing the obligations; and the macro-economic and micro-economic outlooks for specific industries and issuers.

In addition to the above, the credit loss review of investments in asset-backed securities includes the review of future estimated cash flows, including expected and stress case scenarios, to identify potential shortfalls in contractual payments. These estimated cash flows are developed using available performance indicators from the underlying assets including current and projected default or delinquency rates, levels of credit enhancement, current subordination levels, vintage, expected loss severity and other relevant characteristics. These estimates reflect a combination of data derived by third parties and internally developed assumptions. Where possible, this data is benchmarked against third-party sources.

For mortgage-backed securities, credit losses are assessed using a cash flow model that estimates the cash flows on the underlying mortgages, using the security-specific collateral characteristics and transaction structure. The model estimates cash flows from the underlying mortgage loans and distributes those cash flows to various tranches of securities, considering the transaction structure and any subordination and credit enhancements existing in that structure. The cash flow model incorporates actual cash flows on the mortgage-backed securities through the current period and then projects the remaining cash flows using a number of assumptions, including prepayment timing, default rates and loss severity. Specifically, for prime and Alt-A RMBS, the assumed default percentage is dependent on the severity of delinquency status, with foreclosures and real estate owned receiving higher rates, but also includes the currently performing loans.

23

These estimates reflect a combination of data derived by third parties and internally developed assumptions. Where possible, this data is benchmarked against other third-party sources. In addition, these estimates are extrapolated along a default timing curve to estimate the total lifetime pool default rate. When a credit loss is determined to exist and the present value of cash flows expected to be collected is less than the amortized cost of the security, an allowance for credit loss is recorded along with a charge to net gains (losses) on derivatives and investments, limited by the amount that the fair value is less than amortized cost. Any remaining unrealized loss after recording the allowance for credit loss is the non-credit amount and is recorded to other comprehensive income.

The rollforward of the allowance for credit loss for available-for-sale securities by sector is as follows (in millions):

December 31, 2021	US government securities	Other government securities	Public utilities	Corporate securities	Residential mortgage-backed	Commercial mortgage-backed	Other asset-backed securities	Total
Balance at January 1, 2021	$—	$—	$—	$—	$—	$—	$14	$14
Additions for which credit loss was not previously recorded	—	—	—	—	2	—	—	2
Changes for securities with previously recorded credit loss	—	—	—	—	—	—	9	9
Additions for purchases of PCD debt securities (1)	—	—	—	—	—	—	—	—
Reductions from charge-offs	—	—	—	—	—	—	—	—
Reductions for securities disposed	—	—	—	—	—	—	(16)	(16)
Securities intended/required to be sold before recovery of amortized cost basis	—	—	—	—	—	—	—	—
Balance at December 31, 2021 (2)	$—	$—	$—	$—	$2	$—	$7	$9

December 31, 2020	US government securities	Other government securities	Public utilities	Corporate securities	Residential mortgage-backed	Commercial mortgage-backed	Other asset-backed securities	Total
Balance at January 1, 2020	$—	$—	$—	$—	$—	$—	$—	$—
Additions for which credit loss was not previously recorded	—	—	—	—	—	—	17	17
Changes for securities with previously recorded credit loss	—	—	—	—	—	—	(3)	(3)
Additions for purchases of PCD debt securities (1)	—	—	—	—	—	—	—	—
Reductions from charge-offs	—	—	—	—	—	—	—	—
Reductions for securities disposed	—	—	—	—	—	—	—	—
Securities intended/required to be sold before recovery of amortized cost basis	—	—	—	—	—	—	—	—
Balance at December 31, 2020 (2)	$—	$—	$—	$—	$—	$—	$14	$14

(1) Represents purchased credit-deteriorated ("PCD") fixed maturity available-for-sale securities.
(2) Accrued interest receivable on debt securities totaled $373 million and $433 million as of December 31, 2021 and 2020, respectively, and was excluded from the determination of credit losses for the years ended December 30, 2021 and 2020.

The allowance for credit loss for specific debt securities may be increased or reversed in subsequent periods due to changes in the assessment of the present value of cash flows that are expected to be collected. Any changes to the allowance for credit loss is recorded as a provision for (or reversal of) credit loss expense in net gains (losses) on derivatives and investments.
24

When all, or a portion, of a security is deemed uncollectible, the uncollectible portion is written-off with an adjustment to amortized cost and a corresponding reduction to the allowance for credit losses.

Accrued interest receivables are presented separate from the amortized cost basis of debt securities. Accrued interest receivables that are determined to be uncollectible are written off with a corresponding reduction to net investment income. No accrued interest was written off during the years ended December 31, 2021 and 2020.

Net Investment Income

The sources of net investment income were as follows (in millions):

	Years Ended December 31,
	2021	2020	2019
Debt securities (1)	$1,063	$1,579	$2,132
Equity securities	8	(4)	22
Mortgage loans	319	365	392
Policy loans	73	79	89
Limited partnerships	559	105	184
Other investment income	14	14	42
Total investment income excluding funds withheld assets	2,036	2,138	2,861

Net investment income on funds withheld assets (see Note 8)	1,188	792	330

Investment expenses:
Derivative trading commission	(3)	(5)	(4)
Depreciation on real estate	(11)	(11)	(11)
Other investment expenses (2)	(124)	(133)	(158)
Total investment expenses	(138)	(149)	(173)
Net investment income	$3,086	$2,781	$3,018
(1) Includes unrealized gains and losses on securities for which the Company elected the fair value option.
(2) Includes interest expense and market appreciation on deferred compensation; investment software expense, custodial fees, and other bank fees; institutional product issuance related expenses; and other expenses.

Investment income is not accrued on securities in default and otherwise where the collection is uncertain. In these cases, receipts of interest on such securities are used to reduce the cost basis of the securities.

Unrealized gains (losses) included in investment income that were recognized on equity securities held were $2 million, $(2) million and $6 million, for the years ended December 31, 2021, 2020 and 2019, respectively. Investment income (expense) of $(3) million, $(25) million and $(40) million was recognized on securities carried at fair value recorded through income for the years ended December 31, 2021, 2020 and 2019, respectively.

25

Net Gains (Losses) on Derivatives and Investments

Realized gains and losses on sales of investments are recognized in income at the date of sale and are determined using the specific cost identification method.

The following table summarizes net gains (losses) on derivatives and investments (in millions):

	Years Ended December 31,
	2021	2020	2019
Available-for-sale securities
Realized gains on sale	$168	$772	$302
Realized losses on sale	(88)	(195)	(107)
Credit loss income (expense)	(10)	(14)	—
Gross impairments	—	(27)	(2)
Credit loss income (expense) on mortgage loans	62	(61)	—
Other (1)	49	(102)	(9)
Net gains (losses) excluding derivatives and funds withheld assets	181	373	184
Net gains (losses) on derivative instruments (see Note 5)	(2,640)	(7,267)	(6,571)
Net gains (losses) on funds withheld reinsurance treaties (see Note 8)	(21)	440	(330)
Total net gains (losses) on derivatives and investments	$(2,480)	$(6,454)	$(6,717)

(1) Includes the foreign currency gain or loss related to foreign denominated trust instruments supporting funding agreements.
Net gains (losses) on funds withheld reinsurance treaties represents income (loss) from the sale of investments held in segregated funds withheld accounts in support of reinsurance agreements for which Jackson retains legal ownership of the underlying investments. These gains (losses) are increased or decreased by changes in the embedded derivative liability related to the Athene Reinsurance Agreement and also include (i) changes in the related funds withheld payable, as all economic performance of the investments held in the segregated accounts inure to the benefit of the reinsurers under the respective reinsurance agreements with each reinsurer, and (ii) amortization of the difference between book value and fair value of the investments as of the effective date of the reinsurance agreements with each reinsurer.

The aggregate fair value of securities sold at a loss for the years ended December 31, 2021, 2020 and 2019 was $2,600 million, $7,608 million and $2,305 million, which was approximately 95%, 97% and 96% of book value, respectively.

Proceeds from sales of available-for-sale debt securities were $9,600 million, $25,533 million, and $6,520 million during the years ended December 31, 2021, 2020 and 2019, respectively.

There are inherent uncertainties in assessing the fair values assigned to the Company’s investments. The Company’s reviews of net present value and fair value involve several criteria including economic conditions, credit loss experience, other issuer-specific developments and estimated future cash flows. These assessments are based on the best available information at the time. Factors such as market liquidity, the widening of bid/ask spreads and a change in the cash flow assumptions can contribute to future price volatility. If actual experience differs negatively from the assumptions and other considerations used in the consolidated financial statements, unrealized losses currently reported in accumulated other comprehensive income may be recognized in the consolidated income statements in future periods.

The Company currently has no intent to sell securities with unrealized losses considered to be temporary until they mature or recover in value and believes that it has the ability to do so. However, if the specific facts and circumstances surrounding an individual security, or the outlook for its industry sector change, the Company may sell the security prior to its maturity or recovery and realize a loss.

26

Unconsolidated VIEs

The Company invests in certain LPs and LLCs that it has concluded are VIEs. Based on the analysis of these entities, the Company is not the primary beneficiary of the VIEs as it does not have the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance. In addition, the Company does not have the obligation to absorb losses or the right to receive benefits that could potentially be significant to the entities. Therefore, the Company does not consolidate these VIEs and the carrying amounts of the Company’s investments in these LPs and LLCs are recognized in other invested assets on the consolidated balance sheets. Unfunded capital commitments for these investments are detailed in Note 14. The Company’s exposure to loss is limited to the capital invested and unfunded capital commitments related to the LPs/LLCs, which was $3,347 million and $2,598 million as of December 31, 2021 and 2020, respectively. The capital invested in an LP or LLC equals the original capital contributed, increased for additional capital contributed after the initial investment, and reduced for any returns of capital from the LP or LLC. LPs and LLCs are carried at fair value.

The Company invests in certain mutual funds that it has concluded are VIEs. Based on the analysis of these entities, the Company is not the primary beneficiary of the VIEs. Mutual funds for which the Company does not have the obligation to absorb losses or the right to receive benefits that could potentially be significant to the entities are recognized in equity securities on the consolidated balance sheets and were $139 million and $130 million as of December 31, 2021 and 2020, respectively. The Company’s maximum exposure to loss on these mutual funds is limited to the amortized cost for these investments.

The Company makes investments in structured debt securities issued by VIEs for which they are not the manager. These structured debt securities include RMBS, CMBS, and asset-backed securities ("ABS"). The Company does not consolidate the securitization trusts utilized in these transactions because they do not have the power to direct the activities that most significantly impact the economic performance of these securitization trusts. The Company does not consider its continuing involvement with these VIEs to be significant because they either invest in securities issued by the VIE and were not involved in the design of the VIE or no transfers have occurred between the Company and the VIE. The Company’s maximum exposure to loss on these structured debt securities is limited to the amortized cost of these investments. The Company does not have any further contractual obligations to the VIE. The Company recognizes the variable interest in these VIEs at fair value on the consolidated balance sheets.

Commercial and Residential Mortgage Loans

Commercial and residential mortgage loans are generally carried at the aggregate unpaid principal balance, adjusted for any applicable unamortized discount or premium, or ACL. Acquisition discounts and premiums on mortgage loans are amortized into investment income through maturity dates using the effective interest method. Interest income is accrued on the principal balance of the loan based on the loan’s contractual interest rate. Interest income and amortization of premiums and discounts are reported in net investment income along with prepayment fees and mortgage loan fees, which are recorded as incurred.

Commercial mortgage loans of $10.5 billion and $10.2 billion at December 31, 2021 and 2020, respectively, are reported net of an allowance for credit losses of $85 million and $165 million at each date, respectively. At December 31, 2021, commercial mortgage loans were collateralized by properties located in 38 states, the District of Columbia, and Europe. Accrued interest receivable on commercial mortgage loans was $32 million and $32 million at December 31, 2021 and December 31, 2020, respectively.

Residential mortgage loans of $939 million and $449 million at December 31, 2021 and 2020, respectively, are reported net of an allowance for credit losses of $9 million and $14 million at each date, respectively. Loans were collateralized by properties located in 50 states, the District of Columbia, Mexico, and Europe. Accrued interest receivable on residential mortgage loans was $13 million and $3 million at December 31, 2021 and December 31, 2020, respectively.

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Mortgage Loan Concessions

In response to the adverse economic impact of the COVID-19 pandemic, the Company granted concessions to certain of its commercial mortgage loan borrowers, including payment deferrals and other loan modifications. The Company has elected the option under the Coronavirus Aid, Relief, and Economic Security Act, the Consolidated Appropriations Act of 2021, and the Interagency Statement on Loan Modifications and Reporting for Financial Institutions Working with Customers Affected by the Coronavirus (Revised) issued by bank regulatory agencies, not to account for or report qualifying concessions as troubled debt restructurings and does not classify such loans as past due during the payment deferral period. Additionally, in accordance with the FASB’s published response to a COVID-19 Pandemic technical inquiry, the Company continues to accrue interest income on such loans that have deferred payment. For some commercial mortgage loan borrowers (principally in the hotel and retail sectors), the Company granted concessions which were primarily interest and/or principal payment deferrals generally ranging from 6 to 14 months and, to a much lesser extent, maturity date extensions. Repayment periods are generally within one year but may extend until maturity date. Deferred commercial mortgage loan interest and principal payments were $9 million at December 31, 2021. The concessions granted had no impact on the Company’s results of operations or financial position as the Company has not granted concessions that would have been disclosed and accounted for as troubled debt restructurings.

Evaluation for Credit Losses on Mortgage Loans

The Company reviews mortgage loans on a quarterly basis to estimate the ACL with changes in the ACL recorded in net gains (losses) on derivatives and investments. Apart from an ACL recorded on individual mortgage loans where the borrower is experiencing financial difficulties, the Company records an ACL on the pool of mortgage loans based on lifetime expected credit losses. The Company utilizes a third-party forecasting model to estimate lifetime expected credit losses at a loan level for commercial mortgage loans. The model forecasts net operating income and property values for the economic scenario selected. The debt service coverage ratios (“DSCR”) and loan to values (“LTV”) are calculated over the forecastable period by comparing the projected net operating income and property valuations to the loan payment and principal amounts of each loan. The model utilizes historical mortgage loan performance based on DSCRs and LTV to derive probability of default and expected losses based on the economic scenario that is similar to the Company’s expectations of economic factors such as unemployment, GDP growth, and interest rates. The Company determined the forecastable period to be reasonable and supportable for a period of two years beyond the end of the reporting period. Over the following one-year period, the model reverts to the historical performance of the portfolio for the remainder of the contractual term of the loans. In cases where the Company does not have an appropriate length of historical performance, the relevant historical rate from an index or the lifetime expected credit loss calculated from the model may be used.

Unfunded commitments are included in the model and an ACL is determined accordingly. Credit loss estimates are pooled by property type and the Company does not include accrued interest in the determination of ACL.

For individual loans or for types of loans for which the third-party model is deemed not suitable, the Company utilizes relevant current market data, industry data, and publicly available historical loss rates to calculate an estimate of the lifetime expected credit loss.

Mortgage loans on real estate deemed uncollectible are charged against the ACL, and subsequent recoveries, if any, are credited to the ACL, limited to the aggregate of amounts previously charged-off and expected to be charged-off. Mortgage loans on real estate are presented net of the allowance for credit losses on the consolidated balance sheets.

The following table provides a summary of the allowance for credit losses in the Company’s mortgage loan portfolios (in millions):

December 31, 2021	Apartment	Hotel	Office	Retail	Warehouse	Residential Mortgage	Total
Balance at January 1, 2021	$58	$34	$25	$24	$24	$14	$179
Charge offs, net of recoveries	—	—	—	—	—	—	—
Additions from purchase of PCD mortgage loans	—	—	—	—	—	—	—
Provision (release)	(39)	(25)	3	(7)	(12)	(5)	(85)
Balance at December 31, 2021 (1)	$19	$9	$28	$17	$12	$9	$94
28

December 31, 2020	Apartment	Hotel	Office	Retail	Warehouse	Residential Mortgage	Total
Balance at January 1, 2020	$4	$1	$1	$2	$1	$—	$9
Cumulative effect of change in accounting principle	24	5	8	10	15	—	62
Charge offs, net of recoveries	—	—	—	—	—	—	—
Additions from purchase of PCD mortgage loans	—	—	—	—	—	—	—
Provision (release)	30	28	16	12	8	14	108
Balance at December 31, 2020 (1)	$58	$34	$25	$24	$24	$14	$179

(1) Accrued interest receivable totaled $44 million and $35 million as of December 31, 2021 and 2020, respectively, and was excluded from the determination of credit losses.
Accrued interest receivables are presented separate from the amortized cost of mortgage loans. An ACL is not estimated on an accrued interest receivable, rather receivable balances that are deemed uncollectible are written off with a corresponding reduction to net investment income.

The Company’s mortgage loans that are current and in good standing are accruing interest. Interest is not accrued on loans greater than 90 days delinquent and in process of foreclosure, when deemed uncollectible. Delinquency status is determined from the date of the first missed contractual payment.

At December 31, 2021, there was $6 million of recorded investment, $7 million of unpaid principal balance, no related loan allowance, $2 million of average recorded investment, and no investment income recognized on impaired residential mortgage loans. At December 31, 2020, there were no impaired mortgages.

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The following tables provide information about the credit quality and vintage year of mortgage loans (in millions):

	December 31, 2021
	2021	2020	2019	2018	2017	Prior	Revolving Loans	Total	% of Total
Commercial mortgage loans
Loan to value ratios:
Less than 70%	$1,270	$1,346	$1,592	$1,599	$1,305	$2,703	$4	$9,819	93%
70% - 80%	345	35	—	52	85	153	—	670	6%
80% - 100%	—	—	39	5	—	—	—	44	—%
Greater than 100%	—	—	—	—	—	10	—	10	—%
Total commercial mortgage loans	1,615	1,381	1,631	1,656	1,390	2,866	4	10,543	100%

Debt service coverage ratios:
Greater than 1.20x	796	974	1,532	1,293	1,257	2,609	4	8,465	80%
1.00x - 1.20x	651	329	81	90	11	68	—	1,230	12%
Less than 1.00x	168	78	18	273	122	189	—	848	8%
Total commercial mortgage loans	1,615	1,381	1,631	1,656	1,390	2,866	4	10,543	100%

Residential mortgage loans
Performing	268	22	18	16	7	396	—	727	77%
Nonperforming	4	44	22	19	23	100	—	212	23%
Total residential mortgage loans	272	66	40	35	30	496	—	939	100%

Total mortgage loans	$1,887	$1,447	$1,671	$1,691	$1,420	$3,362	$4	$11,482	100%

	December 31, 2020
	2020	2019	2018	2017	2016	Prior	Revolving Loans	Total	% of Total
Commercial mortgage loans
Loan to value ratios:
Less than 70%	$1,347	$1,315	$1,753	$1,679	$1,321	$1,845	$4	$9,264	90%
70% - 80%	66	348	128	80	94	129	—	845	8%
80% - 100%	—	92	5	47	—	26	—	170	2%
Greater than 100%	—	—	—	—	—	—	—	—	—%
Total commercial mortgage loans	1,413	1,755	1,886	1,806	1,415	2,000	4	10,279	100%

Debt service coverage ratios:
Greater than 1.20x	1,079	1,602	1,738	1,795	1,409	1,879	4	9,506	93%
1.00x - 1.20x	334	138	90	11	—	89	—	662	6%
Less than 1.00x	—	15	58	—	6	32	—	111	1%
Total commercial mortgage loans	1,413	1,755	1,886	1,806	1,415	2,000	4	10,279	100%

Residential mortgage loans
Performing	12	2	—	1	2	432	—	449	100%
Nonperforming	—	—	—	—	—	—	—	—	—%
Total residential mortgage loans	12	2	—	1	2	432	—	449	100%

Total mortgage loans	$1,425	$1,757	$1,886	$1,807	$1,417	$2,432	$4	$10,728	100%

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	December 31, 2021
	In Good Standing (1)	Restructured	Greater than 90 Days Delinquent	In the Process of Foreclosure	Total Carrying Value
Apartment	$3,755	$—	$—	$—	$3,755
Hotel	1,054	—	—	—	1,054
Office	1,889	—	—	—	1,889
Retail	2,104	—	—	—	2,104
Warehouse	1,741	—	—	—	1,741
Total commercial	10,543	—	—	—	10,543
Residential (2)	727	—	206	6	939
Total	$11,270	$—	$206	$6	$11,482

	December 31, 2020
	In Good Standing (1)	Restructured	Greater than 90 Days Delinquent	In the Process of Foreclosure	Total Carrying Value
Apartment	$3,905	$—	$—	$—	$3,905
Hotel	883	—	—	—	883
Office	1,570	—	—	—	1,570
Retail	1,942	—	—	—	1,942
Warehouse	1,979	—	—	—	1,979
Total commercial	10,279	—	—	—	10,279
Residential	449	—	—	—	449
Total	$10,728	$—	$—	$—	$10,728
(1)     At December 31, 2021 and 2020, includes mezzanine loans of $278 million and $45 million in the Apartment category, $75 million and $33 million in the Hotel category, $252 million and $117 million in the Office category, $27 million and nil in the Retail category, and $26 million and $48 million in the Warehouse category, respectively.
(2)    Includes $202 million of loans purchased when the loans were greater than 90 days delinquent and are supported with insurance or other guarantees provided by various governmental programs, and $5 million of loans in process of foreclosure.

As of December 31, 2021 and 2020, there were no commercial mortgage loans involved in troubled debt restructuring, and stressed loans for which the Company is dependent, or expects to be dependent, on the underlying property to satisfy repayment were nil.

Equity Securities

Equity securities include common stocks, preferred stocks and mutual funds. All equity securities are carried at fair value with changes in value included in net investment income.

Policy Loans

Policy loans are loans the Company issues to contract holders that use the cash surrender value of their life insurance policy or annuity contract as collateral. At both December 31, 2021 and 2020, $3.5 billion of these loans were carried at fair value, which the Company believes is equal to unpaid principal balances, plus accrued investment income. At December 31, 2021 and 2020, the Company had $1.0 billion and $1.1 billion of policy loans not held as collateral for reinsurance, which were carried at the unpaid principal balances.

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Other Invested Assets

Other invested assets primarily include investments in Federal Home Loan Bank capital stock, limited partnerships (“LPs”), and real estate. Federal Home Loan Bank capital stock is carried at cost and adjusted for any impairment. At both December 31, 2021 and 2020, FHLB capital stock had carrying value of $125 million. Real estate is carried at the lower of depreciated cost or fair value. At December 31, 2021 and 2020, real estate totaling $243 million and $250 million, respectively, included foreclosed properties with a book value of $1 million at both December 31, 2021 and 2020. Carrying values for limited partnership investments are generally determined by using the proportion of the Company’s investment in each fund (Net Asset Value (“NAV”) equivalent) as a practical expedient for fair value, and generally are recorded on a three-month lag, with changes in value included in net investment income. At December 31, 2021 and 2020, investments in LPs had carrying values of $2,252 million and $1,583 million, respectively.

In June 2021, the Company entered into an arrangement to sell $420 million of limited partnership investments, of which $236 million and $168 million were sold in the second and third quarter of 2021, respectively, and the remainder was sold in January 2022. The LPs sold were carried at estimated sales price. The Company expects to reinvest in new LPs as attractive opportunities become available.

Securities Lending

The Company has entered into securities lending agreements with agent banks whereby blocks of securities are loaned to third parties, primarily major brokerage firms. As of December 31, 2021 and 2020, the estimated fair value of loaned securities was $13 million and $12 million, respectively. The agreements require a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis. To further minimize the credit risks related to these programs, the financial condition of counterparties is monitored on a regular basis. At December 31, 2021 and 2020, cash collateral received in the amount of $14 million and $12 million, respectively, was invested by the agent banks and included in cash and cash equivalents of the Company. A securities lending payable for the overnight and continuous loans is included in liabilities in the amount of cash collateral received. Securities lending transactions are used to generate income. Income and expenses associated with these transactions are reported as net investment income.

Repurchase Agreements

The Company routinely enters into repurchase agreements whereby the Company agrees to sell and repurchase securities. These agreements are accounted for as financing transactions, with the assets and associated liabilities included in the consolidated balance sheets. As of December 31, 2021 and 2020, short-term borrowings under such agreements averaged $1,548 million and $455 million, respectively, with weighted average interest rates of 0.07% and 0.16%, respectively. At December 31, 2021 and 2020, the outstanding repurchase agreement balance was $1,572 million and $1,100 million, respectively, collateralized with U.S. Treasury notes and maturing within 30 days, and was included within repurchase agreements and securities lending payable in the consolidated balance sheets. In the event of a decline in the fair value of the pledged collateral under these agreements, the Company may be required to transfer cash or additional securities as pledged collateral. Interest expense totaled $1 million, $1 million and $2 million for the years ended December 31, 2021, 2020 and 2019, respectively. The highest level of short-term borrowings at any month end was $2,349 million and $1,486 million for the years ended December 31, 2021 and 2020, respectively.
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5.    Derivative Instruments

Freestanding Derivative Instruments

The Company enters into financial derivative transactions, including swaps, put-swaptions, futures and options to reduce and manage business risks. These transactions manage the risk of a change in the value, yield, price, cash flows, credit quality or degree of exposure with respect to assets, liabilities or future cash flows which the Company has acquired or incurred. The Company does not account for freestanding derivatives as either fair value or cash flow hedges as might be permitted if specific hedging documentation requirements were followed. As a result, freestanding derivatives are carried at fair value on the balance sheet with settlements and changes in fair value recorded in net gains (losses) on derivatives and investments.

With respect to the Company’s interest rate swaps and cross-currency swaps, the Company records the income related to periodic interest payment settlements within net gains (losses) on derivatives and investments. Although the Company does not account for these as cash flow hedges, the income from these settlements is considered operating income due to the cash settlement nature and is reported, as such, within the Company’s segment related disclosure within pretax adjusted operating earnings.

The Company manages the potential credit exposure for over-the-counter derivative contracts through evaluation of the counterparty credit standing, collateral agreements, and master netting agreements. The Company is exposed to credit-related losses in the event of nonperformance by counterparties, however, it does not anticipate nonperformance. There were no charges due to nonperformance by derivative counterparties in 2021, 2020 or 2019.

Embedded Derivatives—Product Liabilities

Certain product liabilities, including fixed index annuities, RILAs, and guarantees offered in connection with variable, fixed index, and registered index-linked annuities issued by the Company, may contain embedded derivatives. Derivatives embedded in certain host insurance contracts that have been separated for accounting and financial reporting purposes, are carried at fair value. The results from changes in value of embedded derivatives are reported in net income.

See “Variable Annuity Guarantees”, “Fixed Index Annuities”, and "RILA", which are further discussed in Note 10 for additional information on the accounting policies for embedded derivatives bifurcated from insurance host contracts.

Embedded Derivatives—Funds Withheld Reinsurance Agreements

The Company has recorded an embedded derivative liability related to the Athene Reinsurance Agreement (the “Athene Embedded Derivative”) in accordance with FASB ASC 815-15-55-107 and 108, “Derivatives and Hedging Case B: Reinsurer’s Receivable Arising from a Modified Coinsurance Arrangement” as Jackson’s obligation under the Reinsurance Agreement is based on the total return of investments in a segregated funds withheld account rather than Jackson’s own creditworthiness. As the Reinsurance Agreement transfers the economics of the investments in the segregated funds withheld account to Athene, they will receive an investment return equivalent to owning the underlying assets. At inception of the Reinsurance Agreement, the Athene Embedded Derivative was valued at zero. Additionally, the inception fair value of the investments in the segregated funds withheld account differed from their book value and, accordingly, the amortization of this difference is reported in net gains (losses) on derivatives and investments in the Consolidated Income Statements, while the investments are held. Subsequent to the effective date of the Reinsurance Agreement, the Athene Embedded Derivative is measured at fair value with changes reported in net gains (losses) on derivatives and investments in the consolidated income statements. The Athene Embedded Derivative Liability is included in funds withheld payable under reinsurance treaties in the consolidated balance sheets. See “Athene Reinsurance” in Note 8 for additional information on the Athene Reinsurance Transaction.

33

A summary of the aggregate contractual or notional amounts and fair values of the Company’s freestanding and embedded derivative instruments are as follows (in millions):

	December 31, 2021
	Contractual/	Assets	Liabilities	Net
	Notional	Fair	Fair	Fair Value
	Amount (1)	Value	Value	Asset
Freestanding derivatives
Cross-currency swaps	$1,767	$55	$35	$20
Equity index call options	21,000	606	—	606
Equity index futures (2)	18,258	—	—	—
Equity index put options	27,500	150	—	150
Interest rate swaps	7,728	430	—	430
Interest rate swaps - cleared (2)	1,500	—	—	—
Put-swaptions	19,000	133	—	133
Treasury futures (2)	894	—	—	—
Total freestanding derivatives	97,647	1,374	35	1,339
Embedded derivatives
VA embedded derivatives (3)	N/A	—	2,626	(2,626)
FIA embedded derivatives (4)	N/A	—	1,439	(1,439)
RILA embedded derivatives	N/A	—	6	(6)
Total embedded derivatives	N/A	—	4,071	(4,071)
Derivatives related to funds withheld under reinsurance treaties
Cross-currency swaps	158	10	1	9
Cross-currency forwards	1,119	33	5	28
Funds withheld embedded derivative (5)	N/A	—	120	(120)
Total derivatives related to funds withheld under reinsurance treaties	1,277	43	126	(83)
Total	$98,924	$1,417	$4,232	$(2,815)

(1) The notional amount for swaps and swaptions represents the stated principal balance used as a basis for calculating payments. The contractual amount for futures and options represents the market exposure of open positions.

(2) Variation margin is considered settlement resulting in the netting of cash received/paid for variation margin against the fair value of the trades.
(3) Included within reserves for future policy benefits and claims payable on the consolidated balance sheets. The nonperformance risk adjustment is included in the balance above.
(4) Included within other contract holder funds on the consolidated balance sheets. The nonperformance risk adjustment is included in the balance above.
(5) Included within funds withheld payable under reinsurance treaties on the consolidated balance sheets.

34

	December 31, 2020
	Contractual/	Assets	Liabilities	Net
	Notional	Fair	Fair	Fair Value
	Amount (1)	Value	Value	Asset
Freestanding derivatives
Cross-currency swaps	$1,744	$93	$34	$59
Equity index call options	26,300	1,127	—	1,127
Equity index futures (2)	27,651	—	—	—
Equity index put options	27,000	178	—	178
Interest rate swaps	4,750	722	1	721
Interest rate swaps - cleared (2)	1,500	—	8	(8)
Put-swaptions	1,000	100	—	100
Treasury futures (2)	8,511	—	—	—
Total freestanding derivatives	98,456	2,220	43	2,177
Embedded derivatives
VA embedded derivatives (3)	N/A	—	5,592	(5,592)
FIA embedded derivatives (4)	N/A	—	1,484	(1,484)
Total embedded derivatives	N/A	—	7,076	(7,076)
Derivatives related to funds withheld under reinsurance treaties
Cross-currency swaps	109	—	5	(5)
Cross-currency forwards	743	—	8	(8)
Funds withheld embedded derivative (5)	N/A	—	827	(827)
Total derivatives related to funds withheld under reinsurance treaties	852	—	840	(840)
Total	$99,308	$2,220	$7,959	$(5,739)

(1) The notional amount for swaps and swaptions represents the stated principal balance used as a basis for calculating payments. The contractual amount for futures and options represents the market exposure of open positions.

(2) Variation margin is considered settlement resulting in the netting of cash received/paid for variation margin against the fair value of the trades.
(3) Included within reserves for future policy benefits and claims payable on the consolidated balance sheets. The nonperformance risk adjustment is included in the balance above.
(4) Included within other contract holder funds on the consolidated balance sheets. The nonperformance risk adjustment is included in the balance above.
(5) Included within funds withheld payable under reinsurance treaties on the consolidated balance sheets.

35

The following table reflects the results of the Company’s derivatives, including gains (losses) and change in fair value of freestanding derivative instruments and embedded derivatives (in millions):

	Years Ended December 31,
	2021	2020	2019
Derivatives excluding funds withheld under reinsurance treaties
Cross-currency swaps	$(36)	$74	$11
Equity index call options	1,479	1,468	104
Equity index futures	(4,663)	(8,286)	(6,391)
Equity index put options	(1,202)	(218)	(1,279)
Interest rate swaps	(179)	578	427
Interest rate swaps - cleared	(64)	1	—
Put-swaptions	134	199	65
Treasury futures	(990)	1,651	540
Fixed index annuity embedded derivatives	(5)	30	(310)
Registered index linked annuity embedded derivative	(1)	—	—
Variable annuity embedded derivatives	2,887	(2,764)	262
Total net gains (losses) on derivative instruments excluding derivative instruments related to funds withheld under reinsurance treaties	(2,640)	(7,267)	(6,571)
Derivatives related to funds withheld under reinsurance treaties
Cross-currency swaps	15	(5)	—
Cross-currency forwards	42	(19)	—
Treasury futures	—	(204)	—
Funds withheld embedded derivative	707	(827)	—
Total net gains (losses) on derivative instruments related to funds withheld under reinsurance treaties	764	(1,055)	—
Total net gains (losses) on derivative instruments including derivative instruments related to funds withheld under reinsurance treaties	$(1,876)	$(8,322)	$(6,571)

All of the Company’s trade agreements for freestanding, over-the-counter derivatives, contain credit downgrade provisions that allow a party to assign or terminate derivative transactions if the counterparty’s credit rating declines below an established limit. At December 31, 2021 and 2020, the fair value of the Company’s net non-cleared, over-the-counter derivative assets by counterparty were $1,376 million and $2,185 million, respectively, and held collateral was $1,576 million and $2,124 million, respectively, related to these agreements. At December 31, 2021 and 2020, the fair value of the Company’s net non-cleared, over-the-counter derivative liabilities by counterparty were nil and $13 million, respectively, and provided collateral was nil and $26 million, respectively, related to these agreements. If all of the downgrade provisions had been triggered at December 31, 2021 and 2020, in aggregate, the Company would have had to disburse $200 million and nil, respectively, to counterparties, representing the net fair values of derivatives by counterparty, less collateral held.

Offsetting Assets and Liabilities

The Company’s derivative instruments, repurchase agreements and securities lending agreements are subject to master netting arrangements and collateral arrangements. A master netting arrangement with a counterparty creates a right of offset for amounts due to and due from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company recognizes amounts subject to master netting arrangements on a gross basis within the consolidated balance sheets.

36

The following tables present the gross and net information about the Company’s financial instruments subject to master netting arrangements (in millions):

	December 31, 2021
	Gross Amounts Recognized	Gross Amounts Offset in the Consolidated Balance Sheets	Net Amounts Presented in the Consolidated Balance Sheets
				Gross Amounts Not Offset in the Consolidated Balance Sheets

				Financial Instruments (1)	Cash Collateral	Securities Collateral (2)	Net Amount

Financial Assets:
Freestanding derivative
assets	$1,417	$—	$1,417	$41	$817	$555	$4
Financial Liabilities:
Freestanding derivative
liabilities	$41	$—	$41	$41	$—	$—	$—
Securities loaned	14	—	14	—	14	—	—
Repurchase agreements	1,572	—	1,572	—	—	1,572	—
Total financial liabilities	$1,627	$—	$1,627	$41	$14	$1,572	$—

(1) Represents the amount that could be offset under master netting or similar arrangements that management elects not to offset on the consolidated balance sheets.
(2) Excludes initial margin amounts for exchange-traded derivatives.

	December 31, 2020
	Gross Amounts Recognized	Gross Amounts Offset in the Consolidated Balance Sheets	Net Amounts Presented in the Consolidated Balance Sheets
				Gross Amounts Not Offset in the Consolidated Balance Sheets

				Financial Instruments (1)	Cash Collateral	Securities Collateral (2)	Net Amount

Financial Assets:
Freestanding derivative
assets	$2,220	$—	$2,220	$35	$1,098	$890	$197
Financial Liabilities:
Freestanding derivative
liabilities	$56	$—	$56	$35	$13	$—	$8
Securities loaned	13	—	13	—	13	—	—
Repurchase agreements	1,100	—	1,100	—	—	1,100	—
Total financial liabilities	$1,169	$—	$1,169	$35	$26	$1,100	$8

(1) Represents the amount that could be offset under master netting or similar arrangements that management elects not to offset on the consolidated balance sheets.
(2) Excludes initial margin amounts for exchange-traded derivatives.

In the above tables, the amounts of assets or liabilities presented in the Company’s consolidated balance sheets are offset first by financial instruments that have the right of offset under master netting or similar arrangements with any remaining amount reduced by the amount of cash and securities collateral. The actual amount of collateral may be greater than amounts presented in the tables. The above tables exclude net embedded derivative liabilities of $4,071 million and $7,076 million as of December 31, 2021 and 2020, respectively, as these derivatives are not subject to master netting arrangements. The above tables also exclude the funds withheld embedded derivative liability of $120 million and $827 million at December 31, 2021 and 2020.

37

6.     Fair Value Measurements

Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All financial assets and liabilities measured at fair value are required to be classified into one of the following categories:

Level 1
Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include U.S. Treasury securities and exchange traded equity securities and derivative instruments.

Level 2
Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most debt securities that are model priced using observable inputs are classified within Level 2. Also included are freestanding and embedded derivative instruments that are priced using models with observable market inputs.

Level 3
Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Embedded derivatives that are valued using unobservable inputs are included in Level 3. Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment may be used to determine the Level 3 fair values. Level 3 fair values represent the Company’s best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company determines the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. As a result, both observable and unobservable inputs may be used in the determination of fair values that the Company has classified within Level 3.

The Company determines the fair values of certain financial assets and liabilities based on quoted market prices, where available. The Company may also determine fair value based on estimated future cash flows discounted at the appropriate current market rate. When appropriate, fair values reflect adjustments for counterparty credit quality, the Company’s credit standing, liquidity and risk margins on unobservable inputs.

Where quoted market prices are not available, fair value estimates are made at a point in time, based on relevant market data, as well as the best information about the individual financial instrument. At times, illiquid market conditions may result in inactive markets for certain of the Company’s financial instruments. In such instances, there may be no or limited observable market data for these assets and liabilities. Fair value estimates for financial instruments deemed to be in an illiquid market are based on judgments regarding current economic conditions, liquidity discounts, currency, credit and interest rate risks, loss experience and other factors. These fair values are estimates and involve considerable uncertainty and variability as a result of the inputs selected and may differ materially from the values that would have been used had an active market existed. As a result of market inactivity, such calculated fair value estimates may not be realizable in an immediate sale or settlement of the instrument. In addition, changes in the underlying assumptions used in the fair value measurement technique could significantly affect these fair value estimates.

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The following table summarizes the fair value and carrying value of the Company’s financial instruments (in millions):

	December 31, 2021		December 31, 2020
	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets
Debt securities (1)	$51,453	$51,453	$59,132	$59,132
Equity securities	257	257	175	175
Mortgage loans	11,482	11,910	10,728	11,349
Limited partnerships	2,252	2,252	1,583	1,583
Policy loans (1)	4,474	4,474	4,523	4,523
Freestanding derivative instruments	1,417	1,417	2,220	2,220
Federal Home Loan Bank of Indianapolis ("FHLBI") capital stock	125	125	125	125
Cash and cash equivalents	1,799	1,799	1,853	1,853
GMIB reinsurance recoverable	262	262	340	340
Receivables from affiliates	197	197	229	229
Separate account assets	248,949	248,949	219,063	219,063

Liabilities
Annuity reserves (2)	40,155	49,867	45,394	53,760
Reserves for guaranteed investment contracts (3)	894	923	1,276	1,332
Trust instruments supported by funding agreements (3)	5,986	6,175	8,384	8,702
FHLB funding agreements (3)	1,950	1,938	1,478	1,421
Funds withheld payable under reinsurance treaties (1)	29,007	29,007	31,972	31,972
Long-term debt	494	563	533	624
Securities lending payable	14	14	13	13
Freestanding derivative instruments	41	41	56	56
Repurchase agreements	1,572	1,572	1,100	1,100
FHLB advances	—	—	380	380
Separate account liabilities	248,949	248,949	219,063	219,063
(1) Includes items carried at fair value under the fair value option.
(2) Annuity reserves represent only the components of other contract holder funds and reserves for future policy benefits and claims payable that are considered to be financial instruments.
(3) Included as a component of other contract holder funds on the consolidated balance sheets.

The following is a discussion of the methodologies used to determine fair values of the financial instruments measured on a recurring basis reported in the following tables.

Debt and Equity Securities

The fair values for debt and equity securities are determined using information available from independent pricing services, broker-dealer quotes, or internally derived estimates. Priority is given to publicly available prices from independent sources, when available. Securities for which the independent pricing service does not provide a quotation are either submitted to independent broker-dealers for prices or priced internally. Typical inputs used by these three pricing methods include reported trades, benchmark yields, credit spreads, liquidity premiums and/or estimated cash flows based on default and prepayment assumptions.

As a result of typical trading volumes and the lack of specific quoted market prices for most debt securities, independent pricing services will normally derive the security prices through recently reported trades for identical or similar securities, making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the independent pricing services and broker-dealers may use matrix or pricing model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at relevant market rates. Certain securities are priced using broker-dealer quotes, which may utilize proprietary inputs and models. Additionally, the majority of these quotes are non-binding.

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Included in the pricing of asset-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment assumptions believed to be relevant for the underlying collateral. Actual prepayment experience may vary from these estimates.

Internally derived estimates may be used to develop a fair value for securities for which the Company is unable to obtain either a reliable price from an independent pricing service or a suitable broker-dealer quote. These fair value estimates may incorporate Level 2 and Level 3 inputs and are generally derived using expected future cash flows, discounted at market interest rates available from market sources based on the credit quality and duration of the instrument. For securities that may not be reliably priced using these internally developed pricing models, a fair value may be estimated using indicative market prices. These prices are indicative of an exit price, but the assumptions used to establish the fair value may not be observable or corroborated by market observable information and, therefore, represent Level 3 inputs.

The Company performs an analysis on the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. Examples of procedures performed include, but are not limited to, initial and ongoing review of third-party pricing service methodologies, review of pricing statistics and trends, back testing recent trades and monitoring of trading volumes. In addition, the Company considers whether prices received from independent broker-dealers represent a reasonable estimate of fair value through the use of internal and external cash flow models, which are developed based on spreads and, when available, market indices. As a result of this analysis, if the Company determines there is a more appropriate fair value based upon the available market data, the price received from the third party may be adjusted accordingly.

For those securities that were internally valued at December 31, 2021 and 2020, the pricing model used by the Company utilizes current spread levels of similarly rated securities to determine the market discount rate for the security. Furthermore, appropriate risk premiums for illiquidity and non-performance are incorporated in the discount rate. Cash flows, as estimated by the Company using issuer-specific default statistics and prepayment assumptions, are discounted to determine an estimated fair value.

On an ongoing basis, the Company reviews the independent pricing services’ valuation methodologies and related inputs and evaluates the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy distribution based upon trading activity and the observability of market inputs. Based on the results of this evaluation, each price is classified into Level 1, 2, or 3. Most prices provided by independent pricing services, including broker-dealer quotes, are classified into Level 2 due to their use of market observable inputs.

Limited Partnerships

Fair values for limited partnership interests, which are included in other invested assets, is generally determined using the proportion of the Company’s investment in the value of the net assets of each fund (“NAV equivalent”) as a practical expedient for fair value, and generally, are recorded on a three-month lag. No adjustments to these amounts were deemed necessary at December 31, 2021 and 2020. As a result of using the net asset value per share practical expedient, limited partnership interests are not classified in the fair value hierarchy.

The Company’s limited partnership interests are not redeemable and distributions received are generally the result of liquidation of the underlying assets of the partnerships. The Company generally has the ability under the partnership agreements to sell its interest to another limited partner with the prior written consent of the general partner. In cases when the Company expects to sell the limited partnership interest, the estimated sales price is used to determine the fair value. These limited partnership interests are classified as Level 2 in the fair value hierarchy.

In cases when a limited partnership’s financial statements are unavailable and a NAV equivalent is not available or practical, an internally developed model is used to determine fair value for that fund. These investments are classified as Level 3 in the fair value hierarchy.

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Policy Loans

Policy loans are funds provided to policyholders in return for a claim on the policies values and function like demand deposits which are redeemable upon repayment, death or surrender, and there is only one market price at which the transaction could be settled – the then current carrying value. The funds provided are limited to the cash surrender value of the underlying policy. The nature of policy loans is to have a negligible default risk as the loans are fully collateralized by the value of the policy. Policy loans do not have a stated maturity and the balances and accrued interest are repaid either by the policyholder or with proceeds from the policy. Due to the collateralized nature of policy loans and unpredictable timing of payments, the Company believes the carrying value of policy loans approximates fair value. The reinsurance related component of policy loans at fair value under the fair value option have been classified as Level 3 within the fair value hierarchy.

Freestanding Derivative Instruments

Freestanding derivative instruments are reported at fair value, which reflects the estimated amounts, net of payment accruals, which the Company would receive or pay upon sale or termination of the contracts at the reporting date. Changes in fair value are included in net gains (losses) on derivatives and investments. Freestanding derivatives priced using third party pricing services incorporate inputs that are predominantly observable in the market. Inputs used to value derivatives include, but are not limited to, interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

Freestanding derivative instruments classified as Level 1 include futures, which are traded on active exchanges. Freestanding derivative instruments classified as Level 2 include interest rate swaps, cross currency swaps, cross-currency forwards, credit default swaps, put-swaptions and certain equity index call and put options. These derivative valuations are determined by third-party pricing services using pricing models with inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Freestanding derivative instruments classified as Level 3 include interest rate contingent options that are valued by third-party pricing services utilizing significant unobservable inputs.

Cash and Cash Equivalents

Cash and cash equivalents primarily include money market instruments and bank deposits. Certain money market instruments are valued using unadjusted quoted prices in active markets and are classified as Level 1.

Funds Withheld Payable Under Reinsurance Treaties

The funds withheld payable under reinsurance treaties includes both the funds withheld payable which are held at fair value under the fair value option and the funds withheld embedded derivative liability. The fair value of the funds withheld payable which are held at fair value under the fair value option is equal to the fair value of the assets held as collateral, which primarily consists of policy loans using industry standard valuation techniques. The funds withheld embedded derivative liability is determined based upon a total return swap technique referencing the fair value of the investments held under the reinsurance contract and requires certain significant unobservable inputs. The funds withheld payable which are held at fair value under the fair value option and the funds withheld embedded derivative are considered Level 3 in the fair value hierarchy.

Receivables from Affiliates

The Company’s receivables from affiliates are set equal to the carrying value and are classified as Level 3.

Separate Account Assets

Separate account assets are comprised of investments in mutual funds that transact regularly, but do not trade in active markets as they are not publicly available, and, are categorized as Level 2 assets.

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Variable Annuity Guarantees

Variable annuity contracts issued by the Company offer various guaranteed minimum death, withdrawal, income and accumulation benefits. Certain benefits, including non-life contingent components of GMWB and guaranteed minimum withdrawal benefits for life (“GMWB for Life”), guaranteed minimum accumulation benefits (“GMAB”), and the reinsurance recoverable on the Company’s guaranteed minimum income benefits (“GMIB”), are recorded at fair value. Guaranteed benefits that are not subject to fair value accounting are accounted for as insurance benefits. The Company discontinued offering the GMIB in 2009 and GMAB in 2011.

GMABs and non-life contingent components of GMWB and GMWB for Life contracts are recorded at fair value with changes in fair value recorded in net gains (losses) on derivatives and investments. The fair value of the reserve is based on the expectations of future benefit payments and certain future fees associated with the benefits. At the inception of the contract, the Company attributes to the embedded derivative a portion of rider fees collected from the contract holder, which is then held static in future valuations. Those fees, generally referred to as the attributed fees, are set such that the present value of the attributed fees is equal to the present value of future claims expected to be paid under the guaranteed benefit at the inception of the contract. In subsequent valuations, both the present value of future benefits and the present value of attributed fees are revalued based on current market conditions and policyholder behavior assumptions. The difference between each of the two components represents the fair value of the embedded derivative. Thus, when unfavorable equity market movements cause declines in the contract holder’s account value relative to the guarantee benefit, the valuation of future expected claims would generally increase relative to the measurement performed at the inception of the contract, resulting in an increase in the fair value of the embedded derivative liability (and vice versa).

The Company’s GMIB book is reinsured through an unrelated party, and due to the net settlement provisions of the reinsurance agreement, this contract meets the definition of a derivative. Accordingly, the GMIB reinsurance agreement is recorded at fair value, with changes in fair value recorded in net gains (losses) on derivatives and investments. Due to the inability to economically reinsure or hedge new issues of the GMIB, the Company discontinued offering the benefit in 2009.

Fair values for GMWB, GMWB for Life, and GMAB embedded derivatives, as well as GMIB reinsurance recoverables, are calculated using internally developed models because active, observable markets do not exist for those guaranteed benefits.

The fair value calculation is based on the present value of future cash flows comprised of future expected benefit payments, less future attributed rider fees, over the lives of the contracts. Estimating these cash flows requires numerous estimates and subjective judgments related to capital market inputs, as well as actuarially determined assumptions related to expectations concerning policyholder behavior. Capital market inputs include expected market rates of return, market volatility, correlations of market index returns to funds, fund performance and discount rates. The more significant actuarial assumptions include benefit utilization by policyholders, lapse, mortality, and withdrawal rates. Best estimate assumptions plus risk margins are used as applicable.

At each valuation date, the fair value calculation reflects expected returns based on the greater of LIBOR swap rates and constant maturity treasury rates as of that date to determine the value of expected future cash flows produced in a stochastic process. Volatility assumptions are based on a weighting of available market data for implied market volatility for durations up to 10 years, grading to a historical volatility level by year 15, where such long-term historical volatility levels contain an explicit risk margin. Additionally, non-performance risk is incorporated into the calculation through the use of discount rates based on a blend of yields on similarly-rated peer debt and yields on Jackson Financial debt (adjusted to operating company levels). Risk margins are also incorporated into the model assumptions, particularly for policyholder behavior. Estimates of future policyholder behavior are subjective and are based primarily on the Company’s experience.

As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.

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The use of the models and assumptions described above requires a significant amount of judgment. Management believes the aggregation of each of these components results in an amount that the Company would be required to transfer for a liability, or receive for an asset, to or from a willing buyer or seller, if one existed, for those market participants to assume the risks associated with the guaranteed benefits and the related reinsurance. However, the ultimate settlement amount of the asset or liability, which is currently unknown, could likely be significantly different than this fair value.

Fixed Index Annuities

The fair value of the fixed index annuities embedded option, incorporating such factors as the volatility of returns, the level of interest rates and the time remaining until the option expires, is calculated using the closed form Black-Scholes Option Pricing model or Monte Carlo simulations, as appropriate for the type of option. Additionally, assumed withdrawal rates are used to estimate the expected volume of embedded options that will be realized by policyholders.

RILA

The fair value of the RILA embedded option, incorporating such factors as the volatility of returns, the level of interest rates and the time remaining until the option expires, is calculated using the closed form Black-Scholes Option Pricing model. Additionally, assumed withdrawal rates are used to estimate the expected volume of embedded options that will be realized by policyholders.

Fair Value Option

The Company has elected the fair value option for certain funds withheld assets, which are held as collateral for reinsurance, totaling $3,632 million and $3,622 million at December 31, 2021 and 2020, respectively, as discussed above.

Income and changes in unrealized gains and losses on other assets for which the Company has elected the fair value option are immaterial to the Company’s consolidated financial statements.

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Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following tables summarize the Company’s assets and liabilities that are carried at fair value by hierarchy levels (in millions):

	December 31, 2021
	Total	Level 1	Level 2	Level 3
Assets
Debt securities
U.S. government securities	$4,311	$4,311	$—	$—
Other government securities	1,619	—	1,619	—
Public utilities	6,660	—	6,660	—
Corporate securities	29,254	—	29,254	—
Residential mortgage-backed	554	—	554	—
Commercial mortgage-backed	2,029	—	2,029	—
Other asset-backed securities	7,026	—	7,026	—
Equity securities	257	212	43	2
Limited partnerships (1)	18	—	17	1
Policy loans	3,467	—	—	3,467
Freestanding derivative instruments	1,417	—	1,417	—
Cash and cash equivalents	1,799	1,799	—	—
GMIB reinsurance recoverable	262	—	—	262
Separate account assets	248,949	—	248,949	—
Total	$307,622	$6,322	$297,568	$3,732

Liabilities
Embedded derivative liabilities (2)	$4,071	$—	$1,445	$2,626
Funds withheld payable under reinsurance treaties (3)	3,759	—	—	3,759
Freestanding derivative instruments	41	—	41	—
Total	$7,871	$—	$1,486	$6,385

(1) Excludes $2,234 million of limited partnership investments measured at NAV.

(2) Includes the embedded derivative liabilities of $2,626 million related to GMWB reserves included in reserves for future policy benefits and claims payable, $6 million of RILA and $1,439 million of fixed index annuities, both included in other contract holder funds on the consolidated balance sheets.

(3) Includes the Athene embedded derivative liability of $120 million and funds withheld payable under reinsurance treaties at fair value under the fair value option.

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	December 31, 2020
	Total	Level 1	Level 2	Level 3
Assets
Debt securities
U.S. government securities	$5,120	$5,120	$—	$—
Other government securities	1,697	—	1,697	—
Public utilities	7,249	—	7,249	—
Corporate securities	35,088	—	35,088	—
Residential mortgage-backed	966	—	966	—
Commercial mortgage-backed	3,313	—	3,313	—
Other asset-backed securities	5,699	—	5,699	—
Equity securities	174	149	23	2
Limited partnerships (1)	1	—	—	1
Policy loans	3,454	—	—	3,454
Freestanding derivative instruments	2,220	—	2,220	—
Cash and cash equivalents	1,853	1,853	—	—
GMIB reinsurance recoverable	340	—	—	340
Separate account assets	219,063	—	219,063	—
Total	$286,237	$7,122	$275,318	$3,797

Liabilities
Embedded derivative liabilities (2)	$7,076	$—	$1,484	$5,592
Funds withheld payable under reinsurance treaties (3)	4,453	—	—	4,453
Freestanding derivative instruments	56	—	56	—
Total	$11,585	$—	$1,540	$10,045

(1) Excludes $1,582 million of limited partnership investments measured at NAV.

(2) Includes the embedded derivative liabilities of $5,592 million related to GMWB reserves included in reserves for future policy benefits and claims payable and $1,484 million of fixed index annuities included in other contract holder funds on the consolidated balance sheets.

(3) Includes the Athene embedded derivative liability of $827 million and funds withheld payable under reinsurance treaties at fair value under the fair value option.

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Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

Level 3 Assets and Liabilities by Price Source

The table below presents the balances of Level 3 assets and liabilities measured at fair value with their corresponding pricing sources (in millions):

	December 31, 2021
Assets	Total	Internal	External
Equity securities	$2	$1	$1
Limited partnerships	1	1	—
Policy loans	3,467	3,467	—
GMIB reinsurance recoverable	262	262	—
Total	$3,732	$3,731	$1

Liabilities
Embedded derivative liabilities (1)	$2,626	$2,626	$—
Funds withheld payable under reinsurance treaties (2)	3,759	3,759	—
Total	$6,385	$6,385	$—

(1) Includes the embedded derivative related to GMWB reserves.
(2) Includes the Athene embedded derivative liability of $120 million and funds withheld payable under reinsurance treaties at fair value under the fair value option.

	December 31, 2020
Assets	Total	Internal	External
Equity securities	$2	$1	$1
Limited partnerships	1	1	—
Policy loans	3,454	3,454	—
GMIB reinsurance recoverable	340	340	—
Total	$3,797	$3,796	$1

Liabilities
Embedded derivative liabilities (1)	$5,592	$5,592	$—
Funds withheld payable under reinsurance treaties (2)	4,453	4,453	—
Total	$10,045	$10,045	$—

(1) Includes the embedded derivative related to GMWB reserves.
(2) Includes the Athene embedded derivative liability of $827 million and funds withheld payable under reinsurance treaties at fair value under the fair value option.
External pricing sources for securities represent unadjusted prices from independent pricing services and independent indicative broker quotes where pricing inputs are not readily available.

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Quantitative Information Regarding Internally-Priced Level 3 Assets and Liabilities

The table below presents quantitative information on significant internally-priced Level 3 assets and liabilities (in millions):

As of December 31, 2021
	Fair Value	Valuation Technique(s)	Significant Unobservable Input(s)	Assumption or Input Range	Impact of Increase in Input on Fair Value
Assets
GMIB reinsurance recoverable	$262	Discounted cash flow	Mortality(1)	0.01% - 23.42%	Decrease
			Lapse(2)	3.30% - 9.00%	Decrease
			Utilization(3)	0.00% - 20.00%	Increase
			Withdrawal(4)	3.75% - 4.50%	Increase
			Nonperformance risk(5)	0.11% - 1.50%	Decrease
			Long-term Equity Volatility(6)	18.50% - 22.06%	Increase

Liabilities
Embedded derivative liabilities	$2,626	Discounted cash flow	Mortality(1)	0.04% - 21.45%	Decrease
			Lapse(2)	0.20% - 30.90%	Decrease
			Utilization(3)	5.00% - 100.00%	Increase
			Withdrawal(4)	58.00% - 97.00%	Increase
			Nonperformance risk(5)	0.11% - 1.50%	Decrease
			Long-term Equity Volatility(6)	18.50% - 22.06%	Increase

(1)    Mortality rates vary by attained age, tax qualification status, GMWB benefit election, and duration. The range displayed reflects ages from the minimum issue age for the benefit through age 95, which corresponds to the typical maturity age. A mortality improvement assumption is also applied.
(2)     Base lapse rates vary by contract-level factors, such as product type, surrender charge schedule and optional benefits election. Lapse rates are further adjusted based on the degree to which a guaranteed benefit is in-the-money, with lower lapse applying when contracts are more in-the-money. Lapse rates are also adjusted to reflect lower lapse expectations when GMWB benefits are utilized.
(3)     The utilization rate represents the expected percentage of contracts that will utilize the benefit through annuitization (GMIB) or commencement of withdrawals (GMWB). Utilization may vary by benefit type, attained age, duration, tax qualification status, benefit provision, and degree to which the guaranteed benefit is in-the-money.
(4)     The withdrawal rate represents the utilization rate of the contract’s free partial withdrawal provision (GMIB) or the percentage of annual withdrawal assumed relative to the maximum allowable withdrawal amount (GMWB). Withdrawal rates on contracts with a GMIB vary based on the product type and duration. Withdrawal rates on contracts with a GMWB vary based on attained age, tax qualification status, GMWB type and GMWB benefit provisions.
(5)    Nonperformance risk spread varies by duration.
(6)    Long-term equity volatility represents the equity volatility beyond the period for which observable equity volatilities are available.

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As of December 31, 2020
	Fair Value	Valuation Technique(s)	Significant Unobservable Input(s)	Assumption or Input Range	Impact of Increase in Input on Fair Value
Assets
GMIB reinsurance recoverable	$340	Discounted cash flow	Mortality(1)	0.01% - 23.52%	Decrease
			Lapse(2)	3.30% - 9.20%	Decrease
			Utilization(3)	0.00% - 20.00%	Increase
			Withdrawal(4)	3.75% - 4.50%	Increase
			Nonperformance risk(5)	0.33% - 1.57%	Decrease
			Long-term Equity Volatility(6)	18.50% - 22.47%	Increase

Liabilities
Embedded derivative liabilities	$5,592	Discounted cash flow	Mortality(1)	0.04% - 21.53%	Decrease
			Lapse(2)	0.20% - 30.30%	Decrease
			Utilization(3)	5.00% - 100.00%	Increase
			Withdrawal(4)	56.00% - 95.00%	Increase
			Nonperformance risk(5)	0.33% - 1.57%	Decrease
			Long-term Equity Volatility(6)	18.50% - 22.47%	Increase
(1)    Mortality rates vary by attained age, tax qualification status, GMWB benefit election, and duration. The range displayed reflects ages from the minimum issue age for the benefit through age 95, which corresponds to the typical maturity age. A mortality improvement assumption is also applied.
(2)     Base lapse rates vary by contract-level factors, such as product type, surrender charge schedule and optional benefits election. Lapse rates are further adjusted based on the degree to which a guaranteed benefit is in-the-money, with lower lapse applying when contracts are more in-the-money. Lapse rates are also adjusted to reflect lower lapse expectations when GMWB benefits are utilized.
(3)     The utilization rate represents the expected percentage of contracts that will utilize the benefit through annuitization (GMIB) or commencement of withdrawals (GMWB). Utilization may vary by benefit type, attained age, duration, tax qualification status, benefit provision, and degree to which the guaranteed benefit is in-the-money.
(4)     The withdrawal rate represents the utilization rate of the contract’s free partial withdrawal provision (GMIB) or the percentage of annual withdrawal assumed relative to the maximum allowable withdrawal amount (GMWB). Withdrawal rates on contracts with a GMIB vary based on the product type and duration. Withdrawal rates on contracts with a GMWB vary based on attained age, tax qualification status, GMWB type and GMWB benefit provisions.
(5)    Nonperformance risk spread varies by duration.
(6)    Long-term equity volatility represents the equity volatility beyond the period for which observable equity volatilities are available.

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Sensitivity to Changes in Unobservable Inputs

The following is a general description of sensitivities of significant unobservable inputs and their impact on the fair value measurement for the assets and liabilities reflected in the tables above.

At both December 31, 2021 and 2020, securities of $2 million are fair valued using techniques incorporating unobservable inputs and are classified in Level 3 of the fair value hierarchy. For these assets, their unobservable inputs and ranges of possible inputs do not materially affect their fair valuations and have been excluded from the quantitative information in the tables above.

Policy loans that support funds withheld reinsurance agreements that are held at fair value under the fair value option on the Company’s consolidated balance sheet are excluded from the tables above. These policy loans do not have a stated maturity and the balances, plus accrued investment income, are repaid either by the policyholder or with proceeds from the policy. Due to the collateralized nature of policy loans and unpredictable timing of payments, the Company believes the carrying value of policy loans, which includes accrued investment income, approximates fair value and have been classified as Level 3 within the fair value hierarchy.

Funds withheld payable under reinsurance treaties, for funds withheld payable held at fair value under the fair value option and the Athene embedded derivative, are excluded from the tables above. The fair value of Funds withheld payable under reinsurance treaties, excluding the Athene embedded derivative, is determined based upon the fair value of the investments held by the Company related to the Company’s funds withheld payable under reinsurance treaties. The Athene embedded derivative utilizes a total return swap technique which incorporates the fair value of the invested assets supporting the reinsurance agreement as a component of the valuation. As a result, these valuations for the funds withheld payable under reinsurance treaties and the Athene embedded derivative require certain significant inputs which are generally not observable and, accordingly, the valuation is considered Level 3 in the fair value hierarchy.

The GMIB reinsurance recoverable fair value calculation is based on the present value of future cash flows comprised of future expected reinsurance benefit receipts, less future attributed premium payments to reinsurers, over the lives of the contracts. Estimating these cash flows requires actuarially determined assumptions related to expectations concerning policyholder behavior and long-term market volatility. The more significant policyholder behavior actuarial assumptions include benefit utilization, fund allocation, lapse, and mortality.

Embedded derivative liabilities classified in Level 3 represent the fair value of guaranteed minimum withdrawal benefits (“GMWB”) and guaranteed minimum accumulation benefits (“GMAB”) liabilities. These fair value calculations are based on the present value of future cash flows comprised of future expected benefit payments, less future attributed rider fees, over the lives of the contracts. Estimating these cash flows requires actuarially determined assumptions related to expectations concerning policyholder behavior and long-term market volatility. The more significant policyholder behavior actuarial assumptions include benefit utilization, fund allocation, lapse, and mortality.

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The tables below provide rollforwards for 2021 and 2020 of the financial instruments for which significant unobservable inputs (Level 3) are used in the fair value measurement. Gains and losses in the tables below include changes in fair value due partly to observable and unobservable factors. The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instruments hedging the related risks may not be classified within the same fair value hierarchy level as the associated assets and liabilities. Therefore, the impact of the derivative instruments reported in Level 3 may vary significantly from the total income effect of the hedged instruments.

			Total Realized/Unrealized Gains (Losses) Included in
					Purchases,
		Fair Value			Sales,	Transfers	Fair Value
		as of		Other	Issuances	in and/or	as of
		January 1,	Net	Comprehensive	and	(out of)	December 31,
December 31, 2021		2021	Income	Income	Settlements	Level 3	2021
Assets
	Equity securities	2	—	—	—	—	2
	Limited partnerships	1	—	—	—	—	1
	GMIB reinsurance recoverable	340	(78)	—	—	—	262
	Policy loans	3,454	(2)	—	15	—	3,467

Liabilities
	Embedded derivative liabilities	$(5,592)	$2,966	$—	$—	$—	$(2,626)
	Funds withheld payable under reinsurance treaties	(4,453)	708	—	(14)	—	(3,759)

			Total Realized/Unrealized Gains (Losses) Included in
					Purchases,
		Fair Value			Sales,	Transfers	Fair Value
		as of		Other	Issuances	in and/or	as of
		January 1,	Net	Comprehensive	and	(out of)	December 31,
December 31, 2020		2020	Income	Income	Settlements	Level 3	2020
Assets
	Debt securities
	Other asset-backed securities	$—	$—	$(1)	$—	$1	$—
	Equity securities	12	(10)	—	—	—	2
	Limited partnerships	1	—	—	—	—	1
	GMIB reinsurance recoverable	302	38	—	—	—	340
	Policy loans	3,586	(2)	—	(130)	—	3,454

Liabilities
	Embedded derivative liabilities	$(2,790)	$(2,802)	$—	$—	$—	$(5,592)
	Funds withheld payable under reinsurance treaties	(3,760)	(674)	—	(19)	—	(4,453)

50

The components of the amounts included in purchases, sales, issuances and settlements for the years ended December 31, 2021 and 2020 shown above are as follows (in millions):

December 31, 2021	Purchases	Sales	Issuances	Settlements	Total
Assets
Policy loans	$—	$—	$261	$(246)	$15

Liabilities
Funds withheld payable under reinsurance treaties	$—	$—	$(468)	$454	$(14)

December 31, 2020	Purchases	Sales	Issuances	Settlements	Total
Assets
Policy loans	$—	$—	$271	$(401)	$(130)

Liabilities
Funds withheld payable under reinsurance treaties	$—	$—	$(760)	$741	$(19)

In 2021 and 2020, there were no transfers from Level 3 to NAV equivalent. In 2021 and 2020, there were no transfers from Level 3 to Level 2. In 2021 and 2020, there were nil million and $1 million transfers from Level 2 to Level 3, respectively.

The portion of gains (losses) included in net income or other comprehensive income ("OCI") attributable to the change in unrealized gains and losses on Level 3 financial instruments still held was as follows (in millions):

	Year Ended December 31,
	2021		2020
	Included in Net Income	Included in OCI	Included in Net Income	Included in OCI
Assets
Debt securities
Other asset-backed securities	$—	$—	$(1)	$—
Equity securities	—	—	(10)	—
GMIB reinsurance recoverable	(78)	—	38	—
Policy loans	(2)	—	—	—

Liabilities
Embedded derivative liabilities	$2,966	$—	$(2,802)	$—
Funds withheld payable under reinsurance treaties	708	—	826	—

51

Fair Value of Financial Instruments Carried at Other Than Fair Value

The following is a discussion of the methodologies used to determine fair values of the financial instruments measured on a nonrecurring basis reported in the following table.

Mortgage Loans

Fair values are generally determined by discounting expected future cash flows at current market interest rates, inclusive of a credit spread, for similar quality loans. For loans whose value is dependent upon the underlying property, fair value is determined to be the estimated value of the collateral. Certain characteristics considered significant in determining the spread or collateral value may be based on internally developed estimates. As a result, these investments have been classified as Level 3 within the fair value hierarchy.

Policy Loans

Policy loans are funds provided to policyholders in return for a claim on the policies values and function like demand deposits which are redeemable upon repayment, death or surrender, and there is only one market price at which the transaction could be settled – the then current carrying value. The funds provided are limited to the cash surrender value of the underlying policy. The nature of policy loans is to have a negligible default risk as the loans are fully collateralized by the value of the policy. Policy loans do not have a stated maturity and the balances and accrued interest are repaid either by the policyholder or with proceeds from the policy. Due to the collateralized nature of policy loans and unpredictable timing of payments, the Company believes the carrying value of policy loans approximates fair value. The non-reinsurance related component of policy loans have been classified as Level 3 within the fair value hierarchy.

FHLBI Capital Stock

FHLBI capital stock, which is included in other invested assets, can only be sold to FHLBI at a constant price of $100 per share. Due to the lack of valuation uncertainty, the investment has been classified as Level 1.

Other Contract Holder Funds

Fair values for immediate annuities without mortality features are derived by discounting the future estimated cash flows using current market interest rates for similar maturities. Fair values for deferred annuities, including the fixed option on variable annuities, fixed annuities, fixed index annuities and RILAs, are determined using projected future cash flows discounted at current market interest rates.

Fair values for guaranteed investment contracts are based on the present value of future cash flows discounted at current market interest rates.

Fair values for trust instruments supported by funding agreements are based on the present value of future cash flows discounted at current market interest rates.

Fair values of the FHLB funding agreements are based on the present value of future cash flows discounted at current market interest rates.

Funds Withheld Payable Under Reinsurance Treaties

The fair value of the funds withheld payable is equal to the fair value of the assets held as collateral, which primarily consists of bonds, mortgages, limited partnerships, and cash and cash equivalents. The fair value of the assets generally use industry standard valuation techniques as described above and the funds withheld payable components are valued consistent with the assets in the fair value hierarchy.

52

Debt

Fair values for the Company’s surplus notes and long-term debt are generally determined by prices obtained from independent broker dealers or discounted cash flow models. Such prices are derived from market observable inputs and are classified as Level 2. The Squire Surplus Note is set equal to the carrying value and is classified as Level 3.

Securities Lending Payable

The Company’s securities lending payable is set equal to the cash collateral received. Due to the short-term nature of the loans, carrying value is a reasonable estimate of fair value and is classified as Level 2.

FHLB Advances

Carrying value of the Company’s FHLB advances, which are included in other liabilities, is considered a reasonable estimate of fair value due to their short-term maturities and are classified as Level 2.

Repurchase Agreements

Carrying value of the Company’s repurchase agreements is considered a reasonable estimate of fair value due to their short-term maturities and are classified as Level 2.

Separate Account Liabilities

The values of separate account liabilities are set equal to the values of separate account assets, which are comprised of investments in mutual funds that transact regularly, but do not trade in active markets as they are not publicly available, and, are categorized as Level 2.

53

The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value (in millions).

	December 31, 2021
		Fair Value
	Carrying Value	Total	Level 1	Level 2	Level 3
Assets
Mortgage loans	$11,482	$11,910	$—	$—	$11,910
Policy loans	1,007	1,007	—	—	1,007
FHLBI capital stock	125	125	125	—	—
Receivables from affiliates	197	197	—	—	197

Liabilities
Annuity reserves (1)	$36,084	$45,796	$—	$—	$45,796
Reserves for guaranteed investment contracts (2)	894	923	—	—	923
Trust instruments supported by funding agreements (2)	5,986	6,175	—	—	6,175
FHLB funding agreements (2)	1,950	1,938	—	—	1,938
Funds withheld payable under reinsurance treaties (3)	24,533	24,533	537	19,127	4,869
Debt	494	563	—	386	177
Securities lending payable	14	14	—	14	—
FHLB advances	—	—	—	—	—
Repurchase agreements	1,572	1,572	—	1,572	—
Separate Account Liabilities (4)	248,949	248,949	—	248,949	—

	December 31, 2020
		Fair Value
	Carrying Value	Total	Level 1	Level 2	Level 3
Assets
Mortgage loans	$10,728	$11,349	$—	$—	$11,349
Policy loans	1,069	1,069	—	—	1,069
FHLBI capital stock	125	125	125	—	—
Receivables from affiliates	229	229	—	—	229

Liabilities
Annuity reserves (1)	$38,318	$46,684	$—	$—	$46,684
Reserves for guaranteed investment contracts (2)	1,276	1,332	—	—	1,332
Trust instruments supported by funding agreements (2)	8,384	8,702	—	—	8,702
FHLB funding agreements (2)	1,478	1,421	—	—	1,421
Funds held under reinsurance treaties	27,519	27,519	432	23,972	3,115
Debt	533	623	—	412	211
Securities lending payable	13	13	—	13	—
FHLB advances	380	380	—	380	—
Repurchase agreements	1,100	1,100	—	1,100	—
Separate Account Liabilities (4)	219,063	219,063	—	219,063	—

(1) Annuity reserves represent only the components of other contract holder funds that are considered to be financial instruments.
(2) Included as a component of other contract holder funds on the consolidated balance sheets.
(3) Excludes $715 million of limited partnership investments measured at NAV at December 31, 2021.
(4) The values of separate account liabilities are set equal to the values of separate account assets.
54

7.    Deferred Acquisition Costs and Deferred Sales Inducements

Deferred Acquisition Costs

Under current accounting guidance, certain costs that are directly related to the successful acquisition of new or renewal insurance business are capitalized as deferred acquisition costs. These costs primarily pertain to commissions and certain costs associated with policy issuance and underwriting. All other acquisition costs are expensed as incurred.

Deferred acquisition costs are increased by interest thereon and amortized into income in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits, including net gains (losses) on derivatives and investments, for annuities and interest-sensitive life products. Due to volatility of certain factors that affect gross profits, including net gains (losses) on derivatives and investments, amortization may be a benefit or a charge in any given period. In the event of negative amortization, the related deferred acquisition cost balance is capped at the initial amount capitalized, plus interest. Unamortized deferred acquisition costs are written off when a contract is internally replaced and substantially changed. Deferred acquisition costs are reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amounts. The Company’s accounting policy includes reinsurance balances when evaluating recoverability of deferred acquisition costs. Any amount deemed unrecoverable is written off with a charge through deferred acquisition costs amortization. Other than the amounts related to the Athene Reinsurance Transaction in 2020 noted below, no such write-offs were required for 2021, 2020, and 2019.

As available-for-sale debt securities are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. This adjustment, along with the change in net unrealized gains (losses) on available-for-sale debt securities, net of applicable tax, is credited or charged directly to equity as a component of other comprehensive income. At December 31, 2021 and 2020, deferred acquisition costs decreased by $60 million and $140 million, respectively, to reflect this adjustment.

For variable annuity business, the Company employs a mean reversion methodology that is applied with the objective of adjusting the amortization of deferred acquisition costs that would otherwise be highly volatile due to fluctuations in the level of future gross profits arising from changes in equity market levels. The mean reversion methodology achieves this objective by applying a dynamic adjustment to the assumption for short-term future investment returns. Under this methodology, the projected returns for the next five years are set such that, when combined with the actual returns for the current and preceding two years, the average rate of return over the eight-year period is 7.15% for 2021 and 2020, after external investment management fees. The mean reversion methodology does, however, include a cap and a floor of 15% and 0% per annum, respectively, on the projected return for each of the next five years. At December 31, 2021 and 2020, projected returns under mean reversion were within the range bound by the 15% cap and 0% floor. At both December 31, 2021 and 2020, projected returns after the next five years were set at 7.15%.

The Company evaluated the recoverability of previously established deferred acquisition cost assets in accordance with ASC 944-30-35-22. The Company determined it was appropriate to immediately write-off the remaining deferred acquisition costs on the business reinsured to Athene as no future profits will be recognized on this business at this aggregated level of recoverability testing. Accordingly, amortization of deferred acquisition costs for the year ended December 31, 2020 included a write-off of $626 million, related to the blocks of fixed and fixed index annuity business, as a result of the Athene transaction.

The balances of, and changes, in deferred acquisition costs were as follows (in millions):

	Years Ended December 31,
	2021	2020	2019
Balance, beginning of period	$13,897	$12,334	$11,067
Deferrals of acquisition costs	789	739	796
Amortization	(519)	534	1,003
Unrealized investment (gains) losses	79	290	(532)
Balance, end of period	14,246	13,897	12,334
55

Actuarial Assumption Changes (Unlocking)

Annually, or as circumstances warrant, the Company conducts a comprehensive review of the assumptions used for its estimates of future gross profits underlying the amortization of deferred acquisition costs and deferred sales inducements, as well as the valuation of the embedded derivatives and reserves for life insurance and annuity products with living benefit and death benefit guarantees. These assumptions include, but may not be limited to, policyholder behavior, mortality rates, expenses, projected hedging costs, investment returns and policy crediting rates. Based on this review, the cumulative balances of deferred acquisition costs, deferred sales inducements and life and annuity guaranteed benefit reserves are adjusted with a corresponding benefit or charge to net income.

Deferred Sales Inducements

Certain sales inducement costs that are directly related to the successful acquisition of new or renewal insurance business are capitalized as deferred sales inducement costs. Bonus interest on deferred fixed annuities and contract enhancements on fixed index annuities and variable annuities are capitalized as deferred sales inducements and included in other assets. Deferred sales inducements (“DSI”) are increased by interest thereon and amortized into income in proportion to estimated gross profits, including net gains (losses) on derivatives and investments. Deferred sales inducements are reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amounts. Any amount deemed unrecoverable is written off with a charge through deferred sales inducements amortization. Other than the amounts related to the Athene Reinsurance Transaction in 2020 noted below, no such write-offs were required for 2021, 2020, and 2019.

The Company evaluated the recoverability of previously established deferred acquisition costs and deferred sales inducement assets in accordance with ASC 944-30-35-22. The Company determined it was appropriate to immediately write-off the remaining deferred acquisition costs and deferred sales inducement costs on the business reinsured to Athene as no future profits will be recognized on this business at this aggregated level of recoverability testing. Accordingly, amortization of deferred sales inducement costs for the year ended December 31, 2020 included a write-off of $138 million, related to the blocks of fixed and fixed index annuity business, as a result of the Athene transaction.

The balances of and changes in deferred sales inducements, which are reported in other assets, were as follows (in millions):

	Years Ended December 31,
	2021	2020	2019
Balance, beginning of year	$1	$54	$145
Deferrals of sales inducements	1	3	11
Amortization	(2)	(144)	(22)
Unrealized investment losses (gains)	1	88	(80)
Balance, end of year	1	1	54
56

8.     Reinsurance

The Company assumes and cedes reinsurance from and to other insurance companies in order to limit losses from large exposures. However, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The Company reinsures certain of its risks to other reinsurers under a coinsurance, modified coinsurance, or yearly renewable term basis. The Company regularly monitors the financial strength ratings of its reinsurers.

The Company has also acquired certain lines of business that are wholly ceded to non-affiliates. These include both direct and assumed accident and health business, direct and assumed life insurance business, and certain institutional annuities.

The Company’s GMIBs are reinsured with an unrelated party and due to the net settlement provisions of the reinsurance agreement, meet the definition of a derivative. Accordingly, the GMIB reinsurance agreement is recorded at fair value on the Company’s consolidated balance sheets, with changes in fair value recorded in net gains (losses) on derivatives and investments. GMIB reinsured benefits are subject to aggregate annual claim limits. Deductibles also apply on reinsurance of GMIB business issued since March 1, 2005. The Company discontinued offering the GMIB in 2009.

At December 31, 2021 and 2020, the Company had an ACL of $12 million and $13 million, respectively, on its reinsurance recoverables, which are reported net of ACL on the consolidated balance sheets. The ACL considers the credit quality of the reinsurer and is generally determined based on probability of default and loss given default assumptions, after considering any applicable collateral arrangements. Additions to or releases of the allowance were reported in death, other policyholder benefits, and changes in reserves, net of deferrals in the consolidated income statements.

Reinsurance and Funds Withheld Payable Under Reinsurance Treaties

Ceded reinsurance agreements are reported on a gross basis on the Company’s consolidated balance sheets as an asset for amounts recoverable from reinsurers or as a component of other assets or liabilities for amounts, such as premiums, owed to or due from reinsurers. Reinsurance assumed and ceded premiums and benefits paid or provided are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premium income and benefit expenses are reported net of reinsurance assumed and ceded.

Athene Reinsurance

On June 18, 2020, the Company announced that it had entered into a funds withheld coinsurance agreement with Athene effective June 1, 2020 to reinsure on 100% quota share basis, a block of Jackson’s in-force fixed and fixed index annuity product liabilities in exchange for a $1.2 billion ceding commission, which was subject to a post-closing adjustment.

The coinsurance with funds withheld agreement required the Company to establish a segregated account in which the investments supporting the ceded obligations are maintained. While the economic benefits of the investments flow to Athene, the Company retains physical possession and legal ownership of the investments supporting the reserves. Upon closing of the transaction, the Company placed investments into the segregated account with a statutory book value of $25.6 billion. The investments maintained in the segregated account are valued at statutory carrying value for purposes of determining periodic settlement amounts under the coinsurance agreement. The investments in the segregated account are subject to an investment management agreement between the Company and Apollo Insurance Solutions Group LP (“Apollo”), an Athene affiliate. Apollo management fees, which are calculated and paid monthly in arrears, are paid directly from the funds withheld agreement, administered by Athene. These payments were $104 million, $60 million, and nil during the years ended December 31, 2021, 2020 and 2019, associated with these services. Further, the investments in the segregated account are not available to settle any policyholder obligations other than those specifically covered by the coinsurance agreement and are not available to settle obligations to general creditors of the Company. The profit and loss with respect to obligations ceded to Athene are included in periodic net settlements pursuant to the coinsurance agreement. To further support its obligations under the coinsurance agreement, Athene procured $1.2 billion in letters of credit for the Company’s benefit and established a trust account for the Company’s benefit, which had a book value of approximately $313 million at December 31, 2021. In September 2020, the post-closing settlement resulted in ceded premium of $6 million and a decrease of $29 million in ceding commission.

57

As a result of this transaction, the Company evaluated the recoverability of previously established deferred acquisition costs, deferred sales inducement assets, and of cost of reinsurance assets in accordance with ASC 944-30-35-22. The Company’s accounting policy includes reinsurance balances when evaluating recoverability of DAC and DSI. Accordingly, the Company determined it was appropriate to immediately write-off the remaining DAC, DSI and the cost of reinsurance on the business reinsured to Athene as no future profits will be recognized on this business at this aggregated level of recoverability testing.

The following table summarizes the impact of the Athene transaction on the consolidated income statements (in millions):

December 31, 2020
Contractual ceding commission	$1,202
Cost of reinsurance write-off (1)	(2,520)
DAC and DSI write-off	(764)
Total pretax loss on Athene Reinsurance Transaction	$(2,082)
(1) Cost of reinsurance reflects the net impact of the fair value of assets of $30.1 billion and ceded reserves of $27.6 billion.

Pursuant to the Athene coinsurance agreement, the Company holds certain assets as collateral. At December 31, 2021 and 2020, assets held as collateral in the segregated custody account were $25.4 billion and $28.3 billion, respectively.

Swiss Re Reinsurance

The Company has three retrocession reinsurance agreements (“retro treaties”) with Swiss Reinsurance Company Ltd. (“SRZ”). Pursuant to these retro treaties, the Company ceded to SRZ on a 100% coinsurance basis, subject to pre-existing reinsurance with other parties, certain blocks of business.

As a result, the Company holds certain assets, primarily in the form of policy loans and debt securities, as collateral for the reinsurance recoverable. Investment income and net gains (losses) on derivatives and investments earned on assets held as collateral are paid by the Company to the reinsurer, pursuant to the terms of the agreements. Investment income and net gains (losses) on derivatives and investments are reported net of net gains (losses) on derivatives and investments on funds withheld payable under reinsurance treaties, with no net impact on the Company’s consolidated income statements.

The Company elected the fair value option for assets which are held as collateral for reinsurance, as well as the related established funds withheld payable as further described below. The value of the funds withheld payable is equal to the fair value of the assets held as collateral.

The income credited to reinsurers on the funds withheld payable for the reinsurance agreements is based on the income earned on those assets, which results in an embedded derivative (total return swap). However, for the funds withheld payable, the changes in fair value reported in net gains (losses) on derivatives and investments. Accordingly, the embedded derivative is not bifurcated or separately valued.

58

The following assets and liabilities were held in support of reserves associated with the Company’s funds withheld reinsurance agreements and were reported in the respective financial statement line items in the consolidated balance sheets (in millions):

	December 31,
	2021	2020
Assets
Debt securities, available-for-sale	$19,094	$24,474
Debt securities, at fair value under the fair value option	164	168
Equity securities	116	42
Mortgage loans	4,739	2,986
Policy loans	3,483	3,471
Freestanding derivative instruments, net	37	(13)
Other invested assets	715	125
Cash and cash equivalents	438	394
Accrued investment income	162	190
Other assets and liabilities, net	(56)	23
Total assets (1)	$28,892	$31,860

Liabilities
Funds held under reinsurance treaties (2)	$29,007	$31,972
Total liabilities	$29,007	$31,972
(1)     Certain assets are reported at amortized cost while the fair value of those assets is reported in the embedded derivative in the funds withheld liability.
(2)     Includes funds withheld embedded derivative of $120 million and $827 million at December 31, 2021 and 2020, respectively.

The sources of income related to funds withheld under reinsurance treaties reported in net investment income in the consolidated income statements were as follows (in millions):

	Years Ended December 31,
	2021	2020	2019
Debt securities	$762	$490	$8
Equity securities	5	2	—
Mortgage loans	179	51	—
Policy loans	314	315	321
Limited partnerships	35	—	—
Other investment income	—	—	1
Total investment income on funds withheld assets	1,295	858	330
Other investment expenses on funds withheld assets (1)	(107)	(66)	—
Total net investment income on funds withheld reinsurance treaties	$1,188	$792	$330

(1)     Includes management fees.

59

The gains and losses on funds withheld reinsurance treaties as a component of net gains (losses) on derivatives and investments in the consolidated income statements were as follows (in millions):

	Years Ended December 31,
	2021	2020	2019
Available-for-sale securities
Realized gains on sale	$536	$2,074	$—
Realized losses on sale	(52)	(12)	—
Credit loss expense	(1)	—	—
Gross impairments	—	(2)	—
Credit loss expense on mortgage loans	23	(47)	—
Other	(29)	4	—
Net gains (losses) on non-derivative investments	477	2,017	—
Net gains (losses) on derivative instruments	58	(228)	—
Net gains (losses) on funds withheld payable under reinsurance treaties (1)	(556)	(1,349)	(330)
Total net gains (losses) on derivatives and investments	$(21)	$440	$(330)

(1) Includes the Athene embedded derivative gain (loss) of $707 million and $(827) million for the years ended December 31, 2021 and 2020, respectively.

While the economic benefits of the funds withheld assets flow to the respective reinsurers, the Company retains physical possession and legal ownership of the investments supporting the reserves. Net investment income and net gains (losses) on derivatives and investments related to the funds withheld assets are included in periodic settlements under the reinsurance agreements which results in the flow of returns on the assets to the reinsurers. Net gains (losses) on the funds withheld assets are increased or decreased by changes in the embedded derivative liability related to the Athene Reinsurance Agreement and also include (i) changes in the related funds withheld payable and (ii) amortization of the basis difference between book value and fair value of the investments as of the effective date of the reinsurance agreements.

The effect of reinsurance on premiums and benefits was as follows (in millions):

	Years Ended December 31,
	2021	2020	2019
Premiums
Direct	$392	$309	$558
Assumed	42	47	456
Ceded	(327)	(226)	(477)
Total premium	$107	130	537

Benefits
Direct	$1,381	$1,481	$1,403
Assumed	876	749	794
Ceded	(861)	(663)	(662)
Change in reserves, net of reinsurance	(504)	(332)	$(105)
Total benefits	$892	$1,235	$1,430

60

Components of the Company’s reinsurance recoverable were as follows (in millions):

	December 31,
	2021	2020
Reserves:
Life	$5,845	$5,981
Accident and health	547	569
Guaranteed minimum income benefits	262	340
Other annuity benefits (1)	25,633	27,544
Claims liability and other	882	877
Total	$33,169	$35,311
(1)     Other annuity benefits primarily attributable to fixed and fixed index annuities reinsured with Athene.

9.    Reserves for Future Policy Benefits and Claims Payable and Other Contract Holder Funds

For traditional life insurance contracts, which include term and whole life, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date or acquisition date as to mortality, interest, lapse and expenses, plus provisions for adverse deviations. These assumptions are not unlocked unless the reserve is determined to be deficient. Interest rate assumptions range from 2.5% to 6.0%. Lapse, mortality, and expense assumptions for recoverability are based primarily on Company experience. The Company’s liability for future policy benefits also includes net liabilities for guaranteed benefits related to certain nontraditional long-duration life and annuity contracts, which are further discussed in Note 10.

Group payout annuities consist of a closed block of defined benefit annuity plans. The liability for future benefits for these limited payment contracts is calculated using assumptions as of the acquisition date as to mortality and expense plus provisions for adverse deviation.

In conjunction with a prior acquisition, the Company recorded a fair value adjustment at acquisition related to certain annuity and interest sensitive liability blocks of business to reflect the cost of the interest guarantees within the in-force liabilities, based on the difference between the guaranteed interest rate and an assumed new money guaranteed interest rate at acquisition. This adjustment was recorded in reserves for future policy benefits and claims payable. This reserve is reassessed at the end of each period, taking into account changes in the in-force block. Any resulting change in the reserve is recorded as a change in policy reserve through the consolidated income statements.

The following table sets forth the Company’s reserves for future policy benefits and claims payable balances (in millions):

	December 31,
	2021	2020
Traditional life	$4,203	$4,540
Guaranteed benefits (1)	5,477	8,509
Claims payable	1,024	1,089
Accident and health	1,204	1,257
Group payout annuities	4,895	5,220
Other	814	857
Total	$17,617	$21,472
(1)     Primarily includes the embedded derivative liabilities related to the GMWB reserve.

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The following table sets forth the Company’s liabilities for other contract holder funds balances (in millions):

	December 31,
	2021	2020
Interest-sensitive life	$11,570	$11,836
Variable annuity fixed option	10,030	10,609
RILA (1)	110	—
Fixed annuity	15,583	16,501
Fixed index annuity (2)	13,333	14,209
GICs, funding agreements and FHLB advances	8,830	11,138
Total	$59,456	$64,293
(1) Includes the embedded derivative liabilities related RILA of $6 million and nil at December 31, 2021 and 2020, respectively.
(2) Includes the embedded derivative liabilities related to fixed index annuity of $1,439 million and $1,484 million at December 31, 2021 and 2020, respectively.

For interest-sensitive life contracts, liabilities approximate the policyholder’s account value, plus the remaining balance of the fair value adjustment related to previously acquired business, which is further discussed below. The liability for fixed index annuities and registered index linked annuities is based on three components, 1) the imputed value of the underlying guaranteed host contract, 2) the fair value of the embedded option component of the contract, and 3) the liability for guaranteed benefits related to the optional lifetime income rider. For fixed annuities, variable annuity fixed option, and other investment contracts, as included in the above table, the liability is the account value, plus the unamortized balance of the fair value adjustment related to previously acquired business. For payout annuities, as included in the above table, reserves are determined under the methodology for limited-payment contracts (for those with significant life contingencies) or using a constant yield method and assumptions as of the issue date for mortality, interest rates, lapse and expenses plus provisions for adverse deviations. At December 31, 2021, the Company had interest sensitive life business with minimum guaranteed interest rates ranging from 2.5% to 6.0% with a 4.68% average guaranteed rate and fixed interest rate annuities with minimum guaranteed rates ranging from 1.0% to 5.5% and a 2.02% average guaranteed rate.

At December 31, 2021 and 2020, approximately 94% and 95%, respectively, of the Company’s annuity account values correspond to crediting rates that are at the minimum guaranteed interest rates.
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The following tables show the distribution of the annuity account values within the presented ranges of minimum guaranteed interest rates (in millions):

	December 31,2021
Minimum Guaranteed Interest Rate	Account Value
	Fixed	Fixed Index	RILA	Variable	Total
1.0%	$155	$279	$1	$5,988	$6,423
>1.0% - 2.0%	54	1	—	214	269
>2.0% - 3.0%	876	183	—	3,254	4,313
>3.0% - 4.0%	594	—	—	—	594
>4.0% - 5.0%	276	—	—	—	276
>5.0% - 5.5%	72	—	—	—	72
Subtotal	2,027	463	1	9,456	11,947
Ceded reinsurance	12,086	12,870	—	—	24,956
Total	$14,113	$13,333	$1	$9,456	$36,903

	December 31, 2020
Minimum Guaranteed Interest Rate	Account Value
	Fixed	Fixed Index	RILA	Variable	Total
1.0%	$91	$164	$—	$6,502	$6,757
>1.0% - 2.0%	59	3	—	236	298
>2.0% - 3.0%	915	190	—	3,356	4,461
>3.0% - 4.0%	623	—	—	—	623
>4.0% - 5.0%	280	—	—	—	280
>5.0% - 5.5%	73	—	—	—	73
Subtotal	2,041	357	—	10,094	12,492
Ceded reinsurance	12,924	13,852	—	—	26,776
Total	$14,965	$14,209	$—	$10,094	$39,268

At both December 31, 2021 and 2020, approximately 80% of the Company’s interest sensitive life business account values correspond to crediting rates that are at the minimum guaranteed interest rates. The following table shows the distribution of the interest sensitive life business account values within the presented ranges of minimum guaranteed interest rates, excluding the business that is subject to the previously mentioned retro treaties (in millions):

	December 31,
Minimum Guaranteed Interest Rate	2021	2020
	Account Value - Interest Sensitive Life
>2.0% - 3.0%	$252	$270
>3.0% - 4.0%	2,742	2,819
>4.0% - 5.0%	2,387	2,488
>5.0% - 6.0%	1,967	2,045
Subtotal	7,348	7,622
Retro treaties	4,222	4,214
Total	$11,570	$11,836

The Company has established a $23 billion aggregate Global Medium Term Note program. Jackson National Life Global Funding was formed as a statutory business trust, solely for the purpose of issuing Medium Term Note instruments to institutional investors, the proceeds of which are deposited with the Company and secured by the issuance of funding agreements. The carrying values at December 31, 2021 and 2020 totaled $6.0 billion and $8.4 billion, respectively.

Those Medium Term Note instruments issued in a foreign currency have been hedged for changes in exchange rates using cross-currency swaps. The unrealized foreign currency gains and losses on those Medium Term Note instruments are included in the carrying value of the trust instruments supported by funding agreements.
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Trust instrument liabilities are adjusted to reflect the effects of foreign currency translation gains and losses using exchange rates as of the reporting date. Foreign currency translation gains and losses are included in net gains (losses) on derivatives and investments.

Jackson and Squire Re are members of the FHLBI primarily for the purpose of participating in the bank’s mortgage-collateralized loan advance program with long-term funding facilities. Advances are in the form of long-term notes or funding agreements issued to FHLBI. At both December 31, 2021 and 2020, the Company held $125 million of FHLBI capital stock, supporting $2.0 billion and $1.9 billion in funding agreements and long-term borrowings at December 31, 2021 and 2020, respectively.

The Company’s institutional products business is comprised of the traditional guaranteed investment contracts, medium-term funding agreement-backed notes and funding agreements (including agreements issued in conjunction with the Company’s participation in the U.S. Federal Home Loan Bank ("FHLB") program) described above.

10.    Certain Nontraditional Long-Duration Contracts and Variable Annuity Guarantees

Variable Annuity Guarantees

Variable annuity contracts issued by the Company offer various guaranteed minimum death, withdrawal, income and accumulation benefits. Certain benefits, including non-life contingent components of GMWB and GMWB for Life, GMAB and the reinsurance recoverable on the Company’s GMIB, are recorded at fair value. Guaranteed benefits that are not subject to fair value accounting are accounted for as insurance benefits. Variable annuity embedded derivatives are carried at fair value on the Company’s balance sheet as a component of reserves for future policy benefits and claims payable. The Company discontinued offering the GMIB in 2009 and GMAB in 2011.

The non-life contingent component of GMWB and GMWB for Life contracts consists of those guaranteed withdrawal amounts paid to the contract holder in excess of the account value of the contract, up to the amount of the living benefit base. Withdrawal amounts paid to the contract holder in excess of the living benefit base are considered life contingent, and are accounted for as insurance benefits. GMABs and non-life contingent components of GMWB and GMWB for Life contracts are recorded at fair value with changes in fair value recorded in net gains (losses) on derivatives and investments. The fair value of the reserve is based on the expectations of future benefit payments and certain future fees associated with the benefits. At the inception of the contract, the Company attributes to the embedded derivative a portion of rider fees collected from the contract holder, which is then held static in future valuations. Those fees, generally referred to as the attributed fees, are set such that the present value of the attributed fees is equal to the present value of future claims expected to be paid under the guaranteed benefit at the inception of the contract. In subsequent valuations, both the present value of future benefits and the present value of attributed fees are revalued based on current market conditions and policyholder behavior assumptions. The difference between each of the two components represents the fair value of the embedded derivative. Thus, when unfavorable equity market movements cause declines in the contract holder’s account value relative to the guarantee benefit, the valuation of future expected claims would generally increase relative to the measurement performed at the inception of the contract, resulting in an increase in the fair value of the embedded derivative liability (and vice versa).

Fair values for GMWB, GMWB for Life, and GMAB embedded derivatives, as well as GMIB reinsurance recoverables, are calculated using internally developed models because active, observable markets do not exist for those guaranteed benefits.

The fair value calculation is based on the present value of future cash flows comprised of future expected benefit payments, less future attributed rider fees, over the lives of the contracts. Estimating these cash flows requires numerous estimates and subjective judgments related to capital market inputs, as well as actuarially determined assumptions related to expectations regarding policyholder behavior. Capital market inputs include expected market rates of return, market volatility, correlations of market index returns to funds, fund performance and discount rates. The more significant actuarial assumptions include benefit utilization by policyholders, lapse, mortality, and withdrawal rates. Estimates of future policyholder behavior are subjective and are based primarily on the Company's experience. Best estimate assumptions plus risk margins are used as applicable.
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At each valuation date, the fair value calculation reflects expected returns based on the greater of LIBOR swap rates and constant maturity treasury rates as of that date to determine the value of expected future cash flows produced in a stochastic process. Volatility assumptions are based on available market data for implied market volatility for durations up to 10 years, grading to a historical volatility level by year 15, where such long-term historical volatility levels contain an explicit risk margin.

The fair value of a liability reflects the effect of nonperformance risk. Nonperformance risk includes, but may not be limited to, a reporting entity’s own credit risk. Additionally, non-performance risk is incorporated into the calculation through the use of discount rates based on a blend of yields on similarly-rated peer debt and yields on Jackson Financial debt (adjusted to operating company levels).

As markets change, mature and evolve and actual policyholder behavior emerges, management regularly evaluates the appropriateness of its assumptions for this component of the fair value model.

The use of the models and assumptions described above requires a significant amount of judgment. Management believes the aggregation of each of these components results in an amount that the Company would be required to transfer for a liability, or receive for an asset, to or from a willing buyer or seller, if one existed, for those market participants to assume the risks associated with the guaranteed benefits and the related reinsurance. However, the ultimate settlement amount of the asset or liability, which is currently unknown, could be significantly different than this fair value.

The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (“traditional variable annuities”). The Company also issues variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contract holder (“variable contracts with guarantees”) either a) return of no less than total deposits made to the account adjusted for any partial withdrawals, b) total deposits made to the account adjusted for any partial withdrawals plus a minimum return, or c) the highest account value on a specified anniversary date adjusted for any withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death (guaranteed minimum death benefits, or "GMDB"), at annuitization (GMIB), upon the depletion of funds (GMWB) or at the end of a specified period (GMAB).

The assets supporting the variable portion of both traditional variable annuities and variable contracts with guarantees are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for separate account liabilities. Liabilities for guaranteed benefits are general account obligations and are reported in reserves for future policy benefits and claims payable. Amounts assessed against the contract holders for mortality, administrative, and other services are reported in revenue as fee income. Changes in liabilities for minimum guarantees are reported within death, other policy benefits and change in policy reserves within the consolidated income statements with the exception of changes in embedded derivatives, which are included in net gains (losses) on derivatives and investments.

Fixed Index Annuities

The equity-linked option associated with fixed index annuities issued by the Company is accounted for at fair value as an embedded derivative on the Company’s consolidated balance sheets as a component of other contract holder funds, with changes in fair value recorded in net income. The fair value is determined using an option-budget method with capital market inputs of market index returns and discount rates as well as actuarial assumptions including lapse, mortality and withdrawal rates. Thus, favorable equity market movements cause increases in future contract holder benefits, resulting in an increase in the fair value of the embedded derivative liability (and vice versa). The Company also establishes a host contract reserve to support the underlying guaranteed account value growth. This host reserve is a component of other contract holder funds on the Company’s consolidated balance sheets. In addition, longevity riders may be issued on fixed index annuities. The benefits for these riders are accounted for as insurance benefits similarly to the life-contingent variable annuity guaranteed benefits described above, and are a component of reserves for future policy benefits and claims payable on the Company’s consolidated balance sheets.

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RILA

The equity-linked option associated with registered index linked annuities issued by the Company is accounted for at fair value as an embedded derivative on the Company’s consolidated balance sheets as a component of other contract holder funds, with changes in fair value recorded in net income. The fair value is determined using an option-budget method with capital market inputs of market index returns and discount rates as well as actuarial assumptions including lapse, mortality and withdrawal rates. Thus, favorable equity market movements cause increases in future contract holder benefits, resulting in an increase in the fair value of the embedded derivative liability (and vice versa). The Company also establishes a host contract reserve to support the associated account value growth and policyholder benefits. This host reserve is a component of other contract holder funds on the Company’s consolidated balance sheets.

Separate Account Assets and Liabilities

The Company maintains separate account assets, which are reported at fair value. The related liabilities are reported at an amount equivalent to the separate account assets. At December 31, 2021 and 2020, the assets and liabilities associated with variable life and annuity contracts were $248.9 billion and $219.1 billion, respectively. Investment risks associated with market value changes are borne by the contract holders, except to the extent of minimum guarantees made by the Company. Separate account net investment income, net investment realized and unrealized gains and losses, and the related liability changes are offset within the same line item in the consolidated income statements. Amounts assessed against the contract holders for mortality, variable annuity benefit guarantees, administrative, and other services are reported in revenue as fee income.

Included in the assets and liabilities described above is a Company issued group variable annuity contract designed for use in connection with and issued to the Company’s Defined Contribution Retirement Plan. These deposits are allocated to the Jackson National Separate Account – II, which had balances of $390 million and $365 million at December 31, 2021 and 2020, respectively. The Company receives administrative fees for managing the funds. These fees are recorded as earned and included in fee income in the consolidated income statements.

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At December 31, 2021 and 2020, the Company provided variable annuity contracts with guarantees, for which the net amount at risk is defined as the amount of guaranteed benefit in excess of current account value, as follows (dollars in millions):

	Minimum Return	Account Value	Net Amount at Risk	Weighted Average Attained Age	Average Period until Expected Annuitization

December 31, 2021
Return of net deposits plus a minimum return
GMDB	0-6%	$194,060	$2,124	68.7 years
GMWB - Premium only	0%	2,937	7
GMWB	0-5%*	245	8
Highest specified anniversary account value minus withdrawals post-anniversary
GMDB		14,806	93	69.8 years
GMWB - Highest anniversary only		3,919	33
GMWB		643	44
Combination net deposits plus minimum return, highest specified anniversary account value minus withdrawals post-anniversary
GMDB	0-6%	9,896	522	71.9 years
GMIB	0-6%	1,662	463		0.5 years
GMWB	0-8%*	181,457	4,295

				Weighted Average Attained Age	Average Period until Expected Annuitization
	Minimum Return	Account Value	Net Amount at Risk

December 31, 2020
Return of net deposits plus a minimum return
GMDB	0-6%	$170,510	$2,340	67.3 years
GMWB - Premium only	0%	2,858	12
GMWB	0-5%*	248	11
GMAB - Premium only	0%	39	—
Highest specified anniversary account value minus withdrawals post-anniversary
GMDB		13,512	86	68.3 years
GMWB - Highest anniversary only		3,459	41
GMWB		646	55
Combination net deposits plus minimum return, highest specified anniversary account value minus withdrawals post-anniversary
GMDB	0-6%	8,891	615	70.5 years
GMIB	0-6%	1,675	556		0.5 years
GMWB	0-8%*	159,857	5,656

* Ranges shown based on simple interest. The upper limits of 5% or 8% simple interest are approximately equal to 4.1% and 6.0%, respectively, on a compound interest basis over a typical 10-year bonus period. The combination GMWB category also includes benefits with a defined increase in the withdrawal percentage under pre-defined non-market conditions.

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Amounts shown as GMWB above include a ‘not-for-life’ component up to the point at which the guaranteed withdrawal benefit is exhausted, after which benefits paid are considered to be ‘for-life’ benefits. The liability related to this ‘not-for-life’ portion is valued as an embedded derivative, while the ‘for-life’ benefits are valued as an insurance liability (see below). For this table, the net amount at risk of the ‘not-for-life’ component is the undiscounted excess of the guaranteed withdrawal benefit over the account value, and that of the ‘for-life’ component is the estimated value of additional life contingent benefits paid after the guaranteed withdrawal benefit is exhausted.

Account balances of contracts with guarantees were invested in variable separate accounts as follows (in millions):

	December 31,
	2021	2020
Fund type:
Equity	$154,368	$132,213
Bond	20,207	20,203
Balanced	43,185	39,626
Money market	1,564	1,862
Total	$219,324	$193,904

GMDB liabilities reflected in the general account were as follows (in millions):

	December 31,
	2021	2020
Balance as of beginning of period	$1,418	$1,283
Incurred guaranteed benefits	55	270
Paid guaranteed benefits	(103)	(135)
Balance as of end of period	$1,370	$1,418
The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the liability balance through the consolidated income statement, within death, other policy benefits and change in policy reserves, if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the GMDB liability at both December 31, 2021 and 2020 (except where otherwise noted):

•Use of a series of stochastic investment performance scenarios, based on historical average market volatility.
•Mean investment performance assumption of 7.15%, after investment management fees, but before external investment advisory fees and mortality and expense charges.
•Mortality equal to 38% to 100% of the IAM 2012 basic table improved using Scale G through 2019.
•Lapse rates varying by contract type, duration and degree the benefit is in-the-money and ranging from 0.3% to 27.9% (before application of dynamic adjustments).
•Discount rates: 7.15% on 2020 and later issues, 7.4% on 2013 through 2019 issues, 8.4% on 2012 and prior issues.

Most GMWB reserves are considered to be derivatives under current accounting guidance and are recognized at fair value, as previously defined, with the change in fair value reported in net income (as net gains (losses) on derivatives and investments). The fair value of these liabilities is determined using stochastic modeling and inputs as further described in Note 6. The fair valued GMWB had a reserve liability of $2,626 million and $5,592 million at December 31, 2021 and 2020, respectively, and was reported in reserves for future policy benefits and claims payable.

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The Company has also issued certain GMWB products that guarantee payments over a lifetime. Reserves for the portion of these benefits after the point where the guaranteed withdrawal balance is exhausted are calculated using assumptions and methodology similar to the GMDB liability. At December 31, 2021 and 2020, these GMWB reserves totaled $196 million and $181 million, respectively, and were reported in reserves for future policy benefits and claims payable.

GMAB benefits were offered on some variable annuity products. However, the Company no longer offers these benefits and all have expired as of June 30, 2021. The GMAB had an asset value that was immaterial to the consolidated financial statements at December 31, 2020.

The direct GMIB liability is determined at each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used for calculating the direct GMIB liability are consistent with those used for calculating the GMDB liability. At December 31, 2021 and 2020, GMIB reserves before reinsurance totaled $78 million and $87 million, respectively.

Other Liabilities – Insurance and Annuitization Benefits

The Company has established additional reserves for life insurance business for universal life plans with secondary guarantees, interest-sensitive life plans that exhibit “profits followed by loss” patterns and account balance adjustments to tabular guaranteed cash values on one interest-sensitive life plan.

Liabilities for these benefits, as established according to the methodologies described below, are as follows:

	December 31, 2021			December 31, 2020
Benefit Type	Liability (in millions)	Net Amount at Risk (in millions)	Weighted Average Attained Age	Liability (in millions)	Net Amount at Risk (in millions)	Weighted Average Attained Age
Insurance benefits *	$943	$18,506	64.0 years	$940	$19,483	63.5 years
Account balance adjustments	141	N/A	N/A	134	N/A	N/A
*    Amounts for the universal life benefits are for the total of the plans containing any policies having projected non-zero excess benefits, and thus may include some policies with zero projected excess benefits.

The following assumptions and methodology were used to determine the universal life insurance benefit liability for the periods referenced in the table above:

•Use of a series of deterministic premium persistency scenarios.
•Other experience assumptions similar to those used in amortization of deferred acquisition costs.
•Discount rates equal to credited interest rates, approximately 3.0% to 5.5% at both December 31, 2021 and 2020, respectively.

The Company also has a small closed block of two-tier annuities, where different crediting rates are used for annuitization and surrender benefit calculations. A liability is established to cover future annuitization benefits in excess of surrender values and was immaterial to the consolidated financial statements at both December 31, 2021 and 2020, respectively. The Company also offers an optional lifetime income rider with certain of its fixed index annuities. The liability established for this rider before reinsurance was $37 million and $18 million at December 31, 2021 and 2020, respectively.

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11.    Long-Term Debt

Liabilities for the Company’s debt are primarily carried at an amount equal to the unpaid principal balance. Original issuance discount or premium and any debt issue costs, if applicable, are recognized as a component of interest expense over the period the debt is expected to be outstanding.

The aggregate carrying value of long-term debt were as follows (in millions):

	December 31,
	2021	2020
Long-Term Debt
Surplus notes	$427	$461
FHLBI bank loans	67	72
Total long-term debt	$494	$533
At December 31, 2021, the above borrowings were all due after five years.

Surplus Notes

Under Michigan Insurance Law, for statutory reporting purposes, the surplus notes are not part of the legal liabilities of the Company and are considered surplus funds. Payments of interest or principal may only be made with the prior approval of the commissioner of insurance of the state of Michigan and only out of surplus earnings which the commissioner determines to be available for such payments under Michigan Insurance Law.

On March 15, 1997, the Company issued 8.2% surplus notes in the principal amount of $250 million due March 15, 2027. These surplus notes were issued pursuant to Rule 144A under the Securities Act of 1933, as amended, and are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims and may not be redeemed at the option of the Company or any holder prior to maturity. Interest is payable semi-annually on March 15th and September 15th of each year. Interest expense on the notes was $20 million, $21 million, and $20 million for the years ended December 31, 2021, 2020 and 2019, respectively.

In conjunction with a reserve financing transaction, Squire Re II issued the Squire Surplus Note to an affiliate. The Squire Surplus Note matures December 30, 2031 and bears interest at 4.4%, payable quarterly. Interest expense on the Squire Surplus Note was $8 million, $10 million, and $11 million for the years ended December 31, 2021, 2020 and 2019, respectively.

FHLB Loans

The Company received loans of $50 million from the FHLBI under its community investment program in both 2015 and 2014, which amortize on a straight-line basis over the loan term. The weighted average interest rate on these loans was 0.1% and 0.5% for the years ended December 31, 2021 and 2020, respectively.

The outstanding balance on these loans was $67 million and $72 million at December 31, 2021 and 2020, respectively. At December 31, 2021 and 2020, the loans were collateralized by mortgage-related securities and commercial mortgage loans with a carrying value of $95 million and $96 million, respectively.

12.     Federal Home Loan Bank Advances

The Company entered into a advance program with the FHLBI in which interest rates were either fixed or variable based on the FHLBI cost of funds or market rates. Advances of nil and $380 million were outstanding at December 31, 2021 and 2020, respectively, and were recorded in other liabilities.
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13.     Income Taxes

U.S. Tax Law Changes

On March 27, 2020, H.R. 748, the Coronavirus Aid, Relief, and Economic Security Act, “the CARES ACT”, was signed into legislation. The CARES ACT includes tax provisions relevant to businesses that during 2020 impacted taxes related to 2018 and 2019. Some of the significant changes are reducing the interest expense disallowance for 2019 and 2020, allowing the five year carryback of net operating losses for 2018-2020, suspension of the 80% limitation of taxable income for net operating loss carryforwards for 2018-2020, and the acceleration of depreciation expense from 2018 and forward on qualified improvement property. In 2020, the Company recognized a tax benefit of $16 million as a result of the CARES ACT. In addition, the Taxpayer Certainty & Disaster Tax Relief Act was enacted on December 27, 2020. There was no impact to taxes from this legislation in 2021 or 2020.

Effective Tax Rate

The components of the provision for federal, state and local income taxes were as follows (in millions):

	Years Ended December 31,
	2021	2020 (1)	2019 (1)
Current tax expense (benefit)
Federal	$(78)	$(67)	$300
State and local	(3)	2	—
Total current tax expense (benefit)	(81)	(65)	300
Deferred tax expense (benefit)
Federal	675	(703)	(673)
State and local	22	(73)	—
Total deferred tax expense (benefit)	697	(776)	(673)
Total income taxes	$616	$(841)	$(373)

(1) Years ended December 31, 2020, and 2019 were reclassified to conform with the current year presentation of State and local taxes.

For the tax year ended December 31, 2021, current tax benefit includes $24 million benefit of net interest related to tax refunds and $3 million benefit for the reversal of the uncertain tax position.

The federal income tax provisions differ from the amounts determined by multiplying pretax income attributable to the Company by the statutory federal income tax rate of 21% were as follows (in millions):

	Years Ended December 31,
	2021	2020	2019
Income taxes at statutory rate	$811	$(503)	$(176)
State income taxes (1)	15	(56)	—
Dividends received deduction	(146)	(158)	(171)
Valuation allowance	—	—	—
U.S. federal tax reform impact (2)	—	(16)	—
Foreign and other tax credits (3)	(46)	(61)	(40)
Prior year deferred tax benefit	—	(53)	—
Other (4)	(18)	6	14
Income tax (benefit) expense	$616	$(841)	$(373)
Effective tax rate	15.9%	35.1%	44.5%

(1) For the year ended December 31, 2020, includes a benefit of $33 million relating to prior periods.
(2) For the year ended December 31, 2020, the benefit is the result of the CARES Act.
(3) For the years ended December 31, 2021, 2020 and 2019, this primarily represents the benefit from foreign tax credits generated by the fund investments of the variable life and annuity contracts
(4) Aggregation of insignificant reconciling items that are less than 5% of the computed income tax expense (benefit) in accordance with guidance.

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For 2019, the rate reconciling items for foreign and other tax credits and other included a reclassification to conform with the current year presentation.

The Dividends received deduction (“DRD”) reduces the amount of divided income subject to tax. The DRD for the current period was estimated using information from 2020 and estimates of current year investments results. The actual current year DRD can vary based on factors such as, but not limited to, changes in the amount of dividends received that are eligible for the DRD, changes in the amount of distributions received from fund investments, changes in the account balances of variable life and annuity contracts, and the Company’s taxable income before the DRD.

Income Taxes Paid

Income taxes paid (refunded) were $(390) million, $(4) million, and $379 million in 2021, 2020 and 2019, respectively. The income taxes refunded in 2021 include $(314) million of taxes and $(24) million of net interest related to the IRS audit that closed during the year and $(51) million of refunds from the overpayment of 2020 taxes in the current year.

Deferred Taxes and Assessment of Valuation Allowance

The tax effects of significant temporary differences that gave rise to deferred tax assets and liabilities were as follows (in millions):

	December 31,
	2021	2020
Gross deferred tax asset
Difference between financial reporting and the tax basis of:
Policy reserves and other insurance items	$2,695	$3,257
Employee benefits	151	137
Derivative investments	1,129	1,121
Other investment items	—	330
Net operating loss carryforward	284	29
Other	11	53
Total gross deferred tax asset	4,270	4,927
Valuation allowance	—	—
Gross deferred tax asset, net of valuation allowance	$4,270	$4,927
Gross deferred tax liability
Difference between financial reporting and the tax basis of:
Deferred acquisition costs and sales inducements	$(2,870)	$(2,811)
Other investment items	(22)	—
Net unrealized investment gains	(451)	(1,021)
Other	(18)	(59)
Total gross deferred tax liability	(3,361)	(3,891)
Net deferred tax asset	$909	$1,036

Deferred income taxes arise from the recognition of temporary differences between the basis of assets and liabilities determined for financial reporting purposes and the basis determined for income tax purposes. Such temporary differences are principally related to the effects of recording certain invested assets at market value, the deferral of acquisition costs and sales inducements and the provisions for future policy benefits and expenses. Deferred tax assets and liabilities are measured using the tax rates expected to be in effect when such benefits are realized.

In 2016, the Company reached an agreement with the IRS regarding the taxation of hedging activities. This agreement requires the current taxation of all unrealized gains and losses on hedge-related investments, but then defers two-thirds of the amount ratably over the following two years. Accordingly, there is an acceleration of taxes incurred currently and a related offset to the taxes being deferred.

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The Company is required to evaluate the recoverability of its deferred tax assets and establish a valuation allowance, if necessary, to reduce its deferred tax asset to an amount that is more likely than not to be realizable. Considerable judgment and the use of estimates are required when determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance. When evaluating the need for a valuation allowance, the Company considers many factors, including: the nature and character of the deferred tax assets and liabilities; taxable income in prior carryback years; future reversals of temporary differences; the length of time carryovers can be utilized; and any tax planning strategies the Company would employ to avoid a tax benefit from expiring unused.

The Company utilized a three year rolling calculation of actual income before taxes adjusted for permanent items to measure the cumulative losses in recent years. The total historical cumulative loss includes significant increases in the dividend received deduction (DRD) benefit for 2019 due to the funds in separate accounts converting regulated investment companies (RICs) to Partnerships. The conversion resulted in two years of DRD from RIC distributions being deducted in 2019. Significant increases in the DRD from fund conversions are not expected to continue as there are a limited number of RIC funds that could still be converted. In 2020, the Company entered into a funds withheld coinsurance agreement with Athene that resulted in a significant one-time loss related to the net consideration of the reinsurance transaction during the year. The Company considered increased DRD and Athene loss as well as a one-time loss for hedges related to managing to the risk limits under the previous VA reserving regime in 2019, in assessing the sources of taxable income available to realize the benefit of deferred tax assets.

The Company evaluated each component of the deferred tax asset and assessed the effects of limitations and/or interpretations on the value of such components to be fully recognized in the future. The Company also evaluated the likelihood of sufficient taxable income in the future to offset the available deferred tax assets based on evidence considered to be objective and verifiable. Based on the analysis at December 31, 2021 and 2020, the Company concluded that it is more likely than not, that the $909 million and $1,036 million, respectively, of net deferred tax assets will be realized through future projected taxable income.

Carryforwards

The following table sets forth the amount and expiration dates of federal and state operating, capital loss and tax credit carryforwards for tax periods indicated. Included in the table is a Section 382 loss carryforward attributable to a previous acquisition. Section 382 of the Internal Revenue Code imposes limitations on the utilization of net operating loss carryforwards. The Section 382 limitation is an annual limitation on the amount of pre-acquisition net operating losses that a corporation may use to offset post-acquisition income. Section 382 further limits certain unrealized built-in losses at the time of acquisition.

	December 31,
	2021	2020
Federal net operating and capital loss carryforwards (1)	$1,178	$—
Section 382 net operating loss from previous acquisition (2)	137	137
State net operating and capital loss carryforwards (3)	158	—
Alternative Minimum Credit (4)	6	6
Total	$1,479	$143

(1) Unlimited carryforward
(2) Begins to expire in 2026 with annual limitation of approximately $21 million.
(3) For the year ended December 31, 2021, includes $50 million with expiration of 0-20 years, and with $108 million unlimited carryforward.
(4) Subject to 383 limitations.

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Accounting for Uncertainty in Income Taxes

The Company determines whether a tax position is more likely than not to be sustained upon examination by tax authorities. The portion of a tax position that is greater than the 50% likelihood of being realized is recorded on the financial statements and any unrecognized part of a position due to uncertainties are recorded as a liability and are charged to income tax in the period that determination is made. The Company has considered both permanent and temporary positions in determining the unrecognized tax benefit rollforward. At December 31, 2021, the Company held no reserves related to unrecognized tax benefits. For the year ended December 31, 2021, the Company decreased the reserve related to a change in the calculation of its tax basis reserves as a result of the lapse of the statute of limitations. For the year ended December 31, 2020, the Company decreased the reserve related to the exclusion of short-term capital gains from the separate account dividends received deduction calculation as a result of settlement through the IRS Fast Track Settlement process. The unrecognized benefit had been recorded in the net federal income tax receivable included in other assets on the consolidated balance sheets. The following table summarizes the changes in the Company’s unrecognized tax benefits (in millions):

	December 31,
	2021	2020
Unrecognized tax benefit, beginning of year	$2	$33
Additions for tax positions identified	—	—
Decrease for Change in Tax Reserves position	(2)	—
Decrease for DRD short-term position	—	(31)
Unrecognized tax benefit, end of year	$—	$2

The Company recognizes interest and penalties, if any, related to unrecognized tax benefits as a component of income tax (benefit) expense. The Company did not recognize any interest and penalty expense in 2021, 2020 or 2019. For 2021 and 2020, the Company had accrued total interest expense of nil and $5 million, respectively. For 2021 and 2020, the Company did not accrue any amounts for penalties.

Based on information available as of December 31, 2021, the Company believes that, in the next 12 months, there are no positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease.

Tax Examinations And Litigation

The Company is no longer subject to U.S. federal tax examinations by tax authorities for years prior to 2018. Tax years from 2018 to 2021 remain open under the statute of limitations. The 2017 IRS exam of the Brooke Life consolidated return closed during 2021 with no material impact to the Company. Certain of the Company’s state premium tax returns are currently under examination by various jurisdictions for years ranging from 2012 to 2021. The Company does not anticipate any material changes from any of these audits.

Organization and Tax Sharing Agreements

The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as certain foreign jurisdictions.

Brooke Life files a consolidated life insurance company tax return with Jackson, JNY, and Squire Re II. Jackson National Life (Bermuda) LTD and VFL International Life Company SPC, LTD are taxed as controlled foreign corporations of Jackson. With the exception of several insignificant wholly-owned subsidiaries that are not included in the Brooke Life consolidated tax return, all other subsidiaries of Jackson are limited liability companies with all of their interests owned by Jackson. Accordingly, they are not considered separate entities for income tax purposes and, therefore, are taxed as part of the operations of Jackson. Income tax expense is calculated on a separate company basis.

Brooke Life, Jackson, JNY, and Squire RE II have entered into written tax sharing agreements. These tax sharing agreements are generally based on a separate return basis with benefits for credits and losses.

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14.    Commitments and Contingencies

In the ordinary course of business, the Company and its subsidiaries are parties to legal actions and, at times, regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate their impact on the Company’s financial position. A reserve is established for contingent liabilities if it is probable that a loss has been incurred and the amount is reasonably estimable. It is possible that an adverse outcome in certain of the Company’s contingent liabilities, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company’s financial position. However, it is the opinion of management that the ultimate disposition of contingent liabilities is unlikely to have a material adverse effect on the Company’s financial position. Jackson has been named in civil litigation proceedings, which appear to be substantially similar to other class action litigation brought against many life insurers including allegations of misconduct in the sale of insurance products. The Company accrues for legal contingencies once the contingency is deemed to be probable and reasonably estimable.

At December 31, 2021, the Company had unfunded commitments related to its investments in limited partnerships and limited liability companies totaling $1,740 million. At December 31, 2021, unfunded commitments related to fixed-rate mortgage loans and other debt securities totaled $1,398 million.

15.    Leases

The Company leases office space and equipment under several operating leases that expire at various dates through 2051. The Company determines if a contract is a lease at inception or modification. Lease terms may include options to extend or terminate the lease and are included in the lease measurement when it is reasonably certain that the Company will exercise that option. Right-of-use (“ROU”) assets represent the right to use an underlying asset for the lease term and corresponding lease liabilities represent the obligation to make lease payments arising from the lease. ROU assets and liabilities are determined using the Company’s incremental borrowings rate based upon information available at lease commencement. Certain lease incentives such as free rent periods are recorded as a reduction of the ROU asset. Lease costs for operating leases are recognized on a straight-line basis over the life of the lease.

The Company has lease agreements with both lease and non-lease components. The Company elected the practical expedient to combine lease and non-lease components for certain real estate leases.

Variable lease expenses may include changes in index-linked lease payments and certain variable operating expenses associated with real estate leases. These payments are recognized in operating expenses in the period incurred.

At December 31, 2021 and 2020, the Company had operating lease net ROU assets of $14 million and $19 million and associated lease liabilities of $23 million and $30 million, respectively, classified within other assets and other liabilities, respectively. Net lease expense was $30 million, $22 million, and $32 million in 2021, 2020 and 2019, respectively, including expenses associated with software leases.

The following table summarizes the components of operating lease costs and other information related to operating leases recorded within operating costs and other expenses, net of deferrals, (in millions):

	Years Ended December 31,
	2021	2020	2019
Lease Cost:
Operating leases (1)	$7	$11	$13
Variable lease costs	2	2	2
Sublease income	(4)	(5)	(3)
Net Lease Cost	$5	$8	$12

Other Information:
Cash paid for amounts included in the measurement of operating lease liability	$7	$10	$12
Weighted average lease term	5 years	6 years	6 years
Weighted average discount rate	3.6%	3.6%	3.6%
(1)    Operating lease costs exclude software leases, as intangible assets are excluded from the scope of Accounting Standard Codification 842, Leases.

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At December 31, 2021, the maturities of operating lease liabilities were as follows (in millions):

2022	$6
2023	6
2024	5
2025	3
2026	3
Thereafter	3
Total	$26
Less: interest	3
Present value of lease liabilities	$23

16.    Share-Based Compensation

Prudential Share Plans

Historically, certain employees participated in various share award plans relating to Prudential shares and/or American Depositary Receipts (“ADRs”) that were tradable on the New York Stock Exchange and are described below.

At certain times, the Company granted one-off type retention awards to certain key senior executives within Jackson. These awards were subject to the prior approval of the Jackson Remuneration Committee and were nil cost awards with a contingent right to receive Prudential ADRs. The awards were contingent upon continued employment of the recipient through the award vesting date. There were no performance measurements with these awards.

The Company reflected the above plan as an equity classified plan and, therefore, reported the net reserve related to the compensation expense and the value of the shares distributed under this plan within the consolidated statements of equity. At December 31, 2021 and 2020, the Company had nil and $8 million, respectively, reserved for future payments under this plan.

The Company either acquired shares/ADRs or reimbursed Prudential for the costs of any shares/ADRs that were distributed to participants in the above plan. The shares/ADRs acquired for all the share-award plans were held at cost in a trust account for future distributions. The Company reflected the costs of shares/ADRs held within the consolidated balance sheet as shares held in trust. At December 31, 2021 and 2020, the Company had nil and $4 million of shares/ADRs held at cost in the trust, respectively.

The Prudential Long Term Incentive Plan (the “Prudential PLTIP”) was a Prudential incentive plan in which the Company granted share awards to eligible employees in the form of a contingent right to receive Prudential ADRs, or a conditional allocation of Prudential ADRs, subject to the prior approval of Jackson Remuneration Committee. Historically, these share awards vested based on the achievement of planned International Financial Reporting Standards (“IFRS”) pretax operating income for the U.S. business, had vesting periods of three years and were at nil cost to the employee. Share awards vested between 0% (less than 90% of plan) and 100% (more than 110% of plan) of the grant amounts dependent on IFRS pretax operating income attained over the performance period. Award holders did not have any right to dividends or voting rights attached to the ADRs granted during the performance period. Upon vesting, a number of ADRs equivalent to the value of dividends that otherwise would have been received over the performance period were added to vested awards.

The Company reflected the above plan as a liability classified plan and, therefore, reported the accrued compensation expense and the value of the shares distributed within other liabilities. At December 31, 2021 and 2020, the Company had nil and $89 million accrued for future payments under this plan.

Outstanding non-vested Prudential ADRs granted as of December 31, 2020 were 4,728,473. In 2021, these plans were replaced through a re-issuance by Jackson Financial’s 2021 Omnibus Incentive Plan (the “Incentive Plan”) and the remaining outstanding awards were exchanged for awards under the new plan as further described below.

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2021 Omnibus Incentive Plan

In April 2021, the Jackson Financial’s board of directors adopted, and Jackson Financial’s shareholders approved, the Incentive Plan. This Incentive Plan became effective following the completion of the Demerger and replaced the Prudential Share Plans. The outstanding unvested awards previously issued under the Prudential Share Plans were exchanged for equivalent awards of shares of Jackson Financial’s Class A common stock under the Incentive Plan, with a grant date of October 4, 2021. The performance conditions of the awards were modified to be based on U.S. GAAP based metrics, rather than IFRS. The incremental compensation cost resulting from the modifications will be recognized ratably over the remaining requisite service period of each award.

Jackson Financial’s 2021 Omnibus Incentive Plan allows for stock-based awards including stock options, stock appreciation rights, restricted share awards, performance share awards, and deferred share units. The Incentive Plan has a ten-year term, expiring in September 2031. Jackson Financial currently has Restricted Share Unit and Performance Unit equity-based compensation awards outstanding. Dividend equivalents are generally accrued on restricted stock units and performance share units outstanding as of the record date. These dividend equivalents are paid only on the restricted stock units and performance units that ultimately vest. Generally, the requisite service period is the vesting period. In the case of retirement (eligibility for which is based on the employee's age and years of service as provided in the relevant award agreement), awards vest in full, but are subject to the satisfaction of any applicable performance criteria and paid in line with the original vesting date.

The Company reflects the cash settled awards of the above plan as a liability classified plan and, therefore, reports the accrued compensation expense and the value of the cash settled awards within other liabilities. At December 31, 2021, the Company had $61 million accrued for future payments under this plan. Jackson Financial allocates a portion of the compensation expense associated with the share-settled awards to Jackson, which the Company settles with Jackson Financial monthly, on a one-month lag.

Restricted Share Units (RSUs)

Jackson Financial grants RSUs to certain employees. The majority of employee RSUs are expected to vest in three equal installments on the first through third anniversaries of the grant date over a 3-year service period, subject to forfeiture and transfer restrictions, and are payable in cash or shares of Jackson Financial Class A common stock at Jackson Financial’s discretion. The employee awards granted in 2021 will have a shortened, 30-month vesting period. In addition, 1 and 2-year awards were issued in connection with Jackson Financial's Demerger. Restricted share units have immediate dividend rights and voting rights upon issuance of underlying shares. In lieu of cash dividend payments, the dividends on unvested RSUs are awarded in additional units equal to the value of the dividends, and are subject to the same vesting and distribution conditions as the underlying RSU.

Outstanding non-vested liability classified RSUs granted to employees were as follows:

Year Ended December 31, 2021	Cash-Settled
	RSUs	Weighted-Average Grant Date Fair Value per Share
Non-vested at beginning of period	—	$—
Granted (1)	1,338,880	$26.57
Vested	—	$—
Forfeited	(5,177)	$26.41
Re-issuance due to modification	234,692	$26.41
Non-vested at end of period	1,568,395	$26.09

(1) Includes dividend equivalents granted in the current period on awards outstanding

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Performance Share Units (PSUs)

Jackson Financial grants PSUs to certain employees. PSU vesting is contingent on meeting a specified service requirement and the level of achievement of performance conditions. The PSU awards entitle recipients to receive, upon vesting, a number of units that ranges from 0% to 200% of the number of PSUs awarded, depending on the level of achievement of the specified performance conditions. The awards are generally expected to vest after a period of three years, subject to forfeiture and transfer restrictions, and are payable in cash or shares of Jackson Financial Class A common stock at Jackson Financial’s discretion. However, the awards granted in 2021 will have a shortened, 30-month vesting period. Award recipients have immediate dividend rights and voting rights upon issuance of underlying shares. The dividends on unvested PSUs are awarded in additional units equal to the value of the dividends, and are subject to the same vesting and distribution conditions as the underlying PSUs. The modified PSU awards retained their vesting and performance conditions, modified to be based on U.S. GAAP based metrics, rather than IFRS.

Outstanding non-vested liability classified PSUs granted were as follows:

Year Ended December 31, 2021	Cash-Settled
	PSUs	Weighted-Average Grant Date Fair Value per Share
Non-vested at beginning of period	—	$—
Granted (1)	219,139	$27.44
Vested	—	$—
Forfeited	(3,087)	$26.41
Re-issuance due to modification	1,303,070	$26.41
Non-vested at end of period	1,519,122	$26.56
(1) Includes dividend equivalents granted in the current period on awards outstanding

Compensation Cost

The Company charges the fair value of the restricted share units and performance share units to expense over the requisite service period. The fair value of equity-classified RSUs and PSUs is based on the price of Jackson Financial’s Class A common stock on the grant date. The fair value of liability-classified RSUs and PSUs is based on the price of Jackson Financial’s Class A common stock as of the reporting date. For performance-based awards, Jackson Financial estimates the number of shares expected to vest at the end of the performance period based on the probable achievement of the performance objective. RSUs have graded vesting features and the Company recognizes expense for those awards on a straight-line basis over the requisite service period. Jackson Financial recognizes forfeitures as they occur when recognizing share-based compensation expense.

Total expense related to these share-based plans was as follows (in millions):

	For the Years Ended December 31,
	2021	2020	2019
Compensation expense recognized	$97	$44	$55
Income tax benefit recognized	$19	$9	$12

Unrecognized compensation cost for RSUs and PSUs under the Incentive Plan as of December 31, 2021 was $120 million with a weighted average recognition period of 1.44 years.

17.    Other Related Party Transactions

The Company's investment portfolio is managed by PPM America, Inc. ("PPM"), a registered investment adviser, and a wholly-owned subsidiary of Jackson Financial. The Company paid $58 million, $65 million, and $77 million for investment advisory services during the years ended December 31, 2021, 2020 and 2019.
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The Company has entered into shared services administrative agreements with both National Planning Holdings ("NPH") and PPM. Under the shared services administrative agreements, the Company charged $6 million, $9 million, and $8 million of certain management and corporate services costs to these affiliates in 2021, 2020 and 2019, respectively.

The Company provides a $100 million revolving credit facility to Jackson Financial, an upstream holding company. The loan is unsecured and matures in December 2026, accrues interest at Secured Overnight Financing Rate plus 2% plus 0.12% spread adjustment, and has a commitment fee of 0.1% per annum. There was no outstanding balance at both December 31, 2021 and 2020, respectively. The highest outstanding loan balance during 2021 and 2020 was $30 million and nil, respectively.
The Company provides a $40 million revolving credit facility to PPM. The loan is unsecured, matures in September 2023, accrues interest at LIBOR plus 2% per annum and has a commitment fee of 0.1% per annum. At December 31, 2021 and 2020, the outstanding balance was $20 million and nil, respectively. The highest outstanding loan balance during 2021 and 2020 was $20 million and nil, respectively.

The Company provides a $20 million revolving credit facility to Jackson Holdings, LLC, an upstream holding company. The loan is unsecured, matures in June 2024, accrues interest at LIBOR plus 2% per annum and has a commitment fee of 0.25% per annum. The outstanding balance at both December 31, 2021 and 2020 was nil. The highest outstanding loan balance during both 2021 and 2020 was nil.

The Company, through its PGDS subsidiary, provides various information security and technology services to certain Prudential affiliated entities. The Company recognized $4 million, $5 million, and $3 million of revenue during the years ended December 31, 2021, 2020 and 2019, associated with these services. This revenue is included in other income in the accompanying consolidated income statements and is substantially equal to the costs incurred to provide the services, which are reported in operating costs and other expenses in the consolidated income statements.

Receivables from Affiliates
Effective December 30, 2016, the Company executed a reserve financing transaction, whereby, for statutory reporting, the risk on $319 million of statutory basis redundant term life reserves was transferred to a third-party reinsurer. In conjunction with the transaction, Squire Re II financed the excess reserves through a surplus note (the “Squire Surplus Note”) issued to an affiliate, Brier Capital LLC (“Brier”), in return for a note receivable from Brier (the “Financing Note”). Quarterly interest payments due under the Financing Note and the Squire Surplus Note are offset against each other and only the net amounts are due. The outstanding principal on the Financing Note and the Squire Surplus Note, each initially $344 million, are expected to increase or decrease in relation to changes in the excess reserves financed. The Financing Note, reported in Receivables from Affiliates, matures December 30, 2031 and bears interest at 4.0%. The outstanding balance of both the Financing Note and the Squire Surplus Note was $177 million and $211 million at December 31, 2021 and 2020, respectively.

18.    Statutory Accounting and Regulatory Matters

The Company is required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred and establishing future policy benefit liabilities using different actuarial assumptions, as well as valuing investments and certain assets and accounting for deferred income taxes on a different basis.

At December 31, 2021 and 2020, the Company’s statutory capital and surplus was $6.1 billion and $4.8 billion, respectively. Statutory net income (loss) of the Company was $136 million, $(1,933) million, and $(1,058) million, in 2021, 2020 and 2019, respectively.

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Under Michigan Insurance Law, Jackson must provide notification to the Michigan commissioner of insurance prior to payment of any dividend. Ordinary dividends on capital stock may only be distributed out of earned surplus, excluding any unrealized capital gains and the effect of permitted practices (referred to as adjusted earned surplus). Ordinary dividends are also limited to the greater of 10% of statutory surplus as of the preceding year end, excluding any increase arising from the application of permitted practices, or the statutory net income, excluding any net realized investment gains, for the twelve month period ended on the preceding December 31. The commissioner may approve payment of dividends in excess of these amounts, which would be deemed an extraordinary dividend. The maximum amount that would qualify as an ordinary dividend, which would consequently be free from restriction and available for payment of dividends to Brooke Life in 2022, is estimated to be $608 million, subject to the availability of adjusted earned surplus as of the dividend date. At December 31, 2021, the Company had no adjusted earned surplus available for ordinary dividends. Ordinary dividends from the Company to its parent were nil, nil, and $525 million in 2021, 2020, and 2019, respectively.

On February 14, 2022, the Company received approval from the Michigan Department of Insurance and Financial Services for a $453 million extraordinary dividend and $147 million return of capital to the Company’s parent company, Brooke Life. The combined dividend and return of capital payment to Brooke of $600 million was completed in the first quarter of 2022. Brooke Life paid a $510 million ordinary dividend to its ultimate parent, Jackson Financial, subsequent to the receipt of the $600 million combined extraordinary dividend and return of capital from the Company in the first quarter of 2022.

The Company received approval from the Michigan Department of Insurance and Financial Services regarding the use of a permitted practice which allows early adoption of an exemption for ordinary life insurance certificates issued during 2021 and 2020 that would be subject to VM-20 of the NAIC Valuation Manual. The exemption for companies meeting the conditions of APF 2020-09 will be part of the 2022 Valuation Manual. The permitted practice does not result in differences in net income or capital and surplus between NAIC SAP and practices prescribed or permitted by the state of Michigan, as reserves are established utilizing the same methodology as prior years. However, the additional principle-based reserving requirements are eliminated.

In December 2020, Jackson NY received approval from NYSDFS regarding the use of a permitted practice to allow Jackson NY to exempt life insurance policies issued during 2020 and 2021 from a VM-20 principle-based reserving approach that would have impacted an immaterial number of policies.

Under Michigan Insurance Law, Value of Business Acquired ("VOBA") is reported as an admitted asset if certain criteria are met. Pursuant to Michigan Insurance Law, the Company reported $33 million and $82 million of statutory basis VOBA, at December 31, 2021 and 2020, respectively, which is fully admissible.

The NAIC has developed certain risk-based capital (“RBC”) requirements for life insurance companies. Under those requirements, compliance is determined by a ratio of a company’s total adjusted capital (“TAC”), calculated in a manner prescribed by the NAIC to its authorized control level RBC, calculated in a manner prescribed by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice the authorized control level RBC (“Company action level RBC”). At December 31, 2021, the Company's TAC remained well in excess of the Company action level RBC.

In addition, on the basis of statutory financial statements that insurers file with the state insurance regulators, the NAIC annually calculates twelve financial ratios to assist state regulators in monitoring the financial condition of insurance companies. A usual range of results for each ratio is used as a benchmark and departure from the usual range on four or more of the ratios can lead to inquiries from individual state insurance departments. In 2021 and 2020, there were no significant exceptions with any ratios.
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19.    Benefit Plans

The Company has a defined contribution retirement plan covering substantially all employees and certain affiliates. Effective January 1, 2020, employees are immediately eligible to participate in the Company’s matching contribution. To be eligible to participate in the Company’s profit sharing contribution, an employee must have attained the age of 21, completed at least 1,000 hours of service in a 12-month period and passed their 12-month employment anniversary. In addition, the employee must be employed on the applicable January 1 or July 1 entry date. The Company’s annual profit sharing contributions, as declared by Jackson’s board of directors, are based on a percentage of eligible compensation paid to participating employees during the year. In addition, the Company matches a participant’s elective contribution, up to 6 percent of eligible compensation, to the plan during the year. The Company’s expense related to this plan was $28 million, $30 million, and $28 million in 2021, 2020 and 2019, respectively.

The Company maintains non-qualified voluntary deferred compensation plans for certain employees and independent agents. At December 31, 2021 and 2020, the total aggregate liability for such plans was $564 million and $595 million, respectively, and was reported in other liabilities. The Company’s expense (income) related to these plans, including a match of elective deferrals for the agents’ deferred compensation plan and the change in value of participant elective deferrals, was $54 million, $56 million, and $70 million in 2021, 2020 and 2019, respectively.

20.    Operating Costs and Other Expenses

The following table is a summary of the Company’s operating costs and other expenses (in millions):

	Years Ended December 31,
	2021	2020	2019
Asset-based commission expenses	$1,126	$907	$861
Other commission expenses	1,042	1,020	1,074
John Hancock ceding commission and expense reimbursement write-off	—	—	(66)
Athene ceding commission (1)	—	(1,202)	—
General and administrative expenses	863	819	835
Deferral of acquisition costs	(789)	(737)	(797)
Total operating costs and other expenses	$2,242	$807	$1,907

(1) See Note 8 for further information

21.    Accumulated Other Comprehensive Income

Comprehensive income includes all changes in shareholder's equity (except those arising from transactions with owners/shareholders) and includes net income and net unrealized gains or losses on available-for-sale securities.

The following table represents changes in the balance of accumulated other comprehensive income ("AOCI"), net of income tax, related to unrealized investment gains (losses) (in millions):

	Years Ended December 31,
	2021	2020	2019
Balance, beginning of period (1)	$3,960	$2,539	$(72)

Change in unrealized appreciation (depreciation) of investments	(1,821)	2,589	3,879
Change in unrealized appreciation (depreciation) - other	88	133	(656)
Change in deferred tax asset	374	(601)	(677)
Other comprehensive income (loss) before reclassifications	(1,359)	2,121	2,546
Reclassifications from AOCI, net of tax	(711)	(700)	65
Other comprehensive income (loss)	(2,070)	1,421	2,611
Balance, end of period (1)	$1,890	$3,960	$2,539
(1)Includes $287 million and $1,213 million related to the investments held within the funds withheld account related to the Athene Reinsurance Transaction as of December 31, 2021 and December 31, 2020, respectively.
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The following table represents amounts reclassified out of AOCI (in millions):

AOCI Components	Amounts Reclassified from AOCI			Affected Line Item in the Consolidated Income Statement

	Years Ended December 31,
	2021	2020	2019
Net unrealized investment gain (loss):
Net realized gain (loss) on investments	$(929)	$(1,142)	$114	Net gains (losses) on derivatives and investments
Other impaired securities	(10)	10	(1)	Net gains (losses) on derivatives and investments
Net unrealized gain (loss)	(939)	(1,132)	113
Amortization of deferred acquisition costs	31	246	(31)
Reclassifications, before income taxes	(908)	(886)	82
Income tax expense (benefit)	(197)	(186)	17
Reclassifications, net of income taxes	$(711)	$(700)	$65

22.    Subsequent Events

The Company has evaluated events through March 25, 2022, which is the date these consolidated financial statements were issued.

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Schedule I
Jackson National Life Insurance Company and Subsidiaries
Summary of Investments—Other Than Investments in Related Parties
(In millions)

	As of December 31, 2021
			Amount at
			Which Shown
	Cost or		on Balance
Type of Investment	Amortized Cost	Fair Value	Sheet
Debt securities:
Bonds:
U.S. government securities	$4,515	$4,311	$4,311
Other government securities	1,489	1,619	1,619
Public utilities	6,016	6,660	6,660
Corporate securities	27,817	29,254	29,254
Residential mortgage-backed	514	554	554
Commercial mortgage-backed	1,960	2,029	2,029
Other asset-backed securities	6,985	7,026	7,026
Total debt securities	49,296	51,453	51,453
Equity securities	257	257	257
Mortgage loans	11,482	N/A	11,482
Policy loans	4,474	N/A	4,474
Derivative instruments	1,417	N/A	1,417
Other invested assets	1,972	N/A	2,620
Total investments	$68,898		$71,703

See the accompanying Report of Independent Registered Public Accounting Firm

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Schedule III
Jackson National Life Insurance Company and Subsidiaries
Supplemental Insurance Information
(In millions)

		Reserves for
	Deferred	Future Policy
	Acquisition	Benefits and	Other Contract
	Costs	Claims Payable	Holder Funds
December 31, 2021
Retail Annuities	$14,125	$4,845	$37,639
Closed Life and Annuity Blocks	126	12,772	12,987
Institutional Products	—	—	8,830
Corporate and Other	(5)	—	—
Total	$14,246	$17,617	$59,456

December 31, 2020
Retail Annuities	$13,739	$7,956	$39,839
Closed Life and Annuity Blocks	134	13,516	13,316
Institutional Products	—	—	11,138
Corporate and Other	24	—	—
Total	$13,897	$21,472	$64,293

December 31, 2019
Retail Annuities	$12,233	$4,872	$37,925
Closed Life and Annuity Blocks	149	14,320	13,836
Institutional Products	—	—	12,287
Corporate and Other	(48)	—	—
Total	$12,334	$19,192	$64,048

(continued)
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Schedule III
Jackson National Life Insurance Company and Subsidiaries
Supplemental Insurance Information
(In millions)

			Interest Credited	Deferred
			on Other	Acquisition and	Operating
		Net Investment	Contract Holder	Sales Inducements	Costs and
	Premium	Income	Funds	Amortization	Other Expenses
December 31, 2021
Retail Annuities	$—	$669	$261	$198	$2,038
Closed Life and Annuity Blocks	119	925	412	14	163
Institutional Products	—	260	188	—	5
Corporate and Other	—	44	—	34	36
Segment subtotal	119	1,898	861	246	2,242
Non-operating items (1)	(12)	1,188	—	274	—
Total	$107	$3,086	$861	$520	$2,242

December 31, 2020
Retail Annuities	$—	$922	$524	$61	$1,811
Closed Life and Annuity Blocks	143	757	428	17	169
Institutional Products	—	355	250	—	5
Corporate and Other	—	(45)	—	20	25
Segment subtotal	143	1,989	1,202	98	2,010
Non-operating items (1)	(13)	792	—	(488)	(1,203)
Total	$130	$2,781	$1,202	$(390)	$807

December 31, 2019
Retail Annuities	$—	$1,491	$897	$(62)	$1,757
Closed Life and Annuity Blocks	550	802	444	19	107
Institutional Products	—	450	291	—	4
Corporate and Other	—	(55)	—	1	39
Segment subtotal	550	2,688	1,632	(42)	1,907
Non-operating items (1)	(13)	330	—	(939)	—
Total	$537	$3,018	$1,632	$(981)	$1,907
(1) See Note 3. Segment Information for further details on the non-operating items.

See the accompanying Report of Independent Registered Public Accounting Firm
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Schedule IV
Jackson National Life Insurance Company and Subsidiaries
Reinsurance
For the Years Ended December 31, 2021, 2020, and 2019
(In millions)

					% Amount
					Assumed to
	Gross Amount	Ceded	Assumed	Net Amount	Net
2021
Life insurance in-force	$105,704	$72,034	$16,358	$50,028	32.7%
Insurance premium
Life insurance	$354	$273	$38	$119	31.9%
Accident and health	38	42	4	—
Annuity guaranteed benefits	—	12	—	(12)
Total insurance premium	$392	$327	$42	$107	39.3%

2020
Life insurance in-force	$118,328	$81,858	$17,034	$53,504	31.8%
Insurance premium
Life insurance	$273	$172	$42	$143	29.6%
Accident and health	36	41	5	—
Annuity guaranteed benefits	—	13	—	(13)
Total insurance premium	$309	$226	$47	$130	36.2%

2019
Life insurance in-force	$142,233	$99,495	$18,206	$60,944	29.9%
Insurance premium
Life insurance	$518	$418	$44	$144	30.7%
Group payout annuity	—	—	406	406
Accident and health	40	46	6	—
Annuity guaranteed benefits	—	13	—	(13)
Total insurance premium	$558	$477	$456	$537	85.0%

See the accompanying Report of Independent Registered Public Accounting Firm
86

Schedule V
Jackson National Life Insurance Company and Subsidiaries
Valuation and Qualifying Accounts
For the Years Ended December 31, 2021 and 2020
(In millions)

	Balance at	Charged to
	Beginning	Costs and				Balance at
	of Period	Expenses		Deductions		End of Period
2021
Allowance for credit losses on debt securities	$14	$11		$(16)	(1)	$9
Allowances for credit losses on mortgage and other loans	179	—		(85)	(2)	94
Allowance for credit losses on reinsurance recoverable	13	—		(1)		12
	$206	$11		$(102)		$115

2020
Allowance for credit losses on debt securities	$—	$14		$—		$14
Allowances for credit losses on mortgage and other loans	9	170	(3)	—		179
Allowance for credit losses on reinsurance recoverable	—	13	(4)	—		13
	$9	$197		$—		$206

(1) Represents reductions for securities disposed.
(2) Represents release of allowance for write-offs.
(3) Includes cumulative effect adjustment related to the adoption of ASU 2016-13 of $62 million.
(4) Includes cumulative effect adjustment related to the adoption of ASU 2016-13 of $10 million.

See the accompanying Report of Independent Registered Public Accounting Firm
87